UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:      811-09195

SA FUNDS - INVESTMENT TRUST
(Exact name of registrant as specified in charter)

10 Almaden Blvd., 15th Floor,
San Jose, CA	95113
(Address of principal executive offices)	(Zip Code)

Debora Djeu, Esq.
Chief Compliance Officer
SA Funds - Investment Trust
10 Almaden Blvd., 15th Floor, San Jose, CA 95113
(Name and Address of Agent for Service)

Copies to:

Brian F. Link, Esq.	Mark D. Perlow, Esq.
Vice President and Managing Counsel	Counsel to the Trust
State Street Bank and Trust Company	Dechert LLP
100 Summer Street 7th Floor, Mailstop SUM 0703 Boston, MA 02111	One Bush Street, Suite 1600 San Francisco, CA 94104-4446

Registrant’s telephone number, including area code:	(800) 366-7266

Date of fiscal year end:	June 30

Date of reporting period:	September 30, 2017

SA U.S. Fixed Income Fund
PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2017 (Unaudited)

		FACE
		AMOUNT	VALUE †
BONDS AND NOTES — 99.1%
Australia — 3.3%
Australia & New Zealand Banking Group Ltd. MTN, 1.600%, 7/15/19	USD	2,250,000	$2,237,000
Australia & New Zealand Banking Group Ltd. MTN, 2.250%, 6/13/19	USD	2,500,000	2,516,251
Commonwealth Bank of Australia, 2.300%, 9/06/19	USD	402,000	405,267
National Australia Bank Ltd., 1.375%, 7/12/19	USD	1,000,000	992,951
National Australia Bank Ltd., 2.250%, 7/01/19	USD	2,500,000	2,519,567
Westpac Banking Corp., 1.650%, 5/13/19	USD	1,000,000	997,475
Westpac Banking Corp., 1.950%, 11/23/18	USD	1,125,000	1,126,796
Westpac Banking Corp., 2.250%, 1/17/19	USD	9,253,000	9,308,564
			20,103,871
Canada — 5.6%
Province of Ontario Canada, 1.250%, 6/17/19	USD	2,650,000	2,627,903
Province of Ontario Canada, 2.000%, 1/30/19	USD	4,500,000	4,518,184
Royal Bank of Canada GMTN, 1.625%, 4/15/19	USD	1,000,000	997,132
Royal Bank of Canada GMTN, 1.800%, 7/30/18	USD	2,000,000	2,004,897
Royal Bank of Canada GMTN, 2.150%, 3/15/19	USD	2,000,000	2,011,281
Royal Bank of Canada GMTN, 2.200%, 7/27/18	USD	3,812,000	3,832,111
Toronto-Dominion Bank (The), 2.125%, 7/02/19	USD	8,650,000	8,696,093
Toronto-Dominion Bank (The) GMTN, 1.450%, 9/06/18	USD	1,180,000	1,178,421
Toronto-Dominion Bank (The) MTN, 1.950%, 1/22/19	USD	5,756,000	5,770,586
Toronto-Dominion Bank (The) MTN, 2.625%, 9/10/18	USD	2,125,000	2,146,101
			33,782,709
France — 1.0%
Societe Generale SA, 2.625%, 10/01/18	USD	1,500,000	1,513,119
Total Capital SA, 2.125%, 8/10/18	USD	4,624,000	4,647,761
			6,160,880
Netherlands — 3.7%
Cooperatieve Rabobank UA, 1.375%, 8/09/19	USD	880,000	872,836
Cooperatieve Rabobank UA, 1.700%, 3/19/18	USD	1,435,000	1,436,716
Cooperatieve Rabobank UA, 2.250%, 1/14/19	USD	7,000,000	7,051,526
Shell International Finance BV, 1.625%, 11/10/18	USD	5,470,000	5,474,853
Shell International Finance BV, 1.900%, 8/10/18	USD	5,835,000	5,851,134
Shell International Finance BV, 2.000%, 11/15/18	USD	1,897,000	1,905,494
			22,592,559
Norway — 0.1%
Statoil ASA, 1.950%, 11/08/18	USD	444,000	445,248
Supranational — 0.3%
European Investment Bank GMTN, 1.625%, 12/18/18	USD	2,000,000	2,002,220
Sweden — 1.8%
Svensk Exportkredit AB MTN, 1.125%, 8/28/19	USD	800,000	791,091
Svenska Handelsbanken AB, 2.500%, 1/25/19	USD	5,000,000	5,046,104
Svenska Handelsbanken AB MTN, 1.625%, 3/21/18	USD	1,000,000	1,000,627
Svenska Handelsbanken AB MTN, 2.250%, 6/17/19	USD	3,912,000	3,939,665
			10,777,487
United Kingdom — 0.3%
AstraZeneca PLC, 1.750%, 11/16/18	USD	1,875,000	1,875,037
United States — 83.0%
3M Co. MTN, 1.375%, 8/07/18		$2,000,000	1,998,754
3M Co. MTN, 1.625%, 6/15/19		10,000,000	9,998,829
Aetna, Inc., 1.700%, 6/07/18		1,300,000	1,301,083
American Express Co., 7.000%, 3/19/18		300,000	307,514
American Express Credit Corp., 2.125%, 7/27/18		3,000,000	3,014,034
Apple, Inc., 1.500%, 9/12/19		2,300,000	2,296,336
Apple, Inc., 1.550%, 2/08/19		6,143,000	6,146,137
Apple, Inc., 2.100%, 5/06/19		8,200,000	8,266,846
AT&T, Inc., 2.300%, 3/11/19		3,250,000	3,268,097
AT&T, Inc., 2.375%, 11/27/18		1,000,000	1,006,215
Bank of America Corp. MTN, 5.650%, 5/01/18		2,000,000	2,045,959
Berkshire Hathaway Finance Corp., 1.300%, 5/15/18		1,500,000	1,497,259
Berkshire Hathaway Finance Corp., 1.300%, 8/15/19		3,000,000	2,979,383
Berkshire Hathaway Finance Corp., 1.450%, 3/07/18		7,235,000	7,237,841
Berkshire Hathaway, Inc., 1.150%, 8/15/18		2,500,000	2,492,974
Berkshire Hathaway, Inc., 2.100%, 8/14/19		603,000	609,022
Boston Scientific Corp., 2.650%, 10/01/18		640,000	645,885
Bristol-Myers Squibb Co., 1.600%, 2/27/19		4,000,000	3,998,087
Caterpillar Financial Services Corp., 2.450%, 9/06/18		1,000,000	1,007,593
Caterpillar Financial Services Corp. MTN, 1.900%, 3/22/19		3,000,000	3,007,971
Chevron Corp., 1.561%, 5/16/19		13,100,000	13,084,596
Chevron Corp., 1.686%, 2/28/19		2,500,000	2,501,285
Chevron Corp., 1.790%, 11/16/18		500,000	501,020
Cisco Systems, Inc., 1.400%, 9/20/19		1,852,000	1,843,244
Cisco Systems, Inc., 1.600%, 2/28/19		625,000	624,708

See notes to portfolio of investments

	FACE
	AMOUNT	VALUE †
BONDS AND NOTES (Continued)
United States (Continued)
Cisco Systems, Inc., 1.650%, 6/15/18	$5,860,000	$5,867,905
Cisco Systems, Inc., 2.125%, 3/01/19	9,378,000	9,450,764
Citigroup, Inc., 2.050%, 12/07/18	2,500,000	2,504,336
Citigroup, Inc., 2.500%, 9/26/18	3,340,000	3,363,031
Coca-Cola Co. (The), 1.150%, 4/01/18	3,300,000	3,295,793
Coca-Cola Co. (The), 1.375%, 5/30/19	2,878,000	2,869,380
Coca-Cola Co. (The), 1.650%, 3/14/18	1,975,000	1,977,368
Corning, Inc., 1.450%, 11/15/17	1,897,000	1,896,069
Corning, Inc., 1.500%, 5/08/18	1,000,000	998,878
Danaher Corp., 1.650%, 9/15/18	3,750,000	3,755,278
Dover Corp., 5.450%, 3/15/18	1,500,000	1,523,565
eBay, Inc., 2.500%, 3/09/18	5,746,000	5,768,878
Exxon Mobil Corp., 1.439%, 3/01/18	4,600,000	4,602,098
Exxon Mobil Corp., 1.708%, 3/01/19	4,130,000	4,134,366
Federal Home Loan Banks, 1.250%, 1/16/19	9,000,000	8,979,210
Federal Home Loan Banks, 1.375%, 3/18/19	59,250,000	59,180,144
Federal Home Loan Banks, 1.500%, 3/08/19	18,000,000	18,010,206
Federal Home Loan Banks, 1.625%, 6/14/19	19,500,000	19,535,490
Federal Home Loan Banks, 1.750%, 12/14/18	12,400,000	12,446,128
Federal Home Loan Banks, 5.375%, 5/15/19	3,230,000	3,429,704
Federal Home Loan Mortgage Corp., 0.875%, 10/12/18	13,000,000	12,936,742
Federal Home Loan Mortgage Corp., 3.750%, 3/27/19	10,000,000	10,332,330
Federal National Mortgage Association, 0.875%, 8/02/19	2,500,000	2,470,968
Federal National Mortgage Association, 1.125%, 12/14/18	6,600,000	6,577,844
Federal National Mortgage Association, 1.625%, 11/27/18	10,000,000	10,014,150
Ford Motor Credit Co. LLC, 2.240%, 6/15/18	1,000,000	1,003,529
Ford Motor Credit Co. LLC, 2.551%, 10/05/18	1,500,000	1,510,064
Ford Motor Credit Co. LLC, 5.000%, 5/15/18	2,900,000	2,958,129
General Electric Co. GMTN, 5.625%, 5/01/18	9,466,000	9,690,203
Georgia Power Co., 1.950%, 12/01/18	1,698,000	1,702,157
Gilead Sciences, Inc., 1.850%, 9/04/18	4,793,000	4,805,466
Goldman Sachs Group, Inc. (The), 2.625%, 1/31/19	2,000,000	2,017,916
Goldman Sachs Group, Inc. (The), 6.150%, 4/01/18	2,800,000	2,861,530
Harley-Davidson Financial Services, Inc., 2.250%, 1/15/19 ±	680,000	681,815
Intercontinental Exchange, Inc., 2.500%, 10/15/18	2,000,000	2,016,000
International Business Machines Corp., 1.950%, 2/12/19	1,000,000	1,005,068
JPMorgan Chase & Co., 1.625%, 5/15/18	2,735,000	2,734,392
JPMorgan Chase & Co., 6.300%, 4/23/19	1,030,000	1,099,335
KeyBank NA/Cleveland OH, 2.350%, 3/08/19	4,500,000	4,537,689
McDonald's Corp. MTN, 2.100%, 12/07/18	3,000,000	3,015,012
Microsoft Corp., 1.300%, 11/03/18	9,205,000	9,191,636
Microsoft Corp., 4.200%, 6/01/19	2,000,000	2,086,497
Morgan Stanley GMTN, 2.450%, 2/01/19	5,500,000	5,540,197
NetApp, Inc., 2.000%, 12/15/17	2,970,000	2,971,202
Oracle Corp., 2.375%, 1/15/19	6,195,000	6,258,901
Pfizer, Inc., 1.200%, 6/01/18	13,100,000	13,085,459
Pfizer, Inc., 2.100%, 5/15/19	4,777,000	4,819,562
Philip Morris International, Inc., 1.875%, 1/15/19	1,500,000	1,504,281
Southern Power Co., 1.500%, 6/01/18	3,500,000	3,498,050
Stryker Corp., 1.300%, 4/01/18	6,000,000	5,993,868
Toyota Motor Credit Corp. MTN, 1.400%, 5/20/19	1,600,000	1,593,221
Toyota Motor Credit Corp. MTN, 1.700%, 1/09/19	13,000,000	13,005,477
Toyota Motor Credit Corp. MTN, 1.700%, 2/19/19	2,220,000	2,219,702
Toyota Motor Credit Corp. MTN, 2.000%, 10/24/18	669,000	672,310
United States Treasury Note, 0.750%, 2/15/19	10,000,000	9,911,328
United States Treasury Note, 0.875%, 4/15/19	2,000,000	1,983,281
United States Treasury Note, 1.125%, 1/15/19	6,000,000	5,978,789
United States Treasury Note, 1.250%, 11/30/18	5,000,000	4,992,383
United States Treasury Note, 1.250%, 12/15/18	5,000,000	4,991,797
United States Treasury Note, 1.250%, 12/31/18	2,000,000	1,996,680
United States Treasury Note, 1.250%, 1/31/19	11,500,000	11,476,865
United States Treasury Note, 1.375%, 12/31/18	20,000,000	19,995,312
United States Treasury Note, 1.500%, 2/28/19	19,000,000	19,020,410
United States Treasury Note, 2.750%, 2/15/19	7,000,000	7,127,012
Wal-Mart Stores, Inc., 1.950%, 12/15/18	2,571,000	2,585,952

See notes to portfolio of investments

	FACE
	AMOUNT	VALUE †
BONDS AND NOTES (Continued)
United States (Continued)
Wells Fargo & Co., 2.150%, 1/15/19	$1,000,000	$1,005,254
		502,745,028
TOTAL BONDS AND NOTES
(Identified Cost $601,175,267)		600,485,039

	SHARES
SHORT-TERM INVESTMENTS — 0.4%
Investment Company — 0.4%
State Street Institutional U.S. Government Money Market Fund, 0.670%	2,382,625	2,382,625
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $2,382,625)		2,382,625

Total Investments — 99.5%
(Identified Cost $603,557,892) #		602,867,664

Cash and Other Assets, Less Liabilities — 0.5%		2,783,196
Net Assets — 100.0%		$605,650,860

†	See Note 1
±

144A Securities. Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities have been deemed by the Fund to be liquid and at September 30, 2017 amounted to $681,815 or 0.11% of the net assets of the Fund.

#

At September 30, 2017, the aggregate cost of investment securities for U.S. federal income tax purposes was $603,557,892. Net unrealized depreciation aggregated $690,228 of which $140,902 related to appreciated investment securities and $831,130 related to depreciated investment securities.

Key to abbreviations:
GMTN — Global Medium Term Note
MTN — Medium Term Note
USD — U.S. Dollar

See notes to portfolio of investments

SA U.S. Fixed Income Fund

September 30, 2017
Portfolio Sectors (% of portfolio market value)+ (Unaudited)

Sector	Percentage
Government	43.5%
Financial	19.2%
Consumer, Non-cyclical	8.3%
Energy	7.2%
Technology	6.4%
Industrial	5.0%
Consumer, Cyclical	4.9%
Communications	4.6%
Utilities	0.9%
100.0%

+	Excludes Short-Term Investments

SA Global Fixed Income Fund
PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2017 (Unaudited)

		FACE
		AMOUNT	VALUE †
BONDS AND NOTES — 99.1%
Australia — 8.1%
Australia & New Zealand Banking Group Ltd, 2.550%, 11/23/21	USD	1,200,000	$1,201,365
Australia & New Zealand Banking Group Ltd. MTN, 2.250%, 6/13/19	USD	2,736,000	2,753,785
Commonwealth Bank of Australia, 2.050%, 9/18/20 ±	USD	2,000,000	1,997,444
Commonwealth Bank of Australia, 2.250%, 3/10/20 @±	USD	4,500,000	4,524,069
Commonwealth Bank of Australia, 2.300%, 9/06/19	USD	1,350,000	1,360,972
Commonwealth Bank of Australia, 2.500%, 9/20/18	USD	3,443,000	3,471,693
Commonwealth Bank of Australia, 5.000%, 10/15/19	USD	1,000,000	1,060,357
Commonwealth Bank of Australia, 7.250%, 2/05/20	AUD	3,000,000	2,600,384
Commonwealth Bank of Australia GMTN, 2.300%, 3/12/20	USD	3,000,000	3,017,657
National Australia Bank Ltd., 2.400%, 12/09/19 ±	USD	8,000,000	8,062,644
National Australia Bank Ltd. GMTN, 0.350%, 9/07/22	EUR	3,050,000	3,599,717
National Australia Bank Ltd. GMTN, 0.875%, 1/20/22	EUR	500,000	605,823
National Australia Bank Ltd. GMTN, 2.625%, 7/23/20	USD	5,000,000	5,068,256
Westpac Banking Corp., 2.600%, 11/23/20	USD	16,825,000	17,061,504
Westpac Banking Corp., 4.875%, 11/19/19	USD	1,500,000	1,591,629
			57,977,299
Austria — 2.9%
Oesterreichische Kontrollbank AG, 1.625%, 3/12/19	USD	11,000,000	11,000,072
Oesterreichische Kontrollbank AG, 1.750%, 1/24/20 @	USD	10,000,000	10,006,151
			21,006,223
Canada — 19.9%
Bank of Montreal MTN, 1.900%, 8/27/21	USD	2,000,000	1,973,837
Bank of Nova Scotia (The), 2.050%, 6/05/19	USD	7,732,000	7,759,069
Bank of Nova Scotia (The), 2.350%, 10/21/20	USD	5,000,000	5,037,386
Bank of Nova Scotia (The), 2.800%, 7/21/21	USD	1,561,000	1,590,916
Bank of Nova Scotia (The), 4.375%, 1/13/21	USD	3,000,000	3,196,877
Canada Housing Trust No. 1, 1.200%, 6/15/20 ±	CAD	3,000,000	2,366,965
Canada Housing Trust No. 1, 1.750%, 6/15/22 ±	CAD	3,000,000	2,368,624
CPPIB Capital, Inc., 1.400%, 6/04/20	CAD	19,500,000	15,431,216
CPPIB Capital, Inc., 2.250%, 1/25/22 ±	USD	4,000,000	4,020,922
Province of Alberta Canada, 1.350%, 9/01/21	CAD	3,000,000	2,336,358
Province of Alberta Canada, 1.750%, 8/26/20 ±	USD	2,000,000	1,986,253
Province of Alberta Canada, 1.900%, 12/06/19	USD	4,600,000	4,600,998
Province of Manitoba Canada, 1.550%, 9/05/21	CAD	2,000,000	1,570,539
Province of Ontario Canada, 2.100%, 9/08/19	CAD	2,500,000	2,018,714
Province of Ontario Canada, 2.500%, 9/10/21	USD	11,082,000	11,235,559
Province of Ontario Canada, 4.200%, 6/02/20	CAD	7,000,000	5,948,892
Province of Quebec Canada, 2.750%, 8/25/21 @	USD	8,000,000	8,189,086
Province of Quebec Canada, 3.500%, 7/29/20	USD	5,292,000	5,520,337
Province of Quebec Canada, 4.500%, 12/01/20	CAD	7,000,000	6,048,527
Royal Bank of Canada, 1.920%, 7/17/20	CAD	14,000,000	11,136,269
Royal Bank of Canada, 2.350%, 12/09/19	CAD	2,500,000	2,016,650
Royal Bank of Canada GMTN, 2.500%, 1/19/21	USD	5,000,000	5,046,316
Royal Bank of Canada MTN, 2.350%, 10/30/20	USD	1,910,000	1,924,976
Toronto-Dominion Bank (The), 1.800%, 7/13/21 @	USD	9,750,000	9,608,023
Toronto-Dominion Bank (The) GMTN, 2.500%, 12/14/20	USD	1,500,000	1,518,465
Toronto-Dominion Bank (The) MTN, 2.125%, 4/07/21 @	USD	10,000,000	9,976,571
Total Capital Canada Ltd., 1.125%, 3/18/22	EUR	2,000,000	2,458,871
Toyota Credit Canada, Inc. MTN, 1.800%, 2/19/20	CAD	8,000,000	6,362,557
			143,249,773
Finland — 0.1%
OP Corporate Bank PLC, 0.750%, 3/03/22	EUR	300,000	362,642
France — 7.4%
Agence Francaise de
Developpement, 1.625%, 1/21/20	USD	20,000,000	19,858,040
Caisse d'Amortissement de la Dette Sociale, 2.000%, 3/22/21	USD	7,000,000	6,999,650
Dexia Credit Local SA, 1.875%, 1/29/20	USD	5,898,000	5,874,764
Dexia Credit Local SA, 2.250%, 1/30/19	USD	3,000,000	3,014,702
French Republic Government Bond OAT, 0.000%, 5/25/22	EUR	2,450,000	2,919,085
French Republic Government Bond OAT, 3.000%, 4/25/22	EUR	2,800,000	3,799,100
Sanofi, 4.000%, 3/29/21 @	USD	4,280,000	4,536,021
Total Capital International SA, 2.100%, 6/19/19	USD	2,080,000	2,096,436
Total Capital International SA, 2.125%, 1/10/19	USD	2,145,000	2,159,138

See notes to portfolio of investments

		FACE
		AMOUNT	VALUE †
BONDS AND NOTES (Continued)
France (Continued)
Total Capital International SA, 2.750%, 6/19/21 @	USD	1,922,000	$1,965,093
			53,222,029
Germany — 1.3%
FMS Wertmanagement AoeR, 1.375%, 6/08/21	USD	5,000,000	4,903,698
KFW, 1.625%, 3/15/21	USD	2,000,000	1,984,655
Landwirtschaftliche Rentenbank MTN, 5.500%, 3/29/22	AUD	3,000,000	2,632,870
			9,521,223
Ireland — 2.9%
GE Capital International Funding Co., Unlimited Co., 2.342%, 11/15/20	USD	20,500,000	20,725,107
Netherlands — 8.2%
Bank Nederlandse Gemeenten NV, 1.625%, 4/19/21	USD	14,500,000	14,332,743
Bank Nederlandse Gemeenten NV, 2.375%, 2/01/22	USD	3,000,000	3,033,756
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 2.250%, 1/14/19	USD	2,300,000	2,316,930
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 4.750%, 6/06/22	EUR	5,070,000	7,244,151
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA GMTN, 2.500%, 1/19/21	USD	9,391,000	9,492,374
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA GMTN, 4.000%, 1/11/22	EUR	1,000,000	1,372,232
Shell International Finance BV, 1.750%, 9/12/21	USD	2,500,000	2,466,323
Shell International Finance BV, 2.125%, 5/11/20	USD	13,495,000	13,583,118
Shell International Finance BV,2.250%, 11/10/20	USD	5,100,000	5,139,439
			58,981,066
New Zealand — 0.1%
ANZ New Zealand Int'l Ltd., 0.400%, 3/01/22	EUR	355,000	420,072
ASB Finance Ltd., 0.500%, 6/10/22	EUR	300,000	355,042
			775,114
Norway — 1.4%
Kommunalbanken AS, 1.625%, 2/10/21	USD	5,000,000	4,955,330
Statoil ASA, 2.250%, 11/08/19	USD	4,800,000	4,840,002
			9,795,332
Singapore — 1.1%
Singapore Government Bond, 1.250%, 10/01/21	SGD	6,000,000	4,370,674
Singapore Government Bond, 1.625%, 10/01/19	SGD	5,000,000	3,704,891
			8,075,565
Supranational — 4.5%
Council of Europe Development Bank, 1.625%, 3/16/21	USD	2,500,000	2,475,689
EUROFIMA, 1.750%, 5/29/20	USD	5,000,000	4,990,580
EUROFIMA MTN, 5.500%, 6/30/20	AUD	5,700,000	4,824,674
European Investment Bank, 1.625%, 6/15/21	USD	2,250,000	2,227,550
European Investment Bank, 1.875%, 3/15/19	USD	14,000,000	14,058,754
International Bank for Reconstruction & Development, 1.625%, 3/09/21	USD	4,000,000	3,972,160
			32,549,407
Sweden — 9.6%
Kommuninvest I Sverige AB, 0.250%, 6/01/22	SEK	83,000,000	10,045,457
Kommuninvest I Sverige AB, 2.500%, 12/01/20	SEK	15,000,000	1,989,960
Nordea Bank AB, 2.375%, 4/04/19 @	USD	15,000,000	15,109,140
Nordea Bank AB, 2.500%, 9/17/20 ±	USD	4,000,000	4,038,644
Skandinaviska Enskilda Banken AB GMTN, 0.300%, 2/17/22	EUR	918,000	1,091,469
Svensk Exportkredit AB GMTN, 1.750%, 8/28/20	USD	3,000,000	2,989,229
Svensk Exportkredit AB GMTN, 1.750%, 3/10/21	USD	3,500,000	3,477,423
Svensk Exportkredit AB GMTN, 2.375%, 3/09/22	USD	5,000,000	5,052,879
Svenska Handelsbanken AB, 5.125%, 3/30/20 ±	USD	5,000,000	5,370,452
Sweden Government Bond, 3.500%, 6/01/22	SEK	100,000,000	14,290,538
Sweden Government Bond, 5.000%, 12/01/20	SEK	41,100,000	5,901,033
			69,356,224
Switzerland — 0.1%
Novartis Capital Corp., 4.400%, 4/24/20	USD	1,000,000	1,064,153
United States — 31.5%
Alphabet, Inc., 3.625%, 5/19/21	USD	6,929,000	7,333,071
Apple, Inc., 1.550%, 2/07/20	USD	7,000,000	6,967,830
Apple, Inc., 1.550%, 8/04/21	USD	5,000,000	4,904,488
Apple, Inc., 2.100%, 5/06/19	USD	4,000,000	4,032,608
Berkshire Hathaway, Inc., 2.100%, 8/14/19 @	USD	11,500,000	11,614,843
Berkshire Hathaway, Inc., 2.200%, 3/15/21	USD	2,500,000	2,518,376
Berkshire Hathaway, Inc., 3.750%, 8/15/21	USD	1,200,000	1,270,940
Chevron Corp., 1.961%, 3/03/20	USD	6,600,000	6,628,070
Chevron Corp., 2.193%, 11/15/19	USD	11,000,000	11,106,862
Chevron Corp., 2.419%, 11/17/20	USD	500,000	507,530
Chevron Corp., 2.427%, 6/24/20	USD	3,000,000	3,045,518
Cisco Systems, Inc., 2.125%, 3/01/19	USD	3,400,000	3,426,381

See notes to portfolio of investments

		FACE
		AMOUNT	VALUE †
BONDS AND NOTES (Continued)
United States (Continued)
Cisco Systems, Inc., 2.200%, 2/28/21	USD	7,950,000	$8,000,008
Cisco Systems, Inc., 4.450%, 1/15/20	USD	7,000,000	7,415,020
Coca-Cola Co. (The), 1.875%, 10/27/20	USD	2,000,000	1,999,976
Coca-Cola Co. (The), 3.150%, 11/15/20	USD	1,970,000	2,049,138
Coca-Cola Co. (The), 3.300%, 9/01/21	USD	10,645,000	11,174,161
Coca-Cola Co. (The) MTN, 2.600%, 6/09/20	AUD	2,500,000	1,965,073
Colgate-Palmolive Co MTN, 1.500%, 11/01/18	USD	3,424,000	3,423,340
Exxon Mobil Corp., 1.819%, 3/15/19	USD	6,300,000	6,336,573
Exxon Mobil Corp., 1.912%, 3/06/20	USD	6,400,000	6,419,544
Exxon Mobil Corp., 2.222%, 3/01/21	USD	6,450,000	6,501,841
Federal National Mortgage Association, 1.500%, 6/22/20 @	USD	4,500,000	4,489,169
General Electric Co., 0.375%, 5/17/22	EUR	400,000	474,186
International Business Machines Corp., 2.250%, 2/19/21	USD	1,382,000	1,386,867
International Business Machines Corp., 2.500%, 1/27/22 @	USD	5,620,000	5,678,654
Johnson & Johnson, 2.250%, 3/03/22	USD	800,000	808,330
Merck & Co., Inc., 1.850%, 2/10/20	USD	15,500,000	15,524,293
Merck & Co., Inc., 3.875%, 1/15/21	USD	3,000,000	3,164,344
Merck Sharp & Dohme Corp., 5.000%, 6/30/19	USD	1,250,000	1,321,410
Microsoft Corp., 1.550%, 8/08/21	USD	11,000,000	10,811,780
Microsoft Corp., 2.000%, 11/03/20	USD	3,000,000	3,018,451
Oracle Corp., 1.900%, 9/15/21	USD	7,500,000	7,449,499
Oracle Corp., 2.800%, 7/08/21	USD	13,500,000	13,812,666
Pfizer, Inc., 1.950%, 6/03/21	USD	4,000,000	4,004,485
Pfizer, Inc., 2.100%, 5/15/19	USD	15,375,000	15,511,989
Toyota Motor Credit Corp. MTN, 1.550%, 10/18/19	USD	863,000	858,605
Toyota Motor Credit Corp. MTN, 2.100%, 1/17/19	USD	1,510,000	1,517,965
Toyota Motor Credit Corp. MTN, 2.125%, 7/18/19	USD	7,000,000	7,050,750
Toyota Motor Credit Corp. MTN, 2.150%, 3/12/20	USD	3,000,000	3,015,465
Toyota Motor Credit Corp. MTN, 2.600%, 1/11/22	USD	1,000,000	1,012,144
United States Treasury Note, 1.125%, 7/31/21	USD	3,000,000	2,927,461
US Bank NA/Cincinnati OH, 2.125%, 10/28/19	USD	4,500,000	4,532,637
			227,012,341
TOTAL BONDS AND NOTES (Identified Cost $711,848,405)			713,673,498

		SHARES
SHORT-TERM INVESTMENTS — 3.0%
Investment Company — 0.3%
State Street Institutional U.S. Government
Money Market Fund, 0.670%		1,840,550	1,840,550
Collateral For Securities On Loan — 2.7%
State Street Navigator Securities Lending
Government Money Market Portfolio, 1.000%		19,550,920	19,550,920
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $21,391,470)			21,391,470

Total Investments — 102.1% (Identified Cost $733,239,875) #			735,064,968

Liabilities, Less Cash and Other Assets — (2.1%)			(14,978,202)
Net Assets — 100.0%			$720,086,766

†	See Note 1
±	144A Securities. Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities have been deemed by the Fund to be liquid and at September 30, 2017 amounted to $34,736,017 or 4.82% of the net assets of the Fund.
@	A portion or all of the security were held on loan. As of September 30, 2017, the market value of the securities on loan was $27,879,373.
#	At September 30, 2017, the aggregate cost of investment securities for U.S. federal income tax purposes was $733,239,875. Net unrealized appreciation aggregated $2,021,465 of which $4,707,196 related to appreciated investment securities and $2,685,731 related to depreciated investment securities.

Key to abbreviations:
AUD — Australian Dollar
CAD — Canadian Dollar
EUR — Euro Currency
GMTN — Global Medium Term Note
MTN — Medium Term Note
SEK — Swedish Krona
SGD — Singapore Dollar
USD — U.S. Dollar

See notes to portfolio of investments

Forward Foreign Currency Exchange Contracts Sold outstanding as of September 30, 2017
						Total Value	Unrealized
Settlement	Currency		Currency			as of September	Appreciation/
Date	Purchased		Sold		Counterparty	30, 2017	(Depreciation)
10/11/17	USD	12,290,562	AUD	15,482,237	State Street Bank and Trust Co.	$12,143,336	$147,226
10/13/17	USD	21,886,115	SEK	181,207,575	State Street Bank and Trust Co.	22,260,276	(374,161)
10/13/17	USD	10,569,264	SEK	85,225,728	State Street Bank and Trust Co.	10,469,475	99,789
10/16/17	USD	40,733,451	CAD	50,691,993	Morgan Stanley & Co., Inc.	40,630,942	102,509
10/16/17	USD	17,616,172	CAD	21,584,465	State Street Bank and Trust Co.	17,300,506	315,666
10/16/17	USD	14,370,056	EUR	12,401,925	State Street Bank and Trust Co.	14,668,067	(298,011)
10/16/17	USD	10,376,065	EUR	8,697,115	State Street Bank and Trust Co.	10,286,295	89,770
11/15/17	USD	8,236,475	SGD	11,012,994	State Street Bank and Trust Co.	8,122,891	113,584
Total							$196,372

See notes to portfolio of investments

SA Global Fixed Income Fund

September 30, 2017
Country Weightings (% of portfolio market value) + (Unaudited)

Country	Percentage
United States	31.8%
Canada	20.1%
Sweden	9.7%
Netherlands	8.3%
Australia	8.1%
France	7.5%
Supranational	4.6%
Austria	2.9%
Ireland	2.9%
Other	4.1%
100.%

+	Excludes Short-Term Investments

SA Global Fixed Income Fund

Top largest industry holdings as of September 30, 2017
(As a percentage of net assets) + (Unaudited):

Industry	Percentage
Financial	41.4%
Government	23.5%
Energy	10.5%
Consumer, Non-cyclical	9.2%
Technology	8.1%
Communications	3.6%
Consumer, Cyclical	2.8%
Industrial	0.1%

+	Excludes Short-Term Investments

SA U.S. Core Market Fund
PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2017 (Unaudited)

	SHARES	VALUE †
COMMON STOCKS — 95.5%
Aerospace & Defense — 3.1%
Aerojet Rocketdyne Holdings, Inc. *	2,089	$73,136
Arconic, Inc.	7,260	180,629
Boeing Co. (The)	25,419	6,461,764
BWX Technologies, Inc.	5,045	282,621
Cubic Corp.	500	25,500
Curtiss-Wright Corp.	1,160	121,266
DigitalGlobe, Inc. *	1,509	53,192
Engility Holdings, Inc. *	495	17,167
Esterline Technologies Corp. *	736	66,350
General Dynamics Corp.	10,085	2,073,274
HEICO Corp.	846	75,979
HEICO Corp., Class A	1,532	116,738
Hexcel Corp.	3,100	178,002
Huntington Ingalls Industries, Inc.	1,972	446,540
KLX, Inc. *	1,200	63,516
L3 Technologies, Inc.	1,026	193,329
Lockheed Martin Corp.	12,054	3,740,236
Moog, Inc., Class A *	1,100	91,773
Northrop Grumman Corp.	7,231	2,080,503
Orbital ATK, Inc.	1,332	177,369
Raytheon Co.	9,036	1,685,937
Rockwell Collins, Inc.	5,762	753,151
Spirit Aerosystems Holdings, Inc., Class A	5,105	396,761
Teledyne Technologies, Inc. *	800	127,344
Textron, Inc.	5,578	300,543
TransDigm Group, Inc.	1,620	414,153
Triumph Group, Inc. @	1,120	33,320
United Technologies Corp.	23,745	2,756,320
Vectrus, Inc. *	366	11,287
Wesco Aircraft Holdings, Inc. *	844	7,934
		23,005,634
Air Freight & Logistics — 1.0%
CH Robinson Worldwide, Inc.	6,400	487,040
Expeditors International of Washington, Inc.	7,407	443,383
FedEx Corp.	9,639	2,174,366
Forward Air Corp.	536	30,675
HUB Group, Inc., Class A *	982	42,177
United Parcel Service, Inc., Class B	32,513	3,904,486
XPO Logistics, Inc. *	3,028	205,238
		7,287,365
Airlines — 0.9%
Alaska Air Group, Inc.	5,364	409,112
Allegiant Travel Co.	800	105,360
American Airlines Group, Inc.	23,707	1,125,845
Copa Holdings SA, Class A	1,041	129,636
Delta Air Lines, Inc.	35,670	1,720,007
Hawaiian Holdings, Inc. *	2,703	101,498
JetBlue Airways Corp. *	12,225	226,529
Skywest, Inc.	500	21,950
Southwest Airlines Co.	30,212	1,691,268
Spirit Airlines, Inc. *	2,600	86,866
United Continental Holdings, Inc. *	15,560	947,293
		6,565,364
Auto Components — 0.5%
Adient PLC	2,002	168,148
American Axle & Manufacturing Holdings, Inc. *	4,031	70,865
Autoliv, Inc.	2,700	333,720
BorgWarner, Inc.	3,685	188,782
Cooper Tire & Rubber Co. @	2,400	89,760
Cooper-Standard Holdings, Inc. *	400	46,388
Dana, Inc.	6,712	187,667
Delphi Automotive PLC	12,677	1,247,417
Dorman Products, Inc. *	1,109	79,427
Gentex Corp.	10,100	199,980
Gentherm, Inc. *	1,000	37,150
Goodyear Tire & Rubber Co. (The)	10,639	353,747
Horizon Global Corp. *@	587	10,355
LCI Industries	900	104,265
Lear Corp.	2,724	471,470
Tenneco, Inc.	2,500	151,675
Visteon Corp. *	1,205	149,143
		3,889,959
Automobiles — 0.6%
Ford Motor Co.	123,854	1,482,533
General Motors Co.	52,835	2,133,477
Harley-Davidson, Inc.	7,722	372,278
Tesla, Inc. *	1,103	376,233
Thor Industries, Inc.	1,600	201,456
		4,565,977
Beverages — 2.4%
Boston Beer Co., Inc. (The), Class A *@	422	65,916
Brown-Forman Corp., Class A	1,902	105,922
Brown-Forman Corp., Class B	10,640	577,752
Coca-Cola Bottling Co., Consolidated	200	43,150
Coca-Cola Co. (The)	159,849	7,194,804
Constellation Brands, Inc., Class A	4,552	907,897
Dr Pepper Snapple Group, Inc.	8,222	727,400
Molson Coors Brewing Co., Class B	3,735	304,925
Monster Beverage Corp. *	12,111	669,133
National Beverage Corp. @	500	62,025
PepsiCo, Inc.	67,969	7,573,786
		18,232,710
Biotechnology — 3.5%
AbbVie, Inc.	75,823	6,737,632
Alexion Pharmaceuticals, Inc. *	2,081	291,943
Alkermes PLC *	1,579	80,276
Alnylam Pharmaceuticals, Inc. *@	810	95,167
Amgen, Inc.	25,486	4,751,865
Aptevo Therapeutics, Inc. *	51	117
Biogen, Inc. *	6,872	2,151,761
BioMarin Pharmaceutical, Inc. *	1,327	123,504
Bioverativ, Inc. *	4,400	251,108
Bluebird Bio, Inc. *@	400	54,940
Celgene Corp. *	29,744	4,337,270
Emergent BioSolutions, Inc. *	102	4,126
Exact Sciences Corp. *@	1,421	66,957
Exelixis, Inc. *	3,578	86,695
Gilead Sciences, Inc.	63,427	5,138,856
Incyte Corp. *	1,614	188,418
Insys Therapeutics, Inc. *	201	1,785
Ionis Pharmaceuticals, Inc. *@	1,162	58,913
Kite Pharma, Inc. *	599	107,706
Myriad Genetics, Inc. *@	2,380	86,108
Neurocrine Biosciences, Inc. *@	1,008	61,770
OPKO Health, Inc. *@	3,300	22,638
Regeneron Pharmaceuticals, Inc. *	2,508	1,121,377
Seattle Genetics, Inc. *	1,502	81,724
TESARO, Inc. *	616	79,526
United Therapeutics Corp. *	1,803	211,294
Vertex Pharmaceuticals, Inc. *	2,795	424,952
		26,618,428
Building Products — 0.4%
A.O. Smith Corp.	4,700	279,321

See notes to portfolio of investments

	SHARES	VALUE †
COMMON STOCKS (Continued)
Building Products (Continued)
AAON, Inc.	400	$13,790
Allegion PLC	4,647	401,826
Apogee Enterprises, Inc.	400	19,304
Armstrong Flooring, Inc. *	711	11,198
Armstrong World Industries, Inc. *	1,690	86,612
Builders FirstSource, Inc. *	1,300	23,387
Fortune Brands Home & Security, Inc.	4,126	277,391
Johnson Controls International PLC	9,533	384,085
Lennox International, Inc.	1,236	221,207
Masco Corp.	10,053	392,168
Owens Corning	3,497	270,493
Simpson Manufacturing Co., Inc.	1,080	52,963
Trex Co., Inc. *	800	72,056
Universal Forest Products, Inc.	597	58,602
USG Corp. *@	2,828	92,334
		2,656,737
Capital Markets — 2.3%
Affiliated Managers Group, Inc.	1,196	227,037
Ameriprise Financial, Inc.	5,167	767,351
Artisan Partners Asset Management, Inc., Class A	1,440	46,944
Bank of New York Mellon Corp. (The)	21,932	1,162,835
BGC Partners, Inc., Class A	7,600	109,972
BlackRock, Inc.	2,486	1,111,466
CBOE Holdings, Inc.	2,492	268,214
Charles Schwab Corp. (The)	25,198	1,102,160
CME Group, Inc.	3,590	487,091
Cohen & Steers, Inc.	500	19,745
Donnelley Financial Solutions, Inc. *	1,074	23,155
E*Trade Financial Corp. *	4,507	196,550
Eaton Vance Corp.	5,845	288,568
Evercore, Inc., Class A	1,680	134,820
FactSet Research Systems, Inc.	1,947	350,674
Federated Investors, Inc., Class B @	3,536	105,019
Financial Engines, Inc.	700	24,325
Franklin Resources, Inc.	6,811	303,158
GAMCO Investors, Inc., Class A	200	5,952
Goldman Sachs Group, Inc. (The)	5,888	1,396,575
Interactive Brokers Group, Inc., Class A	2,247	101,205
Intercontinental Exchange, Inc.	10,435	716,884
Invesco Ltd.	8,325	291,708
Janus Henderson Group PLC @	2,029	70,690
Lazard Ltd., Class A	1,209	54,671
Legg Mason, Inc.	1,900	74,689
LPL Financial Holdings, Inc.	2,967	153,008
MarketAxess Holdings, Inc.	1,300	239,863
Moelis & Co., Class A	315	13,561
Moody's Corp.	5,690	792,105
Morgan Stanley	26,022	1,253,480
Morningstar, Inc.	700	59,493
MSCI, Inc., Class A	3,286	384,133
Nasdaq, Inc.	1,536	119,147
Northern Trust Corp.	4,088	375,810
Raymond James Financial, Inc.	2,600	219,258
S&P Global, Inc.	12,351	1,930,585
SEI Investments Co.	4,110	250,957
State Street Corp.	4,702	449,229
Stifel Financial Corp.	1,686	90,134
T. Rowe Price Group, Inc.	10,102	915,746
TD Ameritrade Holding Corp.	7,939	387,423
Virtus Investment Partners, Inc.	200	23,210
Waddell & Reed Financial, Inc., Class A @	3,561	71,469
WisdomTree Investments, Inc. @	5,031	51,216
		17,221,285
Chemicals — 2.6%
AdvanSix, Inc. *	1,163	46,229
Air Products & Chemicals, Inc.	4,444	672,022
Albemarle Corp.	1,559	212,507
Ashland Global Holdings, Inc.	1,329	86,903
Axalta Coating Systems Ltd. *	6,803	196,743
Balchem Corp.	1,093	88,850
Cabot Corp.	1,800	100,440
Celanese Corp., Series A	3,118	325,114
CF Industries Holdings, Inc.	4,510	158,572
Chemours Co. (The)	6,313	319,501
DowDuPont, Inc.	72,372	5,010,314
Eastman Chemical Co.	6,348	574,431
Ecolab, Inc.	8,393	1,079,424
Flotek Industries, Inc. *@	1,026	4,771
FMC Corp.	1,919	171,386
GCP Applied Technologies, Inc. *	3,212	98,608
H.B. Fuller Co.	1,077	62,531
Huntsman Corp.	8,447	231,617
Ingevity Corp. *	1,630	101,826
International Flavors & Fragrances, Inc.	2,595	370,851
LyondellBasell Industries NV, Class A	16,269	1,611,444
Minerals Technologies, Inc.	1,316	92,975
Monsanto Co.	19,039	2,281,253
Mosaic Co. (The)	4,187	90,397
NewMarket Corp.	462	196,696
Olin Corp.	3,768	129,054
Platform Specialty Products Corp. *	1,155	12,878
PolyOne Corp.	2,800	112,084
PPG Industries, Inc.	10,110	1,098,553
Praxair, Inc.	14,061	1,964,884
Quaker Chemical Corp.	100	14,795
RPM International, Inc.	4,528	232,468
Scotts Miracle-Gro Co. (The), Class A	2,064	200,910
Sensient Technologies Corp.	1,000	76,920
Sherwin Williams Co. (The)	3,887	1,391,701
Trinseo SA	1,665	111,722
Tronox Ltd., Class A	771	16,268
Valvoline, Inc.	4,523	106,064
W.R. Grace & Co.	2,716	195,959
		19,849,665
Commercial Banks — 3.7%
Associated Banc-Corp.	2,852	69,161
BancorpSouth, Inc.	2,260	72,433
Bank of America Corp.	110,738	2,806,101
Bank of Hawaii Corp.	1,300	108,368
Bank of the Ozarks, Inc.	2,453	117,867
BankUnited, Inc.	2,800	99,596
BB&T Corp.	9,022	423,493
Capital Bank Financial Corp., Class A @	274	11,248
Cathay General Bancorp	2,343	94,189
Chemical Financial Corp.	1,945	101,646
CIT Group, Inc.	2,643	129,639
Citigroup, Inc.	29,325	2,133,100
Citizens Financial Group, Inc.	4,841	183,329
Columbia Banking System, Inc.	1,612	67,881
Comerica, Inc.	1,157	88,233
Commerce Bancshares, Inc.	2,416	139,572

See notes to portfolio of investments

	SHARES	VALUE †
COMMON STOCKS (Continued)
Commercial Banks (Continued)
Community Bank System, Inc.	1,228	$67,847
Cullen/Frost Bankers, Inc.	1,119	106,215
CVB Financial Corp.	2,712	65,549
Eagle Bancorp, Inc. *	460	30,843
East West Bancorp, Inc.	2,883	172,346
FCB Financial Holdings, Inc., Class A *	400	19,320
Fifth Third Bancorp	14,667	410,383
First Citizens Bancshares, Inc., Class A	112	41,876
First Financial Bankshares, Inc.	705	31,866
First Horizon National Corp. @	5,445	104,272
First Merchants Corp.	252	10,818
First Midwest Bancorp, Inc.	2,635	61,712
First Republic Bank	1,347	140,708
FNB Corp.	7,444	104,439
Fulton Financial Corp.	5,467	102,506
Glacier Bancorp, Inc.	2,417	91,266
Great Western Bancorp, Inc.	1,288	53,169
Hancock Holding Co.	2,100	101,745
Hilltop Holdings, Inc.	2,327	60,502
Home Bancshares, Inc.	2,796	70,515
Hope Bancorp, Inc.	2,893	51,235
Huntington Bancshares, Inc.	10,211	142,545
Iberiabank Corp.	891	73,196
International Bancshares Corp.	1,350	54,135
Investors Bancorp, Inc.	5,282	72,046
JPMorgan Chase & Co.	75,779	7,237,652
KeyCorp	11,095	208,808
LegacyTexas Financial Group, Inc.	399	15,928
M&T Bank Corp.	1,490	239,950
MB Financial, Inc.	1,600	72,032
Old National Bancorp	2,800	51,240
PacWest Bancorp	1,900	95,969
People's United Financial, Inc.	7,577	137,447
Pinnacle Financial Partners, Inc.	953	63,803
PNC Financial Services Group, Inc. (The)	6,556	883,552
Popular, Inc.	2,182	78,421
Prosperity Bancshares, Inc.	1,226	80,585
Regions Financial Corp.	11,712	178,374
ServisFirst Bancshares, Inc. @	434	16,861
Signature Bank *	1,100	140,844
Simmons First National Corp., Class A	600	34,740
South State Corp.	799	71,950
Sterling Bancorp @	2,975	73,334
SunTrust Banks, Inc.	4,794	286,537
SVB Financial Group *	882	165,013
Synovus Financial Corp.	3,279	151,031
TCF Financial Corp.	4,700	80,088
Texas Capital Bancshares, Inc. *	827	70,957
TowneBank	430	14,405
Trustmark Corp.	1,900	62,928
UMB Financial Corp.	900	67,041
Umpqua Holdings Corp.	3,100	60,481
United Bankshares, Inc. @	1,262	46,883
United Community Banks, Inc.	860	24,544
US Bancorp	36,155	1,937,546
Valley National Bancorp	5,707	68,769
Webster Financial Corp.	1,276	67,054
Wells Fargo & Co.	104,104	5,741,336
Westamerica Bancorp	500	29,770
Western Alliance Bancorp *	2,242	119,005
Wintrust Financial Corp.	1,100	86,141
Zions Bancorp	2,092	98,701
		27,746,630
Commercial Services & Supplies — 0.6%
ABM Industries, Inc.	1,200	50,052
Brady Corp., Class A	1,200	45,540
Brink's Co. (The)	1,830	154,177
Cintas Corp.	3,459	499,065
Civeo Corp. *	3,200	9,120
Clean Harbors, Inc. *	1,735	98,374
Copart, Inc. *	8,342	286,715
Covanta Holding Corp. @	3,570	53,015
Deluxe Corp.	2,000	145,920
Essendant, Inc.	900	11,853
Healthcare Services Group, Inc.	2,553	137,785
Herman Miller, Inc.	2,059	73,918
HNI Corp.	1,066	44,207
Interface, Inc.	1,200	26,280
KAR Auction Services, Inc.	5,425	258,989
LSC Communications, Inc.	1,074	17,732
Mobile Mini, Inc.	1,083	37,309
MSA Safety, Inc.	1,100	87,461
Pitney Bowes, Inc.	5,807	81,356
Republic Services, Inc.	7,222	477,085
Rollins, Inc. @	4,221	194,757
Steelcase, Inc., Class A	3,679	56,657
Stericycle, Inc. *	1,544	110,581
Tetra Tech, Inc.	1,092	50,833
UniFirst Corp.	477	72,266
Waste Management, Inc.	20,670	1,617,841
West Corp.	700	16,429
		4,715,317
Communications Equipment — 0.9%
ADTRAN, Inc.	1,300	31,200
Arista Networks, Inc. *	864	163,823
ARRIS International PLC *	4,019	114,501
Brocade Communications Systems, Inc.	11,672	139,480
Ciena Corp. *@	4,911	107,895
Cisco Systems, Inc.	113,913	3,830,894
CommScope Holding Co., Inc. *	6,010	199,592
EchoStar Corp., Class A *	1,040	59,519
F5 Networks, Inc. *	2,800	337,568
Finisar Corp. *	2,900	64,293
Harris Corp.	3,631	478,130
InterDigital, Inc.	1,772	130,685
Juniper Networks, Inc.	4,904	136,478
Lumentum Holdings, Inc. *@	1,670	90,764
Motorola Solutions, Inc.	4,325	367,063
NETGEAR, Inc. *	426	20,278
NetScout Systems, Inc. *	2,150	69,553
Palo Alto Networks, Inc. *	468	67,439
Plantronics, Inc.	1,300	57,486
Ubiquiti Networks, Inc. *@	932	52,211
Viasat, Inc. *@	1,131	72,746
Viavi Solutions, Inc. *	5,100	48,246
		6,639,844
Computers & Peripherals — 4.5%
3D Systems Corp. *@	1,421	19,027
Apple, Inc.	193,269	29,786,618
Electronics for Imaging, Inc. *	1,399	59,709
Hewlett Packard Enterprise Co.	56,336	828,703
HP, Inc.	53,010	1,058,080
NCR Corp. *	4,927	184,861
NetApp, Inc.	7,606	332,839
Seagate Technology PLC @	15,309	507,799
Stratasys Ltd. *	981	22,681
Western Digital Corp.	5,725	494,640

See notes to portfolio of investments

	SHARES	VALUE †
COMMON STOCKS (Continued)
Computers & Peripherals (Continued)
Xerox Corp.	4,155	$138,320
		33,433,277
Construction & Engineering — 0.1%
AECOM *	2,636	97,031
Chicago Bridge & Iron Co. NV @	2,347	39,430
Dycom Industries, Inc. *@	1,788	153,553
EMCOR Group, Inc.	1,700	117,946
Fluor Corp.	2,729	114,891
Granite Construction, Inc.	245	14,198
Jacobs Engineering Group, Inc.	1,095	63,806
KBR, Inc.	2,987	53,407
MasTec, Inc. *	2,200	102,080
Primoris Services Corp.	1,000	29,420
Quanta Services, Inc. *	3,524	131,692
Valmont Industries, Inc.	432	68,299
		985,753
Construction Materials — 0.1%
Eagle Materials, Inc.	1,471	156,956
Martin Marietta Materials, Inc.	988	203,755
Summit Materials, Inc., Class A *@	1,200	38,436
Vulcan Materials Co.	2,484	297,086
		696,233
Consumer Finance — 0.8%
Ally Financial, Inc.	12,704	308,199
American Express Co.	30,084	2,721,399
Capital One Financial Corp.	9,960	843,213
Credit Acceptance Corp. *	284	79,568
Discover Financial Services	12,087	779,370
FirstCash, Inc.	1,400	88,410
Navient Corp.	10,953	164,514
Nelnet, Inc., Class A	156	7,878
OneMain Holdings, Inc. *@	893	25,174
PRA Group, Inc. *@	1,500	42,975
Santander Consumer USA Holdings, Inc. *	3,992	61,357
SLM Corp. *	15,724	180,354
Synchrony Financial	25,936	805,313
		6,107,724
Containers & Packaging — 0.6%
Aptargroup, Inc.	2,021	174,432
Avery Dennison Corp.	4,556	448,037
Ball Corp.	6,686	276,132
Bemis Co., Inc.	3,733	170,113
Berry Plastics Group, Inc. *	4,752	269,201
Crown Holdings, Inc. *	6,068	362,381
Graphic Packaging Holding Co.	13,226	184,503
Greif, Inc., Class A	1,000	58,540
International Paper Co.	14,819	842,016
Owens-Illinois, Inc. *	6,988	175,818
Packaging Corp. of America	4,365	500,578
Sealed Air Corp.	9,671	413,145
Silgan Holdings, Inc.	3,936	115,836
Sonoco Products Co.	3,106	156,698
WestRock Co.	1,856	105,291
		4,252,721
Distributors — 0.1%
Core-Mark Holding Co., Inc. @	724	23,269
Genuine Parts Co.	5,605	536,118
LKQ Corp. *	9,191	330,784
Pool Corp.	1,885	203,901
		1,094,072
Diversified Consumer Services — 0.2%
Adtalem Global Education, Inc.	1,600	57,360
Bright Horizons Family Solutions, Inc. *	1,729	149,057
Graham Holdings Co., Class B	100	58,510
Grand Canyon Education, Inc. *	2,002	181,822
H&R Block, Inc.	8,277	219,175
Houghton Mifflin Harcourt Co. *	2,049	24,690
Service Corp. International	9,025	311,362
ServiceMaster Global Holdings, Inc. *	6,209	290,147
Sotheby's *@	1,429	65,891
		1,358,014
Diversified Financial Services — 1.4%
Berkshire Hathaway, Inc., Class B *	55,545	10,182,509
FNFV Group *	2,320	39,788
Leucadia National Corp.	3,526	89,032
Voya Financial, Inc.	1,793	71,523
		10,382,852
Diversified Telecommunication Services — 2.7%
AT&T, Inc.	241,453	9,457,714
CenturyLink, Inc. @	19,042	359,894
Cogent Communications Holdings, Inc. @	1,228	60,049
Frontier Communications Corp.	1,250	14,737
Level 3 Communications, Inc. *	6,484	345,532
Verizon Communications, Inc.	193,995	9,600,813
Windstream Holdings, Inc. @	4,665	8,257
Zayo Group Holdings, Inc. *	2,899	99,784
		19,946,780
Electric Utilities — 1.8%
Allete, Inc.	1,400	108,206
Alliant Energy Corp.	5,892	244,930
American Electric Power Co., Inc.	14,430	1,013,563
Avangrid, Inc. @	1,433	67,953
Duke Energy Corp.	18,792	1,577,025
Edison International	10,408	803,185
El Paso Electric Co.	1,200	66,300
Entergy Corp.	3,558	271,689
Eversource Energy	8,109	490,108
Exelon Corp.	29,315	1,104,296
FirstEnergy Corp.	10,397	320,540
Great Plains Energy, Inc.	7,041	213,342
Hawaiian Electric Industries, Inc.	3,245	108,286
IDACORP, Inc.	1,576	138,578
MGE Energy, Inc.	573	37,016
NextEra Energy, Inc.	14,718	2,156,923
OGE Energy Corp.	5,840	210,415
PG&E Corp.	13,322	907,095
Pinnacle West Capital Corp.	3,190	269,746
PNM Resources, Inc.	2,600	104,780
Portland General Electric Co.	2,100	95,844
PPL Corp.	19,020	721,809
Southern Co. (The)	27,660	1,359,212
Westar Energy, Inc.	4,860	241,056
Xcel Energy, Inc.	15,130	715,952
		13,347,849
Electrical Equipment — 0.6%
Acuity Brands, Inc. @	1,379	236,195
AMETEK, Inc.	7,303	482,290
Babcock & Wilcox Enterprises, Inc. *@	1,486	4,948
Eaton Corp. PLC	9,148	702,475

See notes to portfolio of investments

	SHARES	VALUE †
COMMON STOCKS (Continued)
Electrical Equipment (Continued)
Emerson Electric Co.	20,476	$1,286,712
EnerSys	1,200	83,004
Generac Holdings, Inc. *	2,200	101,046
Hubbell, Inc.	1,994	231,344
Regal Beloit Corp.	967	76,393
Rockwell Automation, Inc.	5,603	998,511
Sensata Technologies Holding NV *	5,879	282,603
		4,485,521
Electronic Equipment, Instruments & Components — 0.8%
Amphenol Corp., Class A	11,806	999,260
Anixter International, Inc. *	800	68,000
Arrow Electronics, Inc. *	1,952	156,960
Avnet, Inc.	2,642	103,831
Belden, Inc.	1,699	136,820
CDW Corp.	6,754	445,764
Cognex Corp.	1,853	204,349
Coherent, Inc. *	580	136,399
Corning, Inc.	16,048	480,156
Daktronics, Inc.	100	1,057
Dolby Laboratories, Inc., Class A	1,700	97,784
Flex Ltd. *	21,283	352,659
FLIR Systems, Inc.	3,073	119,570
IPG Photonics Corp. *	763	141,201
Itron, Inc. *	545	42,210
Jabil, Inc.	5,400	154,170
Keysight Technologies, Inc. *	5,963	248,419
Knowles Corp. *	1,850	28,249
Littelfuse, Inc.	380	74,434
Methode Electronics, Inc.	400	16,940
National Instruments Corp.	1,558	65,701
OSI Systems, Inc. *	572	52,264
Plexus Corp. *	900	50,472
Sanmina Corp. *	1,400	52,010
SYNNEX Corp.	735	92,985
TE Connectivity Ltd.	11,810	980,939
Tech Data Corp. *	1,300	115,505
Trimble, Inc. *	4,063	159,473
Universal Display Corp.	786	101,276
VeriFone Systems, Inc. *	2,891	58,629
Vishay Intertechnology, Inc.	4,130	77,644
Zebra Technologies Corp., Class A *	2,214	240,396
		6,055,526
Energy Equipment & Services — 0.4%
Archrock, Inc.	1,688	21,184
Atwood Oceanics, Inc. *@	1,100	10,329
Baker Hughes a GE Co.	5,494	201,190
Bristow Group, Inc. @	1,083	10,126
CARBO Ceramics, Inc. *@	300	2,589
Core Laboratories NV @	2,191	216,252
Diamond Offshore Drilling, Inc. *@	1,386	20,097
Dril-Quip, Inc. *	900	39,735
Ensco PLC @	5,673	33,868
Era Group, Inc. *	400	4,476
Exterran Corp. *	844	26,679
Forum Energy Technologies, Inc. *	1,368	21,751
Halliburton Co.	10,054	462,786
Helix Energy Solutions Group, Inc. *	2,643	19,532
Helmerich & Payne, Inc. @	952	49,609
Hornbeck Offshore Services, Inc. *	900	3,636
McDermott International, Inc. *	6,400	46,528
Nabors Industries Ltd.	8,800	71,016
National Oilwell Varco, Inc.	3,192	114,050
Noble Corp. PLC *@	5,783	26,602
Oceaneering International, Inc.	2,700	70,929
Oil States International, Inc. *	1,400	35,490
Patterson-UTI Energy, Inc.	4,300	90,042
Rowan Cos. PLC, Class A *	2,805	36,044
Schlumberger Ltd.	14,824	1,034,122
SEACOR Holdings, Inc. *	500	23,055
SEACOR Marine Holdings, Inc. *	502	7,851
Superior Energy Services, Inc. *	2,568	27,426
TechnipFMC PLC *	3,165	88,367
Transocean Ltd. *@	10,878	117,047
U.S. Silica Holdings, Inc. @	612	19,015
Unit Corp. *	1,300	26,754
Weatherford International PLC *@	21,184	97,023
		3,075,200
Food & Staples Retailing — 1.9%
Andersons, Inc. (The)	486	16,646
Casey's General Stores, Inc. @	1,701	186,174
Costco Wholesale Corp.	19,108	3,139,253
CVS Health Corp.	31,968	2,599,638
Kroger Co. (The)	41,913	840,775
Performance Food Group Co. *	1,098	31,018
PriceSmart, Inc.	600	53,550
Rite Aid Corp. *@	44,924	88,051
Sprouts Farmers Market, Inc. *	4,416	82,888
SUPERVALU, Inc. *	800	17,400
Sysco Corp.	21,676	1,169,420
United Natural Foods, Inc. *	1,400	58,226
Wal-Mart Stores, Inc.	60,220	4,705,591
Walgreens Boots Alliance, Inc.	19,881	1,535,211
Weis Markets, Inc.	600	26,100
		14,549,941
Food Products — 1.1%
Archer-Daniels-Midland Co.	5,640	239,756
B&G Foods, Inc. @	2,370	75,484
Blue Buffalo Pet Products, Inc. *@	3,286	93,158
Bunge Ltd.	3,123	216,924
Cal-Maine Foods, Inc. *@	389	15,988
Campbell Soup Co.	8,657	405,321
ConAgra Brands, Inc.	6,911	233,177
Darling Ingredients, Inc. *	6,645	116,420
Dean Foods Co.	4,792	52,137
Flowers Foods, Inc. @	5,407	101,706
Fresh Del Monte Produce, Inc.	1,100	50,006
General Mills, Inc.	24,938	1,290,791
Hain Celestial Group, Inc. (The) *	2,595	106,784
Hershey Co. (The)	7,200	786,024
Hormel Foods Corp. @	9,190	295,367
Ingredion, Inc.	2,464	297,257
J&J Snack Foods Corp.	457	60,004
J.M. Smucker Co. (The)	2,349	246,481
Kellogg Co.	11,146	695,176
Kraft Heinz Co. (The)	6,310	489,340
Lamb Weston Holdings, Inc.	4,692	220,008
Lancaster Colony Corp.	722	86,727
McCormick & Co., Inc.	4,223	433,449
Mondelez International, Inc., Class A	19,665	799,579
Pilgrim's Pride Corp. *@	1,700	48,297
Pinnacle Foods, Inc.	3,213	183,687
Post Holdings, Inc. *	1,507	133,023
Sanderson Farms, Inc. @	839	135,515
Snyders-Lance, Inc. @	1,354	51,641
Tootsie Roll Industries, Inc. @	349	13,262
TreeHouse Foods, Inc. *@	916	62,041

See notes to portfolio of investments

	SHARES	VALUE †
COMMON STOCKS (Continued)
Food Products (Continued)
Tyson Foods, Inc., Class A	8,281	$583,396
		8,617,926
Gas Utilities — 0.2%
Atmos Energy Corp.	2,560	214,631
National Fuel Gas Co. @	1,600	90,576
New Jersey Resources Corp.	2,300	96,945
Northwest Natural Gas Co.	456	29,366
ONE Gas, Inc.	1,600	117,824
South Jersey Industries, Inc.	1,600	55,248
Southwest Gas Corp.	1,343	104,244
Spire, Inc.	963	71,888
UGI Corp.	5,299	248,311
WGL Holdings, Inc.	1,400	117,880
		1,146,913
Health Care Equipment & Supplies — 1.9%
Abbott Laboratories	24,768	1,321,620
ABIOMED, Inc. *	957	161,350
Alere, Inc. *	2,200	112,178
Align Technology, Inc. *	2,300	428,421
Baxter International, Inc.	9,977	626,057
Becton Dickinson & Co.	5,704	1,117,699
Boston Scientific Corp. *	26,555	774,609
Cantel Medical Corp.	1,074	101,139
Cooper Companies, Inc. (The)	939	222,646
CR Bard, Inc.	3,279	1,050,920
Danaher Corp.	7,926	679,892
Dentsply Sirona, Inc.	2,030	121,414
DexCom, Inc. *@	1,183	57,878
Edwards Lifesciences Corp. *	6,748	737,624
Globus Medical, Inc., Class A *@	1,500	44,580
Haemonetics Corp. *	1,000	44,870
Halyard Health, Inc. *	1,856	83,576
Hill-Rom Holdings, Inc.	2,124	157,176
Hologic, Inc. *	8,011	293,924
ICU Medical, Inc. *	98	18,213
Idexx Laboratories, Inc. *	3,030	471,135
Integra LifeSciences Holdings Corp. *@	1,168	58,961
Intuitive Surgical, Inc. *	725	758,263
LivaNova PLC *	1,115	78,117
Masimo Corp. *	1,500	129,840
Medtronic PLC	17,156	1,334,222
Neogen Corp. *	167	12,936
NuVasive, Inc. *	1,369	75,925
ResMed, Inc. @	4,096	315,228
SeaSpine Holdings Corp. *	266	2,985
STERIS PLC	1,291	114,124
Stryker Corp.	10,173	1,444,769
Teleflex, Inc.	764	184,865
Varex Imaging Corp. *	1,282	43,383
Varian Medical Systems, Inc. *	3,205	320,692
West Pharmaceutical Services, Inc.	1,773	170,669
Zimmer Biomet Holdings, Inc.	3,710	434,404
		14,106,304
Health Care Providers & Services — 2.5%
Acadia Healthcare Co., Inc. *@	1,916	91,508
Aetna, Inc.	7,150	1,136,921
Amedisys, Inc. *	278	15,557
AmerisourceBergen Corp.	6,392	528,938
AMN Healthcare Services, Inc. *@	1,300	59,410
Anthem, Inc.	5,244	995,731
Brookdale Senior Living, Inc. *	3,601	38,171
Cardinal Health, Inc.	12,363	827,332
Centene Corp. *	3,201	309,761
Chemed Corp.	690	139,414
CIGNA Corp.	6,330	1,183,330
Community Health Systems, Inc. *@	4,567	35,075
DaVita, Inc. *	5,848	347,313
Diplomat Pharmacy, Inc. *	170	3,521
Envision Healthcare Corp. *	2,293	103,070
Express Scripts Holding Co. *	23,331	1,477,319
HCA Holdings, Inc. *	9,284	738,914
HealthEquity, Inc. *@	400	20,232
Healthsouth Corp.	3,958	183,453
Henry Schein, Inc. *	5,172	424,052
Humana, Inc.	3,511	855,385
Kindred Healthcare, Inc.	1,371	9,323
Laboratory Corp. of America Holdings *	2,802	423,018
LifePoint Health, Inc. *	1,533	88,761
Magellan Health, Inc. *	708	61,100
McKesson Corp.	7,034	1,080,493
Mednax, Inc. *	2,600	112,112
Molina Healthcare, Inc. *@	1,439	98,946
Owens & Minor, Inc.	1,695	49,494
Patterson Cos., Inc. @	2,215	85,610
Premier, Inc., Class A *	1,155	37,618
Quest Diagnostics, Inc.	4,438	415,574
Quorum Health Corp. *	1,141	5,910
Select Medical Holdings Corp. *	2,804	53,837
Tenet Healthcare Corp. *@	4,329	71,125
UnitedHealth Group, Inc.	32,288	6,323,605
Universal Health Services, Inc., Class B	3,203	355,341
WellCare Health Plans, Inc. *	1,103	189,429
		18,975,703
Health Care Technology — 0.1%
Allscripts Healthcare Solutions, Inc. *	5,500	78,265
athenahealth, Inc. *@	1,077	133,936
Cerner Corp. *	9,714	692,802
HMS Holdings Corp. *	1,549	30,763
Medidata Solutions, Inc. *	618	48,241
Veeva Systems, Inc., Class A *	1,900	107,179
		1,091,186
Hotels, Restaurants & Leisure — 2.2%
Aramark	8,191	332,637
Belmond Ltd., Class A *	1,547	21,117
Bloomin' Brands, Inc.	6,102	107,395
Brinker International, Inc. @	1,448	46,133
Buffalo Wild Wings, Inc. *	843	89,105
Carnival Corp.	8,038	519,014
Cheesecake Factory, Inc. (The) @	1,877	79,059
Chipotle Mexican Grill, Inc. *@	475	146,219
Choice Hotels International, Inc.	1,000	63,900
Cracker Barrel Old Country Store, Inc. @	1,060	160,717
Darden Restaurants, Inc.	3,965	312,363
Dave & Buster's Entertainment, Inc. *	1,491	78,248
DineEquity, Inc. @	590	25,358
Domino's Pizza, Inc. @	1,575	312,716
Dunkin' Brands Group, Inc.	2,994	158,922
Extended Stay America, Inc.	3,350	67,000
Fiesta Restaurant Group, Inc. *@	484	9,196
Hilton Grand Vacations, Inc. *	1,913	73,899
Hilton Worldwide Holdings, Inc.	5,448	378,364
Hyatt Hotels Corp., Class A *	300	18,537
See notes to portfolio of investments

	SHARES	VALUE †
COMMON STOCKS (Continued)
Hotels, Restaurants & Leisure (Continued)
ILG, Inc.	4,076	$108,951
International Game Technology PLC	1,437	35,278
J Alexander's Holdings, Inc. *	400	4,640
Jack in the Box, Inc.	1,189	121,183
La Quinta Holdings, Inc. *	615	10,763
Las Vegas Sands Corp.	17,765	1,139,802
Marriott International, Inc., Class A	7,488	825,627
Marriott Vacations Worldwide Corp.	295	36,736
McDonald's Corp.	26,066	4,084,021
MGM Resorts International	9,774	318,535
Norwegian Cruise Line Holdings Ltd. *	4,276	231,118
Papa John's International, Inc.	761	55,606
Planet Fitness, Inc. Class A	829	22,366
Royal Caribbean Cruises Ltd.	3,273	387,981
SeaWorld Entertainment, Inc. @*	1,100	14,289
Six Flags Entertainment Corp. @	2,452	149,425
Sonic Corp. @	1,700	43,265
Starbucks Corp.	68,721	3,691,005
Texas Roadhouse, Inc.	1,857	91,253
Vail Resorts, Inc.	1,332	303,856
Wendy's Co. (The)	7,777	120,777
Wyndham Worldwide Corp.	4,979	524,836
Wynn Resorts Ltd.	2,638	392,851
Yum! Brands, Inc.	10,701	787,701
		16,501,764
Household Durables — 0.5%
CalAtlantic Group, Inc.	1,929	70,659
DR Horton, Inc.	6,639	265,095
Garmin Ltd. @	2,389	128,934
GoPro, Inc., Class A *@	1,515	16,680
Helen of Troy Ltd. *	818	79,264
iRobot Corp. *@	145	11,174
KB Home	922	22,239
La-Z-Boy, Inc.	1,500	40,350
Leggett & Platt, Inc.	4,900	233,877
Lennar Corp., Class A	3,700	195,360
Meritage Homes Corp. *	900	39,960
Mohawk Industries, Inc. *	1,866	461,854
Newell Brands, Inc.	4,648	198,330
NVR, Inc. *	159	453,945
PulteGroup, Inc.	7,850	214,541
Taylor Morrison Home Corp., Class A *	469	10,341
Tempur Sealy International, Inc. *	1,941	125,233
Toll Brothers, Inc.	2,700	111,969
TopBuild Corp. *	1,180	76,901
TRI Pointe Group, Inc. *	854	11,794
Tupperware Brands Corp.	2,245	138,786
Whirlpool Corp.	2,639	486,737
		3,394,023
Household Products — 1.6%
Church & Dwight Co., Inc.	10,788	522,679
Clorox Co. (The)	5,655	745,951
Colgate-Palmolive Co.	26,296	1,915,664
Energizer Holdings, Inc.	2,587	119,131
HRG Group, Inc. *	3,569	55,712
Kimberly-Clark Corp.	12,102	1,424,163
Procter & Gamble Co. (The)	79,992	7,277,672
Spectrum Brands Holdings, Inc. @	817	86,537
WD-40 Co. @	251	28,087
		12,175,596
Independent Power Producers & Energy Traders — 0.1%
AES Corp.	23,347	257,284
Calpine Corp. *	10,515	155,096
Dynegy, Inc. *	1,700	16,643
NRG Energy, Inc.	13,150	336,508
NRG Yield, Inc., Class A	475	9,011
NRG Yield, Inc., Class C @	475	9,168
Ormat Technologies, Inc.	441	26,923
Pattern Energy Group, Inc. @	560	13,496
		824,129
Industrial Conglomerates — 1.7%
3M Co.	28,438	5,969,136
Carlisle Cos., Inc.	1,461	146,524
General Electric Co.	88,634	2,143,170
Honeywell International, Inc.	28,340	4,016,911
Raven Industries, Inc.	939	30,424
Roper Technologies, Inc.	2,000	486,800
		12,792,965
Insurance — 1.9%
Aflac, Inc.	7,605	618,971
Alleghany Corp. *	225	124,652
Allstate Corp. (The)	7,217	663,314
American Equity Investment Life Holding Co.	3,500	101,780
American Financial Group, Inc.	853	88,243
American International Group, Inc.	9,870	605,919
American National Insurance Co.	117	13,815
AmTrust Financial Services, Inc. @	2,204	29,666
Aon PLC	9,385	1,371,148
Arch Capital Group Ltd. *	966	95,151
Argo Group International Holdings Ltd.	765	47,048
Arthur J. Gallagher & Co.	3,180	195,729
Aspen Insurance Holdings Ltd.	1,050	42,420
Assurant, Inc.	1,246	119,018
Assured Guaranty Ltd.	3,800	143,450
Axis Capital Holdings Ltd.	1,600	91,696
Brighthouse Financial, Inc. *	934	56,787
Brown & Brown, Inc.	2,820	135,896
Chubb Ltd.	5,796	826,220
Cincinnati Financial Corp.	1,449	110,950
CNO Financial Group, Inc.	5,300	123,702
Enstar Group Ltd. *	300	66,705
Erie Indemnity Co., Class A	1,030	124,187
Everest Re Group Ltd.	328	74,912
First American Financial Corp.	3,390	169,398
FNF Group	3,562	169,053
Genworth Financial, Inc., Class A *	12,668	48,772
Hanover Insurance Group, Inc. (The)	696	67,463
Hartford Financial Services Group, Inc.	5,390	298,768
Kemper Corp.	1,200	63,600
Lincoln National Corp.	1,676	123,152
Loews Corp.	2,022	96,773
Markel Corp. *	100	106,798
Marsh & McLennan Cos., Inc.	20,780	1,741,572
MBIA, Inc. *	3,900	33,930
Mercury General Corp. @	800	45,352
MetLife, Inc.	17,477	907,930
National General Holdings Corp.	1,173	22,416
Old Republic International Corp.	4,100	80,729
Primerica, Inc.	1,400	114,170
Principal Financial Group, Inc.	5,638	362,749
ProAssurance Corp.	1,193	65,197
Progressive Corp. (The)	12,327	596,873
Prudential Financial, Inc.	4,757	505,764
Reinsurance Group of America, Inc.	777	108,415
RenaissanceRe Holdings Ltd.	669	90,409
RLI Corp.	1,000	57,360

See notes to portfolio of investments

	SHARES	VALUE †
COMMON STOCKS (Continued)
Insurance (Continued)
Selective Insurance Group, Inc.	829	$44,642
Torchmark Corp.	1,228	98,351
Travelers Companies, Inc. (The)	11,352	1,390,847
Unum Group	2,526	129,154
Validus Holdings Ltd.	1,760	86,610
White Mountains Insurance Group Ltd. @	84	71,988
Willis Towers Watson PLC	1,065	164,255
WR Berkley Corp.	1,931	128,875
XL Group Ltd.	2,680	105,726
		13,968,470
Internet & Catalog Retail — 3.2%
Amazon.com, Inc. *	19,551	18,795,354
Expedia, Inc.	2,480	356,971
HSN, Inc.	1,490	58,185
Lands' End, Inc. *	357	4,712
Liberty Expedia Holdings, Inc., Class A *	1,430	75,947
Liberty Interactive Corp. QVC Group, Class A *	9,939	234,262
Liberty TripAdvisor Holdings, Inc., Class A *	2,162	26,701
Liberty Ventures, Series A *	2,145	123,445
Netflix, Inc. *	6,440	1,167,894
Priceline Group, Inc. (The) *	1,542	2,823,124
Shutterfly, Inc. *	562	27,246
TripAdvisor, Inc. *@	2,215	89,774
		23,783,615
Internet Software & Services — 3.8%
Akamai Technologies, Inc. *	3,829	186,549
Alphabet, Inc., Class A *	6,607	6,433,368
Alphabet, Inc., Class C *	6,925	6,641,837
Bankrate, Inc. *	1,027	14,327
Cars.com, Inc. *@	2,311	61,496
Cimpress NV *@	1,180	115,239
CommerceHub, Inc., Series A *	357	8,058
CommerceHub, Inc., Series C *	715	15,265
CoStar Group, Inc. *	421	112,933
eBay, Inc. *	32,877	1,264,449
Envestnet, Inc. *	90	4,590
Facebook, Inc., Class A *	72,025	12,306,912
GoDaddy, Inc., Class A *	2,537	110,385
GrubHub, Inc. *@	800	42,128
IAC/InterActiveCorp *	1,298	152,619
j2 Global, Inc.	1,413	104,392
LogMeIn, Inc.	707	77,805
Match Group, Inc. *@	1,404	32,559
NIC, Inc.	1,910	32,757
Shutterstock, Inc. *	191	6,358
Stamps.com, Inc. *	309	62,619
Twitter, Inc. *	5,571	93,983
VeriSign, Inc. *@	3,200	340,448
Web.com Group, Inc. *	1,185	29,625
Zillow Group, Inc., Class A *	436	17,505
Zillow Group, Inc., Class C *@	1,159	46,603
		28,314,809
IT Services — 5.1%
Accenture PLC, Class A	30,010	4,053,451
Acxiom Corp. *	2,292	56,475
Alliance Data Systems Corp.	2,466	546,342
Amdocs Ltd.	2,698	173,535
Automatic Data Processing, Inc.	18,744	2,049,094
Black Knight Financial Services, Inc., Class A *@	300	12,915
Blackhawk Network Holdings, Inc. *	1,743	76,343
Booz Allen Hamilton Holding Corp.	6,462	241,614
Broadridge Financial Solutions, Inc.	5,758	465,362
CACI International, Inc., Class A *	756	105,349
Cardtronics PLC, Class A *	1,505	34,630
Cognizant Technology Solutions Corp., Class A	19,308	1,400,602
Conduent, Inc. *	3,289	51,539
Convergys Corp.	3,200	82,848
CoreLogic, Inc. *	3,207	148,228
CSRA, Inc.	7,110	229,440
DST Systems, Inc.	2,120	116,346
DXC Technology Co.	8,952	768,798
EPAM Systems, Inc. *	1,205	105,956
Euronet Worldwide, Inc. *	1,400	132,706
ExlService Holdings, Inc. *	546	31,843
Fidelity National Information Services, Inc.	6,542	610,957
First Data Corp., Class A *	2,811	50,710
Fiserv, Inc. *	9,400	1,212,224
FleetCor Technologies, Inc. *	2,330	360,614
Gartner, Inc., Class A *	2,998	372,981
Genpact Ltd.	4,492	129,145
Global Payments, Inc.	3,167	300,960
International Business Machines Corp.	42,481	6,163,143
Jack Henry & Associates, Inc.	3,100	318,649
Leidos Holdings, Inc.	1,721	101,918
Luxoft Holding, Inc. *	412	19,694
MasterCard, Inc., Class A	45,592	6,437,590
MAXIMUS, Inc.	3,001	193,564
Paychex, Inc.	14,712	882,132
PayPal Holdings, Inc. *	21,085	1,350,073
Sabre Corp.	8,718	157,796
Science Applications International Corp.	1,571	105,021
Syntel, Inc.	1,200	23,580
Teradata Corp. *@	3,627	122,556
Total System Services, Inc.	5,258	344,399
Travelport Worldwide Ltd.	4,076	63,993
Unisys Corp. *@	917	7,794
Vantiv, Inc., Class A *	6,385	449,951
Visa, Inc., Class A	70,380	7,406,791
Western Union Co. (The)	23,670	454,464
WEX, Inc. *	663	74,402
		38,598,517
Leisure Equipment & Products — 0.1%
Brunswick Corp.	2,766	154,813
Hasbro, Inc.	4,346	424,474
Mattel, Inc. @	10,566	163,562
Polaris Industries, Inc. @	2,893	302,695
Vista Outdoor, Inc. *@	1,760	40,374
		1,085,918
Life Sciences Tools & Services — 0.6%
Agilent Technologies, Inc.	7,050	452,610
Bio-Rad Laboratories, Inc., Class A *	308	68,444
Bio-Techne Corp.	612	73,985
Bruker Corp.	2,422	72,054
Cambrex Corp. *	882	48,510
Charles River Laboratories International, Inc. *	1,850	199,837
Illumina, Inc. *	2,913	580,270
INC Research Holdings, Inc., Class A *	1,903	99,527

See notes to portfolio of investments

	SHARES	VALUE †
COMMON STOCKS (Continued)
Life Sciences Tools & Services (Continued)
Mettler-Toledo International, Inc. *	1,316	$824,026
Parexel International Corp. *	2,045	180,124
PerkinElmer, Inc.	2,130	146,906
PRA Health Sciences, Inc. *	1,053	80,207
Thermo Fisher Scientific, Inc.	8,067	1,526,276
VWR Corp. *	1,812	59,995
Waters Corp. *	2,500	448,800
		4,861,571
Machinery — 2.1%
Actuant Corp., Class A	1,508	38,605
AGCO Corp.	2,007	148,056
Allison Transmission Holdings, Inc.	6,306	236,664
Barnes Group, Inc.	1,200	84,528
Caterpillar, Inc.	19,197	2,394,058
Chart Industries, Inc. *	663	26,009
Colfax Corp. *	1,602	66,707
Crane Co.	1,115	89,189
Cummins, Inc.	5,162	867,371
Deere & Co.	11,270	1,415,399
Donaldson Co., Inc.	5,304	243,666
Dover Corp.	3,277	299,485
EnPro Industries, Inc.	200	16,106
Flowserve Corp.	2,584	110,053
Fortive Corp.	6,738	476,983
Franklin Electric Co., Inc.	1,200	53,820
Graco, Inc.	2,723	336,808
Greenbrier Cos., Inc. (The) @	500	24,075
Harsco Corp. *	2,911	60,840
Hillenbrand, Inc.	1,890	73,427
Hyster-Yale Materials Handling, Inc.	300	22,932
IDEX Corp.	2,500	303,675
Illinois Tool Works, Inc.	14,668	2,170,277
Ingersoll-Rand PLC	7,939	707,921
ITT, Inc.	2,181	96,553
John Bean Technologies Corp.	1,592	160,951
Kennametal, Inc.	2,100	84,714
Lincoln Electric Holdings, Inc.	1,791	164,199
Meritor, Inc. *	1,596	41,512
Middleby Corp. *	1,500	192,255
Mueller Industries, Inc.	1,390	48,581
Mueller Water Products, Inc., Class A	5,028	64,358
Navistar International Corp. *	302	13,309
Nordson Corp.	2,147	254,419
Oshkosh Corp.	2,000	165,080
PACCAR, Inc.	11,883	859,616
Parker Hannifin Corp.	4,308	753,986
Pentair PLC	2,837	192,803
Proto Labs, Inc. *@	473	37,982
RBC Bearings, Inc. *	421	52,688
Rexnord Corp. *	3,100	78,771
Snap-On, Inc.	1,800	268,218
SPX Corp. *	700	20,538
SPX FLOW, Inc. *	700	26,992
Stanley Black & Decker, Inc.	3,010	454,420
Terex Corp.	2,693	121,239
Timken Co., (The)	1,644	79,816
Toro Co. (The)	4,654	288,827
Trinity Industries, Inc.	3,800	121,220
WABCO Holdings, Inc. *	2,200	325,600
Wabtec Corp. @	1,685	127,639
Watts Water Technologies, Inc., Class A	400	27,680
Welbilt, Inc. *	5,372	123,825
Woodward, Inc.	1,750	135,817
Xylem, Inc.	3,353	209,998
		15,860,260
Marine — 0.0%
Kirby Corp. *	1,600	105,520
Matson, Inc.	1,600	45,088
		150,608
Media — 3.3%
AMC Networks, Inc., Class A *@	2,046	119,630
Cable One, Inc.	211	152,367
CBS Corp., Class A	1,116	65,185
CBS Corp., Class B	15,888	921,504
Charter Communications, Inc., Class A *	5,870	2,133,275
Cinemark Holdings, Inc.	4,417	159,939
Clear Channel Outdoor Holdings, Inc., Class A	1,565	7,277
Comcast Corp., Class A	190,639	7,335,789
Discovery Communications, Inc., Class A *@	5,911	125,845
Discovery Communications, Inc., Class C *	8,545	173,122
DISH Network Corp., Class A *	10,182	552,170
Gannett Co., Inc.	3,120	28,080
Interpublic Group of Cos., Inc. (The)	14,910	309,979
John Wiley & Sons, Inc., Class A	1,300	69,550
Liberty Braves Group, Class A *	126	3,197
Liberty Braves Group, Class C *	117	2,957
Liberty Broadband Corp., Class A *	315	29,667
Liberty Broadband Corp., Class C *	1,048	99,874
Liberty Media Corp-Liberty Formula One, Class A *@	315	11,494
Liberty Media Corp-Liberty Formula One, Class C *	294	11,198
Liberty SiriusXM Group, Class A *	1,263	52,920
Liberty SiriusXM Group, Class C *	1,178	49,323
Lions Gate Entertainment Corp., Class A *@	632	21,140
Lions Gate Entertainment Corp., Class B *	2,031	64,565
Live Nation Entertainment, Inc. *	5,674	247,103
Madison Square Garden Co. (The), Class A *	447	95,703
Meredith Corp. @	900	49,950
MSG Networks, Inc., Class A *	1,643	34,832
New York Times Co. (The), Class A	701	13,740
News Corp., Class A	6,361	84,347
News Corp., Class B	1,525	20,816
Nexstar Media Group, Inc. @	900	56,070
Omnicom Group, Inc.	10,945	810,696
Regal Entertainment Group, Class A @	2,586	41,376
Scripps Networks Interactive, Inc., Class A	3,567	306,370
Sinclair Broadcast Group, Inc., Class A	2,200	70,510
Sirius XM Holdings, Inc. @	52,300	288,696
TEGNA, Inc. @	6,935	92,443
Time Warner, Inc.	24,747	2,535,330
Time, Inc.	2,965	40,027
Twenty-First Century Fox, Inc., Class B	17,373	448,050
Twenty-First Century Fox, Inc., Class A	41,745	1,101,233
Viacom, Inc., Class A	294	10,790
Viacom, Inc., Class B	14,432	401,787
Walt Disney Co. (The)	59,466	5,861,564
		25,111,480
Metals & Mining — 0.3%
AK Steel Holding Corp. *@	8,847	49,455
Alcoa Corp. *	1,879	87,599
Allegheny Technologies, Inc. @*	3,100	74,090
Carpenter Technology Corp.	1,500	72,045

See notes to portfolio of investments

	SHARES	VALUE †
COMMON STOCKS (Continued)
Metals & Mining (Continued)
Cleveland-Cliffs, Inc. *@	5,003	$35,771
Commercial Metals Co.	3,500	66,605
Compass Minerals International, Inc. @	1,484	96,312
Freeport-McMoRan, Inc. *	38,835	545,243
Hecla Mining Co.	7,576	38,032
Newmont Mining Corp.	3,695	138,599
Nucor Corp.	7,163	401,415
Reliance Steel & Aluminum Co.	1,390	105,876
Royal Gold, Inc.	1,115	95,935
Southern Copper Corp. @	2,789	110,891
Steel Dynamics, Inc.	8,092	278,931
SunCoke Energy, Inc. *	1,575	14,395
TimkenSteel Corp. *@	1,300	21,450
United States Steel Corp. @	2,823	72,438
Worthington Industries, Inc.	1,249	57,454
		2,362,536
Multi-Utilities — 0.9%
Ameren Corp.	6,985	404,012
Avista Corp.	1,575	81,538
Black Hills Corp. @	1,500	103,305
Centerpoint Energy, Inc.	11,464	334,863
CMS Energy Corp.	9,645	446,756
Consolidated Edison, Inc.	8,166	658,833
Dominion Resources, Inc.	19,684	1,514,290
DTE Energy Co.	4,500	483,120
MDU Resources Group, Inc.	5,125	132,994
NiSource, Inc.	9,152	234,200
NorthWestern Corp.	1,200	68,328
Public Service Enterprise Group, Inc.	13,039	603,054
SCANA Corp.	3,636	176,310
Sempra Energy	6,382	728,378
Vectren Corp.	2,300	151,271
WEC Energy Group, Inc.	8,357	524,652
		6,645,904
Multiline Retail — 0.6%
Big Lots, Inc. @	1,950	104,461
Dillard's, Inc., Class A @	915	51,304
Dollar General Corp.	11,236	910,678
Dollar Tree, Inc. *	8,858	769,052
J.C. Penney Co., Inc. *@	4,700	17,907
Kohl's Corp.	7,588	346,392
Macy's, Inc. @	15,108	329,657
Nordstrom, Inc.	6,801	320,667
Ollie's Bargain Outlet Holdings, Inc. *	282	13,085
Target Corp.	25,095	1,480,856
		4,344,059
Oil, Gas & Consumable Fuels — 2.3%
Anadarko Petroleum Corp.	5,588	272,974
Andeavor	5,545	571,967
Antero Resources Corp. *	1,854	36,895
Apache Corp.	3,851	176,376
Cabot Oil & Gas Corp.	3,090	82,658
Callon Petroleum Co. *@	2,016	22,660
Cheniere Energy, Inc. *	6,794	306,002
Chevron Corp.	26,459	3,108,932
Cimarex Energy Co.	1,115	126,742
Concho Resources, Inc. *	1,671	220,104
ConocoPhillips	15,412	771,371
CONSOL Energy, Inc. *	6,400	108,416
Continental Resources, Inc. *@	1,746	67,413
CVR Energy, Inc. @	600	15,540
Delek US Holdings, Inc.	1,900	50,787
Denbury Resources, Inc. *	5,421	7,264
Devon Energy Corp.	6,226	228,556
Diamondback Energy, Inc. *	605	59,266
Energen Corp. *	2,396	131,013
EnLink Midstream LLC	1,100	18,975
EOG Resources, Inc.	7,972	771,211
EQT Corp.	3,262	212,813
Exxon Mobil Corp.	44,864	3,677,951
GasLog Ltd.	343	5,985
Green Plains, Inc.	300	6,045
Gulfport Energy Corp. *	3,029	43,436
Hess Corp.	2,999	140,623
HollyFrontier Corp.	2,925	105,212
Kinder Morgan, Inc.	34,630	664,203
Kosmos Energy Ltd. *@	3,400	27,064
Laredo Petroleum, Inc. *@	5,918	76,520
Marathon Oil Corp.	9,800	132,888
Marathon Petroleum Corp.	16,152	905,804
Matador Resources Co. *@	862	23,403
Murphy Oil Corp. @	2,327	61,805
Newfield Exploration Co. *	2,082	61,773
Noble Energy, Inc.	3,720	105,499
Oasis Petroleum, Inc. *	3,512	32,029
Occidental Petroleum Corp.	8,795	564,727
ONEOK, Inc.	6,719	372,300
Parsley Energy, Inc., Class A *	3,133	82,523
PBF Energy, Inc., Class A	2,220	61,294
PDC Energy, Inc. *	1,026	50,305
Phillips 66	4,851	444,400
Pioneer Natural Resources Co.	1,642	242,261
QEP Resources, Inc. *	4,300	36,851
Range Resources Corp. @	2,234	43,719
Rice Energy, Inc. *	2,602	75,302
RSP Permian, Inc. *	1,319	45,624
Scorpio Tankers, Inc.	5,186	17,788
SemGroup Corp., Class A	841	24,179
SM Energy Co. @	2,100	37,254
Southwestern Energy Co. *	2,869	17,530
SRC Energy, Inc. *@	1,700	16,439
Targa Resources Corp.	2,196	103,871
Teekay Corp. @	2,035	18,173
Valero Energy Corp.	8,869	682,292
Whiting Petroleum Corp. *@	5,395	29,457
Williams Cos., Inc. (The)	15,144	454,471
World Fuel Services Corp.	1,600	54,256
WPX Energy, Inc. *	6,133	70,530
		16,983,721
Paper & Forest Products — 0.0%
Domtar Corp.	2,000	86,780
KapStone Paper & Packaging Corp.	2,832	60,860
Louisiana-Pacific Corp. *	3,743	101,361
Resolute Forest Products, Inc. *	1,425	7,196
Schweitzer-Mauduit International, Inc.	933	38,682
		294,879
Personal Products — 0.2%
Avon Products, Inc. *	14,900	34,717
Edgewell Personal Care Co. *	1,061	77,209
Estee Lauder Companies, Inc. (The), Class A	9,234	995,795
Herbalife Ltd. *@	2,291	155,399

See notes to portfolio of investments

	SHARES	VALUE †
COMMON STOCKS (Continued)
Personal Products (Continued)
Nu Skin Enterprises, Inc., Class A	1,688	$103,778
Revlon, Inc., Class A *@	344	8,445
		1,375,343
Pharmaceuticals — 4.4%
Akorn, Inc. *	3,779	125,425
Allergan PLC	4,466	915,307
Bristol-Myers Squibb Co.	55,525	3,539,163
Catalent, Inc. *	5,834	232,893
Eli Lilly & Co.	30,615	2,618,807
Endo International PLC *	2,551	21,849
Horizon Pharma PLC *	2,542	32,233
Impax Laboratories, Inc. *	1,887	38,306
Jazz Pharmaceuticals PLC *	1,878	274,658
Johnson & Johnson	85,407	11,103,764
Lannett Co., Inc. *@	997	18,395
Mallinckrodt PLC *	1,401	52,355
Merck & Co., Inc.	86,992	5,570,098
Mylan NV *	7,971	250,050
Perrigo Co. PLC	1,419	120,118
Pfizer, Inc.	183,764	6,560,375
Prestige Brands Holdings, Inc. *	1,608	80,545
Supernus Pharmaceuticals, Inc. *	600	24,000
Taro Pharmaceutical Industries Ltd. *	475	53,528
Zoetis, Inc.	22,005	1,403,039
		33,034,908
Professional Services — 0.3%
Advisory Board Co. (The) *	1,108	59,417
Dun & Bradstreet Corp.	1,200	139,692
Equifax, Inc.	4,110	435,619
FTI Consulting, Inc. *	1,200	42,576
Huron Consulting Group, Inc. *	334	11,456
Insperity, Inc.	171	15,048
Korn/Ferry International	800	31,544
Manpowergroup, Inc.	2,190	258,026
Nielsen Holdings PLC	10,130	419,889
On Assignment, Inc. *	1,277	68,549
Robert Half International, Inc.	6,151	309,641
TransUnion *	4,425	209,126
TriNet Group, Inc. *	865	29,081
Verisk Analytics, Inc., Class A *	6,676	555,376
		2,585,040
Real Estate Management & Development — 0.1%
Alexander & Baldwin, Inc.	1,272	58,932
Altisource Asset Management Corp. *	40	3,208
Altisource Portfolio Solutions SA *	400	10,348
CBRE Group, Inc., Class A *	10,202	386,452
HFF, Inc., Class A	799	31,608
Howard Hughes Corp. (The) *	589	69,461
Jones Lang LaSalle, Inc.	1,300	160,550
Kennedy-Wilson Holdings, Inc. @	1,369	25,395
Realogy Holdings Corp.	5,446	179,445
		925,399
Road & Rail — 1.1%
AMERCO	336	125,966
Avis Budget Group, Inc. *@	4,512	171,727
CSX Corp.	26,289	1,426,441
Genesee & Wyoming, Inc., Class A *	1,018	75,342
Heartland Express, Inc.	1,283	32,178
Hertz Global Holdings, Inc. *	3,948	88,277
JB Hunt Transport Services, Inc.	4,393	487,974
Kansas City Southern	2,591	281,590
Knight-Swift Transportation Holdings, Inc. *@	4,058	168,610
Landstar System, Inc.	1,847	184,054
Norfolk Southern Corp.	8,876	1,173,762
Old Dominion Freight Line, Inc.	2,371	261,071
Ryder System, Inc.	2,122	179,415
Union Pacific Corp.	30,668	3,556,568
Werner Enterprises, Inc.	1,200	43,860
		8,256,835
Semiconductors & Semiconductor Equipment — 3.5%
Advanced Energy Industries, Inc. *	1,613	130,266
Advanced Micro Devices, Inc. *@	4,686	59,747
Amkor Technology, Inc. *	1,137	11,995
Analog Devices, Inc.	3,658	315,210
Applied Materials, Inc.	35,599	1,854,352
Broadcom Ltd.	8,072	1,957,783
Cabot Microelectronics Corp.	300	23,979
Cavium, Inc. *@	870	57,368
Cirrus Logic, Inc. *	1,900	101,308
Cree, Inc. *	3,245	91,477
Cypress Semiconductor Corp. @	7,192	108,024
Entegris, Inc. *	4,137	119,352
First Solar, Inc. *	1,200	55,056
Integrated Device Technology, Inc. *	3,400	90,372
Intel Corp.	148,234	5,644,751
Kla-Tencor Corp.	6,527	691,862
Lam Research Corp.	3,562	659,112
Marvell Technology Group Ltd.	4,536	81,194
Maxim Integrated Products, Inc.	7,540	359,733
MaxLinear, Inc. *	1,100	26,125
Microchip Technology, Inc. @	4,417	396,558
Micron Technology, Inc. *	37,552	1,476,920
Microsemi Corp. *	2,664	137,143
MKS Instruments, Inc.	1,183	111,734
Monolithic Power Systems, Inc.	706	75,224
NVIDIA Corp.	20,261	3,622,059
ON Semiconductor Corp. *	13,130	242,511
Power Integrations, Inc.	73	5,344
Qorvo, Inc. *	980	69,266
QUALCOMM, Inc.	33,552	1,739,336
Rambus, Inc. *	825	11,014
Semtech Corp. *	600	22,530
Silicon Laboratories, Inc. *	600	47,940
Skyworks Solutions, Inc.	7,317	745,602
Synaptics, Inc. *@	1,074	42,079
Teradyne, Inc.	3,778	140,882
Texas Instruments, Inc.	42,924	3,847,707
Veeco Instruments, Inc. *	312	6,677
Versum Materials, Inc.	3,951	153,378
Xilinx, Inc.	7,467	528,888
Xperi Corp.	1,097	27,754
		25,889,612
Software — 5.1%
ACI Worldwide, Inc. *	4,317	98,341
Activision Blizzard, Inc.	14,989	966,940
Adobe Systems, Inc. *	12,428	1,854,009
ANSYS, Inc. *	1,467	180,045
Aspen Technology, Inc. *	2,599	163,243
Autodesk, Inc. *	2,729	306,358
Blackbaud, Inc.	1,688	148,206
CA, Inc.	9,776	326,323
Cadence Design Systems, Inc. *	10,300	406,541
CDK Global, Inc.	4,346	274,189
Citrix Systems, Inc. *	5,243	402,767
Dell Technologies, Inc., Class V *	6,122	472,680

See notes to portfolio of investments

	SHARES	VALUE †
COMMON STOCKS (Continued)
Software (Continued)
Electronic Arts, Inc. *	9,752	$1,151,321
Ellie Mae, Inc. *@	328	26,939
Fair Isaac Corp.	1,150	161,575
FireEye, Inc. *	1,314	22,036
Fortinet, Inc. *	2,008	71,967
Guidewire Software, Inc. *	839	65,325
Intuit, Inc.	11,110	1,579,175
Manhattan Associates, Inc. *	3,523	146,451
Micro Focus International PLC, ADR *	4,537	144,730
Microsoft Corp.	294,435	21,932,463
MicroStrategy, Inc., Class A *	297	37,930
Nuance Communications, Inc. *	4,400	69,168
Oracle Corp.	78,261	3,783,919
Paycom Software, Inc. *@	1,532	114,839
Pegasystems, Inc.	704	40,586
Proofpoint, Inc. *@	470	40,993
PTC, Inc. *	1,100	61,908
RealPage, Inc. *	1,381	55,102
Red Hat, Inc. *	5,521	612,058
Salesforce.com, Inc. *	8,900	831,438
ServiceNow, Inc. *	1,383	162,544
Splunk, Inc. *	1,116	74,136
SS&C Technologies Holdings, Inc.	3,681	147,792
Symantec Corp.	6,193	203,192
Synchronoss Technologies, Inc. *@	800	7,464
Synopsys, Inc. *	1,491	120,070
Tableau Software, Inc., Class A *	700	52,423
Take-Two Interactive Software, Inc. *	2,296	234,720
TiVo Corp.	1,378	27,353
Tyler Technologies, Inc. *@	739	128,823
Ultimate Software Group, Inc. *@	338	64,085
Verint Systems, Inc. *	1,038	43,440
VMware, Inc., Class A *@	1,425	155,596
Workday, Inc., Class A *	873	92,006
Zynga, Inc., Class A *	18,104	68,433
		38,131,642
Specialty Retail — 3.2%
Aaron's, Inc.	2,250	98,168
Abercrombie & Fitch Co., Class A	2,500	36,100
Advance Auto Parts, Inc.	2,401	238,179
American Eagle Outfitters, Inc.	7,250	103,675
Asbury Automotive Group, Inc. *	1,176	71,854
Ascena Retail Group, Inc. *@	5,534	13,558
AutoNation, Inc. *@	2,137	101,422
AutoZone, Inc. *	960	571,306
Bed Bath & Beyond, Inc.	6,603	154,972
Best Buy Co., Inc.	10,525	599,504
Buckle, Inc. (The)	900	15,165
Burlington Stores, Inc. *	2,269	216,599
Carmax, Inc. *@	6,946	526,576
Chico's FAS, Inc.	2,500	22,375
Children's Place, Inc. (The) @	506	59,784
Conn's, Inc. *	600	16,890
Dick's Sporting Goods, Inc.	3,200	86,432
DSW, Inc., Class A	2,490	53,485
Express, Inc. *	2,600	17,576
Five Below, Inc. *	2,400	131,712
Foot Locker, Inc.	5,009	176,417
GameStop Corp., Class A @	3,588	74,128
Gap, Inc. (The)	11,172	329,909
Genesco, Inc. *	700	18,620
Group 1 Automotive, Inc.	680	49,273
Guess?, Inc. @	1,900	32,357
Hibbett Sports, Inc. *	557	7,937
Home Depot, Inc. (The)	57,679	9,433,977
L Brands, Inc. @	7,995	332,672
Lithia Motors, Inc., Class A @	900	108,279
Lowe's Cos., Inc.	41,119	3,287,053
Lumber Liquidators Holdings, Inc. *	853	33,250
Michaels Companies, Inc. (The) *	1,873	40,213
Monro, Inc. @	783	43,887
Murphy USA, Inc. *	1,648	113,712
O'Reilly Automotive, Inc. *	4,310	928,245
Office Depot, Inc.	14,200	64,468
Penske Auto Group, Inc.	1,318	62,697
Pier 1 Imports, Inc.	3,200	13,408
Rent-A-Center, Inc. @	1,700	19,516
RH *	1,047	73,625
Ross Stores, Inc.	18,898	1,220,244
Sally Beauty Holdings, Inc. *	5,102	99,897
Select Comfort Corp. *	1,700	52,785
Signet Jewelers Ltd. @	1,778	118,326
Tiffany & Co.	4,018	368,772
TJX Cos., Inc.	30,758	2,267,787
Tractor Supply Co.	6,137	388,411
Ulta Salon Cosmetics & Fragrance, Inc. *	2,100	474,726
Urban Outfitters, Inc. *@	3,400	81,260
Vitamin Shoppe, Inc. *	676	3,617
Williams-Sonoma, Inc. @	4,000	199,440
		23,654,240
Textiles, Apparel & Luxury Goods — 0.8%
Carter's, Inc.	2,255	222,681
Coach, Inc.	7,810	314,587
Columbia Sportswear Co.	858	52,836
Deckers Outdoor Corp. *	977	66,836
Fossil Group, Inc. *@	2,139	19,957
G-III Apparel Group Ltd. *@	1,271	36,884
Hanesbrands, Inc. @	17,125	421,960
Lululemon Athletica, Inc. *	3,400	211,650
Michael Kors Holdings Ltd. *	6,973	333,658
NIKE, Inc., Class B	51,936	2,692,882
PVH Corp.	1,250	157,575
Ralph Lauren Corp.	1,100	97,119
Skechers U.S.A., Inc., Class A *	3,300	82,797
Steven Madden Ltd. *	1,944	84,175
Under Armour, Inc., Class A *@	5,400	88,992
Under Armour, Inc., Class C *@	5,438	81,679
VF Corp.	10,995	698,952
Wolverine World Wide, Inc.	3,200	92,320
		5,757,540
Thrifts & Mortgage Finance — 0.1%
Astoria Financial Corp.	1,255	26,982
BofI Holding, Inc. *@	2,000	56,940
Capitol Federal Financial, Inc.	4,009	58,932
Essent Group Ltd. *	1,000	40,500
New York Community Bancorp, Inc.	5,639	72,687
Northwest Bancshares, Inc.	1,400	24,178
Ocwen Financial Corp. *	3,425	11,782
PHH Corp. *	405	5,642
Provident Financial Services, Inc.	800	21,336
TFS Financial Corp.	1,093	17,630

See notes to portfolio of investments

	SHARES	VALUE †
COMMON STOCKS (Continued)
Thrifts & Mortgage Finance (Continued)
Washington Federal, Inc.	2,947	$99,167
		435,776
Tobacco — 1.5%
Altria Group, Inc.	91,208	5,784,411
Philip Morris International, Inc.	48,640	5,399,526
Vector Group Ltd.	1,759	36,002
		11,219,939
Trading Companies & Distributors — 0.4%
Air Lease Corp.	3,438	146,528
Applied Industrial Technologies, Inc.	1,164	76,591
Beacon Roofing Supply, Inc. *	1,400	71,750
DXP Enterprises, Inc. *	295	9,290
Fastenal Co.	11,794	537,570
GATX Corp. @	1,100	67,716
HD Supply Holdings, Inc. *	5,845	210,829
Herc Holdings, Inc. *	1,316	64,655
MRC Global, Inc. *	1,502	26,270
MSC Industrial Direct Co., Class A	1,509	114,035
NOW, Inc. *	2,249	31,059
SiteOne Landscape Supply, Inc. *	927	53,859
Textainer Group Holdings Ltd. *	52	892
Triton International Ltd. *	773	25,725
United Rentals, Inc. *	4,075	565,365
Univar, Inc. *	2,106	60,927
Veritiv Corp. *	226	7,345
Watsco, Inc.	800	128,856
WESCO International, Inc. *	1,300	75,725
WW Grainger, Inc. @	2,476	445,061
		2,720,048
Transportation Infrastructure — 0.0%
Macquarie Infrastructure Corp.	1,285	92,751
Water Utilities — 0.1%
American States Water Co.	180	8,865
American Water Works Co., Inc.	4,380	354,386
Aqua America, Inc. @	5,263	174,679
California Water Service Group	788	30,062
		567,992
Wireless Telecommunication Services — 0.1%
Shenandoah Telecommunications Co.	510	18,972
Sprint Corp. *@	15,015	116,817
T-Mobile US, Inc. *	11,985	738,995
Telephone & Data Systems, Inc.	2,613	72,876
United States Cellular Corp. *	400	14,160
		961,820
TOTAL COMMON STOCKS
(Identified Cost $340,597,802)		716,368,119

RIGHTS AND WARRANTS — 0.0%
Biotechnology — 0.0%
Dyax Corp. CVR ¶§~*	1,858	6,262
Consumer Discretionary — 0.0%
Safeway Casa Ley CVR ¶§~*	10,610	—
Safeway PDC, LLC CVR ¶§~*	10,610	3
		3
TOTAL RIGHTS AND WARRANTS
(Identified Cost $13,348)		6,265

MUTUAL FUNDS — 4.2%
Other — 4.2%
DFA U.S. Micro Cap Portfolio	1,418,643	31,933,664
TOTAL MUTUAL FUNDS
(Identified Cost $18,063,606)		31,933,664

SHORT-TERM INVESTMENTS — 0.9%
Investment Company — 0.2%
State Street Institutional U.S. Government Money Market Fund, 0.670%	1,608,506	1,608,506
Collateral For Securities On Loan — 0.7%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.000%	5,193,728	5,193,728
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $6,802,234)		6,802,234

Total Investments — 100.6%
(Identified Cost $365,476,990) #		755,110,282

Liabilities, Less Cash and Other Assets — (0.6%)		(4,808,529)
Net Assets — 100.0%		$750,301,753

†	See Note 1
*	Non-income producing security
@	A portion or all of the security were held on loan. As of September 30, 2017, the market value of the securities on loan was $16,267,138.
¶	Contingent value rights based on future performance.
§	Fair valued security. Fair values are determined pursuant to procedures approved by the Fund's Board of Trustees. See Note 1
~	Bankrupt/delisted security
#	At September 30, 2017, the aggregate cost of investment securities for U.S. federal income tax purposes was $365,476,990. Net unrealized appreciation aggregated $389,633,292 of which $397,107,869 related to appreciated investment securities and $7,474,577 related to depreciated investment securities.

Key to abbreviations:
ADR — American Depositary Receipt
CVR — Contingent Value Rights

See notes to portfolio of investments

SA U.S. Core Market Fund

September 30, 2017
Portfolio Sectors (% of portfolio market value) + (Unaudited)

Sector	Percentage
Information Technology	23.7%
Consumer Discretionary	15.3%
Financials	14.5%
Health Care	13.2%
Industrials	12.3%
Consumer Staples	8.8%
Materials	3.7%
Utilities	3.0%
Telecommunication Services	2.8%
Energy	2.7%
100.0%

+ Excludes Short-Term Investments

SA U.S. Value Fund
PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2017 (Unaudited)

	SHARES	VALUE †
COMMON STOCKS — 99.9%
Aerospace & Defense — 1.0%
Arconic, Inc.	65,213	$1,622,499
L3 Technologies, Inc.	9,636	1,815,712
Orbital ATK, Inc.	2,155	286,960
Textron, Inc.	43,757	2,357,627
		6,082,798
Air Freight & Logistics — 0.7%
FedEx Corp.	12,600	2,842,308
XPO Logistics, Inc. *	15,841	1,073,703
		3,916,011
Airlines — 1.2%
Copa Holdings SA, Class A	1,123	139,847
Delta Air Lines, Inc.	68,152	3,286,289
JetBlue Airways Corp. *	61,307	1,136,019
Southwest Airlines Co.	21,318	1,193,382
United Continental Holdings, Inc. *	23,941	1,457,528
		7,213,065
Auto Components — 0.9%
Adient PLC	3,809	319,918
Autoliv, Inc. @	6,765	836,154
BorgWarner, Inc.	24,241	1,241,866
Gentex Corp.	22,375	443,025
Goodyear Tire & Rubber Co. (The)	33,229	1,104,864
Lear Corp.	6,319	1,093,693
		5,039,520
Automobiles — 1.9%
Ford Motor Co.	419,903	5,026,239
General Motors Co.	153,506	6,198,572
		11,224,811
Beverages — 0.3%
Molson Coors Brewing Co., Class B	25,089	2,048,266
Biotechnology — 0.1%
United Therapeutics Corp. *	2,862	335,398
Building Products — 0.4%
Johnson Controls International PLC	25,436	1,024,816
Owens Corning	19,528	1,510,491
		2,535,307
Capital Markets — 3.1%
Bank of New York Mellon Corp. (The)	103,219	5,472,672
Goldman Sachs Group, Inc. (The)	24,637	5,843,650
Invesco Ltd.	10,234	358,599
Morgan Stanley	119,067	5,735,458
State Street Corp.	10,271	981,291
		18,391,670
Chemicals — 1.4%
Albemarle Corp.	9,985	1,361,055
Ashland Global Holdings, Inc.	9,009	589,099
CF Industries Holdings, Inc.	25,378	892,291
DowDuPont, Inc.	18,037	1,248,702
Eastman Chemical Co.	23,262	2,104,978
Huntsman Corp.	5,682	155,800
Mosaic Co. (The)	26,475	571,595
Olin Corp.	16,354	560,125
Valvoline, Inc.	24,732	579,965
Westlake Chemical Corp.	5,411	449,600
		8,513,210
Commercial Banks — 13.2%
Bank of America Corp.	428,646	10,861,890
BB&T Corp.	44,415	2,084,840
BOK Financial Corp.	765	68,146
CIT Group, Inc.	9,004	441,646
Citigroup, Inc.	119,197	8,670,390
Citizens Financial Group, Inc.	18,613	704,874
Fifth Third Bancorp	100,126	2,801,525
Huntington Bancshares, Inc.	95,253	1,329,732
JPMorgan Chase & Co.	262,467	25,068,223
KeyCorp	58,763	1,105,920
M&T Bank Corp.	5,838	940,152
PacWest Bancorp	5,207	263,006
People's United Financial, Inc.	5,834	105,829
PNC Financial Services Group, Inc. (The)	30,908	4,165,471
Regions Financial Corp.	155,307	2,365,326
SunTrust Banks, Inc.	34,538	2,064,336
Wells Fargo & Co.	252,248	13,911,477
Zions Bancorp	19,490	919,538
		77,872,321
Commercial Services & Supplies — 0.6%
Republic Services, Inc.	45,911	3,032,880
Stericycle, Inc. *	6,293	450,705
		3,483,585
Communications Equipment — 2.9%
ARRIS International PLC *	15,215	433,475
Brocade Communications Systems, Inc.	46,325	553,584
Cisco Systems, Inc.	428,687	14,416,744
EchoStar Corp., Class A *	3,599	205,971
Juniper Networks, Inc.	57,350	1,596,050
		17,205,824
Computers & Peripherals — 1.9%
Hewlett Packard Enterprise Co.	209,558	3,082,598
HP, Inc.	196,800	3,928,128
Western Digital Corp.	31,938	2,759,443
Xerox Corp.	46,593	1,551,081
		11,321,250
Construction & Engineering — 0.4%
AECOM *	11,462	421,916
Fluor Corp.	17,248	726,141
Jacobs Engineering Group, Inc.	8,552	498,325
Quanta Services, Inc. *	10,979	410,285
		2,056,667
Construction Materials — 0.1%
Vulcan Materials Co.	6,066	725,494
Consumer Finance — 1.0%
Ally Financial, Inc.	63,046	1,529,496
Capital One Financial Corp.	47,279	4,002,640
Navient Corp.	15,512	232,990
Santander Consumer USA Holdings, Inc. *	9,599	147,537
		5,912,663
Containers & Packaging — 0.3%
Sonoco Products Co.	6,169	311,226
WestRock Co.	22,768	1,291,629
		1,602,855
Distributors — 0.3%
LKQ Corp. *	42,412	1,526,408
Diversified Financial Services — 0.1%
Leucadia National Corp.	6,993	176,573
Voya Financial, Inc.	7,020	280,028
		456,601
Diversified Telecommunication Services — 4.3%
AT&T, Inc.	585,929	22,950,839
CenturyLink, Inc. @	84,635	1,599,601

See notes to portfolio of investments

	SHARES	VALUE †
COMMON STOCKS (Continued)
Diversified Telecommunication Services (Continued)
Level 3 Communications, Inc. *	19,640	$1,046,616
		25,597,056
Electrical Equipment — 0.5%
Eaton Corp. PLC	40,532	3,112,452
Electronic Equipment, Instruments & Components — 1.2%
Arrow Electronics, Inc. *	17,315	1,392,299
Avnet, Inc.	13,180	517,974
Corning, Inc.	75,228	2,250,822
Flex Ltd. *	31,420	520,629
Jabil, Inc.	17,551	501,081
SYNNEX Corp.	2,901	367,005
TE Connectivity Ltd.	17,809	1,479,216
		7,029,026
Energy Equipment & Services — 0.9%
Baker Hughes a GE Co.	27,661	1,012,946
Helmerich & Payne, Inc. @	11,838	616,878
National Oilwell Varco, Inc. @	29,834	1,065,969
Schlumberger Ltd.	22,471	1,567,577
TechnipFMC PLC *	34,156	953,635
		5,217,005
Food & Staples Retailing — 3.6%
CVS Health Corp.	104,823	8,524,206
US Foods Holding Corp. *	7,712	205,911
Wal-Mart Stores, Inc.	104,402	8,157,972
Walgreens Boots Alliance, Inc.	58,673	4,530,729
		21,418,818
Food Products — 2.6%
Archer-Daniels-Midland Co.	39,896	1,695,979
Bunge Ltd.	23,481	1,630,990
Ingredion, Inc.	3,073	370,727
J.M. Smucker Co. (The)	18,460	1,937,008
Kraft Heinz Co. (The)	24,167	1,874,151
Mondelez International, Inc., Class A	77,700	3,159,282
Pinnacle Foods, Inc.	9,922	567,241
Post Holdings, Inc. *	7,076	624,598
Seaboard Corp.	76	342,380
Tyson Foods, Inc., Class A	44,757	3,153,131
		15,355,487
Health Care Equipment & Supplies — 3.0%
Abbott Laboratories	102,380	5,462,997
Danaher Corp.	44,310	3,800,912
DENTSPLY SIRONA, Inc.	2,553	152,695
Medtronic PLC	94,115	7,319,323
STERIS PLC	1,837	162,391
Zimmer Biomet Holdings, Inc.	5,607	656,524
		17,554,842
Health Care Providers & Services — 5.6%
Aetna, Inc.	36,478	5,800,367
Anthem, Inc.	33,208	6,305,535
Centene Corp. *	28,708	2,778,073
CIGNA Corp.	8,292	1,550,106
DaVita, Inc. *	30,386	1,804,625
Envision Healthcare Corp. *	219	9,844
Express Scripts Holding Co. *	67,081	4,247,569
Humana, Inc.	14,315	3,487,563
Laboratory Corp. of America Holdings *	16,237	2,451,300
McKesson Corp.	6,361	977,113
Mednax, Inc. *	9,245	398,644
Quest Diagnostics, Inc.	19,284	1,805,754
Universal Health Services, Inc., Class B	10,322	1,145,123
WellCare Health Plans, Inc. *	2,066	354,815
		33,116,431
Hotels, Restaurants & Leisure — 1.7%
Carnival Corp.	27,865	1,799,243
Hyatt Hotels Corp., Class A *	3,874	239,375
MGM Resorts International	67,948	2,214,425
Norwegian Cruise Line Holdings Ltd. *	34,226	1,849,915
Royal Caribbean Cruises Ltd.	31,589	3,744,560
		9,847,518
Household Durables — 2.1%
DR Horton, Inc.	61,496	2,455,536
Garmin Ltd. @	11,158	602,197
Lennar Corp., Class A	28,692	1,514,938
Mohawk Industries, Inc. *	13,320	3,296,833
Newell Brands, Inc.	19,061	813,333
PulteGroup, Inc.	38,222	1,044,607
Toll Brothers, Inc.	11,379	471,887
Whirlpool Corp.	12,182	2,246,848
		12,446,179
Independent Power Producers & Energy Traders — 0.3%
Calpine Corp. *	23,886	352,318
NRG Energy, Inc.	44,291	1,133,407
		1,485,725
Industrial Conglomerates — 0.2%
Carlisle Cos., Inc.	6,158	617,586
General Electric Co.	19,790	478,522
		1,096,108
Insurance — 6.3%
Aflac, Inc.	34,035	2,770,109
Alleghany Corp. *	855	473,678
Allstate Corp. (The)	21,115	1,940,680
American Financial Group, Inc.	8,697	899,705
American International Group, Inc.	49,911	3,064,036
Arch Capital Group Ltd. *	4,583	451,425
Assurant, Inc.	9,601	917,087
Assured Guaranty Ltd.	13,828	522,007
Axis Capital Holdings Ltd.	7,945	455,328
Brighthouse Financial, Inc. *	4,222	256,698
Chubb Ltd.	11,440	1,630,772
CNA Financial Corp.	7,604	382,101
Everest Re Group Ltd.	6,500	1,484,535
Hartford Financial Services Group, Inc.	59,633	3,305,457
Lincoln National Corp.	21,565	1,584,596
Loews Corp.	30,252	1,447,861
MetLife, Inc.	46,445	2,412,818
Old Republic International Corp.	23,484	462,400
Principal Financial Group, Inc.	33,157	2,133,321
Prudential Financial, Inc.	24,178	2,570,605
Reinsurance Group of America, Inc.	9,075	1,266,235
RenaissanceRe Holdings Ltd.	3,401	459,611
Travelers Companies, Inc. (The)	27,179	3,329,971
Unum Group	32,590	1,666,327
Validus Holdings Ltd.	300	14,763
WR Berkley Corp.	5,382	359,195
XL Group Ltd.	24,178	953,822
		37,215,143

See notes to portfolio of investments

	SHARES	VALUE †
COMMON STOCKS (Continued)
Internet & Catalog Retail — 0.3%
Liberty Interactive Corp. QVC Group, Class A *	71,603	$1,687,683
IT Services — 1.1%
Amdocs Ltd.	10,115	650,597
DXC Technology Co.	18,001	1,545,926
Fidelity National Information Services, Inc.	33,494	3,128,004
Leidos Holdings, Inc.	16,964	1,004,608
		6,329,135
Life Sciences Tools & Services — 0.6%
Bio-Rad Laboratories, Inc., Class A *	172	38,222
PerkinElmer, Inc.	2,400	165,528
Quintiles IMS Holdings, Inc. *	2,570	244,330
Thermo Fisher Scientific, Inc.	15,270	2,889,084
		3,337,164
Machinery — 2.0%
AGCO Corp.	11,477	846,658
Cummins, Inc.	4,572	768,233
Dover Corp.	19,819	1,811,258
Ingersoll-Rand PLC	16,931	1,509,737
Oshkosh Corp.	6,474	534,364
PACCAR, Inc.	11,923	862,510
Pentair PLC	25,335	1,721,767
Snap-On, Inc.	777	115,781
Stanley Black & Decker, Inc.	21,808	3,292,354
Trinity Industries, Inc.	1,343	42,842
Wabtec Corp. @	3,811	288,683
		11,794,187
Media — 6.3%
CBS Corp., Class A	1,291	75,407
Charter Communications, Inc., Class A *	22,795	8,284,159
Comcast Corp., Class A	439,081	16,895,837
Discovery Communications, Inc., Class A *@	1,879	40,004
Discovery Communications, Inc., Class C *	14,703	297,883
Liberty Braves Group, Class A *	438	11,112
Liberty Braves Group, Class C *	877	22,162
Liberty Broadband Corp., Class C *	1,360	129,608
Liberty Media Corp-Liberty Formula One, Class A *@	1,097	40,030
Liberty Media Corp-Liberty Formula One, Class C *	2,194	83,570
Liberty SiriusXM Group, Class A *	4,389	183,899
Liberty SiriusXM Group, Class C *	8,778	367,535
Madison Square Garden Co. (The), Class A *	443	94,846
News Corp., Class A	8,320	110,323
News Corp., Class B	1,734	23,669
TEGNA, Inc. @	16,842	224,504
Time Warner, Inc.	94,794	9,711,645
Viacom, Inc., Class B	18,004	501,231
		37,097,424
Metals & Mining — 1.5%
Alcoa Corp. *	18,058	841,864
Freeport-McMoRan, Inc. *	66,495	933,590
Newmont Mining Corp.	41,863	1,570,281
Nucor Corp.	56,664	3,175,451
Reliance Steel & Aluminum Co.	12,373	942,451
Steel Dynamics, Inc.	33,820	1,165,775
		8,629,412
Multiline Retail — 0.8%
Dollar Tree, Inc. *	13,300	1,154,706
Kohl's Corp.	39,722	1,813,309
Macy's, Inc. @	32,863	717,071
Target Corp.	19,353	1,142,020
		4,827,106
Oil, Gas & Consumable Fuels — 10.7%
Anadarko Petroleum Corp.	19,208	938,311
Andeavor	24,806	2,558,739
Chevron Corp.	89,031	10,461,143
Concho Resources, Inc. *	11,528	1,518,468
ConocoPhillips	72,764	3,641,838
Exxon Mobil Corp.	282,311	23,143,856
Hess Corp.	20,959	982,768
HollyFrontier Corp.	15,834	569,549
Kinder Morgan, Inc.	127,198	2,439,658
Marathon Oil Corp.	51,156	693,675
Marathon Petroleum Corp.	58,629	3,287,914
Noble Energy, Inc.	35,505	1,006,922
Occidental Petroleum Corp.	46,333	2,975,042
ONEOK, Inc.	6,385	353,793
Phillips 66	23,445	2,147,796
Pioneer Natural Resources Co.	500	73,770
Targa Resources Corp.	24,628	1,164,904
Valero Energy Corp.	64,869	4,990,372
Williams Cos., Inc. (The)	9,600	288,096
		63,236,614
Personal Products — 0.0%
Coty, Inc., Class A	8,741	144,489
Pharmaceuticals — 2.6%
Allergan PLC	12,666	2,595,897
Mylan NV *	29,464	924,286
Perrigo Co. PLC	1,300	110,045
Pfizer, Inc.	330,247	11,789,818
Taro Pharmaceutical Industries Ltd. *	667	75,164
		15,495,210
Professional Services — 0.2%
Manpowergroup, Inc.	8,693	1,024,209
Real Estate Management & Development — 0.1%
Jones Lang LaSalle, Inc.	3,803	469,671
Realogy Holdings Corp.	3,071	101,189
		570,860
Road & Rail — 1.5%
AMERCO	288	107,971
CSX Corp.	44,745	2,427,864
Genesee & Wyoming, Inc., Class A *	1,210	89,552
Kansas City Southern	14,222	1,545,647
Norfolk Southern Corp.	35,723	4,724,009
		8,895,043
Semiconductors & Semiconductor Equipment — 6.2%
Intel Corp.	522,093	19,881,301
Lam Research Corp.	25,153	4,654,311
Marvell Technology Group Ltd.	18,929	338,829
Micron Technology, Inc. *	96,568	3,798,019
Microsemi Corp. *	4,868	250,605
NVIDIA Corp.	10,111	1,807,544
ON Semiconductor Corp. *	14,063	259,744
Qorvo, Inc. *	6,724	475,252
QUALCOMM, Inc.	95,140	4,932,058
		36,397,663
Software — 0.8%
CA, Inc.	75,041	2,504,869
Dell Technologies, Inc., Class V *	16,758	1,293,885
Micro Focus International PLC, ADR *	14,990	478,181
Nuance Communications, Inc. *	2,812	44,205

See notes to portfolio of investments

	SHARES	VALUE †
COMMON STOCKS (Continued)
Software (Continued)
SS&C Technologies Holdings, Inc.	3,456	$138,758
Synopsys, Inc. *	2,217	178,535
		4,638,433
Specialty Retail — 0.4%
AutoNation, Inc. *@	6,093	289,174
Best Buy Co., Inc.	34,593	1,970,417
		2,259,591
Textiles, Apparel & Luxury Goods — 0.3%
PVH Corp.	9,516	1,199,587
Ralph Lauren Corp.	4,113	363,137
Skechers U.S.A., Inc., Class A *	538	13,498
		1,576,222
Thrifts & Mortgage Finance — 0.0%
New York Community Bancorp, Inc.	14,697	189,444
Transportation Infrastructure — 0.1%
Macquarie Infrastructure Corp.	9,053	653,446
Wireless Telecommunication Services — 0.3%
Sprint Corp. *@	29,977	233,221
T-Mobile US, Inc. *	24,396	1,504,257
		1,737,478
TOTAL COMMON STOCKS
(Identified Cost $397,382,707)		588,476,327

SHORT-TERM INVESTMENTS — 0.7%
Investment Company — 0.4%
State Street Institutional U.S. Government Money Market Fund, 0.670%	2,275,532	2,275,532
Collateral For Securities On Loan — 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.000%	1,761,848	1,761,848
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $4,037,380)		4,037,380

Total Investments — 100.6%
(Identified Cost $401,420,087) #		592,513,707

Liabilities, Less Cash and Other Assets — (0.6%)		(3,324,660)
Net Assets — 100.0%		$589,189,047

†	See Note 1
*	Non-income producing security
@	A portion or all of the security were held on loan. As of September 30, 2017, the market value of the securities on loan was $5,280,957.
#

At September 30, 2017, the aggregate cost of investment securities for U.S. federal income tax purposes was $401,420,087. Net unrealized appreciation aggregated $191,093,620 of which $203,568,088 related to appreciated investment securities and $12,474,468 related to depreciated investment securities.

Key to abbreviations:
ADR — American Depositary Receipt

See notes to portfolio of investments

SA U.S. Value Fund

September 30, 2017
Portfolio Sectors (% of portfolio market value) + (Unaudited)

Sector	Percentage
Financials	23.9%
Consumer Discretionary	14.9%
Information Technology	14.1%
Health Care	11.9%
Energy	11.6%
Industrials	8.8%
Consumer Staples	6.6%
Telecommunication Services	4.6%
Materials	3.3%
Utilities	0.3%
100.0%

+ Excludes Short-Term Investments

SA U.S. Small Company Fund
PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2017 (Unaudited)

	SHARES	VALUE †
COMMON STOCKS — 99.7%
Aerospace & Defense — 2.0%
AAR Corp.	10,684	$403,642
Aerojet Rocketdyne Holdings, Inc. *	41,234	1,443,602
Aerovironment, Inc. *	17,026	921,447
Astronics Corp. *	8,732	259,777
Axon Enterprise, Inc. *@	16,262	368,660
CPI Aerostructures, Inc. *	1,342	12,548
Cubic Corp.	6,500	331,500
Curtiss-Wright Corp.	4,364	456,213
DigitalGlobe, Inc. *	18,452	650,433
Ducommun, Inc. *	3,610	115,700
Engility Holdings, Inc. *	5,031	174,475
Esterline Technologies Corp. *	7,884	710,743
Innovative Solutions & Support, Inc. *	3,248	11,823
KEYW Holding Corp. (The) *@	2,370	18,036
KLX, Inc. *	9,583	507,228
Kratos Defense & Security Solutions, Inc. *	17,754	232,222
Mercury Systems, Inc. *	8,267	428,892
Moog, Inc., Class A *	8,996	750,536
National Presto Industries, Inc.	918	97,721
SIFCO Industries, Inc. *	1,187	6,766
Sparton Corp. *	2,587	60,044
Triumph Group, Inc.	9,084	270,249
Vectrus, Inc. *	3,560	109,790
Wesco Aircraft Holdings, Inc. *	23,396	219,922
		8,561,969
Air Freight & Logistics — 0.6%
Air Transport Services Group, Inc. *	42,778	1,041,216
Atlas Air Worldwide Holdings, Inc. *	6,536	430,069
Echo Global Logistics, Inc. *	6,700	126,295
Forward Air Corp.	6,951	397,806
HUB Group, Inc., Class A *	11,481	493,109
Radiant Logistics, Inc. *	9,354	49,670
		2,538,165
Airlines — 0.7%
Allegiant Travel Co.	10,085	1,328,195
Copa Holdings SA, Class A	2,555	318,174
Hawaiian Holdings, Inc. *	12,656	475,233
Skywest, Inc.	12,976	569,646
Spirit Airlines, Inc. *	2,806	93,748
		2,784,996
Auto Components — 1.9%
American Axle & Manufacturing Holdings, Inc. *	47,770	839,797
Cooper Tire & Rubber Co. @	15,551	581,607
Cooper-Standard Holdings, Inc. *	4,019	466,083
Dana, Inc.	32,214	900,703
Dorman Products, Inc. *	8,380	600,176
Fox Factory Holding Corp. *	8,405	362,256
Gentherm, Inc. *	9,644	358,275
Horizon Global Corp. *	7,663	135,175
LCI Industries	6,043	700,082
Modine Manufacturing Co. *	11,514	221,645
Motorcar Parts of America, Inc. *	5,329	156,992
Shiloh Industries, Inc. *	4,458	46,363
Standard Motor Products, Inc.	8,131	392,321
Stoneridge, Inc. *	13,800	273,378
Strattec Security Corp.	1,100	44,990
Superior Industries International, Inc.	6,600	109,890
Tenneco, Inc.	10,923	662,698
Tower International, Inc.	6,346	172,611
Visteon Corp. *	7,195	890,525
VOXX International Corp. *	7,684	65,698
		7,981,265
Automobiles — 0.1%
Winnebago Industries, Inc.	10,123	453,004
Beverages — 0.6%
Boston Beer Co., Inc. (The), Class A *@	1,852	289,282
Coca-Cola Bottling Co., Consolidated	1,354	292,126
Craft Brew Alliance, Inc. *	9,433	165,549
MGP Ingredients, Inc. @	5,354	324,613
National Beverage Corp. @	10,620	1,317,411
Primo Water Corp. *	5,815	68,908
		2,457,889
Biotechnology — 1.0%
Achillion Pharmaceuticals, Inc. *	16,652	74,767
Acorda Therapeutics, Inc. *	14,991	354,537
Adamas Pharmaceuticals, Inc. *@	2,419	51,210
Adverum Biotechnologies, Inc. *	4,100	14,965
Affimed NV *@	5,000	11,250
Alder Biopharmaceuticals, Inc. *	9,365	114,721
AMAG Pharmaceuticals, Inc. *@	2,638	48,671
Amicus Therapeutics, Inc. *	1,429	21,549
Applied Genetic Technologies Corp. *	2,241	8,852
Aptevo Therapeutics, Inc. *	4,906	11,235
Ardelyx, Inc. *	3,339	18,698
Arrowhead Pharmaceuticals, Inc. *@	4,070	17,623
BioSpecifics Technologies Corp. *	2,311	107,508
BioTime, Inc. *@	3,419	9,710
Cascadian Therapeutics, Inc. *	6,663	27,252
Celldex Therapeutics, Inc. *@	4,900	14,014
Cellular Biomedicine Group, Inc. *	2,000	21,300
Chimerix, Inc. *	10,543	55,351
Concert Pharmaceuticals, Inc. *	3,010	44,398
Emergent BioSolutions, Inc. *	9,812	396,895
Enanta Pharmaceuticals, Inc. *	5,023	235,076
Five Prime Therapeutics, Inc. *	4,603	188,309
Insys Therapeutics, Inc. *@	11,096	98,533
Intellia Therapeutics, Inc. *	1,694	42,096
Karyopharm Therapeutics, Inc. *	2,354	25,847
Ligand Pharmaceuticals, Inc. *@	2,864	389,934
MacroGenics, Inc. *	1,713	31,656
MEI Pharma, Inc. *	7,825	20,971
Merrimack Pharmaceuticals, Inc. @	700	10,178
Mirati Therapeutics, Inc. *@	1,950	22,815
Myriad Genetics, Inc. *@	19,349	700,047
Neurotrope, Inc. *	2,588	13,354
OPKO Health, Inc. *@	12,571	86,237
Otonomy, Inc. *	10,515	34,174
PDL BioPharma, Inc. *	23,673	80,251
Proteostasis Therapeutics, Inc. *	1,871	3,929
PTC Therapeutics, Inc. *	4,332	86,683
Recro Pharma, Inc. *@	2,713	24,363
Repligen Corp. *	4,748	181,943
Retrophin, Inc. *	8,973	223,338
Spectrum Pharmaceuticals, Inc. *	19,009	267,457
Stemline Therapeutics, Inc. *@	1,284	14,252
Syndax Pharmaceuticals, Inc. *	1,764	20,639
Trevena, Inc. *	13,678	34,879
Verastem, Inc. *	9,653	45,369
Zafgen, Inc. *	3,913	13,774
		4,320,610
Building Products — 2.0%
AAON, Inc.	14,109	486,408
Advanced Drainage Systems, Inc. @	15,862	321,206
See notes to portfolio of investments

	SHARES	VALUE †
COMMON STOCKS (Continued)
Building Products (Continued)
American Woodmark Corp. *	7,856	$756,140
Apogee Enterprises, Inc.	12,336	595,335
Armstrong Flooring, Inc. *	10,534	165,911
Armstrong World Industries, Inc. *	32,405	1,660,756
Builders FirstSource, Inc. *	24,352	438,092
Continental Building Products, Inc. *	9,323	242,398
CSW Industrials, Inc. *	886	39,294
Gibraltar Industries, Inc. *	8,000	249,200
Griffon Corp.	12,945	287,379
Insteel Industries, Inc.	8,468	221,099
NCI Building Systems, Inc. *	12,026	187,606
Patrick Industries, Inc. *	3,786	318,403
PGT Innovations, Inc. *	20,987	313,756
Ply Gem Holdings, Inc. *	10,477	178,633
Quanex Building Products Corp.	9,211	211,392
Simpson Manufacturing Co., Inc.	12,600	617,904
Trex Co., Inc. *	8,162	735,151
Universal Forest Products, Inc.	5,500	539,880
		8,565,943
Capital Markets — 2.1%
Artisan Partners Asset Management, Inc., Class A	28,594	932,164
BGC Partners, Inc., Class A	88,113	1,274,995
Cohen & Steers, Inc.	7,453	294,319
Cowen Group, Inc., Class A *	6,131	109,132
Diamond Hill Investment Group, Inc.	739	156,927
Donnelley Financial Solutions, Inc. *	6,035	130,115
Evercore, Inc., Class A	9,789	785,567
Federated Investors, Inc., Class B	20,626	612,592
Fifth Street Asset Management, Inc.	728	2,839
Financial Engines, Inc.	2,009	69,813
Gain Capital Holdings, Inc. @	9,997	63,881
GAMCO Investors, Inc., Class A	1,700	50,592
Greenhill & Co., Inc. @	8,659	143,739
Houlihan Lokey, Inc.	593	23,204
Interactive Brokers Group, Inc., Class A	16,151	727,441
Intl FCStone, Inc. *	3,859	147,877
Investment Technology Group, Inc.	9,451	209,245
Janus Henderson Group PLC	21,198	738,538
Ladenburg Thalmann Financial Services, Inc.	24,504	70,572
LPL Financial Holdings, Inc.	3,619	186,632
Manning & Napier, Inc.	2,524	9,970
Moelis & Co., Class A	3,839	165,269
Morningstar, Inc.	268	22,777
OM Asset Management PLC	5,801	86,551
Oppenheimer Holdings, Inc., Class A	2,133	37,008
Piper Jaffray Cos.	4,033	239,359
PJT Partners, Inc., Class A	288	11,033
Pzena Investment Management, Inc., Class A	4,481	48,798
Safeguard Scientifics, Inc. *	13,976	186,580
Silvercrest Asset Management Group, Inc., Class A	759	11,043
Stifel Financial Corp.	12,616	674,451
Virtus Investment Partners, Inc.	2,370	275,038
Waddell & Reed Financial, Inc., Class A @	442	8,871
Westwood Holdings Group, Inc.	2,775	186,674
WisdomTree Investments, Inc. @	32,848	334,393
		9,027,999
Chemicals — 2.7%
A. Schulman, Inc.	6,827	233,142
Advanced Emissions Solutions, Inc. @	2,266	24,858
AdvanSix, Inc. *	11,889	472,588
AgroFresh Solutions, Inc. *	3,359	23,614
American Vanguard Corp.	8,647	198,016
Balchem Corp.	11,654	947,354
Cabot Corp.	9,527	531,607
Calgon Carbon Corp.	17,075	365,405
Chase Corp.	2,101	234,051
Core Molding Technologies, Inc.	1,500	32,910
Ferro Corp. *	25,241	562,874
Flotek Industries, Inc. *	13,537	62,947
FutureFuel Corp.	10,473	164,845
GCP Applied Technologies, Inc. *	2,256	69,259
H.B. Fuller Co.	13,143	763,083
Hawkins, Inc.	2,398	97,838
Innophos Holdings, Inc.	5,400	265,626
Innospec, Inc.	5,850	360,652
Intrepid Potash, Inc. *@	16,436	71,661
KMG Chemicals, Inc.	3,001	164,695
Koppers Holdings, Inc. *	4,597	212,152
Kraton Corp. *	6,776	274,021
Kronos Worldwide, Inc.	10,857	247,865
LSB Industries, Inc. *	5,556	44,115
Minerals Technologies, Inc.	9,665	682,832
Northern Technologies International Corp. *	800	13,200
Omnova Solutions, Inc. *	20,358	222,920
PolyOne Corp.	24,872	995,626
Quaker Chemical Corp.	3,387	501,107
Rayonier Advanced Materials, Inc.	16,098	220,543
Sensient Technologies Corp.	9,729	748,355
Stepan Co.	3,991	333,887
Trecora Resources *	3,438	45,725
Tredegar Corp.	8,700	156,600
Trinseo SA	8,507	570,820
Tronox Ltd., Class A	11,384	240,202
Valhi, Inc.	1,644	3,995
		11,160,990
Commercial Banks — 11.0%
1st Source Corp.	7,264	369,011
Access National Corp.	2,671	76,551
Allegiance Bancshares, Inc. *	1,614	59,395
American National Bankshares, Inc.	1,452	59,822
Ameris Bancorp	16,252	780,096
AmeriServ Financial, Inc.	4,400	17,600
Arrow Financial Corp.	5,484	188,385
Associated Banc-Corp.	35,548	862,039
Atlantic Capital Bancshares, Inc. *	2,502	45,411
Banc of California, Inc. @	8,558	177,578
Bancfirst Corp.	10,446	592,810
Bancorp, Inc. (The) *	19,032	157,395
BancorpSouth, Inc.	31,791	1,018,902
Bank of Hawaii Corp.	11,233	936,383
Bank of Marin Bancorp	826	56,581
BankUnited, Inc.	3,750	133,388
Banner Corp.	7,617	466,770
Bar Harbor Bankshares	2,331	73,100
Berkshire Hills Bancorp, Inc.	6,936	268,770
Blue Hills Bancorp, Inc.	2,898	55,642
Boston Private Financial Holdings, Inc.	21,569	356,967
Bridge Bancorp, Inc.	2,975	101,001
Brookline Bancorp, Inc.	18,706	289,943

See notes to portfolio of investments

	SHARES	VALUE †
COMMON STOCKS (Continued)
Commercial Banks (Continued)
Bryn Mawr Bank Corp.	4,999	$218,956
Camden National Corp.	4,996	218,025
Capital Bank Financial Corp., Class A @	6,376	261,735
Capital City Bank Group, Inc.	1,459	35,031
Carolina Financial Corp.	2,052	73,626
Cathay General Bancorp	21,914	880,943
CenterState Bank Corp.	9,586	256,905
Central Pacific Financial Corp.	7,849	252,581
Central Valley Community Bancorp	1,783	39,761
Century Bancorp, Inc., Class A	357	28,596
Chemical Financial Corp.	14,023	732,842
Citizens & Northern Corp.	852	20,925
City Holding Co.	5,429	390,399
CNB Financial Corp.	2,859	78,108
CoBiz Financial, Inc.	14,871	292,066
Columbia Banking System, Inc.	14,910	627,860
Community Bank System, Inc.	10,370	572,942
Community Trust Bancorp, Inc.	4,634	215,481
Connectone Bancorp, Inc.	6,144	151,142
CU Bancorp *	2,166	83,987
Customers Bancorp, Inc. *	5,348	174,452
CVB Financial Corp.	27,325	660,445
Eagle Bancorp, Inc. *	6,777	454,398
Enterprise Bancorp, Inc.	331	12,019
Enterprise Financial Services Corp.	3,837	162,497
Equity Bancshares, Inc., Class A *	1,895	67,424
Farmers & Merchants Bancorp, Inc./Archbold OH @	826	30,108
Farmers Capital Bank Corp.	1,577	66,313
Farmers National Banc Corp.	4,531	68,192
FCB Financial Holdings, Inc., Class A *	5,732	276,856
Fidelity Southern Corp.	8,150	192,666
Financial Institutions, Inc.	3,105	89,424
First Bancorp, Inc.	2,283	69,198
First Bancorp/Puerto Rico *	35,131	179,871
First Bancorp/Southern Pines NC	4,576	157,460
First Busey Corp.	7,922	248,434
First Business Financial Services, Inc.	551	12,535
First Citizens Bancshares, Inc., Class A	295	110,298
First Commonwealth Financial Corp.	23,740	335,446
First Community Bancshares, Inc.	5,007	145,754
First Connecticut Bancorp, Inc.	2,243	60,000
First Financial Bancorp	15,133	395,728
First Financial Bankshares, Inc. @	13,804	623,941
First Financial Corp.	2,698	128,425
First Financial Northwest, Inc.	2,239	38,041
First Foundation, Inc. *	5,089	91,042
First Horizon National Corp. @	18,974	363,352
First Internet Bancorp	354	11,434
First Interstate Bancsystem, Inc.	6,668	255,051
First Merchants Corp.	8,330	357,607
First Mid-Illinois Bancshares, Inc.	500	19,200
First Midwest Bancorp, Inc.	18,632	436,361
First of Long Island Corp. (The)	4,768	145,186
Flushing Financial Corp.	7,140	212,201
FNB Corp.	50,074	702,538
Franklin Financial Network, Inc. *	900	32,085
Fulton Financial Corp.	44,920	842,250
German American Bancorp, Inc.	4,050	154,021
Glacier Bancorp, Inc.	19,481	735,603
Great Southern Bancorp, Inc.	3,541	197,057
Great Western Bancorp, Inc.	71	2,931
Green Bancorp, Inc. *	1,968	46,543
Guaranty Bancorp	4,394	122,153
Hancock Holding Co.	14,548	704,851
Hanmi Financial Corp.	8,053	249,240
HarborOne Bancorp, Inc. *	2,951	55,508
Heartland Financial USA, Inc.	5,400	266,760
Heritage Commerce Corp.	8,849	125,921
Heritage Financial Corp.	5,733	169,123
Hilltop Holdings, Inc.	25,969	675,194
Home Bancshares, Inc.	37,699	950,762
HomeTrust Bancshares, Inc. *	2,644	67,819
Hope Bancorp, Inc.	34,605	612,855
Horizon Bancorp	4,732	138,032
Iberiabank Corp.	7,493	615,550
Independent Bank Corp.	4,840	361,306
International Bancshares Corp.	15,750	631,575
Lakeland Bancorp, Inc.	6,732	137,333
Lakeland Financial Corp.	5,055	246,280
LegacyTexas Financial Group, Inc.	11,096	442,952
Macatawa Bank Corp.	8,759	89,867
MainSource Financial Group, Inc.	5,357	192,102
MB Financial, Inc.	16,665	750,258
MBT Financial Corp.	5,012	54,881
Mercantile Bank Corp.	3,660	127,734
Midland States Bancorp, Inc.	739	23,412
Midsouth Bancorp, Inc.	2,100	25,305
National Bank Holdings Corp., Class A	5,759	205,539
National Commerce Corp. *	1,683	72,032
NBT Bancorp, Inc.	10,025	368,118
Nicolet Bankshares, Inc. *	766	44,068
Northrim Bancorp, Inc.	2,067	72,242
OFG Bancorp	10,569	96,706
Old Line Bancshares, Inc.	1,953	54,684
Old National Bancorp	29,051	531,633
Old Second Bancorp, Inc.	2,244	30,182
Opus Bank	4,401	105,624
Pacific Continental Corp.	6,270	168,976
Pacific Mercantile Bancorp *	2,500	22,875
Pacific Premier Bancorp, Inc. *	5,890	222,347
Park National Corp.	3,450	372,565
Park Sterling Corp.	12,047	149,624
Peapack Gladstone Financial Corp.	3,971	133,982
Penns Woods Bancorp, Inc.	731	33,970
People's Utah Bancorp	3,049	98,940
Peoples Bancorp, Inc.	3,808	127,911
Pinnacle Financial Partners, Inc.	5,483	367,087
Popular, Inc.	9,231	331,762
Preferred Bank	3,769	227,459
Premier Financial Bancorp, Inc.	1,381	30,092
QCR Holdings, Inc.	2,136	97,188
Renasant Corp.	8,712	373,745
Republic Bancorp, Inc., Class A	7,344	285,608
Republic First Bancorp, Inc. *	3,546	32,801
S&T Bancorp, Inc.	8,302	328,593
Sandy Spring Bancorp, Inc.	6,300	261,072
Seacoast Banking Corp. of Florida *	5,668	135,409
Select Bancorp, Inc. *	200	2,342
ServisFirst Bancshares, Inc.	5,778	224,475
Sierra Bancorp	4,469	121,333
Simmons First National Corp., Class A	5,764	333,736
South State Corp.	4,736	426,477
Southern First Bancshares, Inc. *	828	30,098
Southern National Bancorp of Virginia, Inc.	3,875	65,836
Southside Bancshares, Inc.	6,142	223,323
Southwest Bancorp, Inc.	5,110	140,781
State Bank Financial Corp.	4,771	136,689
Sterling Bancorp	32,230	794,469
Stock Yards Bancorp, Inc.	4,336	164,768

See notes to portfolio of investments

	SHARES	VALUE †
COMMON STOCKS (Continued)
Commercial Banks (Continued)
Sun Bancorp, Inc.	2,417	$60,062
TCF Financial Corp.	43,473	740,780
Texas Capital Bancshares, Inc. *	8,856	759,845
Tompkins Financial Corp.	2,420	208,459
TowneBank	6,582	220,497
Trico Bancshares	5,350	218,012
TriState Capital Holdings, Inc. *	5,570	127,553
Triumph Bancorp, Inc. *	2,333	75,239
Trustmark Corp.	17,352	574,698
UMB Financial Corp.	10,571	787,434
Umpqua Holdings Corp.	2,369	46,219
Union Bankshares Corp.	9,688	341,986
United Bankshares, Inc.	11,450	425,367
United Community Banks, Inc.	15,888	453,444
Univest Corp. of Pennsylvania	5,066	162,112
Valley National Bancorp	57,348	691,043
Veritex Holdings, Inc. *	2,933	79,074
Washington Trust Bancorp, Inc.	3,000	171,750
Webster Financial Corp.	8,502	446,780
WesBanco, Inc.	8,410	344,978
West Bancorp, Inc.	4,863	118,657
Westamerica Bancorp	6,329	376,829
Wintrust Financial Corp.	10,976	859,531
Xenith Bankshares, Inc. *	460	14,950
		46,129,071
Commercial Services & Supplies — 3.3%
ABM Industries, Inc.	14,023	584,899
ACCO Brands Corp. *	26,340	313,446
ARC Document Solutions, Inc. *	11,111	45,444
Brady Corp., Class A	11,602	440,296
Brink's Co. (The)	11,715	986,989
Casella Waste Systems, Inc., Class A *	18,957	356,392
Ceco Environmental Corp.	8,520	72,079
Cenveo, Inc. *@	409	1,436
Civeo Corp. *	11,885	33,872
Clean Harbors, Inc. *	12,448	705,802
Command Security Corp. *	4,300	13,093
Covanta Holding Corp. @	31,607	469,364
Deluxe Corp.	9,989	728,797
Ennis, Inc.	5,800	113,970
Essendant, Inc.	9,113	120,018
Fuel Tech, Inc. *	4,500	4,590
Healthcare Services Group, Inc.	15,886	857,367
Heritage-Crystal Clean, Inc. *	712	15,486
Herman Miller, Inc.	14,286	512,867
HNI Corp.	11,460	475,246
Hudson Technologies, Inc. *@	13,375	104,459
Innerworkings, Inc. *	13,754	154,732
Interface, Inc.	19,482	426,656
Intersections, Inc. *	3,104	10,460
Kimball International, Inc., Class B	14,278	282,276
Knoll, Inc.	12,851	257,020
LSC Communications, Inc.	4,160	68,682
Matthews International Corp., Class A	8,044	500,739
Mcgrath Rentcorp	5,300	231,875
Mobile Mini, Inc.	13,404	461,768
MSA Safety, Inc.	8,900	707,639
Multi-Color Corp.	4,321	354,106
NL Industries, Inc. *	7,891	72,203
Performant Financial Corp. *	7,231	13,160
Pitney Bowes, Inc.	4,177	58,520
Quad/Graphics, Inc.	4,591	103,803
RR Donnelley & Sons Co.	3,098	31,909
SP Plus Corp. *	5,458	215,591
Steelcase, Inc., Class A	26,730	411,642
Team, Inc. *@	6,603	88,150
Tetra Tech, Inc.	15,308	712,587
UniFirst Corp.	3,000	454,500
US Ecology, Inc.	5,445	292,941
Versar, Inc. *	2,000	288
Viad Corp.	4,500	274,050
Virco Manufacturing Corp. *	2,494	13,717
VSE Corp.	1,700	96,662
West Corp.	18,378	431,332
		13,682,920
Communications Equipment — 1.6%
Acacia Communications, Inc. *@	545	25,669
ADTRAN, Inc.	24,364	584,736
Applied Optoelectronics, Inc. *@	4,381	283,319
Black Box Corp.	7,012	22,789
CalAmp Corp. *	13,756	319,827
Calix, Inc. *	13,728	69,326
Ciena Corp. *	27,004	593,278
Clearfield, Inc. *	3,231	43,942
Communications Systems, Inc.	1,418	5,927
Comtech Telecommunications Corp.	5,725	117,534
Digi International, Inc. *	7,600	80,560
EMCORE Corp. *	4,428	36,310
Extreme Networks, Inc. *	21,668	257,632
Finisar Corp. *	25,900	574,203
Harmonic, Inc. *@	24,420	74,481
Infinera Corp. *@	22,351	198,253
InterDigital, Inc.	9,067	668,691
KVH Industries, Inc. *	5,534	66,131
Lantronix, Inc. *	1,100	2,673
Lumentum Holdings, Inc. *@	5,125	278,544
NETGEAR, Inc. *	8,512	405,171
NetScout Systems, Inc. *	12,873	416,442
Network-1 Technologies, Inc.	1,343	5,171
Oclaro, Inc. *@	7,713	66,563
Optical Cable Corp. *	374	804
PC-Tel, Inc.	4,100	25,830
Plantronics, Inc.	8,418	372,244
Relm Wireless Corp.	2,000	7,200
Sonus Networks, Inc. *	17,744	135,742
Tessco Technologies, Inc.	1,000	12,450
Ubiquiti Networks, Inc. *@	1,290	72,266
Viasat, Inc. *@	7,324	471,080
Viavi Solutions, Inc. *	33,947	321,139
		6,615,927
Computers & Peripherals — 0.3%
AstroNova, Inc.	1,572	20,357
Avid Technology, Inc. *	22,074	100,216
Concurrent Computer Corp.	1,362	8,172
CPI Card Group, Inc. @	5,100	6,018
Cray, Inc. *	9,970	193,917
Diebold Nixdorf, Inc. @	5,013	114,547
Eastman Kodak Co. *	4,877	35,846
Electronics for Imaging, Inc. *	11,783	502,899
Intevac, Inc. *	4,883	41,261
Quantum Corp. *	4,733	28,966
Super Micro Computer, Inc. *	11,510	254,371

See notes to portfolio of investments

	SHARES	VALUE †
COMMON STOCKS (Continued)
Computers & Peripherals (Continued)
Transact Technologies, Inc.	1,515	$14,771
Xplore Technologies Corp. *	3,115	10,965
		1,332,306
Construction & Engineering — 1.7%
Aegion Corp. *	10,061	234,220
Ameresco, Inc., Class A *	4,779	37,276
Argan, Inc.	8,389	564,160
Comfort Systems USA, Inc.	8,930	318,801
Dycom Industries, Inc. *@	9,800	841,624
EMCOR Group, Inc.	10,957	760,197
Goldfield Corp. (The) *	15,457	97,379
Granite Construction, Inc.	9,422	546,005
Great Lakes Dredge & Dock Corp. *	15,377	74,578
HC2 Holdings, Inc. *	1,781	9,404
IES Holdings, Inc. *	6,062	104,873
KBR, Inc.	27,114	484,798
Layne Christensen Co. *	4,110	51,580
MasTec, Inc. *	18,173	843,227
MYR Group, Inc. *	5,036	146,749
Northwest Pipe Co. *	3,331	63,356
NV5 Global, Inc. *	2,453	134,056
Orion Marine Group, Inc. *	5,671	37,202
Primoris Services Corp.	16,878	496,551
Sterling Construction Co., Inc. *	8,350	127,170
Tutor Perini Corp. *	11,189	317,768
Valmont Industries, Inc.	5,127	810,579
		7,101,553
Construction Materials — 0.1%
United States Lime & Minerals, Inc.	1,679	141,036
US Concrete, Inc. *@	3,055	233,096
		374,132
Consumer Finance — 0.8%
Asta Funding, Inc. *	306	2,310
Atlanticus Holdings Corp. *	5,476	12,704
Consumer Portfolio Services, Inc. *	7,272	33,161
Encore Capital Group, Inc. *	6,224	275,723
Enova International, Inc. *	15,125	203,431
Ezcorp, Inc., Class A *	15,362	145,939
FirstCash, Inc.	13,459	849,936
Green Dot Corp., Class A *	12,631	626,245
Nelnet, Inc., Class A	9,709	490,305
PRA Group, Inc. *@	12,540	359,271
Regional Management Corp. *	3,472	84,057
World Acceptance Corp. *	3,636	301,388
		3,384,470
Containers & Packaging — 0.3%
Greif, Inc., Class A	4,826	282,514
Greif, Inc., Class B	1,193	76,650
Myers Industries, Inc.	11,631	243,670
Silgan Holdings, Inc.	16,218	477,296
UFP Technologies, Inc. *	552	15,511
		1,095,641
Distributors — 0.1%
Core-Mark Holding Co., Inc.	11,498	369,546
Weyco Group, Inc.	690	19,582
		389,128
Diversified Consumer Services — 1.1%
Adtalem Global Education, Inc.	15,103	541,443
American Public Education, Inc. *	4,710	99,146
Ascent Capital Group, Inc., Class A *	4,020	52,421
Bridgepoint Education, Inc. *	11,558	110,957
Cambium Learning Group, Inc. *	1,370	9,083
Capella Education Co.	2,200	154,330
Career Education Corp. *	24,321	252,695
Carriage Services, Inc.	5,101	130,586
Collectors Universe, Inc.	1,790	42,906
Graham Holdings Co., Class B	523	306,007
Grand Canyon Education, Inc. *	13,010	1,181,568
Houghton Mifflin Harcourt Co. *	29,496	355,427
K12, Inc. *	9,010	160,738
Regis Corp. *	11,780	168,101
Sotheby's *@	14,093	649,828
Strayer Education, Inc.	3,342	291,656
Universal Technical Institute, Inc. *	5,900	20,473
		4,527,365
Diversified Financial Services — 0.1%
A-Mark Precious Metals, Inc.	1,856	30,643
FNFV Group *	4,237	72,664
Marlin Business Services Corp.	3,116	89,585
NewStar Financial, Inc.	13,144	154,311
On Deck Capital, Inc. *	5,376	25,106
		372,309
Diversified Telecommunication Services — 0.7%
Alaska Communications Systems Group, Inc. *	2,448	5,557
ATN International, Inc.	3,600	189,720
Cincinnati Bell, Inc. *	10,380	206,043
Cogent Communications Holdings, Inc.	11,951	584,404
Consolidated Communications Holdings, Inc.	15,524	296,198
General Communication, Inc., Class A *	14,261	581,706
Hawaiian Telcom Holdco, Inc. *	187	5,576
IDT Corp., Class B	9,094	128,044
Intelsat SA *	9,952	46,774
Lumos Networks Corp. *	8,561	153,413
Orbcomm, Inc. *	17,501	183,235
Straight Path Communications, Inc., Class B *	668	120,688
Vonage Holdings Corp. *	52,898	430,590
Windstream Holdings, Inc. @	23,864	42,239
		2,974,187
Electric Utilities — 1.1%
Allete, Inc.	13,138	1,015,436
El Paso Electric Co.	11,005	608,026
Genie Energy Ltd., Class B	4,900	32,095
Hawaiian Electric Industries, Inc.	9,798	326,959
IDACORP, Inc.	3,467	304,854
MGE Energy, Inc.	7,437	480,430
Otter Tail Corp.	8,433	365,571
PNM Resources, Inc.	21,371	861,251
Portland General Electric Co.	9,266	422,900
Spark Energy, Inc., Class A	2,000	30,000
		4,447,522
Electrical Equipment — 0.9%
Allied Motion Technologies, Inc.	5,630	142,664
Atkore International Group, Inc. *	3,417	66,666
AZZ, Inc.	8,357	406,986
Babcock & Wilcox Enterprises, Inc. *@	10,768	35,857
Encore Wire Corp.	5,600	250,740
EnerSys	12,221	845,327
Espey Manufacturing & Electronics Corp.	565	12,712
Generac Holdings, Inc. *	15,486	711,272
General Cable Corp.	5,993	112,968
LSI Industries, Inc.	7,700	50,897
Orion Energy Systems, Inc. *	3,100	3,472

See notes to portfolio of investments

	SHARES	VALUE †
COMMON STOCKS (Continued)
Electrical Equipment (Continued)
Powell Industries, Inc.	2,600	$77,974
Preformed Line Products Co.	1,250	84,125
Regal Beloit Corp.	6,159	486,561
Sunrun, Inc. *	8,165	45,316
Thermon Group Holdings, Inc. *	7,945	142,930
TPI Composites, Inc. *	564	12,600
Ultralife Corp. *	3,600	24,300
Vicor Corp. *	7,156	168,882
		3,682,249
Electronic Equipment, Instruments & Components — 3.7%
ADDvantage Technologies Group, Inc. *	2,400	3,288
Anixter International, Inc. *	16,705	1,419,925
AVX Corp.	15,085	275,000
Badger Meter, Inc.	7,209	353,241
Bel Fuse, Inc., Class B	3,168	98,842
Belden, Inc.	10,515	846,773
Benchmark Electronics, Inc. *	7,901	269,819
Coherent, Inc. *	3,533	830,856
Control4 Corp. *	5,091	149,981
CTS Corp.	9,329	224,829
Daktronics, Inc.	16,961	179,278
Data I/O Corp. *	4,458	44,402
Electro Scientific Industries, Inc. *	9,034	125,753
ePlus, Inc. *	2,400	221,880
Fabrinet *	9,194	340,730
FARO Technologies, Inc. *	4,728	180,846
Frequency Electronics, Inc. *	1,400	13,146
I.D. Systems, Inc. *	2,750	20,652
IEC Electronics Corp. *	800	3,944
II-VI, Inc. *	15,632	643,257
Insight Enterprises, Inc. *	9,272	425,770
IntriCon Corp. *	1,000	12,100
Itron, Inc. *	9,844	762,418
Kemet Corp. *	14,541	307,251
Key Tronic Corp. *	1,700	12,257
Kimball Electronics, Inc. *	5,879	127,280
Knowles Corp. *	11,920	182,018
LightPath Technologies, Inc., Class A *	4,009	10,263
Littelfuse, Inc.	5,126	1,004,081
Maxwell Technologies, Inc. *	7,005	35,936
Mesa Laboratories, Inc. @	965	144,094
Methode Electronics, Inc.	9,109	385,766
MTS Systems Corp.	3,800	203,110
NAPCO Security Technologies, Inc. *	4,850	47,045
Novanta, Inc. *	4,922	214,599
OSI Systems, Inc. *	5,346	488,464
PAR Technology Corp. *	3,000	31,320
Park Electrochemical Corp.	6,063	112,165
PC Connection, Inc.	6,200	174,778
PCM, Inc. *	5,438	76,132
Perceptron, Inc. *	1,100	8,679
Plexus Corp. *	9,156	513,468
Radisys Corp. *	11,987	16,422
Richardson Electronics Ltd.	2,700	16,119
Rogers Corp. *	3,742	498,734
Sanmina Corp. *	18,814	698,940
Scansource, Inc. *	6,290	274,558
SYNNEX Corp.	2,378	300,841
Systemax, Inc.	8,559	226,214
Tech Data Corp. *	4,480	398,048
TTM Technologies, Inc. *	20,635	317,160
Universal Display Corp.	500	64,425
VeriFone Systems, Inc. *	14,945	303,085
Vishay Intertechnology, Inc.	34,292	644,690
Vishay Precision Group, Inc. *	4,187	102,163
Wayside Technology Group, Inc.	315	4,268
		15,391,103
Energy Equipment & Services — 1.6%
Archrock, Inc.	21,713	272,498
Atwood Oceanics, Inc. *@	19,211	180,391
Basic Energy Services, Inc. *	2,523	48,694
Bristow Group, Inc. @	9,706	90,751
CARBO Ceramics, Inc. *@	4,505	38,878
Dawson Geophysical Co. *	5,627	25,490
Diamond Offshore Drilling, Inc. *@	20,830	302,035
Dril-Quip, Inc. *@	9,369	413,641
ENGlobal Corp. *	6,183	7,852
Ensco PLC @	4,073	24,316
Era Group, Inc. *	5,219	58,401
Exterran Corp. *	10,006	316,290
Forum Energy Technologies, Inc. *	20,325	323,168
Frank's International NV	12,111	93,497
Geospace Technologies Corp. *	3,691	65,774
Gulf Island Fabrication, Inc.	4,700	59,690
Helix Energy Solutions Group, Inc. *	26,950	199,161
Hornbeck Offshore Services, Inc. *@	9,178	37,079
ION Geophysical Corp. *@	2,918	27,750
Matrix Service Co. *	8,676	131,875
McDermott International, Inc. *	57,118	415,248
Mitcham Industries, Inc. *	2,601	9,078
Nabors Industries Ltd.	41,414	334,211
Natural Gas Services Group, Inc. *	3,167	89,943
Newpark Resources, Inc. *	35,623	356,230
Noble Corp. PLC *@	39,010	179,446
Oceaneering International, Inc.	19,653	516,284
Oil States International, Inc. *	8,226	208,529
Parker Drilling Co. *	20,864	22,950
Patterson-UTI Energy, Inc.	14,103	295,317
PHI, Inc. *	2,300	27,048
Pioneer Energy Services Corp. *	12,731	32,464
RigNet, Inc. *	4,177	71,844
Rowan Cos. PLC, Class A *	21,417	275,208
SEACOR Holdings, Inc. *	5,019	231,426
SEACOR Marine Holdings, Inc. *	5,046	78,919
Superior Energy Services, Inc. *	33,300	355,644
Tesco Corp. *	13,890	75,701
Tetra Technologies, Inc. *	17,573	50,259
U.S. Silica Holdings, Inc. @	8,849	274,938
Unit Corp. *	11,332	233,213
Willbros Group, Inc. *	13,358	43,013
		6,894,144
Food & Staples Retailing — 0.5%
Andersons, Inc. (The)	8,013	274,445
Chefs' Warehouse Inc. (The) *@	5,365	103,545
Ingles Markets, Inc., Class A	2,846	73,142
Natural Grocers by Vitamin Cottage, Inc. *@	2,967	16,556
PriceSmart, Inc.	7,615	679,639
Smart & Final Stores, Inc. *	5,407	42,445
SpartanNash Co.	9,360	246,823
SUPERVALU, Inc. *	9,132	198,621
United Natural Foods, Inc. *	8,554	355,761

See notes to portfolio of investments

	SHARES	VALUE †
COMMON STOCKS (Continued)
Food & Staples Retailing (Continued)
Village Super Market, Inc., Class A	1,946	$48,144
Weis Markets, Inc.	6,390	277,965
		2,317,086
Food Products — 1.9%
B&G Foods, Inc. @	25,570	814,404
Bob Evans Farms, Inc.	8,100	627,831
Cal-Maine Foods, Inc. *@	10,494	431,303
Calavo Growers, Inc. @	5,041	369,001
Coffee Holding Co., Inc. *	600	2,664
Darling Ingredients, Inc. *	37,935	664,621
Dean Foods Co.	22,086	240,296
Farmer Bros. Co. *	5,356	175,945
Fresh Del Monte Produce, Inc.	15,520	705,539
Hostess Brands, Inc. *@	1,733	23,673
Inventure Foods, Inc. *@	3,661	17,170
J&J Snack Foods Corp.	4,900	643,370
John B. Sanfilippo & Son, Inc.	2,650	178,372
Lancaster Colony Corp.	5,159	619,699
Landec Corp. *	9,074	117,508
Lifeway Foods, Inc. *	3,800	33,820
Limoneira Co.	810	18,768
Omega Protein Corp.	5,237	87,196
Rocky Mountain Chocolate Factory, Inc.	1,260	14,881
Sanderson Farms, Inc. @	6,194	1,000,455
Seneca Foods Corp., Class A *	2,138	73,761
Snyders-Lance, Inc. @	21,037	802,351
Tootsie Roll Industries, Inc. @	7,968	302,784
		7,965,412
Gas Utilities — 1.3%
Chesapeake Utilities Corp.	3,064	239,758
New Jersey Resources Corp.	21,285	897,163
Northwest Natural Gas Co.	6,553	422,013
ONE Gas, Inc.	10,534	775,724
RGC Resources, Inc.	600	17,142
South Jersey Industries, Inc.	17,084	589,910
Southwest Gas Corp.	10,640	825,877
Spire, Inc.	11,344	846,830
WGL Holdings, Inc.	12,415	1,045,343
		5,659,760
Health Care Equipment & Supplies — 3.3%
Abaxis, Inc.	9,248	412,923
Accuray, Inc. *@	6,817	27,268
Alere, Inc. *	13,837	705,549
Analogic Corp.	8,802	737,167
Angiodynamics, Inc. *	8,960	153,126
Anika Therapeutics, Inc. *	11,044	640,552
Atrion Corp.	884	594,048
Bovie Medical Corp. *	4,900	16,562
Cantel Medical Corp.	10,310	970,893
Conmed Corp.	7,150	375,160
CryoLife, Inc. *	15,417	349,966
Cutera, Inc. *	2,299	95,064
Electromed, Inc. *	2,929	21,411
EnteroMedics, Inc. *	3,850	6,815
Exactech, Inc. *	3,310	109,064
Globus Medical, Inc., Class A *@	18,325	544,619
Haemonetics Corp. *	12,126	544,094
Halyard Health, Inc. *	9,638	433,999
Heska Corp. *	682	60,077
ICU Medical, Inc. *	3,809	707,903
Inogen, Inc. *	3,628	345,023
Integer Holdings Corp. *	7,181	367,308
Integra LifeSciences Holdings Corp. *@	16,147	815,101
Invacare Corp. @	6,446	101,524
Iridex Corp. *	671	6,287
Lantheus Holdings, Inc. *	7,690	136,882
LeMaitre Vascular, Inc.	7,298	273,091
LivaNova PLC *	5,780	404,947
Masimo Corp. *	7,806	675,687
Meridian Bioscience, Inc.	16,609	237,509
Merit Medical Systems, Inc. *	11,860	502,271
Misonix, Inc. *	2,200	22,000
Natus Medical, Inc. *	8,702	326,325
Neogen Corp. *	6,387	494,737
NuVasive, Inc. *	9,715	538,794
Nuvectra Corp. *	5,996	79,507
OraSure Technologies, Inc. *	18,774	422,415
Orthofix International NV *	3,915	184,984
Quidel Corp. *	7,203	315,924
RTI Surgical, Inc. *	15,534	70,680
SeaSpine Holdings Corp. *	2,964	33,256
SurModics, Inc. *	4,940	153,140
Utah Medical Products, Inc.	831	61,120
		14,074,772
Health Care Providers & Services — 2.8%
Aceto Corp.	11,515	129,313
Addus HomeCare Corp. *	6,774	239,122
Almost Family, Inc. *	8,098	434,863
Amedisys, Inc. *	24,240	1,356,470
AMN Healthcare Services, Inc. *	12,615	576,505
BioScrip, Inc. *@	9,341	25,688
BioTelemetry, Inc. *	14,579	481,107
Brookdale Senior Living, Inc. *	5,231	55,449
Capital Senior Living Corp. *@	12,392	155,520
Chemed Corp.	5,381	1,087,231
Civitas Solutions, Inc. *	1,907	35,184
Community Health Systems, Inc. *@	5,188	39,844
Corvel Corp. *	5,100	277,440
Cross Country Healthcare, Inc. *	8,267	117,639
CynergisTek, Inc. *@	2,905	10,603
Digirad Corp.	2,100	7,245
Diplomat Pharmacy, Inc. *	6,252	129,479
Ensign Group, Inc. (The)	12,996	293,580
Five Star Senior Living, Inc. *	6,297	9,760
HealthEquity, Inc. *@	7,664	387,645
HealthSouth Corp.	1,098	50,892
Kindred Healthcare, Inc.	20,494	139,359
Landauer, Inc.	2,930	197,189
LHC Group, Inc. *	3,800	269,496
LifePoint Health, Inc. *	11,178	647,206
Magellan Health, Inc. *	7,580	654,154
Medcath Corp. *§~	3,122	—
Molina Healthcare, Inc. *@	8,180	562,457
National Healthcare Corp.	3,000	187,710
National Research Corp., Class A	4,425	166,823
National Research Corp., Class B	737	39,850
Owens & Minor, Inc.	18,476	539,499
PharMerica Corp. *	7,236	212,015
Providence Service Corp. (The) *	4,498	243,252
Psychemedics Corp.	1,935	35,662
Quorum Health Corp. *	9,546	49,448
RadNet, Inc. *	14,650	169,207
Select Medical Holdings Corp. *	33,903	650,938
Tenet Healthcare Corp. *@	16,691	274,233
Tivity Health, Inc. *	9,735	397,188
Triple-S Management Corp., Class B *	5,369	127,138

See notes to portfolio of investments

	SHARES	VALUE †
COMMON STOCKS (Continued)
Health Care Providers & Services (Continued)
U.S. Physical Therapy, Inc.	2,650	$162,843
		11,626,246
Health Care Technology — 0.6%
Allscripts Healthcare Solutions, Inc. *	96,651	1,375,344
Computer Programs & Systems, Inc. @	2,670	78,899
Evolent Health, Inc., Class A *@	918	16,340
HealthStream, Inc. *	6,062	141,669
HMS Holdings Corp. *	20,254	402,244
Micron Solutions, Inc. *	200	760
Omnicell, Inc. *	8,824	450,465
Quality Systems, Inc. *	14,776	232,427
Simulations Plus, Inc.	2,102	32,581
		2,730,729
Hotels, Restaurants & Leisure — 3.5%
BBX Capital Corp.	2,088	15,389
Belmond Ltd., Class A *	24,303	331,736
Biglari Holdings, Inc. *	37	12,332
BJ's Restaurants, Inc. *	7,002	213,211
Bloomin' Brands, Inc.	29,474	518,742
Bojangles', Inc. *	1,155	15,593
Bravo Brio Restaurant Group, Inc. *	4,343	9,880
Brinker International, Inc. @	14,448	460,313
Buffalo Wild Wings, Inc. *	4,994	527,866
Carrols Restaurant Group, Inc. *	12,779	139,291
Cheesecake Factory, Inc. (The) @	14,048	591,702
Choice Hotels International, Inc.	13,792	881,309
Churchill Downs, Inc.	1,540	317,548
Chuy's Holdings, Inc. *	5,251	110,534
Cracker Barrel Old Country Store, Inc. @	3,034	460,015
Dave & Buster's Entertainment, Inc. *	8,459	443,928
Del Frisco's Restaurant Group, Inc. *	5,669	82,484
Del Taco Restaurants, Inc. *	6,457	99,050
Denny's Corp. *	20,830	259,334
DineEquity, Inc. @	5,483	235,659
Diversified Restaurant Holdings, Inc. *	2,700	5,616
Dover Motorsports, Inc.	4,000	8,200
Drive Shack, Inc.	6,497	23,454
El Pollo Loco Holdings, Inc. *	4,284	52,051
Eldorado Resorts, Inc. *@	4,889	125,403
Famous Dave's of America, Inc. *@	2,145	8,687
Fiesta Restaurant Group, Inc. *@	8,023	152,437
Habit Restaurants, Inc. (The), Class A *@	2,386	31,137
ILG, Inc.	23,589	630,534
International Speedway Corp., Class A	601	21,636
Jack in the Box, Inc.	8,843	901,279
Jamba, Inc. *@	2,977	25,721
Kona Grill, Inc. *	3,389	12,878
La Quinta Holdings, Inc. *	25,321	443,117
Lindblad Expeditions Holdings, Inc. *	8,076	86,413
Luby's, Inc. *	7,260	19,239
Marcus Corp. (The)	4,500	124,650
Marriott Vacations Worldwide Corp.	8,070	1,004,957
Monarch Casino & Resort, Inc. *	1,490	58,900
Nathan's Famous, Inc. *	1,882	139,174
Papa John's International, Inc. @	12,036	879,471
Papa Murphy's Holdings, Inc. *@	672	3,998
Penn National Gaming, Inc. *	8,352	195,353
Pinnacle Entertainment, Inc. *	8,372	178,407
Planet Fitness, Inc. Class A	10,767	290,494
Potbelly Corp. *@	6,131	76,024
RCI Hospitality Holdings, Inc.	2,209	54,673
Red Lion Hotels Corp. *	4,500	38,925
Red Robin Gourmet Burgers, Inc. *	4,318	289,306
Ruby Tuesday, Inc. *	40,147	85,915
Ruth's Hospitality Group, Inc.	10,142	212,475
SeaWorld Entertainment, Inc. @	14,983	194,629
Shake Shack, Inc., Class A *@	2,567	85,301
Sonic Corp. @	13,946	354,926
Speedway Motorsports, Inc.	10,200	217,260
Texas Roadhouse, Inc.	19,524	959,409
Town Sports International Holdings, Inc. *	8,000	56,000
Wendy's Co. (The)	59,620	925,899
Wingstop, Inc.	364	12,103
		14,711,967
Household Durables — 1.8%
AV Homes, Inc. *	2,736	46,922
Bassett Furniture Industries, Inc.	2,600	98,020
Beazer Homes USA, Inc. *	1,643	30,790
CalAtlantic Group, Inc.	2,560	93,773
Cavco Industries, Inc. *	2,107	310,888
Century Communities, Inc. *	3,352	82,794
CSS Industries, Inc.	2,100	60,522
Dixie Group, Inc. (The) *	1,200	4,800
Ethan Allen Interiors, Inc.	6,796	220,190
Flexsteel Industries, Inc.	1,493	75,695
Green Brick Partners, Inc. *	4,024	39,838
Helen of Troy Ltd. *	7,429	719,870
Hooker Furniture Corp.	2,500	119,375
Installed Building Products, Inc. *	6,010	389,448
iRobot Corp. *@	6,627	510,677
KB Home	22,962	553,843
La-Z-Boy, Inc.	12,996	349,592
Libbey, Inc.	5,984	55,412
Lifetime Brands, Inc.	3,200	58,560
M.D.C. Holdings, Inc.	12,413	412,236
M/I Homes, Inc. *	5,641	150,784
Meritage Homes Corp. *	10,314	457,942
NACCO Industries, Inc., Class A	1,000	85,800
New Home Co., Inc. (The) *	2,374	26,494
Orleans Homebuilders, Inc. *@§~	4,953	—
Pico Holdings, Inc. *	5,843	97,578
Skyline Corp. *	2,906	35,134
Taylor Morrison Home Corp., Class A *	7,918	174,592
Tempur Sealy International, Inc. *	4,327	279,178
TopBuild Corp. *	4,366	284,532
TRI Pointe Group, Inc. *	35,203	486,153
Tupperware Brands Corp.	11,712	724,036
Universal Electronics, Inc. *	3,832	242,949
William Lyon Homes, Class A *	5,111	117,502
ZAGG, Inc. *	6,699	105,509
		7,501,428
Household Products — 0.4%
Central Garden & Pet Co. *	3,317	128,832
Central Garden & Pet Co., Class A *	7,899	293,764
Energizer Holdings, Inc.	11,460	527,733
HRG Group, Inc. *	23,417	365,539
Orchids Paper Products Co. @	2,619	36,876
WD-40 Co.	4,702	526,154
		1,878,898
Independent Power Producers & Energy Traders — 0.3%
Dynegy, Inc. *	18,757	183,631
NRG Yield, Inc., Class A	6,260	118,752

See notes to portfolio of investments

	SHARES	VALUE †
COMMON STOCKS (Continued)
Independent Power Producers & Energy Traders (Continued)
NRG Yield, Inc., Class C @	11,658	$225,000
Ormat Technologies, Inc.	8,194	500,244
Pattern Energy Group, Inc.	15,022	362,030
		1,389,657
Industrial Conglomerates — 0.1%
Raven Industries, Inc.	9,755	316,062
Insurance — 3.7%
Ambac Financial Group, Inc. *	10,842	187,133
American Equity Investment Life Holding Co.	24,199	703,707
American National Insurance Co.	1,527	180,308
AMERISAFE, Inc.	8,322	484,340
AmTrust Financial Services, Inc. @	10,273	138,275
Argo Group International Holdings Ltd.	9,260	569,490
Aspen Insurance Holdings Ltd.	18,484	746,754
Atlas Financial Holdings, Inc. *	393	7,428
Baldwin & Lyons, Inc., Class B	1,818	40,996
Citizens, Inc. *@	11,958	87,891
CNO Financial Group, Inc.	45,733	1,067,408
Crawford & Co., Class A	10,528	100,858
Crawford & Co., Class B	4,945	59,142
Donegal Group, Inc., Class A	5,984	96,522
eHealth, Inc. *	7,651	182,782
EMC Insurance Group, Inc.	5,700	160,455
Employers Holdings, Inc.	8,660	393,597
Enstar Group Ltd. *	1,735	385,777
FBL Financial Group, Inc., Class A	6,600	491,700
Federated National Holding Co.	4,368	68,185
Fidelity & Guaranty Life	263	8,166
First Acceptance Corp. *	15,539	16,627
First American Financial Corp.	1,690	84,449
Genworth Financial, Inc., Class A *	14,918	57,434
Global Indemnity Ltd. *	3,524	149,418
Greenlight Capital Re Ltd., Class A *	7,410	160,427
Hallmark Financial Services, Inc. *	5,700	66,177
Hanover Insurance Group, Inc. (The)	2,334	226,235
HCI Group, Inc.	4,424	169,218
Health Insurance Innovations, Inc., Class A *	1,669	24,201
Heritage Insurance Holdings, Inc. @	3,869	51,110
Horace Mann Educators Corp.	12,678	498,879
Independence Holding Co.	3,520	88,880
Infinity Property & Casualty Corp.	3,270	308,034
Investors Title Co.	292	52,288
Kemper Corp.	15,116	801,148
Kingstone Cos, Inc.	2,027	33,040
Maiden Holdings Ltd.	18,753	149,086
MBIA, Inc. *	35,223	306,440
Mercury General Corp.	12,090	685,382
National General Holdings Corp.	17,357	331,692
Navigators Group, Inc. (The)	7,200	420,120
Primerica, Inc.	12,628	1,029,813
ProAssurance Corp.	11,624	635,252
RLI Corp.	13,400	768,624
Safety Insurance Group, Inc.	3,996	304,895
Selective Insurance Group, Inc.	13,673	736,291
State Auto Financial Corp.	9,900	259,677
State National Cos., Inc.	7,225	151,653
Stewart Information Services Corp.	5,055	190,877
Unico American Corp. *	1,700	17,000
United Fire Group, Inc.	6,100	279,502
United Insurance Holdings Corp.	9,819	160,050
Universal Insurance Holdings, Inc.	12,620	290,260
WMIH Corp. *@	2,492	2,367
		15,667,460
Internet & Catalog Retail — 0.5%
1-800-Flowers.com, Inc., Class A *	13,623	134,187
CafePress, Inc. *	2,322	4,203
FTD Cos., Inc. *	7,083	92,362
Gaia, Inc. *	1,407	16,884
HSN, Inc.	13,151	513,546
Liberty Expedia Holdings, Inc., Class A *	528	28,042
Liberty TripAdvisor Holdings, Inc., Class A *	11,266	139,135
NutriSystem, Inc.	7,768	434,231
Overstock.com, Inc. *	5,460	162,162
PetMed Express, Inc.	6,065	201,055
Shutterfly, Inc. *	10,368	502,641
US Auto Parts Network, Inc. *	8,193	23,678
		2,252,126
Internet Software & Services — 1.1%
Actua Corp. *	15,134	231,550
Angie's List, Inc. *@	9,408	117,224
Bankrate, Inc. *	13,455	187,697
Bazaarvoice, Inc. *	14,998	74,240
Blucora, Inc. *	10,400	263,120
Carbonite, Inc. *	7,780	171,160
Cimpress NV *	6,915	675,319
CommerceHub, Inc., Series A *	998	22,525
comScore, Inc. *@	511	14,691
DHI Group, Inc. *	14,602	37,965
Envestnet, Inc. *	1,760	89,760
GTT Communications, Inc. *	7,000	221,550
Internap Corp. *@	14,992	65,215
Inuvo, Inc. *	3,400	3,383
j2 Global, Inc.	3,053	225,556
Leaf Group Ltd. *	803	5,541
Limelight Networks, Inc. *	35,094	139,323
Liquidity Services, Inc. *	6,609	38,993
Meet Group, Inc. (The) *@	26,238	95,506
NIC, Inc.	16,603	284,742
Numerex Corp., Class A *	2,359	8,964
QuinStreet, Inc. *	9,301	68,362
Qumu Corp. *	3,400	10,234
Reis, Inc.	2,969	53,442
Shutterstock, Inc. *	8,258	274,909
Stamps.com, Inc. *	2,485	503,585
TechTarget, Inc. *	3,038	36,274
Travelzoo, Inc. *	2,482	21,345
Web.com Group, Inc. *	14,150	353,750
XO Group, Inc. *	6,998	137,651
Yelp, Inc. *	812	35,160
YuMe, Inc.	2,573	11,913
		4,480,649
IT Services — 1.9%
Acxiom Corp. *	28,195	694,725
Blackhawk Network Holdings, Inc. *	14,227	623,142
CACI International, Inc., Class A *	6,111	851,568
Cardtronics PLC, Class A *	12,536	288,453
Cass Information Systems, Inc.	2,759	175,031
Computer Task Group, Inc.	4,027	21,585
Convergys Corp.	23,323	603,832
CoreLogic, Inc. *	8,919	412,236
CSG Systems International, Inc.	9,625	385,962
Edgewater Technology, Inc. *	2,300	14,996
Everi Holdings, Inc. *	18,949	143,823
ExlService Holdings, Inc. *	9,262	540,160

See notes to portfolio of investments

	SHARES	VALUE †
COMMON STOCKS (Continued)
IT Services (Continued)
Forrester Research, Inc.	4,906	$205,316
Hackett Group, Inc. (The)	7,235	109,900
Innodata, Inc. *	5,684	8,526
Mantech International Corp., Class A	5,860	258,719
ModusLink Global Solutions, Inc. *	6,850	12,878
MoneyGram International, Inc. *	9,824	158,265
Perficient, Inc. *	9,692	190,642
PFSweb, Inc. *	6,940	57,949
Planet Payment, Inc. *	10,115	43,393
PRGX Global, Inc. *	4,649	32,543
Science Applications International Corp.	11,148	745,244
ServiceSource International, Inc. *	6,250	21,625
StarTek, Inc. *	4,049	47,576
SYKES Enterprises, Inc. *	11,744	342,455
TeleTech Holdings, Inc.	11,596	484,133
Travelport Worldwide Ltd.	21,337	334,991
Virtusa Corp. *	8,976	339,113
		8,148,781
Leisure Equipment & Products — 0.4%
American Outdoor Brands Corp. *	11,555	176,214
Callaway Golf Co.	21,022	303,347
Clarus Corp. *	1,900	14,250
Escalade, Inc.	1,950	26,520
Jakks Pacific, Inc. *@	5,129	15,387
Johnson Outdoors, Inc., Class A	1,000	73,280
Malibu Boats, Inc., Class A *	3,460	109,474
Marine Products Corp.	4,652	74,665
Nautilus, Inc. *	12,721	214,985
Sturm Ruger & Co., Inc. @	5,480	283,316
Vista Outdoor, Inc. *@	12,035	276,083
		1,567,521
Life Sciences Tools & Services — 0.4%
Bruker Corp.	2,983	88,744
Cambrex Corp. *	7,454	409,970
Charles River Laboratories International, Inc. *	1,508	162,894
Enzo Biochem, Inc. *	17,038	178,388
Harvard Bioscience, Inc. *	10,123	37,961
Luminex Corp.	10,896	221,516
NeoGenomics, Inc. *	4,184	46,568
Parexel International Corp. *	6,090	536,407
		1,682,448
Machinery — 5.6%
Actuant Corp., Class A	17,446	446,618
Alamo Group, Inc.	6,330	679,652
Albany International Corp., Class A	20,149	1,156,553
Altra Industrial Motion Corp.	13,354	642,327
American Railcar Industries, Inc.	5,900	227,740
Astec Industries, Inc.	12,543	702,533
Barnes Group, Inc.	20,351	1,433,524
Blue Bird Corp. *	895	18,437
Briggs & Stratton Corp.	11,874	279,039
Chart Industries, Inc. *	6,711	263,273
CIRCOR International, Inc.	4,348	236,662
Columbus McKinnon Corp.	5,051	191,281
Commercial Vehicle Group, Inc. *	10,768	79,145
DMC Global, Inc.	3,484	58,880
Douglas Dynamics, Inc.	6,768	266,659
Eastern Co. (The)	1,272	36,506
EnPro Industries, Inc.	6,545	527,069
ESCO Technologies, Inc.	5,761	345,372
Federal Signal Corp.	16,169	344,076
Franklin Electric Co., Inc.	13,269	595,115
FreightCar America, Inc.	1,800	35,208
Global Brass & Copper Holdings, Inc.	6,925	234,065
Gorman-Rupp Co. (The)	6,055	197,211
Graham Corp.	2,904	60,490
Greenbrier Cos., Inc. (The) @	6,690	322,124
Hardinge, Inc.	1,500	22,905
Harsco Corp. *	19,401	405,481
Hillenbrand, Inc.	18,458	717,093
Hurco Cos., Inc.	1,000	41,600
Hyster-Yale Materials Handling, Inc.	2,000	152,880
ITT, Inc.	4,948	219,048
John Bean Technologies Corp.	8,769	886,546
Kadant, Inc.	3,400	335,070
Kennametal, Inc.	14,622	589,851
Key Technology, Inc. *	1,100	20,779
LB Foster Co., Class A	3,471	78,965
Lindsay Corp.	2,399	220,468
Lydall, Inc. *	3,767	215,849
Manitex International, Inc. *	1,300	11,674
Manitowoc Co., Inc. (The) *	32,658	293,922
Meritor, Inc. *	24,635	640,756
Miller Industries, Inc.	2,958	82,676
Mueller Industries, Inc.	17,150	599,393
Mueller Water Products, Inc., Class A	41,506	531,277
Navistar International Corp. *	6,372	280,814
NN, Inc.	7,482	216,978
Omega Flex, Inc.	874	62,788
Park-Ohio Holdings Corp.	3,551	161,926
Perma-Pipe International Holdings, Inc. *	1,900	16,055
Proto Labs, Inc. *	5,527	443,818
RBC Bearings, Inc. *	5,604	701,341
Rexnord Corp. *	24,475	621,910
Spartan Motors, Inc.	10,808	119,428
SPX Corp. *	6,967	204,412
SPX FLOW, Inc. *	6,533	251,912
Standex International Corp.	3,825	406,215
Sun Hydraulics Corp.	6,200	334,800
Tennant Co.	4,939	326,962
Terex Corp.	11,454	515,659
Timken Co. (The)	15,920	772,916
Titan International, Inc.	17,688	179,533
Trimas Corp. *	12,810	345,870
Twin Disc, Inc. *	4,162	77,455
Wabash National Corp. @	20,517	468,198
Watts Water Technologies, Inc., Class A	7,800	539,760
Welbilt, Inc. *	32,658	752,767
Woodward, Inc.	1,354	105,084
Xerium Technologies, Inc. *	2,113	10,100
		23,362,493
Marine — 0.1%
Kirby Corp. *	4,949	326,386
Matson, Inc.	10,731	302,400
		628,786
Media — 1.4%
AH Belo Corp., Class A	3,878	17,839
AMC Entertainment Holdings, Inc., Class A @	6,707	98,593
Ballantyne Strong, Inc. *	3,464	21,130
Beasley Broadcast Group, Inc., Class A	1,657	19,387
See notes to portfolio of investments

	SHARES	VALUE †
COMMON STOCKS (Continued)
Media (Continued)
Central European Media Enterprises Ltd., Class A *@	4,512	$18,274
Clear Channel Outdoor Holdings, Inc., Class A	3,398	15,801
Entercom Communications Corp., Class A	4,435	50,781
Entravision Communications Corp., Class A	18,319	104,418
EW Scripps Co. (The), Class A *	22,625	432,364
Gannett Co., Inc.	19,363	174,267
Global Eagle Entertainment, Inc. *@	2,123	7,261
Gray Television, Inc. *	15,960	250,572
Harte-Hanks, Inc. *	17,183	18,386
IMAX Corp. *	1,417	32,095
John Wiley & Sons, Inc., Class A	10,578	565,923
McClatchy Co. (The), Class A *@	73	539
Meredith Corp. @	9,652	535,686
MSG Networks, Inc., Class A *	12,409	263,071
National CineMedia, Inc.	15,891	110,919
New Media Investment Group, Inc.	5,037	74,497
New York Times Co. (The), Class A	39,959	783,196
Nexstar Media Group, Inc. @	11,553	719,752
Reading International, Inc., Class A *	4,951	77,830
Regal Entertainment Group, Class A @	21,594	345,504
Saga Communications, Inc., Class A	1,116	50,889
Salem Media Group, Inc., Class A	1,041	6,871
Scholastic Corp.	7,171	266,761
Sinclair Broadcast Group, Inc., Class A	17,023	545,587
Time, Inc.	21,924	295,974
tronc, Inc. *	2,800	40,684
Urban One, Inc. *	6,700	11,055
World Wrestling Entertainment, Inc., Class A	625	14,719
		5,970,625
Metals & Mining — 1.3%
AK Steel Holding Corp. *@	20,706	115,747
Allegheny Technologies, Inc. @	527	12,595
Ampco-Pittsburgh Corp.	4,924	85,678
Carpenter Technology Corp.	9,739	467,764
Century Aluminum Co. *	20,953	347,401
Cleveland-Cliffs, Inc. *	19,242	137,580
Coeur Mining, Inc. *	18,978	174,408
Commercial Metals Co.	31,042	590,729
Compass Minerals International, Inc. @	7,742	502,456
Ferroglobe PLC	24,025	316,169
Ferroglobe Representation & Warranty Insurance Trust §~	24,025	—
Friedman Industries, Inc.	700	4,305
Gold Resource Corp.	16,351	61,316
Haynes International, Inc.	2,996	107,586
Hecla Mining Co.	87,123	437,357
Kaiser Aluminum Corp.	4,533	467,534
Materion Corp.	5,300	228,695
McEwen Mining, Inc. @*	21,736	42,385
Olympic Steel, Inc.	1,900	41,800
Real Industry, Inc. *	1,320	2,376
Ryerson Holding Corp. *	6,828	74,084
Schnitzer Steel Industries, Inc., Class A	8,719	245,440
SunCoke Energy, Inc. *	16,171	147,803
TimkenSteel Corp. *@	9,754	160,941
Universal Stainless & Alloy Products, Inc. *	1,400	29,190
Worthington Industries, Inc.	17,054	784,484
		5,585,823
Multi-Utilities — 0.7%
Avista Corp.	25,390	1,314,440
Black Hills Corp. @	10,799	743,727
NorthWestern Corp.	11,897	677,415
Unitil Corp.	4,584	226,725
		2,962,307
Multiline Retail — 0.3%
Big Lots, Inc.	14,777	791,604
Dillard's, Inc., Class A @	1,249	70,031
Fred's, Inc., Class A @	9,237	59,486
J.C. Penney Co., Inc. *@	37,504	142,890
Ollie's Bargain Outlet Holdings, Inc. *	4,252	197,293
Tuesday Morning Corp. *@	9,803	31,370
		1,292,674
Oil, Gas & Consumable Fuels — 2.0%
Adams Resources & Energy, Inc.	900	37,350
Approach Resources, Inc. *	1,249	3,135
Arch Coal, Inc., Class A	3,079	220,887
Ardmore Shipping Corp.	1,612	13,299
Barnwell Industries, Inc. *	2,159	3,886
Bill Barrett Corp. *	15,507	66,525
Bonanza Creek Energy, Inc. *	907	29,922
California Resources Corp. *@	1,945	20,345
Callon Petroleum Co. *@	13,793	155,033
Clean Energy Fuels Corp. *	20,293	50,327
Cloud Peak Energy, Inc. *	19,833	72,589
CONSOL Energy, Inc. *	19,013	322,080
Contango Oil & Gas Co. *	10,756	54,103
CVR Energy, Inc. @	334	8,651
Delek US Holdings, Inc.	23,251	621,499
DHT Holdings, Inc.	19,547	77,797
Dorian LPG Ltd. *	4,178	28,494
Earthstone Energy, Inc. Class A *@	3,602	39,586
Eclipse Resources Corp. *	4,008	10,020
EnLink Midstream LLC	16,109	277,880
EP Energy Corp., Class A *@	9,937	32,395
Evolution Petroleum Corp.	5,967	42,962
GasLog Ltd.	18,166	316,997
Goodrich Petroleum Corp. *	401	3,894
Green Plains, Inc.	9,194	185,259
Gulfport Energy Corp. *	4,889	70,108
International Seaways, Inc. *	3,211	63,257
Jones Energy, Inc., Class A *@	1,167	2,241
Kosmos Energy Ltd. *@	62,023	493,703
Laredo Petroleum, Inc. *@	29,099	376,250
Matador Resources Co. *@	9,966	270,577
Oasis Petroleum, Inc. *	33,182	302,620
Overseas Shipholding Group, Inc., Class A *	4,404	11,583
Pacific Ethanol, Inc. *	9,037	50,155
Panhandle Oil & Gas, Inc., Class A	3,073	73,137
Par Pacific Holdings, Inc. *	4,135	86,008
PBF Energy, Inc., Class A @	23,970	661,812
PDC Energy, Inc. *	9,518	466,668
Peabody Energy Corp. *	15,042	436,368
Penn Virginia Corp. *	1,434	57,331
Renewable Energy Group, Inc. *@	11,376	138,218
Resolute Energy Corp. *@	2,115	62,794
Rex American Resources Corp. *	1,575	147,782
Ring Energy, Inc. *	10,996	159,332
Sanchez Energy Corp. *	9,678	46,648
SandRidge Energy, Inc. *	1,189	23,887
Scorpio Tankers, Inc.	42,198	144,739
SemGroup Corp., Class A	11,286	324,473
Ship Finance International Ltd. @	20,026	290,377
SM Energy Co. @	9,500	168,530
SRC Energy, Inc. *@	47,630	460,582

See notes to portfolio of investments

	SHARES	VALUE †
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (Continued)
Stone Energy Corp. *	2,596	$75,440
Teekay Corp. @	5,035	44,963
Ultra Petroleum Corp. *@	6,644	57,603
W&T Offshore, Inc. *	12,454	37,985
Westmoreland Coal Co. *	7,669	19,556
Westwater Resources, Inc. *@	4,488	6,463
World Fuel Services Corp.	4,197	142,320
		8,468,425
Paper & Forest Products — 1.0%
Boise Cascade Co. *	9,706	338,739
Clearwater Paper Corp. *	5,623	276,933
Deltic Timber Corp.	2,800	247,604
Domtar Corp.	13,884	602,427
KapStone Paper & Packaging Corp.	25,673	551,713
Louisiana-Pacific Corp. *	38,019	1,029,554
Mercer International, Inc.	13,909	164,822
Neenah Paper, Inc.	3,300	282,315
P. H. Glatfelter Co.	11,389	221,516
Resolute Forest Products, Inc. *	8,572	43,289
Schweitzer-Mauduit International, Inc.	8,407	348,554
Verso Corp. Class A *	2,188	11,137
		4,118,603
Personal Products — 0.6%
Avon Products, Inc. *	153,086	356,690
CCA Industries, Inc. *	556	1,863
Inter Parfums, Inc.	10,446	430,897
Medifast, Inc.	5,232	310,624
Natural Alternatives International, Inc. *	1,000	10,650
Natural Health Trends Corp. @	1,100	26,290
Natures Sunshine Products, Inc.	1,700	17,255
Nu Skin Enterprises, Inc., Class A	8,645	531,495
Revlon, Inc., Class A *@	11,462	281,392
United-Guardian, Inc.	600	11,280
USANA Health Sciences, Inc. *	6,574	379,320
		2,357,756
Pharmaceuticals — 0.9%
Akorn, Inc. *	7,475	248,095
Amphastar Pharmaceuticals, Inc. *	17,952	320,802
ANI Pharmaceuticals, Inc. *	2,585	135,687
Aratana Therapeutics, Inc. *@	8,184	50,168
Catalent, Inc. *	5,805	231,735
Cempra, Inc. *	9,937	32,295
Cumberland Pharmaceuticals, Inc. *	5,912	41,739
Depomed, Inc. *	11,562	66,944
Endo International PLC *	1,987	17,019
Horizon Pharma PLC *	7,317	92,779
Impax Laboratories, Inc. *	18,471	374,961
Innoviva, Inc. *	8,606	121,517
Intra-Cellular Therapies, Inc. *@	3,760	59,333
Juniper Pharmaceuticals, Inc. *	1,500	6,825
Lannett Co., Inc. *@	7,529	138,910
Lipocine, Inc. *	4,394	17,444
Marinus Pharmaceuticals, Inc. *	5,247	30,800
Phibro Animal Health Corp., Class A	3,593	133,121
Prestige Brands Holdings, Inc. *	15,321	767,429
Sciclone Pharmaceuticals, Inc. *	17,503	196,034
Sucampo Pharmaceuticals, Inc., Class A *@	11,978	141,340
Supernus Pharmaceuticals, Inc. *	12,411	496,440
Tetraphase Pharmaceuticals, Inc. *	7,102	48,578
Titan Pharmaceuticals, Inc. *@	2,051	3,589
Zogenix, Inc. *@	4,280	150,014
		3,923,598
Professional Services — 1.6%
Acacia Research Corp. *	7,978	36,300
Advisory Board Co. (The) *	13,663	732,678
Barrett Business Services, Inc.	2,983	168,629
CBIZ, Inc. *	15,700	255,125
CRA International, Inc.	2,200	90,310
Exponent, Inc.	6,651	491,509
Franklin Covey Co. *	5,596	113,599
FTI Consulting, Inc. *	10,148	360,051
GP Strategies Corp. *	5,007	154,466
Heidrick & Struggles International, Inc.	4,281	90,543
Hill International, Inc. *	17,534	83,287
Hudson Global, Inc. *	2,471	3,608
Huron Consulting Group, Inc. *	3,045	104,443
ICF International, Inc. *	4,955	267,322
Insperity, Inc.	5,700	501,600
Kelly Services, Inc., Class A	7,420	186,168
Kforce, Inc.	11,164	225,513
Korn/Ferry International	13,550	534,276
Mastech Digital, Inc. *	1,061	13,560
Mistras Group, Inc. *	6,408	131,364
Navigant Consulting, Inc. *	11,322	191,568
On Assignment, Inc. *	15,403	826,833
Pendrell Corp. *	2,266	15,477
RCM Technologies, Inc. *	2,995	17,131
Resources Connection, Inc.	11,493	159,753
RPX Corp. *	14,391	191,112
TriNet Group, Inc. *	13,099	440,388
TrueBlue, Inc. *	10,021	224,971
Volt Information Sciences, Inc. *	2,024	6,376
Willdan Group, Inc. *	3,462	112,377
		6,730,337
Real Estate Management & Development — 0.7%
Alexander & Baldwin, Inc.	18,031	835,376
Altisource Asset Management Corp. *@	452	36,250
Altisource Portfolio Solutions SA *@	5,434	140,578
Consolidated-Tomoka Land Co.	1,549	93,048
Forestar Group, Inc. *§	10,487	180,376
Griffin Industrial Realty, Inc.	420	15,267
HFF, Inc., Class A	9,968	394,334
Kennedy-Wilson Holdings, Inc. @	22,178	411,402
Marcus & Millichap, Inc. *	7,383	199,267
Maui Land & Pineapple Co., Inc. *	1,568	21,874
RE/MAX Holdings, Inc., Class A	3,519	223,632
RMR Group, Inc. (The), Class A	1,159	59,515
St. Joe Co. (The) *	2,649	49,934
Stratus Properties, Inc.	313	9,484
Tejon Ranch Co. *	6,256	132,002
		2,802,339
Road & Rail — 1.5%
AMERCO	90	33,741
ArcBest Corp.	6,195	207,223
Avis Budget Group, Inc. *@	25,970	988,418
Celadon Group, Inc. @	5,488	37,044
Covenant Transportation Group, Inc., Class A *	3,731	108,124
Heartland Express, Inc.	22,347	560,463
Knight-Swift Transportation Holdings, Inc. *@	34,598	1,437,547
Landstar System, Inc.	8,340	831,081

See notes to portfolio of investments

	SHARES	VALUE †
COMMON STOCKS (Continued)
Road & Rail (Continued)
Marten Transport Ltd.	14,945	$307,120
P.A.M. Transportation Services, Inc. *	1,523	36,445
Roadrunner Transportation Systems, Inc. *	8,254	78,661
Saia, Inc. *	7,375	462,044
Universal Truckload Services, Inc.	3,300	67,485
USA Truck, Inc. *	3,005	42,220
Werner Enterprises, Inc.	21,804	796,936
YRC Worldwide, Inc. *	13,468	185,858
		6,180,410
Semiconductors & Semiconductor Equipment — 3.8%
Advanced Energy Industries, Inc. *	25,168	2,032,568
Alpha & Omega Semiconductor Ltd. *	6,435	106,113
Ambarella, Inc. *@	1,829	89,639
Amkor Technology, Inc. *	87,617	924,359
Amtech Systems, Inc. *	8,181	98,008
Axcelis Technologies, Inc. *	13,370	365,669
AXT, Inc. *	15,095	138,119
Brooks Automation, Inc.	16,972	515,270
Cabot Microelectronics Corp.	5,995	479,180
Ceva, Inc. *	4,958	212,202
Cirrus Logic, Inc. *	3,887	207,255
Cohu, Inc.	6,032	143,803
Cree, Inc. *	11,395	321,225
Cyberoptics Corp. *@	2,579	41,909
Diodes, Inc. *	11,325	338,957
DSP Group, Inc. *	2,800	36,400
Entegris, Inc. *	35,542	1,025,387
FormFactor, Inc. *	16,807	283,198
GSI Technology, Inc. *	8,514	61,897
Integrated Device Technology, Inc. *	33,680	895,214
inTEST Corp. *	3,353	27,830
IXYS Corp. *	8,202	194,387
Kopin Corp. *	28,174	117,486
Kulicke & Soffa Industries, Inc. *	18,438	397,708
Lattice Semiconductor Corp. *	28,018	145,974
MACOM Technology Solutions Holdings, Inc. *@	447	19,941
Magnachip Semiconductor Corp. *@	4,588	52,074
MaxLinear, Inc. *	9,792	232,560
MKS Instruments, Inc.	13,123	1,239,467
Monolithic Power Systems, Inc.	895	95,362
Nanometrics, Inc. *	8,652	249,178
NeoPhotonics Corp. *@	17,049	94,792
NVE Corp.	709	55,990
PDF Solutions, Inc. *@	10,588	164,008
Photronics, Inc. *	16,333	144,547
Pixelworks, Inc. *	2,569	12,100
Power Integrations, Inc.	8,043	588,748
Rambus, Inc. *	28,336	378,286
Rudolph Technologies, Inc. *	9,379	246,668
Semtech Corp. *	16,278	611,239
Sigma Designs, Inc. *	15,433	97,228
Silicon Laboratories, Inc. *	10,644	850,456
SolarEdge Technologies, Inc. *	1,621	46,279
SunPower Corp. *@	19,307	140,748
Synaptics, Inc. *@	8,494	332,795
Ultra Clean Holdings, Inc. *	8,834	270,497
Veeco Instruments, Inc. *	12,607	269,790
Versum Materials, Inc.	1,900	73,758
Xcerra Corp. *	12,391	122,051
Xperi Corp.	14,056	355,617
		15,943,936
Software — 2.1%
ACI Worldwide, Inc. *	29,488	671,737
Agilysys, Inc. *	12,880	153,916
American Software, Inc., Class A	14,366	163,198
Aspen Technology, Inc. *	2,406	151,121
Asure Software, Inc. *@	4,642	57,654
Aware, Inc. *	4,900	22,785
Barracuda Networks, Inc. *	6,267	151,849
Blackbaud, Inc.	9,090	798,102
Bottomline Technologies de, Inc. *	7,935	252,571
Bsquare Corp. *	2,300	11,960
Datawatch Corp. *	2,445	28,240
Ebix, Inc.	2,155	140,614
Ellie Mae, Inc. *@	1,870	153,583
Exa Corp. *	800	19,344
Fair Isaac Corp.	2,457	345,208
Finjan Holdings, Inc. *	9,872	23,199
Globant SA *@	760	30,453
Glu Mobile, Inc. *	14,543	54,682
GSE Systems, Inc. *@	2,896	10,281
MicroStrategy, Inc., Class A *	1,426	182,114
Monotype Imaging Holdings, Inc.	9,997	192,442
Paycom Software, Inc. *@	11,474	860,091
Pegasystems, Inc.	18,834	1,085,780
Progress Software Corp.	13,610	519,494
QAD, Inc., Class A	4,909	168,624
QAD, Inc., Class B	1,219	33,376
Qualys, Inc. *	4,710	243,978
RealNetworks, Inc. *	11,295	54,216
Rosetta Stone, Inc. *	772	7,882
Rubicon Project, Inc. (The) *	6,490	25,246
Seachange International, Inc. *	7,100	19,454
Silver Spring Networks, Inc. *	3,568	57,694
Synchronoss Technologies, Inc. *@	11,475	107,062
TeleNav, Inc. *	1,119	7,106
TiVo Corp.	30,394	603,321
VASCO Data Security International, Inc. *	7,796	93,942
Verint Systems, Inc. *	12,694	531,244
Zedge, Inc., Class B *	2,411	4,629
Zix Corp. *	16,383	80,113
Zynga, Inc., Class A *	155,342	587,193
		8,705,498
Specialty Retail — 3.3%
Aaron's, Inc.	18,376	801,745
Abercrombie & Fitch Co., Class A	16,988	245,307
America's Car-Mart, Inc. *	3,999	164,459
American Eagle Outfitters, Inc.	118,082	1,688,573
Asbury Automotive Group, Inc. *	11,579	707,477
Ascena Retail Group, Inc. *@	32,840	80,458
Barnes & Noble Education, Inc. *	10,227	66,578
Barnes & Noble, Inc.	15,776	119,898
bebe stores, Inc. *	1,921	9,874
Big 5 Sporting Goods Corp. @	6,183	47,300
Boot Barn Holdings, Inc. *@	1,195	10,636
Buckle, Inc. (The) @	12,544	211,366
Build-A-Bear Workshop, Inc. *	6,159	56,355
Caleres, Inc.	11,677	356,382
Cato Corp. (The), Class A	6,792	89,858
Chico's FAS, Inc.	32,315	289,219
Children's Place, Inc. (The) @	4,800	567,120
Christopher & Banks Corp. *	7,704	10,477
Citi Trends, Inc.	4,246	84,368
Conn's, Inc. *@	8,299	233,617
Destination Maternity Corp. *@	2,800	4,676
Destination XL Group, Inc. *	9,525	18,098

See notes to portfolio of investments

	SHARES	VALUE †
COMMON STOCKS (Continued)
Specialty Retail (Continued)
DSW, Inc., Class A	17,801	$382,365
Express, Inc. *	18,936	128,007
Finish Line Inc. (The), Class A @	14,724	177,130
Five Below, Inc. *	13,253	727,325
Francesca's Holdings Corp. *	11,436	84,169
GameStop Corp., Class A @	11,233	232,074
Genesco, Inc. *	5,569	148,135
Group 1 Automotive, Inc.	6,400	463,744
Guess?, Inc.	19,715	335,746
Haverty Furniture Cos., Inc.	4,500	117,675
Hibbett Sports, Inc. *	5,325	75,881
Kirkland's, Inc. *	5,977	68,317
Lithia Motors, Inc., Class A @	7,255	872,849
Lumber Liquidators Holdings, Inc. *	6,687	260,659
MarineMax, Inc. *	6,241	103,289
Monro, Inc. @	9,650	540,883
Murphy USA, Inc. *	11,169	770,661
New York & Co., Inc. *	9,814	20,413
Office Depot, Inc.	129,524	588,039
Penske Auto Group, Inc.	3,485	165,781
Pier 1 Imports, Inc.	26,935	112,858
Rent-A-Center, Inc. @	12,778	146,691
Select Comfort Corp. *	13,560	421,038
Shoe Carnival, Inc.	3,860	86,387
Sonic Automotive, Inc., Class A @	8,861	180,764
Sportsman's Warehouse Holdings, Inc. *@	7,232	32,616
Stage Stores, Inc. @	7,304	13,439
Stein Mart, Inc. @	12,554	16,320
Tailored Brands, Inc. @	1,694	24,461
Tandy Leather Factory, Inc. *	3,611	28,527
Tile Shop Holdings, Inc.	4,471	56,782
Tilly's, Inc., Class A	3,349	40,155
Trans World Entertainment Corp. *	5,400	10,800
TravelCenters of America LLC *	6,721	28,564
Urban Outfitters, Inc. *@	1,362	32,552
Vitamin Shoppe, Inc. *	10,501	56,180
Winmark Corp.	1,294	170,485
Zumiez, Inc. *	6,149	111,297
		13,696,899
Textiles, Apparel & Luxury Goods — 0.9%
Cherokee, Inc. *	1,700	4,675
Columbia Sportswear Co.	1,363	83,934
Crocs, Inc. *	21,632	209,830
Culp, Inc.	4,958	162,375
Deckers Outdoor Corp. *	7,708	527,304
Delta Apparel, Inc. *	1,153	24,801
Fossil Group, Inc. *@	2,477	23,110
G-III Apparel Group Ltd. *@	12,918	374,880
Iconix Brand Group, Inc. *	13,700	77,953
Lakeland Industries, Inc. *	3,373	47,559
Movado Group, Inc.	4,486	125,608
Oxford Industries, Inc.	4,436	281,863
Perry Ellis International, Inc. *	3,333	78,859
Rocky Brands, Inc.	1,000	13,400
Sequential Brands Group, Inc. *	1,723	5,152
Steven Madden Ltd. *	18,385	796,070
Superior Uniform Group, Inc.	2,200	50,380
Unifi, Inc. *	4,533	161,511
Vera Bradley, Inc. *	9,254	81,528
Wolverine World Wide, Inc.	26,290	758,467
		3,889,259
Thrifts & Mortgage Finance — 2.4%
Astoria Financial Corp.	34,118	733,537
Atlantic Coast Financial Corp. *	1,765	15,550
Bank Mutual Corp.	10,012	101,622
BankFinancial Corp.	4,900	77,861
Bear State Financial, Inc.	1,232	12,640
Beneficial Bancorp, Inc.	19,038	316,031
BofI Holding, Inc. *@	16,994	483,819
Capitol Federal Financial, Inc.	38,288	562,834
Charter Financial Corp.	2,285	42,341
Citizens Community Bancorp, Inc.	400	5,564
Clifton Bancorp, Inc.	5,967	99,768
Dime Community Bancshares, Inc.	9,861	212,011
ESSA Bancorp, Inc.	1,900	29,830
Federal Agricultural Mortgage Corp., Class C	1,400	101,836
First Defiance Financial Corp.	2,201	115,530
Flagstar Bancorp, Inc. *	13,420	476,142
FS Bancorp, Inc.	286	14,772
Hingham Institution for Savings	213	40,527
Home Bancorp, Inc.	994	41,569
HomeStreet, Inc. *	6,890	186,030
HopFed Bancorp, Inc.	415	5,980
Impac Mortgage Holdings, Inc. *	301	3,931
Kearny Financial Corp.	23,771	364,885
LendingTree, Inc. *	2,115	517,012
Meridian Bancorp, Inc.	11,660	217,459
Meta Financial Group, Inc.	2,736	214,502
MGIC Investment Corp. *	14,466	181,259
Nationstar Mortgage Holdings, Inc. *@	4,024	74,726
NMI Holdings, Inc., Class A *	8,926	110,682
Northfield Bancorp, Inc.	14,040	243,594
Northwest Bancshares, Inc.	25,789	445,376
OceanFirst Financial Corp.	5,554	152,679
Ocwen Financial Corp. *	14,766	50,795
Oritani Financial Corp.	13,840	232,512
PennyMac Financial Services, Inc., Class A *	1,561	27,786
PHH Corp. *	11,576	161,254
Provident Financial Holdings, Inc.	1,124	22,030
Provident Financial Services, Inc.	15,994	426,560
Radian Group, Inc.	8,095	151,296
Riverview Bancorp, Inc.	7,664	64,378
SI Financial Group, Inc.	2,065	30,872
Southern Missouri Bancorp, Inc.	300	10,947
Territorial Bancorp, Inc.	2,866	90,480
Timberland Bancorp, Inc.	2,600	81,484
Trustco Bank Corp. NY	32,342	287,844
United Community Financial Corp.	14,792	142,003
United Financial Bancorp, Inc.	13,701	250,591
Walker & Dunlop, Inc. *	7,823	409,378
Washington Federal, Inc.	25,804	868,305
Waterstone Financial, Inc.	8,664	168,948
Western New England Bancorp, Inc.	5,778	62,980
WSFS Financial Corp.	6,327	308,441
		10,050,783
Tobacco — 0.3%
Alliance One International, Inc. *	4,492	48,963
Universal Corp.	5,600	320,880

See notes to portfolio of investments

	SHARES	VALUE †
COMMON STOCKS (Continued)
Tobacco (Continued)
Vector Group Ltd. @	36,481	$746,770
		1,116,613
Trading Companies & Distributors — 1.7%
Air Lease Corp.	6,218	265,011
Aircastle Ltd.	9,390	209,303
Applied Industrial Technologies, Inc.	15,153	997,067
Beacon Roofing Supply, Inc. *	16,149	827,636
BMC Stock Holdings, Inc. *	18,344	391,644
CAI International, Inc. *	4,985	151,145
DXP Enterprises, Inc. *	7,010	220,745
GATX Corp. @	11,502	708,063
H&E Equipment Services, Inc.	12,565	366,898
Herc Holdings, Inc. *	5,162	253,609
Huttig Building Products, Inc. *@	1,858	13,118
Kaman Corp., Class A	7,224	402,955
Lawson Products, Inc. *	1,575	39,690
MRC Global, Inc. *	23,031	402,812
Neff Corp., Class A *	1,850	46,250
Nexeo Solutions, Inc. *	2,400	17,520
NOW, Inc. *	21,709	299,801
Rush Enterprises, Inc., Class A *	8,185	378,884
Textainer Group Holdings Ltd. *	13,035	223,550
Titan Machinery, Inc. *	4,610	71,593
Triton International Ltd. *	9,264	308,306
Veritiv Corp. *	677	22,003
WESCO International, Inc. *	6,914	402,741
Willis Lease Finance Corp. *	900	22,131
		7,042,475
Transportation Infrastructure — 0.0%
Sino-Global Shipping America Ltd. *@	3,964	12,169
Water Utilities — 0.5%
American States Water Co.	16,192	797,456
Artesian Resources Corp., Class A	3,785	143,073
California Water Service Group	11,688	445,897
Connecticut Water Service, Inc.	3,754	222,612
Consolidated Water Co., Ltd.	2,822	36,122
Middlesex Water Co.	5,644	221,640
Pure Cycle Corp. *	1,000	7,500
SJW Corp.	4,400	249,040
York Water Co.	3,670	124,413
		2,247,753
Wireless Telecommunication Services — 0.4%
Boingo Wireless, Inc. *	15,932	340,467
Shenandoah Telecommunications Co.	17,605	654,906
Spok Holdings, Inc.	5,786	88,815
Telephone & Data Systems, Inc.	18,553	517,443
United States Cellular Corp. *	933	33,028
		1,634,659
TOTAL COMMON STOCKS
(Identified Cost $274,059,050)		418,942,079

RIGHTS AND WARRANTS — 0.0%
Media — 0.0%
Media General, Inc. CVR *§~¶	3,965	414
Pharmaceuticals — 0.0%
FRD Acquisition Co. CVR *§~¶	656	—
Software — 0.0%
Gerber Scientific CVR *@§¶	5,000	—
TOTAL RIGHTS AND WARRANTS
(Identified Cost $0)		414

SHORT-TERM INVESTMENTS — 4.6%
Investment Company — 0.3%
State Street Institutional U.S. Government Money Market Fund, 0.670%	1,118,819	1,118,819
Collateral For Securities On Loan — 4.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.000%	18,316,066	18,316,066
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $19,434,885)		19,434,885

Total Investments — 104.3%
(Identified Cost $293,493,935) #		438,377,378

Liabilities, Less Cash and Other Assets — (4.3%)		(18,173,859)
Net Assets — 100.0%		$420,203,519

†	See Note 1
*	Non-income producing security
@	A portion or all of the security were held on loan. As of September 30, 2017, the market value of the securities on loan was $39,474,024.
§	Fair valued security. Fair values are determined pursuant to procedures approved by the Fund's Board of Trustees. See Note 1
~	Bankrupt/delisted security
¶	Contingent value rights based on future performance.
#	At September 30, 2017, the aggregate cost of investment securities for U.S. federal income tax purposes was $293,493,935. Net unrealized appreciation aggregated $144,883,443 of which $169,595,498 related to appreciated investment securities and $24,712,055 related to depreciated investment securities.

Key to abbreviations:
CVR — Contingent Value Rights

See notes to portfolio of investments

SA U.S. Small Company Fund

September 30, 2017
Portfolio Sectors (% of portfolio market value) + (Unaudited)

Sector	Percentage
Industrials	21.8%
Financials	20.9%
Consumer Discretionary	15.3%
Information Technology	14.4%
Health Care	9.2%
Materials	5.3%
Consumer Staples	4.3%
Utilities	4.0%
Energy	3.7%
Telecommunication Services	1.1%
100.0%

+	Excludes Short-Term Investments

SA International Value Fund
PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2017 (Unaudited)

	SHARES	VALUE †
COMMON STOCKS — 98.5%
Australia — 6.0%
Aurizon Holdings Ltd.	183,017	$703,437
Australia & New Zealand Banking Group Ltd.	418,228	9,710,516
Bank of Queensland Ltd.	58,107	591,617
Bendigo & Adelaide Bank Ltd.	82,044	747,165
BHP Billiton Ltd.	436,648	8,829,821
BHP Billiton Ltd., ADR @	77,579	3,144,277
BlueScope Steel Ltd.	136,906	1,178,058
Boral Ltd.	193,802	1,029,164
Crown Resorts Ltd.	50,644	449,291
Fortescue Metals Group Ltd.	463,439	1,868,500
Incitec Pivot Ltd.	253,567	716,032
Newcrest Mining Ltd.	138,806	2,288,645
Oil Search Ltd.	27,319	150,003
Origin Energy Ltd. *	261,406	1,533,750
QBE Insurance Group Ltd.	157,936	1,240,089
Santos Ltd. *	294,384	928,277
South32 Ltd.	879,164	2,255,045
South32 Ltd., ADR	27,785	358,149
Star Entertainment Group Ltd. (The)	202,229	831,213
Suncorp Group Ltd.	136,490	1,397,169
Treasury Wine Estates Ltd.	43,483	466,939
Woodside Petroleum Ltd.	211,619	4,830,423
		45,247,580
Austria — 0.1%
Erste Group Bank AG *	9,138	394,693
OMV AG	6,013	350,293
		744,986
Belgium — 1.1%
Ageas	34,647	1,628,144
KBC Groep NV	33,266	2,819,036
Solvay SA	21,530	3,216,414
UCB SA	9,517	677,476
		8,341,070
Canada — 8.0%
AltaGas Ltd.	11,942	275,066
ARC Resources Ltd.	13,011	179,250
Bank of Montreal	110,588	8,372,617
Blackberry Ltd. *	27,244	304,588
Blackberry Ltd. *¥	1,615	18,056
Cameco Corp. @¥	27,448	265,076
Cameco Corp.	49,846	482,011
Canadian Natural Resources Ltd.	65,120	2,180,869
Cenovus Energy, Inc.	85,947	861,189
Crescent Point Energy Corp. @¥	46,074	369,995
Crescent Point Energy Corp.	109,595	882,240
Element Fleet Management Corp. @	2,800	20,757
Empire Co., Ltd., Class A	57,934	1,025,192
Enbridge Income Fund Holdings, Inc.	9,900	255,008
Encana Corp.	79,935	941,634
Fairfax Financial Holdings Ltd.	2,793	1,453,479
Finning International, Inc.	80	1,829
First Quantum Minerals Ltd. @	108,608	1,219,473
Goldcorp, Inc. @¥	8,798	114,228
Goldcorp, Inc.	118,744	1,538,922
Husky Energy, Inc. *	93,283	1,167,766
IAMGOLD Corp. *	32,191	196,848
Imperial Oil Ltd. @	16,930	540,744
Industrial Alliance Insurance & Financial Services, Inc.	31,827	1,441,174
Kinross Gold Corp. *	345,631	1,465,348
Linamar Corp.	8,982	548,098
Lundin Mining Corp.	167,662	1,150,220
Magna International, Inc.	55,112	2,941,879
Manulife Financial Corp.	184,732	3,748,212
Manulife Financial Corp. ¥	55,041	1,116,480
Maple Leaf Foods, Inc.	7,763	211,597
Potash Corp. of Saskatchewan, Inc.	111,814	2,151,301
Seven Generations Energy Ltd., Class A *	2,697	42,668
Sun Life Financial, Inc. ¥	30,213	1,203,193
Sun Life Financial, Inc.	67,385	2,683,271
Suncor Energy, Inc. ¥	266,726	9,347,969
Suncor Energy, Inc.	65,644	2,299,509
Teck Resources Ltd., Class A	500	10,659
Teck Resources Ltd., Class B ¥	75,600	1,591,675
Teck Resources Ltd., Class B @	94,542	1,993,891
Tourmaline Oil Corp. *	63,000	1,280,954
Turquoise Hill Resources Ltd. *	106,042	328,048
Valeant Pharmaceuticals International, Inc. *¥	13,000	186,287
Valeant Pharmaceuticals International, Inc. @*	16,744	239,942
Wheaton Precious Metals Corp.	13,939	266,095
Whitecap Resources, Inc. @	62,500	485,875
WSP Global, Inc.	19,682	818,828
Yamana Gold, Inc.	165,308	437,200
		60,657,210
Denmark — 1.7%
AP Moeller - Maersk A/S, Class A	508	933,502
AP Moeller - Maersk A/S, Class B	925	1,757,078
Carlsberg A/S, Class B	14,716	1,610,375
Danske Bank A/S	38,704	1,547,853
DSV A/S	34,914	2,641,181
H Lundbeck A/S	3,061	176,623
ISS A/S	29,861	1,200,842
Jyske Bank A/S	1,891	109,113
Novozymes A/S, B Shares	6,176	316,929
Vestas Wind Systems A/S	24,876	2,232,271
		12,525,767
Finland — 0.8%
Fortum Oyj	65,564	1,308,808
Nokia Oyj	51,316	308,104
Stora Enso Oyj, R Shares	140,861	1,989,480
UPM-Kymmene Oyj	91,294	2,474,156
		6,080,548
France — 9.9%
AXA SA	161,385	4,881,062
BNP Paribas SA	147,260	11,878,684
Bollore SA	62,080	310,292
Bouygues SA	54,784	2,599,682
Casino Guichard Perrachon SA	8,022	475,767
Cie de Saint-Gobain	23,690	1,411,721
Cie Generale des Etablissements Michelin	6,031	880,313
CNP Assurances	29,277	686,167
Credit Agricole SA	58,593	1,065,082
Electricite de France SA	90,875	1,103,588
Engie SA	296,273	5,031,873
Natixis SA	125,444	1,003,736
Orange SA	358,763	5,876,947
Peugeot SA	151,027	3,596,752
Renault SA	50,745	4,984,567
SCOR SE	16,613	696,548
Societe Generale SA	108,646	6,360,727
STMicroelectronics NV	79,617	1,540,407

See notes to portfolio of investments

	SHARES	VALUE †
COMMON STOCKS (Continued)
France (Continued)
Total SA	354,133	$19,021,001
Vivendi SA	48,729	1,233,638
		74,638,554
Germany — 7.6%
Allianz SE	40,714	9,140,373
Bayerische Motoren Werke AG	63,112	6,402,240
Commerzbank AG *	126,955	1,727,054
Daimler AG	169,178	13,490,731
Deutsche Bank AG	177,432	3,066,025
Deutsche Lufthansa AG	74,869	2,080,346
Evonik Industries AG	19,914	711,269
Fraport AG Frankfurt Airport Services Worldwide	5,611	532,786
Fresenius Medical Care AG & Co. KGaA	28,135	2,752,332
Hannover Rueck SE	4,156	500,776
HeidelbergCement AG	25,503	2,621,450
Innogy SE ±	16,671	741,934
LANXESS AG	7,784	614,186
Linde AG	11,662	2,432,067
Metro AG =	3,296	38,811
METRO AG *=	49,876	1,054,293
Muenchener Rueckversicherungs AG	12,888	2,755,529
RWE AG *	120,471	2,736,634
Talanx AG *	13,218	534,363
Telefonica Deutschland Holding AG	72,027	404,191
Uniper SE	57,491	1,576,408
Volkswagen AG	5,864	992,818
Wacker Chemie AG	490	70,249
		56,976,865
Hong Kong — 2.7%
Cathay Pacific Airways Ltd. @*	343,000	518,127
CK Hutchison Holdings Ltd.	397,624	5,082,538
Guoco Group Ltd.	5,000	75,145
Hang Lung Group Ltd.	192,000	689,436
Hang Lung Properties Ltd.	312,000	740,499
Henderson Land Development Co., Ltd.	54,938	363,951
Hopewell Holdings Ltd.	63,500	247,932
I-CABLE Communications Ltd. *	280,125	9,324
Kerry Properties Ltd.	137,000	567,355
Li & Fung Ltd.	16,000	8,029
Melco International Development Ltd.	132,000	380,204
MTR Corp. Ltd.	49,039	286,264
New World Development Co., Ltd.	1,696,377	2,436,549
NWS Holdings Ltd.	183,715	357,947
Orient Overseas International Ltd.	11,500	107,984
Shangri-La Asia Ltd.	209,143	387,679
Sino Land Co., Ltd.	110,313	193,750
SJM Holdings Ltd.	433,000	396,327
Sun Hung Kai Properties Ltd.	173,677	2,821,395
Swire Pacific Ltd., Series A	106,000	1,028,573
Swire Pacific Ltd., Series B	147,500	255,665
Tsim Sha Tsui Properties	60,907	191,806
Wharf Holdings Ltd. (The)	132,000	1,176,097
Wheelock & Co., Ltd.	251,000	1,765,637
Yue Yuen Industrial Holdings Ltd.	16,500	62,734
		20,150,947
Ireland — 0.3%
Bank of Ireland Group PLC *	103,713	849,469
CRH PLC, ADR @	42,861	1,622,717
Paddy Power Betfair PLC	315	31,429
		2,503,615
Israel — 0.4%
Bank Hapoalim B.M.	152,308	1,065,570
Bank Leumi Le-Israel	239,225	1,268,946
Israel Discount Bank Ltd., Series A *	—	1
Mizrahi Tefahot Bank Ltd.	8,760	156,945
Teva Pharmaceutical Industries Ltd., ADR	8,545	150,392
		2,641,854
Italy — 1.3%
Eni SpA	36,796	608,849
GEDI Gruppo Editoriale SpA *	16,381	14,520
Mediobanca SpA	88,677	951,651
Telecom Italia SpA *	2,159,532	2,022,739
UniCredit SpA *	290,956	6,196,736
		9,794,495
Japan — 21.6%
Aeon Co., Ltd.	54,100	799,300
Aisin Seiki Co., Ltd.	18,300	964,399
Alfresa Holdings Corp.	20,700	378,772
Amada Holdings Co., Ltd.	11,000	120,729
Aoyama Trading Co., Ltd.	4,500	160,964
Asahi Glass Co., Ltd.	45,200	1,677,050
Asahi Kasei Corp.	89,000	1,095,445
Bank of Kyoto Ltd. (The)	8,000	406,665
Canon Marketing Japan, Inc.	8,000	191,175
Chiba Bank Ltd. (The)	79,000	565,163
Chugoku Bank Ltd. (The)	19,700	269,961
Citizen Watch Co., Ltd.	64,400	443,546
Coca-Cola West Co., Ltd.	7,775	252,199
COMSYS Holdings Corp.	2,500	59,742
Concordia Financial Group Ltd.	156,300	772,437
Dai Nippon Printing Co., Ltd.	30,000	717,974
Dai-ichi Life Holdings, Inc. (The)	138,700	2,488,650
Daicel Corp.	4,500	54,228
Daido Steel Co., Ltd. @	2,600	154,117
Daiwa Securities Group, Inc.	185,000	1,047,772
Denka Co., Ltd.	16,200	533,401
Denso Corp.	16,000	809,491
DIC Corp.	13,300	481,649
Dowa Holdings Co., Ltd.	1,200	43,990
Ebara Corp.	16,800	557,636
FUJIFILM Holdings Corp.	68,700	2,666,189
Fukuoka Financial Group, Inc.	90,000	415,908
Glory Ltd.	11,200	396,641
Gunma Bank Ltd. (The)	47,000	290,709
H2O Retailing Corp.	14,000	249,580
Hachijuni Bank Ltd. (The)	48,000	299,880
Hankyu Hanshin Holdings, Inc.	52,100	1,977,045
Heiwa Corp.	3,100	61,463
Hiroshima Bank Ltd. (The)	24,000	194,303
Hitachi Capital Corp.	9,900	235,260
Hitachi Chemical Co., Ltd.	7,600	208,363
Hitachi Construction Machinery Co., Ltd.	13,600	403,075
Hitachi Ltd.	715,000	5,038,200
Hitachi Metals Ltd.	23,100	321,481
Hitachi Transport System Ltd.	7,700	178,190
Hokuhoku Financial Group, Inc.	15,000	241,280
Honda Motor Co., Ltd.	259,200	7,675,222
House Foods Group, Inc.	700	20,809
Ibiden Co., Ltd. @	32,600	519,456
Idemitsu Kosan Co., Ltd.	29,800	840,835

See notes to portfolio of investments

	SHARES	VALUE †
COMMON STOCKS (Continued)
Japan (Continued)
Iida Group Holdings Co., Ltd.	36,900	$657,822
Isetan Mitsukoshi Holdings Ltd. @	26,300	274,628
ITOCHU Corp.	121,200	1,985,084
Iyo Bank Ltd. (The) @	29,500	238,831
J. Front Retailing Co., Ltd.	69,600	961,813
JFE Holdings, Inc.	92,200	1,800,573
JGC Corp.	3,100	50,168
JSR Corp.	18,100	343,904
JTEKT Corp.	41,800	578,755
JX Holdings, Inc.	421,700	2,169,492
K's Holdings Corp. @	7,800	172,810
Kamigumi Co., Ltd.	12,500	289,380
Kaneka Corp.	80,000	621,373
Kawasaki Heavy Industries Ltd.	5,700	188,945
Kawasaki Kisen Kaisha Ltd. @*	12,200	320,924
Kinden Corp.	7,700	123,994
Kobe Steel Ltd.	68,700	785,143
Konica Minolta, Inc. @	142,000	1,166,034
Kuraray Co., Ltd.	76,400	1,428,532
Kurita Water Industries Ltd.	3,100	89,536
Kyushu Financial Group, Inc.	44,870	275,939
LIXIL Group Corp.	32,900	873,045
Marubeni Corp.	208,700	1,425,336
Mazda Motor Corp.	153,300	2,350,078
Mebuki Financial Group, Inc.	83,070	321,133
Medipal Holdings Corp.	27,200	472,329
Mitsubishi Chemical Holdings Corp.	196,700	1,873,916
Mitsubishi Corp.	77,500	1,801,389
Mitsubishi Gas Chemical Co., Inc.	32,700	766,318
Mitsubishi Heavy Industries Ltd.	50,000	1,976,894
Mitsubishi Logistics Corp. @	2,500	62,186
Mitsubishi Materials Corp.	35,500	1,227,238
Mitsubishi UFJ Financial Group, Inc.	300,400	1,950,698
Mitsubishi UFJ Financial Group, Inc., ADR	1,031,340	6,641,830
Mitsubishi UFJ Lease & Finance Co., Ltd.	110,200	583,685
Mitsui & Co., Ltd.	27,500	406,421
Mitsui & Co., Ltd., ADR	2,885	855,056
Mitsui Chemicals, Inc.	47,200	1,434,561
Mitsui Fudosan Co., Ltd.	41,300	895,552
Mitsui OSK Lines Ltd.	20,900	633,361
Mizuho Financial Group, Inc. @	1,992,700	3,490,435
MS&AD Insurance Group Holdings, Inc.	59,428	1,913,420
NEC Corp.	73,400	1,989,513
NH Foods Ltd.	16,067	441,923
NHK Spring Co., Ltd.	42,200	454,909
Nikon Corp.	25,700	445,596
Nippo Corp.	11,000	235,299
Nippon Electric Glass Co., Ltd.	8,800	340,582
Nippon Express Co., Ltd.	24,600	1,602,471
Nippon Paper Industries Co., Ltd. @	30,700	570,757
Nippon Shokubai Co., Ltd.	4,600	324,994
Nippon Steel Sumitomo Metal Corp.	124,127	2,849,874
Nippon Yusen KK *	50,100	1,041,403
Nissan Motor Co., Ltd.	426,800	4,227,226
Nisshinbo Holdings, Inc. @	23,000	272,055
NOK Corp.	19,900	445,661
Nomura Holdings, Inc.	378,200	2,117,449
Nomura Real Estate Holdings, Inc.	18,700	398,512
NTN Corp.	95,000	401,866
Obayashi Corp.	17,000	203,804
Oji Holdings Corp.	226,000	1,219,125
Resona Holdings, Inc.	371,600	1,908,774
Ricoh Co., Ltd. @	230,800	2,243,903
Rohm Co., Ltd.	3,600	308,411
Sankyo Co., Ltd. @	5,400	172,282
SBI Holdings, Inc.	24,100	362,812
Sega Sammy Holdings, Inc.	3,100	43,308
Seino Holdings Co., Ltd.	20,400	286,262
Sekisui House Ltd.	48,500	817,421
Shinsei Bank Ltd.	18,500	296,099
Shizuoka Bank Ltd. (The)	58,000	521,626
Showa Denko KK	25,800	803,635
Sojitz Corp.	145,400	401,861
Sompo Holdings, Inc.	30,843	1,200,006
Sumitomo Chemical Co., Ltd.	491,000	3,067,523
Sumitomo Corp.	55,600	799,721
Sumitomo Electric Industries Ltd.	177,700	2,902,578
Sumitomo Forestry Co., Ltd.	33,800	528,665
Sumitomo Heavy Industries Ltd.	23,400	937,872
Sumitomo Metal Mining Co., Ltd.	39,000	1,252,575
Sumitomo Mitsui Financial Group, Inc.	217,400	8,346,305
Sumitomo Mitsui Trust Holdings, Inc.	27,100	978,032
Sumitomo Rubber Industries Ltd.	42,800	784,302
Suzuken Co., Ltd.	9,240	328,460
T&D Holdings, Inc.	88,200	1,280,379
Taiheiyo Cement Corp.	20,700	799,302
Takashimaya Co., Ltd.	47,000	440,240
TDK Corp.	26,700	1,812,824
Teijin Ltd.	53,199	1,048,615
TOKAI RIKA Co., Ltd.	11,500	227,496
Tokio Marine Holdings, Inc.	50,700	1,983,394
Tokyo Tatemono Co., Ltd.	27,000	345,283
Tokyu Fudosan Holdings Corp.	101,100	610,059
Toppan Printing Co., Ltd.	60,000	595,068
Tosoh Corp.	51,500	1,160,667
Toyo Seikan Group Holdings Ltd.	35,200	588,100
Toyoda Gosei Co., Ltd.	15,300	361,544
Toyota Motor Corp.	187,090	11,156,400
Toyota Motor Corp., ADR	26,912	3,207,103
Toyota Tsusho Corp.	52,600	1,727,234
Ube Industries Ltd.	24,700	713,397
Yamada Denki Co., Ltd. @	165,300	903,439
Yamaguchi Financial Group, Inc.	23,000	269,193
Yokohama Rubber Co., Ltd. (The)	27,600	569,047
Zeon Corp.	8,000	103,728
		162,536,869
Netherlands — 4.0%
ABN AMRO Group NV ±	37,862	1,133,942
Aegon NV	208,166	1,212,443
Akzo Nobel NV	2,525	233,133
ArcelorMittal @*	79,834	2,056,524
ArcelorMittal *=	28,247	728,631
Fiat Chrysler Automobiles NV *	338,462	6,064,430
ING Groep NV	449,895	8,295,005
Koninklijke Ahold Delhaize NV	159,544	2,983,100
Koninklijke DSM NV	38,052	3,114,877
Koninklijke Philips NV	56,819	2,340,943
NN Group NV	42,662	1,785,451
		29,948,479
New Zealand — 0.1%
Air New Zealand Ltd.	54,430	132,491
Auckland International Airport Ltd.	28,519	132,659
Fletcher Building Ltd.	84,980	490,435
Fonterra Co-operative Group Ltd.	6,088	27,440
		783,025
Norway — 0.8%
Aker ASA, A Shares	3,994	163,982
DNB ASA	82,424	1,661,002

See notes to portfolio of investments

	SHARES	VALUE †
COMMON STOCKS (Continued)
Norway (Continued)
Norsk Hydro ASA	129,344	$940,300
Statoil ASA	23,566	471,350
Storebrand ASA	56,200	477,007
Subsea 7 SA	58,157	954,375
Yara International ASA	22,722	1,017,633
		5,685,649
Portugal — 0.0%
Banco Espirito Santo SA §*	414,564	—
EDP Renovaveis SA	32,371	275,467
		275,467
Singapore — 0.8%
BOC Aviation Ltd. ±	2,200	11,941
CapitaLand Ltd.	269,600	711,540
City Developments Ltd.	74,300	620,604
DBS Group Holdings Ltd.	54,251	832,693
Golden Agri-Resources Ltd.	811,000	224,207
Hutchison Port Holdings Trust	1,160,800	499,144
Keppel Corp. Ltd.	224,800	1,075,566
Sembcorp Industries Ltd.	232,700	507,790
Singapore Airlines Ltd.	139,740	1,034,310
United Industrial Corp. Ltd.	63,243	146,399
UOL Group Ltd.	47,218	282,657
Wilmar International Ltd.	165,500	387,991
		6,334,842
Spain — 3.4%
Banco de Sabadell SA	1,148,372	2,396,923
Banco Santander SA	2,358,013	16,462,434
Bankia SA	17,561	84,682
CaixaBank SA	67,917	340,350
Iberdrola SA	56,997	442,721
Mapfre SA	15,091	49,120
Repsol SA	316,892	5,838,997
		25,615,227
Sweden — 2.8%
Boliden AB	77,171	2,612,192
Essity AB, A Shares *	244	6,609
Essity AB, B Shares *	49,309	1,341,560
Getinge AB, B Shares	21,456	402,256
Holmen AB, B Shares	10,465	489,915
Millicom International Cellular SA	9,363	617,885
Nordea Bank AB	493,196	6,685,022
SSAB AB, A Shares *	13,630	65,666
SSAB AB, B Shares	216,655	2,854,189
SSAB AB, Series B *	43,015	170,742
Svenska Cellulosa AB, Series A	244	2,149
Svenska Cellulosa AB, Series B	53,138	450,162
Svenska Handelsbanken AB, A Shares	62,337	940,615
Tele2 AB, B Shares	31,603	361,625
Telefonaktiebolaget LM Ericsson, B Shares	279,790	1,606,622
Telia Co. AB	390,069	1,837,106
Trelleborg AB	39,848	998,047
		21,442,362
Switzerland — 7.6%
ABB Ltd.	40,074	990,728
Adecco Group SA	49,724	3,871,730
Baloise Holding AG	10,839	1,714,808
Banque Cantonale Vaudoise	37	27,511
Cie Financiere Richemont SA	68,508	6,261,122
Clariant AG @*	75,635	1,812,084
Credit Suisse Group AG *	139,027	2,200,944
Dufry AG *	8,794	1,396,723
Flughafen Zuerich AG	1,466	331,547
Helvetia Holding AG	352	191,204
Julius Baer Group Ltd. *	39,125	2,315,137
LafargeHolcim Ltd. *	79,934	4,672,138
Novartis AG	81,820	7,004,573
Novartis AG, ADR	16,835	1,445,285
Swatch Group AG (The) µ	12,412	988,884
Swatch Group AG (The) @µ	8,156	3,392,613
Swiss Life Holding AG *	5,678	2,000,068
Swiss Re AG	47,318	4,285,422
UBS Group AG *	263,220	4,498,674
Zurich Insurance Group AG	26,257	8,009,829
		57,411,024
United Kingdom — 17.5%
Anglo American PLC	308,715	5,541,216
Antofagasta PLC	46,804	595,188
Barclays PLC, ADR	410,687	4,250,610
Barratt Developments PLC	130,663	1,075,918
BHP Billiton PLC, ADR	38,130	1,351,709
BP PLC, ADR @	491,418	18,885,194
Carnival PLC, ADR	5,814	369,516
Coca-Cola European Partners PLC	3,617	151,653
Glencore PLC *	1,277,911	5,856,408
HSBC Holdings PLC	140,729	1,389,999
HSBC Holdings PLC, ADR	364,805	18,025,015
J Sainsbury PLC	422,622	1,347,259
Kingfisher PLC	420,977	1,683,865
Lloyds Banking Group PLC	8,529,886	7,741,567
Lloyds Banking Group PLC, ADR	414,401	1,516,708
Old Mutual PLC	82,338	214,266
Pearson PLC	48,365	396,632
Pearson PLC, ADR	57,244	465,966
Royal Bank of Scotland Group PLC *	83,038	298,540
Royal Bank of Scotland Group PLC, ADR @*	81,693	594,725
Royal Dutch Shell PLC, A Shares	19,179	577,861
Royal Dutch Shell PLC, ADR, Class A	319,367	19,347,253
Royal Dutch Shell PLC, ADR, Class B @	253,799	15,872,589
Royal Mail PLC	103,486	532,775
Standard Chartered PLC *	316,708	3,147,265
Vodafone Group PLC	7,028,749	19,665,868
WM Morrison Supermarkets PLC	368,150	1,154,864
		132,050,429
TOTAL COMMON STOCKS
(Identified Cost $644,817,900)		742,386,864

PREFERRED STOCKS — 0.9%
Germany — 0.9%
Bayerische Motoren Werke AG, 4.500%	9,670	861,516
Porsche Automobil Holding SE, 4.640%	15,426	986,351
Volkswagen AG, 4.550%	31,882	5,200,026
		7,047,893
TOTAL PREFERRED STOCKS
(Identified Cost $9,547,356)		7,047,893

SHORT-TERM INVESTMENTS — 3.2%
Investment Company — 0.0%
State Street Institutional U.S. Government Money Market Fund, 0.670%	170,352	170,352

See notes to portfolio of investments

	SHARES	VALUE †
SHORT-TERM INVESTMENTS (Continued)
Collateral For Securities On Loan — 3.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.000%	23,793,556	$23,793,556
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $23,963,908)		23,963,908

Total Investments — 102.6%
(Identified Cost $678,329,164) #		773,398,665

Liabilities, Less Cash and Other Assets — (2.6%)		(19,382,260)
Net Assets — 100.0%		$754,016,405

†	See Note 1
@	A portion or all of the security were held on loan. As of September 30, 2017, the market value of the securities on loan was $37,194,870.
*	Non-income producing security
¥	Traded on the Canada, Toronto Stock Exchange.
±	144A Securities. Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities have been deemed by the Fund to be liquid and at September 30, 2017 amounted to $1,887,817 or 0.25% of the net assets of the Fund.
=	Traded on the France, Euronext Paris Exchange.
§	Fair valued security. Fair values are determined pursuant to procedures approved by the Fund's Board of Trustees. See Note 1
µ	Traded on the Switzerland, Swiss Exchange.
#	At September 30, 2017, the aggregate cost of investment securities for U.S. federal income tax purposes was $678,329,164. Net unrealized appreciation aggregated $95,069,501 of which $145,091,448 related to appreciated investment securities and $50,021,947 related to depreciated investment securities.

Key to abbreviations:
ADR — American Depositary Receipt

See notes to portfolio of investments

SA International Value Fund

September 30, 2017
Country Weightings (% of portfolio market value) + (Unaudited)

Country	Percentage
Japan	21.7%
United Kingdom	17.6%
France	10.0%
Germany	8.5%
Canada	8.1%
Switzerland	7.7%
Australia	6.0%
Netherlands	4.0%
Spain	3.4%
Other	13.0%
100.0%

+      Excludes Short-Term Investments

SA International Value Fund

Ten largest industry holdings as of September 30, 2017 +
(As a percentage of net assets) (Unaudited):

Industry	Percentage
Commercial Banks	21.6%
Oil, Gas & Consumable Fuels	15.0%
Automobiles	9.4%
Insurance	8.5%
Metals & Mining	7.8%
Chemicals	4.3%
Wireless Telecommunication Services	2.7%
Capital Markets	2.2%
Real Estate Management & Development	2.2%
Auto Components	1.6%

+      Excludes Short-Term Investments

SA International Small Company Fund
PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2017 (Unaudited)

	SHARES	VALUE †
MUTUAL FUNDS — 100.1%
Other — 100.1%
DFA International Small Company Portfolio £	17,457,177	$371,837,861
TOTAL MUTUAL FUNDS
(Identified Cost $207,871,651)		371,837,861

Total Investments — 100.1%
(Identified Cost $207,871,651) #		371,837,861

Liabilities, Less Cash and Other Assets — (0.1%)		(371,162)
Net Assets — 100.0%		$371,466,699

†	See Note 1
£	Please refer to the Portfolio of Investments of the DFA International Small Company Portfolio included elsewhere in this report.
#	At September 30, 2017, the aggregate cost of investment securities for U.S. federal income tax purposes was $207,871,651. Net unrealized appreciation aggregated $163,966,210, which related solely to appreciated investment securities.

See notes to portfolio of investments

SA Emerging Markets Value Fund
PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2017 (Unaudited)

	SHARES	VALUE †
COMMON STOCKS — 97.7%
Brazil — 6.4%
Aliansce Shopping Centers SA *	3,347	$19,582
B2W Cia Digital *	17,787	118,724
B3 SA	552	4,174
Banco ABC Brasil SA *	616	3,371
Banco Bradesco SA	1,100	11,600
Banco do Brasil SA	100,098	1,103,017
Banco Santander Brasil SA	41,320	360,603
Cia Siderurgica Nacional SA *	11,683	35,449
Cosan Logistica SA *	8,400	23,737
Cosan SA Industria e Comercio	17,167	196,216
Cyrela Brazil Realty SA Empreendimentos e Participacoes	25,800	112,417
Direcional Engenharia SA *	12,000	22,127
Duratex SA	47,495	142,013
Embraer SA, ADR	15,648	353,801
Estacio Participacoes SA	9,900	96,870
Ez Tec Empreendimentos e Participacoes SA	8,658	61,508
Fibria Celulose SA	11,200	151,531
Fibria Celulose SA, ADR @	26,499	358,797
Gerdau SA	14,700	51,195
Gerdau SA, ADR @	137,953	473,179
Guararapes Confeccoes SA	1,200	56,833
International Meal Co. Alimentacao SA *	24,900	83,809
Iochpe Maxion SA	12,897	87,510
JBS SA	129,293	346,997
Kroton Educacional SA	72,653	459,938
Magnesita Refratarios SA	6,000	76,915
MRV Engenharia e Participacoes SA	28,164	122,361
Petroleo Brasileiro SA *	371,743	1,855,693
Petroleo Brasileiro SA, ADR *	16,254	163,190
Porto Seguro SA	4,288	51,001
Restoque Comercio e Confeccoes de Roupas SA *	1,100	14,101
Santos Brasil Participacoes SA *	32,700	36,033
SLC Agricola SA	8,505	66,329
Sul America SA	7,452	42,094
Tupy SA	5,747	32,299
Usinas Siderurgicas de Minas Gerais SA *	14,800	46,963
Vale SA	614,695	6,185,476
Via Varejo SA	16,743	122,170
		13,549,623
Chile — 1.3%
Besalco SA	22,668	23,020
CAP SA	16,619	173,707
Cencosud SA	133,676	409,142
Empresas CMPC SA	112,729	295,891
Empresas COPEC SA	42,863	558,783
Empresas La Polar SA *	254,406	29,493
Enel Chile SA, ADR	32,412	194,472
Enersis Americas SA, ADR	12,630	129,079
ENTEL Chile SA	8,022	83,145
Grupo Security SA	151,161	63,766
Inversiones Aguas Metropolitanas SA	36,299	64,596
Itau CorpBanca	9,991,522	94,116
Latam Airlines Group SA, ADR	27,407	363,143
Masisa SA *	174,355	13,076
PAZ Corp. SA	9,073	11,907
Ripley Corp. SA	107,262	102,224
Salfacorp SA	43,600	62,670
Sigdo Koppers SA	27,803	55,554
Sociedad Matriz SAAM SA	550,961	58,535
Socovesa SA	19,275	10,841
Vina Concha y Toro SA	6,122	10,234
		2,807,394
China — 18.0%
361 Degrees International Ltd.	71,000	31,175
Agile Group Holdings Ltd.	227,091	331,409
Agricultural Bank of China Ltd., H Shares	1,731,000	775,577
Air China Ltd., Class H	64,000	53,172
Ajisen China Holdings Ltd.	37,000	16,815
Angang Steel Co., Ltd., H Shares @	116,000	102,314
BAIC Motor Corp. Ltd., H Shares @±	75,000	71,144
Bank of China Ltd., H Shares	5,308,902	2,616,528
Bank of Chongqing Co., Ltd., H Shares	46,500	37,859
Bank of Communications Co., Ltd., H Shares	525,400	383,376
Baoye Group Co., Ltd. Class H *	22,000	15,884
BBMG Corp., H Shares @	143,000	72,492
Beijing Capital Land Ltd., H Shares	136,000	75,908
Beijing Enterprises Holdings Ltd.	33,500	180,117
Bosideng International Holdings Ltd.	64,000	5,899
BYD Electronic International Co., Ltd.	24,000	70,971
C C Land Holdings Ltd. *	172,500	38,865
Central China Real Estate Ltd. *	56,000	25,091
CGN Meiya Power Holdings Co., Ltd. *±	152,000	20,820
Chaowei Power Holdings Ltd.	37,000	21,409
China Aerospace International Holdings Ltd.	318,000	41,930
China Agri-Industries Holdings Ltd.	203,700	94,919
China Aoyuan Property Group Ltd.	156,000	87,070
China BlueChemical Ltd., H Shares	192,000	62,430
China Cinda Asset Management Co., Ltd., Class H	136,000	50,141
China Citic Bank Corp. Ltd., H Shares	485,000	307,952
China Coal Energy Co., Ltd., H Shares	161,000	76,052
China Communication Services Corp. Ltd., H Shares	227,600	117,127
China Communications Construction Co., Ltd., H Shares	257,000	320,773
China Construction Bank Corp., H Shares	7,291,810	6,048,816
China Energy Engineering Corp. Ltd., H Shares	64,000	11,716
China Everbright Bank Co., Ltd., H Shares	213,000	98,434
China Everbright Ltd.	32,000	73,573
China Evergrande Group *	21,000	73,256
China Foods Ltd.	46,000	23,437
China Galaxy Securities Co., Ltd., H Shares	40,500	35,514
China Harmony New Energy Auto Holding Ltd. *	41,000	23,829
China High Speed Transmission Equipment Group Co., Ltd.	23,000	29,502
China Hongqiao Group Ltd. *@§	162,500	109,993
China Huiyuan Juice Group Ltd. *	84,500	26,070
China International Capital Corp. Ltd., H Shares ±	38,000	77,346
China Jinmao Holdings Group Ltd.	450,000	226,394
China Lesso Group Holdings Ltd.	55,000	37,527
China Lumena New Materials Corp. *@§~	224,000	—
China Merchants Bank Co., Ltd., H Shares	25,500	89,607
China Merchants Port Holdings Co., Ltd.	28,045	86,523
China Minsheng Banking Corp. Ltd., H Shares	382,900	350,961
China Mobile Ltd.	58,000	587,677
China National Building Material Co., Ltd., H Shares @	394,000	272,869
See notes to portfolio of investments

	SHARES	VALUE †
COMMON STOCKS (Continued)
China (Continued)
China National Materials Co., Ltd., H Shares	121,000	$68,155
China Oil & Gas Group Ltd.	200,000	13,570
China Oilfield Services Ltd., H Shares	124,000	113,498
China Oriental Group Co. Ltd.	38,000	27,193
China Overseas Grand Oceans Group Ltd.	77,000	49,680
China Overseas Land & Investment Ltd.	338,000	1,099,032
China Petroleum & Chemical Corp., ADR	6,621	501,607
China Petroleum & Chemical Corp., H Shares	2,062,400	1,544,503
China Railway Construction Corp. Ltd., H Shares	171,500	217,350
China Railway Group Ltd., H Shares	173,000	143,067
China Reinsurance Group Corp., H Shares	196,000	43,407
China Resources Cement Holdings Ltd.	166,000	102,002
China Resources Enterprise Ltd.	21,456	58,092
China Resources Land Ltd.	270,000	826,079
China SCE Property Holdings Ltd.	151,000	73,648
China Shanshui Cement Group Ltd. *@§	112,501	63,368
China Shenhua Energy Co., Ltd.	295,500	694,529
China Shineway Pharmaceutical Group Ltd.	24,000	21,353
China Silver Group Ltd.	116,000	34,451
China Singyes Solar Technologies Holdings Ltd. *@	36,000	12,028
China South City Holdings Ltd.	308,000	87,926
China Southern Airlines Co., Ltd., H Shares	70,000	48,210
China Taiping Insurance Holdings Co. Ltd.	45,800	122,538
China Travel International Investment Hong Kong Ltd.	374,000	136,930
China Unicom Hong Kong Ltd. *	132,000	183,512
China Unicom Hong Kong Ltd., ADR *	55,304	775,915
China Yurun Food Group Ltd. *	23,000	2,738
China ZhengTong Auto Services Holdings Ltd.	91,500	99,329
China Zhongwang Holdings Ltd. @	154,000	78,660
Chongqing Rural Commercial Bank Co., Ltd., H Shares	226,000	143,210
CIFI Holdings Group Co., Ltd.	240,000	133,647
CIMC Enric Holdings Ltd. *	4,000	2,617
CITIC Ltd.	330,000	487,506
Citic Resources Holdings Ltd.	150,000	17,282
CITIC Securities Co., Ltd., Class H	19,500	42,886
CNOOC Ltd.	952,000	1,228,450
Comba Telecom Systems Holdings Ltd.	193,600	36,928
Concord New Energy Group Ltd.	420,000	19,356
Coolpad Group Ltd. *§	240,200	4,804
COSCO SHIPPING Development Co., Ltd., H Shares *	70,200	15,906
COSCO SHIPPING Energy Transportation Co., Ltd., H Shares	92,000	50,996
COSCO SHIPPING Ports Ltd.	123,835	137,760
Country Garden Holdings Co., Ltd.	153,000	243,261
CPMC Holdings Ltd.	25,000	14,722
CRCC High-Tech Equipment Corp. Ltd., H Shares	64,000	21,056
Dah Chong Hong Holdings Ltd.	81,000	40,025
Dongfeng Motor Group Co., Ltd., H Shares	168,000	221,947
Dongyue Group Ltd.	162,000	100,581
Everbright Securities Co., Ltd., Class H @±	16,000	21,752
Fantasia Holdings Group Co., Ltd.	142,500	20,249
Fosun International Ltd.	157,500	331,872
Fufeng Group Ltd. *	123,000	84,240
Fullshare Holdings Ltd. *@	77,500	33,732
Future Land Development Holdings Ltd.	170,000	83,568
GCL-Poly Energy Holdings Ltd. *@	899,000	123,141
Gemdale Properties & Investment Corp. Ltd.	226,000	25,460
Glorious Property Holdings Ltd. *	228,000	25,393
GOME Retail Holdings Ltd. @	870,000	98,008
Greenland Hong Kong Holdings Ltd.	112,000	42,439
Greentown China Holdings Ltd. @	57,000	68,590
Guangshen Railway Co., Ltd., ADR	2,674	77,974
Guangzhou R&F Properties Co., Ltd., H Shares	109,600	253,951
Haitong Securities Co., Ltd., Class H	38,000	61,391
Harbin Electric Co., Ltd., H Shares	54,000	25,785
Hengdeli Holdings Ltd.	184,000	10,011
Hi Sun Technology China Ltd. *	72,000	16,591
Hilong Holding Ltd.	109,000	16,326
Hiroca Holdings Ltd.	8,000	30,075
Hopson Development Holdings Ltd.	58,000	66,749
Hua Han Health Industry Holdings Ltd. *@§	640,000	43,423
Huaneng Renewables Corp. Ltd., H Shares	480,000	158,533
Huishang Bank Corp. Ltd., H Shares	64,000	31,543
Industrial & Commercial Bank of China Ltd., H Shares	5,789,000	4,298,249
Jiangxi Copper Co., Ltd., H Shares	92,000	145,333
JinkoSolar Holding Co., Ltd. ADR *@	2,344	58,483
Joy City Property Ltd.	226,000	41,950
Ju Teng International Holdings Ltd.	56,000	22,080
K Wah International Holdings Ltd.	55,000	33,092
Kaisa Group Holdings Ltd. *@	205,000	152,472
Kingboard Chemical Holdings Ltd.	75,000	397,006
Kingboard Laminates Holdings Ltd.	50,000	80,777
Kunlun Energy Co., Ltd. @	318,000	310,607
KWG Property Holding Ltd.	147,500	157,666
Legend Holdings Corp., H Shares ±	15,100	37,617
Logan Property Holdings Co., Ltd. @	62,000	63,972
Longfor Properties Co., Ltd.	102,000	257,233
Lonking Holdings Ltd.	254,000	106,977
Maanshan Iron & Steel Co., Ltd., H Shares *	116,000	56,726
Maoye International Holdings Ltd.	82,000	9,028
Metallurgical Corp. of China Ltd., H Shares	76,000	25,004
Mingfa Group International Co., Ltd. *§	91,000	2,621
MMG Ltd. *	131,999	58,804
Nine Dragons Paper Holdings Ltd.	102,000	200,563
People's Insurance Co. Group of China Ltd. (The), H Shares	379,000	169,326
PetroChina Co., Ltd., H Shares	1,874,000	1,187,503
Poly Culture Group Corp. Ltd. H Shares	6,400	15,304
Poly Property Group Co., Ltd. *	229,000	117,555
Powerlong Real Estate Holdings Ltd.	183,000	93,238
PW Medtech Group Ltd. *	97,000	20,737
Qinhuangdao Port Co., Ltd. H Shares *	26,500	9,058
Red Star Macalline Group Corp. Ltd., H Shares ±	34,200	42,468
Renhe Commercial Holdings Co., Ltd. *@	726,000	16,729
Ronshine China Holdings Ltd. *	24,000	27,651
Seaspan Corp.	3,228	22,887
Semiconductor Manufacturing International Corp. *@	271,800	306,887
Shandong Chenming Paper Holdings Ltd., H Shares	45,000	85,258

See notes to portfolio of investments

	SHARES	VALUE †
COMMON STOCKS (Continued)
China (Continued)
Shanghai Electric Group Co., Ltd., H Shares *@	104,000	$45,799
Shanghai Industrial Holdings Ltd.	45,000	136,240
Shanghai Industrial Urban Development Group Ltd.	52,000	11,450
Shanghai Jin Jiang International Hotels Group Co., Ltd., H Shares	148,000	55,323
Shanghai Prime Machinery Co., Ltd., Class H	106,000	22,390
Shengjing Bank Co., Ltd., H Shares ±	12,500	9,857
Shenzhen International Holdings Ltd.	50,097	94,145
Shenzhen Investment Ltd.	347,143	157,316
Shimao Property Holdings Ltd.	147,500	319,864
Shougang Concord International Enterprises Co., Ltd. *	606,000	17,843
Shougang Fushan Resources Group Ltd.	176,000	39,879
Shui On Land Ltd.	127,500	32,807
Shunfeng International Clean Energy Ltd. *	220,000	12,110
Sino-Ocean Land Holdings Ltd.	246,212	164,213
Sinofert Holdings Ltd. *@	244,000	44,355
Sinopec Engineering Group Co., Ltd., H Shares	68,000	59,977
Sinopec Kantons Holdings Ltd.	64,000	43,095
Sinotrans Ltd., H Shares	170,000	86,397
Sinotrans Shipping Ltd. @	51,573	14,855
Sinotruk Hong Kong Ltd.	60,000	83,107
Skyworth Digital Holdings Ltd.	224,477	114,658
SOHO China Ltd. *	209,000	119,595
Sunac China Holdings Ltd. @	82,000	375,275
TCC International Holdings Ltd. §	196,000	90,829
TCL Multimedia Technology Holdings Ltd.	29,000	13,736
Tian An China Investment Co., Ltd. *	10,000	7,681
Tianjin Port Development Holdings Ltd. *	180,000	28,573
Tomson Group Ltd.	24,000	12,044
Truly International Holdings Ltd. @	120,000	40,248
United Energy Group Ltd. *	402,000	18,012
Wasion Group Holdings Ltd.	48,000	24,333
Weichai Power Co., Ltd., H Shares	103,000	112,868
Welling Holding Ltd.	64,000	11,634
West China Cement Ltd. *	198,000	32,191
Xiamen International Port Co., Ltd., Class H	94,000	17,809
Xingda International Holdings Ltd.	73,932	27,731
Yanzhou Coal Mining Co., Ltd., H Shares	120,000	118,132
Yuexiu Property Co., Ltd.	863,033	175,665
Yuzhou Properties Co., Ltd.	153,000	82,654
Zhongsheng Group Holdings Ltd.	35,500	76,893
Zoomlion Heavy Industry Science & Technology Co., Ltd., H Shares @	57,000	25,101
		37,951,914
Colombia — 0.4%
Almacenes Exito SA	33,596	176,868
Grupo Argos SA	40,496	291,246
Grupo de Inversiones Suramericana SA	25,234	351,277
Grupo Nutresa SA	2,733	24,979
		844,370
Czech Republic — 0.3%
CEZ, AS	18,401	369,395
Unipetrol, AS	10,432	161,348
		530,743
Greece — 0.1%
Alpha Bank AE *	927	1,830
Ellaktor SA *	11,652	21,621
GEK Terna Holding Real Estate Construction SA *	8,282	37,783
Hellenic Petroleum SA	6,531	55,577
Marfin Investment Group Holdings SA *	45,244	5,080
Mytilineos Holdings SA *	11,301	111,528
Piraeus Bank SA *	26	89
		233,508
Hungary — 0.3%
MOL Hungarian Oil & Gas PLC	34,336	390,584
OTP Bank PLC	8,053	302,147
		692,731
India — 12.4%
ACC Ltd.	3,834	97,435
Adani Enterprises Ltd.	48,033	85,227
Adani Ports & Special Economic Zone Ltd.	16,750	96,931
Adani Power Ltd. *	151,426	68,503
Adani Transmissions Ltd. *	48,033	112,986
Aditya Birla Capital Ltd. *	28,455	80,547
Aditya Birla Fashion & Retail Ltd. *	32,278	80,769
Allahabad Bank Ltd. *	1,836	1,854
Ambuja Cements Ltd.	58,052	237,736
Apollo Tyres Ltd.	62,493	235,353
Arvind Ltd.	9,591	54,584
Ashoka Buildcon Ltd.	4,899	14,021
Axis Bank Ltd.	134,335	1,049,261
Bajaj Finserv Ltd.	1,960	155,282
Bajaj Holdings & Investment Ltd.	5,460	232,794
Balkrishna Industries Ltd.	3,062	79,925
Balrampur Chini Mills Ltd.	11,491	28,332
Bank of Baroda	63,461	134,024
Bank of India *	22,041	46,498
Bharat Electronics Ltd.	27,970	70,139
Bharat Electronics Ltd. *§~	2,797	7,014
Bharat Heavy Electricals Ltd. *§~	34,208	43,990
Bharat Heavy Electricals Ltd.	68,415	87,980
Bharti Airtel Ltd.	193,898	1,152,642
Birla Corp. Ltd.	2,074	28,783
Brigade Enterprises Ltd.	3,480	13,319
Canara Bank	11,933	56,313
Ceat Ltd.	3,536	92,436
CG Power and Industrial Solutions Ltd. *	49,779	60,052
Chambal Fertilizers and Chemicals Ltd.	10,299	22,381
Cipla Ltd.	8,595	77,081
Coffee Day Enterprises Ltd. *±	3,077	10,269
Container Corp. of India Ltd.	3,682	76,098
Coromandel International Ltd.	7,470	49,192
Corporation Bank *	735	450
Cox & Kings Ltd.	11,953	50,689
Crompton Greaves Consumer Electricals Ltd.	30,619	97,735
Cyient Ltd.	7,451	57,953
DCB Bank Ltd.	3,524	9,768
DCM Shriram Ltd.	4,319	28,068
Dewan Housing Finance Corp. Ltd.	35,252	299,388
DLF Ltd.	35,103	88,859
EID Parry India Ltd.	7,288	38,387
EIH Ltd.	13,530	28,087
Engineers India Ltd.	23,542	53,863
Exide Industries Ltd.	24,616	77,820
Federal Bank Ltd.	149,915	259,345
GAIL India Ltd.	74,367	476,862
GAIL India Ltd., GDR	207	7,959
Gateway Distriparks Ltd.	5,474	19,275
Graphite India Ltd.	7,288	41,673
Grasim Industries Ltd.	20,325	353,167

See notes to portfolio of investments

	SHARES	VALUE †
COMMON STOCKS (Continued)
India (Continued)
Great Eastern Shipping Co., Ltd. (The)	11,618	$67,944
Gujarat Fluorochemicals Ltd.	5,933	61,310
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	4,596	21,319
Gujarat State Petronet Ltd.	33,607	103,723
Himachal Futuristic Communications Ltd. *	111,266	41,137
Hindalco Industries Ltd.	169,579	625,147
Housing Development & Infrastructure Ltd. *	33,952	29,316
HSIL Ltd.	2,665	15,912
ICICI Bank Ltd.	201,300	853,645
ICICI Bank Ltd., ADR	82,445	705,729
IDBI Bank Ltd. *	16,131	12,953
Idea Cellular Ltd.	194,607	231,789
IDFC Bank Ltd.	28,677	24,717
IDFC Ltd.	28,677	25,837
IFCI Ltd. *	131,851	46,628
IIFL Holdings Ltd.	25,376	236,200
India Cements Ltd. (The)	43,497	114,935
Indiabulls Housing Finance Ltd.	8,112	148,530
Indian Bank	12,173	48,882
Indian Hotels Co., Ltd. (The)	31,104	56,189
Infosys Ltd.	23,300	320,678
Ipca Laboratories Ltd.	4,046	30,444
Jain Irrigation Systems Ltd.	44,473	64,749
Jaiprakash Associates Ltd. *	179,807	49,962
Jammu & Kashmir Bank Ltd. (The) *	24,690	27,839
Jindal Saw Ltd.	14,261	24,671
Jindal Steel & Power Ltd. *	75,532	156,279
JM Financial Ltd.	16,063	33,899
JSW Energy Ltd.	86,186	98,430
JSW Steel Ltd.	146,710	560,157
Jubilant Life Sciences Ltd.	9,690	97,901
Kalpataru Power Transmission Ltd.	2,760	15,570
Karnataka Bank Ltd. (The)	25,825	56,102
Karur Vysya Bank Ltd. (The)	21,915	48,396
Kaveri Seed Co., Ltd.	5,328	42,195
KPIT Technologies Ltd.	21,169	39,376
L&T Finance Holdings Ltd.	44,864	134,345
Larsen & Toubro Ltd.	25,272	442,995
LIC Housing Finance Ltd.	9,116	87,504
Mahindra & Mahindra Financial Services Ltd.	15,527	98,018
Mahindra & Mahindra Ltd.	36,386	700,759
Manappuram Finance Ltd.	39,514	58,436
Mindtree Ltd.	7,326	52,107
Mphasis Ltd.	16,347	154,899
MRF Ltd.	96	92,914
Muthoot Finance Ltd.	15,546	113,275
National Aluminium Co., Ltd.	84,641	101,460
Nava Bharat Ventures Ltd.	7,718	14,681
NCC Ltd.	58,777	74,596
NIIT Technologies Ltd.	6,690	55,736
Oberoi Realty Ltd.	14,000	91,197
Oriental Bank of Commerce *	14,300	25,986
PC Jeweller Ltd.	7,610	38,737
Persistent Systems Ltd.	4,682	48,096
Petronet LNG Ltd.	24,812	87,746
Piramal Enterprises Ltd.	7,203	291,445
Power Finance Corp. Ltd.	129,380	241,944
Prestige Estates Projects Ltd.	8,794	36,713
PTC India Ltd.	28,037	52,859
Punjab National Bank *	13,791	27,341
Rajesh Exports Ltd.	1,459	18,338
Ramco Cements Ltd. (The)	4,505	47,864
Raymond Ltd.	1,722	21,472
Redington India Ltd.	29,666	71,326
Reliance Communications Ltd. *	167,238	49,158
Reliance Industries Ltd.	358,391	4,286,207
Reliance Industries Ltd., GDR ±	20,576	490,738
Reliance Power Ltd. *	91,910	57,901
Rural Electrification Corp. Ltd.	117,454	275,294
Shriram City Union Finance Ltd.	2,207	70,278
Shriram Transport Finance Co., Ltd.	20,278	327,515
Sintex Industries Ltd.	60,470	24,810
Sintex Plastics Technology Ltd. *	60,470	84,243
Sobha Ltd.	6,105	36,497
South Indian Bank Ltd. (The)	67,916	29,269
SRF Ltd.	2,665	62,831
State Bank of India	115,109	448,048
State Bank of India Ltd., GDR	2,800	107,520
Steel Authority of India Ltd. *	29,636	24,341
Syndicate Bank *	19,381	18,485
Tata Chemicals Ltd.	12,834	126,729
Tata Global Beverages Ltd.	61,016	192,987
Tata Motors Ltd. *	174,932	1,081,541
Tata Steel Ltd.	45,337	452,884
Tech Mahindra Ltd.	49,574	347,291
TI Financial Holdings Ltd.	7,629	64,850
Time Technoplast Ltd.	8,850	26,488
Tube Investments of India Ltd. *§	7,629	29,549
TV18 Broadcast Ltd. *	55,772	33,086
Uflex Ltd.	3,166	20,890
Union Bank of India *	37,465	72,785
UPL Ltd.	2,720	32,401
VA Tech Wabag Ltd.	1,790	16,119
Vardhman Textiles Ltd.	2,832	57,869
Vedanta Ltd.	226,544	1,093,703
Vedanta Ltd., ADR	14,869	287,864
Videocon Industries Ltd. *	3,464	864
Wipro Ltd.	170,658	732,063
Wockhardt Ltd.	4,111	38,722
Zensar Technologies Ltd.	1,122	12,883
		26,265,081
Indonesia — 2.7%
Adaro Energy Tbk PT	2,688,600	364,295
Adhi Karya Persero Tbk PT	265,600	39,439
Agung Podomoro Land Tbk PT	1,262,900	26,254
Alam Sutera Realty Tbk PT	2,593,800	72,794
Aneka Tambang Tbk PT *	1,015,016	48,230
Astra Agro Lestari Tbk PT	39,844	44,003
Astra International Tbk PT	50,400	29,561
Astra Otoparts Tbk PT	19,600	3,492
Bank Bukopin Tbk PT	428,300	17,807
Bank Danamon Indonesia Tbk PT	378,773	146,233
Bank Mandiri Tbk PT	1,747,000	872,268
Bank Negara Indonesia Persero Tbk PT	1,027,766	564,665
Bank Pan Indonesia Tbk PT *	967,400	81,880
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	475,400	91,769
Bank Pembangunan Daerah Jawa Timur Tbk PT	69,000	3,586
Bank Tabungan Negara Tbk PT	671,490	157,042
Barito Pacific Tbk PT *	184,800	27,372

See notes to portfolio of investments

	SHARES	VALUE †
COMMON STOCKS (Continued)
Indonesia (Continued)
BISI International Tbk PT	94,000	$10,573
Bumi Serpong Damai Tbk PT	972,900	127,852
Ciputra Development Tbk PT	1,672,677	148,404
Eagle High Plantations Tbk PT *	1,380,100	26,436
Gajah Tunggal Tbk PT	177,100	9,007
Garuda Indonesia Persero Tbk PT *	400,470	9,931
Global Mediacom Tbk PT	1,084,300	45,484
Hanson International Tbk PT *	6,335,700	58,799
Holcim Indonesia Tbk PT *	308,000	18,866
Indah Kiat Pulp & Paper Corp., Tbk PT	344,500	107,169
Indo Tambangraya Megah Tbk PT	64,900	97,574
Indocement Tunggal Prakarsa Tbk PT	19,000	26,661
Indofood Sukses Makmur Tbk PT	412,300	257,898
Intiland Development Tbk PT	1,370,300	41,916
Japfa Comfeed Indonesia Tbk PT	565,400	53,312
Krakatau Steel Persero Tbk PT *	255,200	9,758
Lippo Cikarang Tbk PT *	74,400	23,089
Lippo Karawaci Tbk PT	2,849,275	153,369
Medco Energi Internasional Tbk PT *	1,179,200	68,288
Mitra Adiperkasa Tbk PT	51,800	26,921
MNC Investama Tbk PT *	4,910,300	36,456
Modernland Realty Tbk PT	1,758,100	38,115
Multipolar Tbk PT	1,293,500	16,518
Panin Financial Tbk PT *	2,998,200	54,314
Pembangunan Perumahan Persero Tbk PT	281,400	48,261
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	731,500	76,577
Ramayana Lestari Sentosa Tbk PT	356,300	23,808
Salim Ivomas Pratama Tbk PT	964,200	37,225
Semen Indonesia Persero Tbk PT	417,200	313,620
Sentul City Tbk PT *	1,477,400	16,344
Sri Rejeki Isman Tbk PT	996,900	25,757
Summarecon Agung Tbk PT	321,400	25,413
Surya Semesta Internusa Tbk PT	1,030,600	44,762
Tambang Batubara Bukit Asam Persero Tbk PT	101,200	78,517
Tiga Pilar Sejahtera Food Tbk PT *	168,600	11,641
Timah Tbk PT	762,382	46,131
Tunas Baru Lampung Tbk PT	317,700	32,787
United Tractors Tbk PT	190,500	452,595
Vale Indonesia Tbk PT *	362,800	69,764
Waskita Karya Persero Tbk PT	119,100	15,695
Wijaya Karya Persero Tbk PT	278,700	37,039
XL Axiata Tbk PT *	600,900	166,855
		5,580,191
Korea — 16.9%
Asiana Airlines, Inc. *	18,788	69,306
BNK Financial Group, Inc.	45,789	399,782
CJ E&M Corp.	702	47,317
CJ Hellovision Co., Ltd.	4,225	26,486
CJ O Shopping Co., Ltd.	354	61,166
Daeduck Electronics Co.	6,724	63,697
Daeduck GDS Co., Ltd.	4,539	75,891
Daelim Industrial Co., Ltd.	4,243	296,734
Daesang Corp.	3,420	66,289
Daesang Holdings Co., Ltd.	3,626	29,347
Daewoo Engineering & Construction Co., Ltd. *	5,588	35,177
Daewoo Shipbuilding & Marine Engineering Co., Ltd. *§	1,281	9,395
Daishin Securities Co., Ltd.	5,898	67,974
Daou Technology, Inc.	2,100	32,361
DGB Financial Group, Inc.	24,113	221,056
Dong Ah Tire & Rubber Co., Ltd.	1,550	32,750
Dong-A Socio Holdings Co., Ltd.	427	45,297
Dongkuk Steel Mill Co., Ltd.	7,956	74,326
Dongwon Development Co., Ltd.	12,028	57,759
Doosan Corp.	1,027	127,327
Doosan Heavy Industries & Construction Co., Ltd.	8,678	129,562
Doosan Infracore Co., Ltd. *	21,468	153,885
E-Mart Co., Ltd.	2,793	508,439
Eugene Corp.	10,995	52,702
Eugene Investment & Securities Co., Ltd. *	8,694	22,165
GS Engineering & Construction Corp. *	6,990	162,643
GS Holdings Corp.	9,519	545,201
Halla Holdings Corp.	1,447	79,466
Hana Financial Group, Inc.	32,935	1,361,568
Handsome Co., Ltd.	1,970	53,234
Hanil Cement Co., Ltd.	425	43,600
Hanjin Kal Corp. *	4,736	87,041
Hanjin Transportation Co., Ltd.	2,144	55,970
Hankook Tire Co., Ltd.	1,421	74,688
Hansol Holdings Co., Ltd. *	10,320	53,792
Hansol Paper Co., Ltd.	2,232	32,447
Hanwha Chem Corp.	20,042	567,829
Hanwha Corp.	8,404	322,850
Hanwha General Insurance Co., Ltd.	6,553	45,943
Hanwha Investment & Securities Co., Ltd. *	18,065	44,242
Hanwha Life Insurance Co., Ltd.	40,678	243,283
Hanwha Techwin Co., Ltd. *	1,943	56,321
Heungkuk Fire & Marine Insurance Co., Ltd. *	5,246	30,138
Humax Co., Ltd.	1,390	11,274
Hy-Lok Corp.	918	16,912
Hyosung Corp.	654	83,081
Hyundai Construction Equipment Co., Ltd. *	261	84,885
Hyundai Department Store Co., Ltd.	2,735	211,092
Hyundai Development Co.	2,259	70,412
Hyundai Electric & Energy System Co., Ltd. *	234	46,990
Hyundai Engineering & Construction Co., Ltd.	12,316	412,379
Hyundai Greenfood Co., Ltd.	3,476	47,041
Hyundai Heavy Industries Co., Ltd. *	622	78,744
Hyundai Home Shopping Network Corp.	431	45,533
Hyundai Hy Communications & Networks Co., Ltd.	3,997	12,511
Hyundai Marine & Fire Insurance Co., Ltd.	3,026	119,682
Hyundai Mobis Co., Ltd.	414	86,751
Hyundai Motor Co.	24,531	3,223,395
Hyundai Robotics Co., Ltd. *	728	270,771
Hyundai Rotem Co., Ltd. *	2,813	43,471
Hyundai Steel Co.	15,936	734,641
Hyundai Wia Corp.	3,011	171,667
Ilshin Spinning Co., Ltd.	296	30,237
Industrial Bank of Korea	38,675	486,244
Interpark Holdings Corp.	7,348	27,330
IS Dongseo Co., Ltd.	467	13,394
JB Financial Group Co., Ltd.	14,459	75,745
KB Financial Group, Inc.	6,566	321,607
KB Financial Group, Inc., ADR	30,036	1,472,665
KCC Corp.	261	85,340
KH Vatec Co., Ltd.	2,458	18,349
Kia Motors Corp.	50,352	1,391,401
KISWIRE Ltd.	840	25,596
Kolon Industries, Inc.	2,613	161,523
Korea Investment Holdings Co., Ltd.	2,566	137,110

See notes to portfolio of investments

	SHARES	VALUE †
COMMON STOCKS (Continued)
Korea (Continued)
Korea Line Corp. *	3,081	$93,209
Korean Air Lines Co., Ltd. *	3,267	87,854
Korean Reinsurance Co.	11,902	117,944
Kumho Tire Co., Inc. *	15,238	79,559
Kwang Dong Pharmaceutical Co., Ltd.	2,450	17,327
Kwangju Bank	4,582	48,606
LF Corp.	3,054	68,394
LG Chem Ltd.	202	69,135
LG Corp.	12,349	869,018
LG Display Co., Ltd.	12,166	324,505
LG Display Co., Ltd., ADR	62,695	841,367
LG Electronics, Inc.	19,410	1,396,415
LG Hausys Ltd.	907	70,637
LG International Corp.	4,279	101,992
LG Uplus Corp.	7,902	92,104
Lotte Chemical Corp.	240	79,207
Lotte Chilsung Beverage Co., Ltd. §	73	86,298
Lotte Confectionery Co., Ltd. §	244	35,364
LOTTE Fine Chemicals Co., Ltd.	3,112	112,351
Lotte Food Co., Ltd. §	93	49,368
LOTTE Himart Co., Ltd.	1,781	102,162
Lotte Shopping Co., Ltd. §~	1,273	273,973
LS Corp.	3,430	235,984
Mando Corp.	264	58,662
Meritz Fire & Marine Insurance Co., Ltd.	4,237	91,188
Meritz Securities Co., Ltd.	14,372	55,212
Mirae Asset Daewoo Co., Ltd.	25,854	221,893
Mirae Asset Life Insurance Co., Ltd.	13,679	59,656
Namyang Dairy Products Co., Ltd.	41	23,841
Nexen Corp.	2,630	18,898
Nexen Tire Corp.	4,225	48,877
NH Investment & Securities Co., Ltd.	20,951	248,774
NHN Entertainment Corp. *	844	50,330
Nong Shim Co., Ltd.	339	101,521
Nong Shim Holdings Co., Ltd.	185	17,767
OCI Co., Ltd.	2,081	186,233
Pan Ocean Co., Ltd. *	20,462	96,294
Poongsan Corp.	2,993	134,056
Posco Daewoo Corp.	5,839	98,391
POSCO, ADR	51,360	3,564,384
S&T Dynamics Co., Ltd. *	1,950	13,808
S&T Motiv Co., Ltd.	920	38,556
S-Oil Corp.	869	96,737
Sajo Industries Co., Ltd.	165	9,652
Samsung Card Co., Ltd.	3,768	121,230
Samsung Electro-Mechanics Co., Ltd.	2,647	235,731
Samsung Electronics Co., Ltd.	29	64,920
Samsung Fire & Marine Insurance Co., Ltd.	637	155,725
Samsung Heavy Industries Co., Ltd. *	29,124	284,794
Samsung Life Insurance Co., Ltd.	7,508	740,738
Samsung SDI Co., Ltd.	496	85,961
Samsung Securities Co., Ltd.	7,286	219,785
Samyang Corp.	427	35,007
Samyang Holdings Corp.	578	44,661
SeAH Besteel Corp.	1,570	43,110
SeAH Steel Corp.	446	36,682
Sebang Co., Ltd.	1,306	16,477
Sebang Global Battery Co., Ltd.	944	29,424
Seohan Co., Ltd.	5,607	10,280
Shinhan Financial Group Co., Ltd.	26,743	1,174,464
Shinhan Financial Group Co., Ltd., ADR	27,454	1,216,212
Shinsegae Co., Ltd.	1,093	186,087
SK Chemicals Co., Ltd.	3,310	188,713
SK Gas Co., Ltd.	873	71,877
SK Holdings Co., Ltd.	395	99,323
SK Hynix, Inc.	1,588	114,939
SK Innovation Co., Ltd.	11,354	1,972,712
SK Networks Co., Ltd.	19,140	120,487
SKC Co., Ltd.	4,392	158,179
SL Corp.	2,574	41,801
Ssangyong Cement Industrial Co., Ltd.	3,604	37,288
Ssangyong Motor Co. *	3,053	13,808
Sung Kwang Bend Co., Ltd.	4,581	37,357
Sungwoo Hitech Co., Ltd.	5,817	30,828
Taekwang Industrial Co., Ltd.	61	59,703
Taewoong Co., Ltd. *	2,152	31,284
Taeyoung Engineering & Construction Co., Ltd. *	6,376	46,929
Tongyang Life Insurance Co., Ltd.	6,487	43,328
Tongyang, Inc.	18,180	29,127
Unid Co., Ltd.	1,035	45,183
Wonik Holdings Co., Ltd. *	2,173	14,343
Woori Bank	35,181	548,287
Woori Bank, ADR	3,083	143,729
Young Poong Corp.	19	18,198
Youngone Corp.	1,575	44,829
Youngone Holdings Co., Ltd.	787	35,043
Yuanta Securities Korea Co., Ltd. *	15,682	45,731
		35,766,036
Malaysia — 2.7%
Affin Holdings Bhd	65,370	39,323
AirAsia Bhd	204,500	167,087
Alliance Financial Group Berhad	167,400	154,615
AMMB Holdings Berhad	305,987	315,951
Batu Kawan Berhad	18,800	85,129
Berjaya Corp. Berhad *	455,775	37,239
Berjaya Land Berhad *	215,200	20,386
Boustead Holdings Berhad	114,039	79,132
Boustead Plantations Bhd	11,600	4,423
Bumi Armada Bhd *	491,700	85,007
Cahya Mata Sarawak Bhd	22,500	21,368
CIMB Group Holdings Bhd	488,246	728,467
Coastal Contracts Bhd	55,400	16,794
DRB-Hicom Berhad	191,500	73,924
Eastern & Oriental Bhd	49,700	18,597
Eco World Development Group Bhd *	176,300	64,716
Ekovest Bhd	117,600	30,357
Felda Global Ventures Holdings Bhd	258,800	103,581
Genting Bhd	49,400	111,728
Genting Malaysia Bhd	78,700	100,274
HAP Seng Consolidated Berhad	44,800	96,549
Hap Seng Plantations Holdings Berhad	19,600	12,301
Hong Leong Bank Bhd	23,700	89,019
Hong Leong Financial Group Berhad	35,521	139,644
Hong Leong Industries Bhd	9,900	22,039
IJM Corp. Berhad	421,460	329,383
IOI Properties Group Bhd	244,750	117,086
Jaya Tiasa Holdings Bhd	54,200	13,863
KNM Group Bhd *	258,360	16,214
KSL Holdings Bhd *	91,419	27,496
Mah Sing Group Bhd	205,885	72,651
Malayan Banking Bhd	64,750	146,138
Malaysia Airports Holdings Bhd	58,000	116,755
Malaysia Building Society Bhd	235,486	63,019

See notes to portfolio of investments

	SHARES	VALUE †
COMMON STOCKS (Continued)
Malaysia (Continued)
Malaysian Resources Corp. Bhd	168,400	$42,274
Media Prima Bhd	174,000	33,172
Mega First Corp. Bhd	24,800	20,791
MISC Berhad	201,620	348,567
MKH Bhd	63,050	32,701
MMC Corp. Berhad	137,800	67,880
Muhibbah Engineering M Bhd	18,200	11,853
Multi-Purpose Holdings Bhd	86,100	36,907
Oriental Holdings Berhad	23,560	36,714
OSK Holdings Berhad	49,637	18,809
Parkson Holdings Bhd *	87,151	13,106
Pos Malaysia Berhad	21,200	26,359
PPB Group Berhad	23,000	91,837
Press Metal Bhd	21,560	19,250
RHB Capital Berhad	130,771	155,779
Sapura Energy Bhd	662,200	238,376
Sarawak Oil Palms Bhd	20,500	19,420
Selangor Properties Bhd	6,500	7,435
SP Setia Bhd Group	93,775	80,839
Star Publications Malaysia Bhd	2,200	891
Sunway Bhd	260,647	113,580
Supermax Corp. Bhd	71,200	28,665
Ta Ann Holdings Bhd	33,360	29,232
TA Enterprise Bhd	140,200	21,084
TA Global Berhad	55,560	4,869
TAN Chong Motor Holdings Bhd	9,600	3,956
Time dotCom Bhd	42,580	89,547
UEM Sunrise Bhd *	225,600	60,908
UMW Holdings Bhd *	75,700	99,499
UMW Oil & Gas Corp. Bhd *	188,561	13,397
Unisem M Bhd	81,900	73,123
United Malacca Bhd	7,800	11,785
UOA Development Bhd	105,700	64,834
Wah Seong Corp. Bhd	3,573	821
WCT Holdings Bhd *	159,955	66,293
YTL Corp. Berhad	851,809	274,354
		5,779,162
Mexico — 4.2%
Alfa SAB de CV, Class A	432,223	544,729
Alpek SA de CV	61,784	64,464
Axtel SAB de CV *	61,878	14,646
Cemex SAB de CV *	1,511,180	1,372,593
Cemex SAB de CV, ADR *	54,278	492,844
Coca-Cola Femsa SAB de CV, Series L	5,503	42,498
Consorcio ARA SAB de CV	33,090	11,484
Corpovael SA de CV	14,843	9,773
Credito Real SAB de CV SOFOM ER	28,241	47,890
El Puerto de Liverpool SAB de CV, Series C	8,508	68,713
Elementia SAB de CV *±	9,170	12,050
Fomento Economico Mexicano SAB de CV	3,325	31,749
Genomma Lab Internacional SAB de CV, Series B *	44,630	56,762
Grupo Aeromexico SAB de CV *	36,839	67,973
Grupo Aeroportuario del Pacifico SAB de CV, ADR @	1,924	197,268
Grupo Carso SAB de CV, Series A	40,727	160,783
Grupo Cementos de Chihuahua SAB de CV	10,244	52,435
Grupo Comercial Chedraui SA de CV	54,670	109,820
Grupo Elektra SAB de CV	5,444	246,645
Grupo Financiero Banorte SAB de CV	201,587	1,387,862
Grupo Financiero Inbursa SA	193,280	353,338
Grupo Financiero Interacciones SA de CV	16,197	96,684
Grupo Financiero Santander Mexico SAB de CV, Class B	189,211	384,033
Grupo Herdez SAB de CV	24,163	57,721
Grupo Industrial Saltillo SAB de CV	17,740	38,968
Grupo Mexico SAB de CV, Series B	561,872	1,720,791
Grupo Sanborns SAB de CV	49,041	57,363
Grupo Simec SAB de CV, Series B *	9,186	32,113
Industrias Bachoco SAB de CV, ADR	1,639	108,994
Industrias Bachoco SAB de CV, Series B	5,634	31,224
Industrias CH SAB de CV, Series B *	23,916	102,966
Industrias Penoles SAB de CV	2,394	59,607
La Comer SAB de CV *	37,216	37,196
Mexichem SAB de CV	150,008	395,491
Minera Frisco SAB de CV, Class A1 *	20,406	12,954
Nemak SAB de CV ±	56,001	48,128
Organizacion Cultiba SAB de CV	12,807	11,358
Organizacion Soriana SAB de CV, Class B *	103,520	239,387
Promotora y Operadora de Infraestructura SAB de CV	4,078	43,055
TV Azteca SAB de CV	89,776	16,466
Vitro SAB de CV, Series A	8,341	34,408
		8,875,226
Philippines — 1.2%
Alliance Global Group, Inc.	479,100	151,276
Ayala Corp.	1,760	33,607
Bank of the Philippine Islands	31,410	61,491
BDO Unibank, Inc.	121,107	311,591
Belle Corp.	180,000	13,323
Bloomberry Resorts Corp. *	110,000	23,170
Cebu Air, Inc.	23,560	50,877
China Banking Corp.	33,404	23,245
Cosco Capital, Inc.	257,000	42,901
DMCI Holdings, Inc.	47,300	14,525
East West Banking Corp.	19,200	12,265
Emperador, Inc.	147,300	20,993
Energy Development Corp.	68,136	7,538
Filinvest Land, Inc.	1,435,000	57,344
First Philippine Holdings Corp.	33,750	45,144
GT Capital Holdings, Inc.	1,840	42,052
JG Summit Holdings, Inc.	291,750	430,738
Lopez Holdings Corp.	414,200	49,248
LT Group, Inc.	220,200	76,204
Megaworld Corp.	1,270,700	130,823
Metropolitan Bank & Trust	38,258	65,145
Petron Corp.	421,800	87,018
Philex Mining Corp.	66,900	10,970
Philippine National Bank *	30,748	35,802
Premium Leisure Corp.	846,000	26,812
Rizal Commercial Banking Corp.	34,780	33,959
Robinsons Land Corp.	319,900	159,322
Robinsons Retail Holdings, Inc.	22,800	44,434
San Miguel Corp.	67,120	129,881
Security Bank Corp.	45,980	220,127
Top Frontier Investment Holdings, Inc. *	8,630	49,708
Travellers International Hotel Group, Inc.	183,800	13,930
Union Bank of the Philippines	2,590	4,418
Vista Land & Lifescapes, Inc.	975,500	122,131
		2,602,012
Poland — 1.7%
Alior Bank SA *	2,291	43,001
Asseco Poland SA	15,111	191,693
Bank Millennium SA *	87,626	168,336
Cyfrowy Polsat SA	3,775	26,846
Enea SA	32,379	131,326

See notes to portfolio of investments

	SHARES	VALUE †
COMMON STOCKS (Continued)
Poland (Continued)
Grupa Azoty SA	6,701	$146,544
Grupa Lotos SA	18,791	307,690
Kernel Holding SA	5,526	84,261
KGHM Polska Miedz SA	11,675	375,622
LC Corp. SA	26,490	20,617
Lubelski Wegiel Bogdanka SA	963	19,793
Netia SA	36,890	38,619
Orbis SA	1,581	41,117
PGE SA *	128,687	469,043
PKP Cargo SA *	3,933	61,975
Polski Koncern Naftowy Orlen SA	22,940	765,086
Powszechna Kasa Oszczednosci Bank Polski SA *	55,970	541,908
Tauron Polska Energia SA *	92,014	94,561
		3,528,038
Russia — 1.9%
Gazprom PAO, ADR	373,442	1,564,722
Lukoil PJSC, ADR	38,049	2,013,934
Magnitogorsk Iron & Steel Works PJSC, GDR	493	4,762
Magnitogorsk Iron & Steel Works PJSC, GDR	5,402	52,183
Rosneft Oil Co. PJSC, GDR	41,772	232,044
RusHydro PJSC, ADR	43,136	61,900
		3,929,545
Singapore — 0.0%
Technovator International Ltd. *	34,000	10,402
South Africa — 7.0%
Aeci Ltd.	22,951	171,894
African Oxygen Ltd.	8,358	14,230
African Phoenix Investments Ltd. *	72,611	3,379
African Rainbow Minerals Ltd.	8,645	65,150
Alexander Forbes Group Holdings Ltd.	70,087	34,943
Allied Electronics Corp. Ltd., Class A *	12,228	11,290
Alviva Holdings Ltd.	8,204	11,695
Anglo American Platinum Ltd. *	3,677	93,699
AngloGold Ashanti Ltd., ADR	47,680	442,947
ArcelorMittal South Africa Ltd. *	23,974	8,145
Ascendis Health Ltd.	19,546	29,163
Aveng Ltd. *	43,063	9,224
Barclays Africa Group Ltd.	75,501	775,156
Barloworld Ltd.	39,661	364,745
Bidvest Group Ltd. (The)	3,233	41,230
Blue Label Telecoms Ltd.	3,193	4,127
Caxton & CTP Publishers & Printers Ltd.	18,814	18,482
Clover Industries Ltd.	27,051	26,974
Consolidated Infrastructure Group Ltd. *@	13,903	12,662
DataTec Ltd. @	43,259	182,989
EOH Holdings Ltd.	6,411	45,312
Exxaro Resources Ltd.	30,820	279,659
Gold Fields Ltd., ADR	163,422	704,349
Grindrod Ltd. *	36,236	36,935
Group Five Ltd.	12,182	9,799
Harmony Gold Mining Co., Ltd., ADR	55,043	100,729
Hudaco Industries Ltd.	4,134	38,748
Impala Platinum Holdings Ltd. *	54,743	125,346
Imperial Holdings Ltd.	34,161	482,512
Investec Ltd.	35,003	253,369
Invicta Holdings Ltd.	2,388	8,819
KAP Industrial Holdings Ltd.	132,422	82,845
Kumba Iron Ore Ltd.	9,976	162,409
Lewis Group Ltd.	16,007	35,469
Liberty Holdings Ltd.	21,825	169,651
Merafe Resources Ltd.	282,183	31,264
Metair Investments Ltd.	23,331	31,346
Mmi Holdings Ltd. @	152,272	195,138
Mondi Ltd.	1,108	29,583
Mpact Ltd.	27,799	52,770
MTN Group Ltd.	205,578	1,888,638
Murray & Roberts Holdings Ltd.	70,150	82,903
Nampak Ltd. *	66,852	86,906
Nedbank Group Ltd.	27,286	408,421
Omnia Holdings Ltd.	11,411	117,298
Peregrine Holdings Ltd.	11,003	23,804
PPC Ltd. *	147,503	68,856
Raubex Group Ltd.	16,897	24,711
RCL Foods Ltd.	15,951	17,967
Reunert Ltd.	23,086	115,475
Royal Bafokeng Platinum Ltd. *	9,415	22,204
Sanlam Ltd.	5,068	25,327
Sappi Ltd.	35,887	244,022
Sasol Ltd.	25,120	688,359
Sasol Ltd., ADR @	44,369	1,221,479
Sibanye-Stillwater	170,331	191,483
Standard Bank Group Ltd.	207,913	2,423,470
Steinhoff International Holdings NV @	277,126	1,228,760
Super Group Ltd. *	56,256	178,673
Telkom SA SOC Ltd.	55,054	241,097
Tongaat Hulett Ltd.	15,539	131,990
Trencor Ltd.	15,155	42,536
Tsogo Sun Holdings Ltd.	34,061	50,970
Wilson Bayly Holmes-Ovcon Ltd.	6,827	74,267
		14,797,792
Taiwan — 16.2%
A-DATA Technology Co., Ltd.	20,000	54,280
Ability Enterprise Co., Ltd.	25,195	17,614
AcBel Polytech, Inc.	46,000	35,042
Acer, Inc. *	332,884	166,310
Alpha Networks, Inc.	53,200	42,281
Altek Corp.	23,905	21,836
Ambassador Hotel (The)	20,000	15,499
AmTRAN Technology Co., Ltd.	99,360	53,736
Arcadyan Technology Corp.	17,000	27,414
Ardentec Corp.	61,092	53,589
Asia Cement Corp.	269,269	237,533
Asia Optical Co., Inc.	25,000	91,924
Asia Pacific Telecom Co., Ltd. *	192,000	64,582
Asia Polymer Corp.	27,578	17,234
Asia Vital Components Co., Ltd.	53,000	44,743
Asustek Computer, Inc.	89,000	732,275
AU Optronics Corp.	868,000	347,784
AU Optronics Corp., ADR @	73,574	297,239
BES Engineering Corp.	229,000	49,917
Capital Securities Corp.	239,661	80,219
Career Technology MFG. Co., Ltd.	39,000	29,902
Casetek Holdings Ltd.	20,000	65,031
Cathay Financial Holding Co., Ltd.	937,000	1,489,362
Cathay Real Estate Development Co., Ltd.	70,000	38,550
Chang Hwa Commercial Bank Ltd.	597,265	323,016
Cheng Loong Corp.	114,000	67,105
Cheng Uei Precision Industry Co., Ltd.	62,543	86,522
Chia Hsin Cement Corp.	22,000	9,105

See notes to portfolio of investments

	SHARES	VALUE †
COMMON STOCKS (Continued)
Taiwan (Continued)
Chin-Poon Industrial Co., Ltd.	55,000	$105,560
China Airlines Ltd. *	422,111	159,384
China Bills Finance Corp.	110,000	53,687
China Development Financial Holding Corp.	1,191,468	357,550
China Life Insurance Co., Ltd.	266,513	250,922
China Metal Products	31,000	30,515
China Motor Corp.	71,195	62,804
China Steel Corp.	1,890,800	1,518,302
China Synthetic Rubber Corp.	64,324	95,243
Chipbond Technology Corp.	97,000	161,859
ChipMOS TECHNOLOGIES, Inc.	34,000	33,132
Chun Yuan Steel	30,000	11,130
Chung Hung Steel Corp. *	105,000	36,530
Chung Hwa Pulp Corp.	79,367	28,529
Chung-Hsin Electric & Machinery Manufacturing Corp.	87,000	60,249
Clevo Co.	71,000	68,954
CMC Magnetics Corp. *	288,337	40,126
Compal Electronics, Inc.	671,000	476,852
Compeq Manufacturing Co., Ltd.	127,000	137,998
Continental Holdings Corp.	42,000	17,729
Coretronic Corp.	64,800	75,754
CSBC Corp. *	67,240	27,163
CTBC Financial Holding Co., Ltd.	2,578,280	1,615,464
CyberTAN Technology, Inc.	37,000	22,512
D-Link Corp. *	77,112	27,972
Darfon Electronics Corp.	17,000	14,604
Darwin Precisions Corp.	38,000	30,013
Depo Auto Parts Ind Co., Ltd.	12,000	31,777
Dynapack International Technology Corp.	23,000	29,960
E Ink Holdings, Inc.	138,000	193,411
E.Sun Financial Holding Co., Ltd.	1,224,299	730,768
Elite Semiconductor Memory Technology, Inc.	45,000	59,804
Elitegroup Computer Systems Co., Ltd. *	58,877	44,657
Entie Commercial Bank Co., Ltd.	45,000	18,698
Epistar Corp. *	128,828	163,988
Eternal Materials Co., Ltd.	42,048	42,777
Eva Airways Corp.	334,469	163,242
Everest Textile Co., Ltd.	43,680	21,751
Evergreen International Storage & Transport Corp.	54,000	24,664
Evergreen Marine Corp. Taiwan Ltd. *	220,794	127,420
Everlight Chemical Industrial Corp.	56,000	34,718
Everlight Electronics Co., Ltd.	51,000	80,560
Far Eastern Department Stores Ltd.	134,220	67,499
Far Eastern International Bank	308,101	96,116
Far Eastern New Century Corp.	519,338	411,031
Farglory Land Development Co., Ltd.	51,721	58,332
Federal Corp.	75,590	35,272
Feng Hsin Iron & Steel Co.	54,000	93,846
First Financial Holding Co., Ltd.	1,168,658	749,584
First Steamship Co., Ltd. *	36,000	9,426
FocalTech Systems Co., Ltd.	26,000	30,738
Formosa Chemicals & Fibre Corp.	35,000	106,417
Formosa Taffeta Co., Ltd.	67,000	67,389
Formosan Rubber Group, Inc.	55,080	27,791
Formosan Union Chemical	19,715	11,638
Foxconn Technology Co., Ltd.	71,127	205,237
Fubon Financial Holding Co., Ltd.	1,119,211	1,745,768
Gemtek Technology Corp.	47,000	37,043
Genius Electronic Optical Co., Ltd. *	4,000	51,576
Getac Technology Corp.	45,000	62,327
Gigabyte Technology Co., Ltd.	76,000	95,865
Gigastorage Corp. *	77,000	44,945
Gintech Energy Corp. *	57,805	32,978
Gloria Material Technology Corp.	94,392	62,567
Goldsun Building Materials Co., Ltd. *	193,953	58,332
Grand Pacific Petrochemical	168,000	126,039
Great Wall Enterprise Co., Ltd.	88,300	93,180
Greatek Electronics, Inc.	33,000	54,739
Green Energy Technology, Inc. *	40,149	23,236
Green Seal Holding Ltd.	13,000	29,495
HannStar Display Corp.	443,770	171,953
Hey Song Corp.	31,750	32,562
Highwealth Construction Corp.	101,000	134,060
Ho Tung Chemical Corp. *	108,688	32,473
Holy Stone Enterprise Co., Ltd.	18,200	24,548
Hon Hai Precision Industry Co., Ltd.	239,335	828,722
Hong Pu Real Estate Development Co., Ltd.	45,000	31,238
Hsin Kuang Steel Co., Ltd.	20,000	18,203
HTC Corp. *	69,000	172,477
Hua Nan Financial Holdings Co., Ltd.	927,245	503,007
Huaku Development Co., Ltd.	39,000	85,140
Hung Sheng Construction Co., Ltd.	66,000	48,753
Ichia Technologies, Inc. *	72,000	43,332
Innolux Corp.	1,550,757	723,625
Inventec Co., Ltd.	388,282	286,820
ITEQ Corp.	20,000	38,517
Jih Sun Financial Holdings Co., Ltd.	235,822	56,304
KEE TAI Properties Co., Ltd.	99,000	32,811
Kindom Construction Corp.	42,000	24,515
King Yuan Electronics Co., Ltd.	185,100	181,596
King's Town Bank Co., Ltd.	121,000	127,688
Kinpo Electronics	230,000	78,123
Kinsus Interconnect Technology Corp.	44,000	103,456
Kuoyang Construction Co., Ltd.	39,000	15,433
L&K Engineering Co., Ltd.	16,000	17,306
LCY Chemical Corp.	61,000	81,269
Lealea Enterprise Co., Ltd. *	109,406	36,981
Lextar Electronics Corp. *	40,000	23,282
Li Peng Enterprise Co., Ltd. *	91,245	25,065
Lien Hwa Industrial Corp.	82,923	80,670
Lite-On Semiconductor Corp.	21,000	24,896
Lite-On Technology Corp.	319,874	456,752
Long Bon International Co., Ltd.	56,000	26,316
Long Chen Paper Co., Ltd.	91,249	134,809
Lotes Co., Ltd.	12,000	73,209
Lumax International Corp., Ltd.	7,200	13,795
Macronix International *	102,344	156,263
Masterlink Securities Corp.	120,725	33,243
MediaTek, Inc.	68,000	637,977
Mega Financial Holding Co., Ltd.	1,210,850	946,351
Mercuries & Associates Holdings Ltd.	56,014	41,377
Mercuries Life Insurance Co., Ltd. *	112,790	56,164
Micro-Star International Co., Ltd.	35,374	76,058
MIN AIK Technology Co., Ltd.	32,000	28,598
Mitac Holdings Corp.	48,059	58,243
Motech Industries, Inc. *	36,775	27,772
Nan Ya Printed Circuit Board Corp. *	24,200	19,033
Nantex Industry Co., Ltd.	33,000	24,050
Nanya Technology Corp.	31,000	87,713
Neo Solar Power Corp. *	91,849	46,948
Nien Hsing Textile Co., Ltd. §	44,358	33,864
OptoTech Corp. §~	72,000	51,405
Orient Semiconductor Electronics Ltd. *	62,000	18,688
Oriental Union Chemical Corp. *	58,000	46,574
Pan Jit International, Inc.	24,000	17,610
Pan-International Industrial Corp.	34,380	27,720

See notes to portfolio of investments

	SHARES	VALUE †
COMMON STOCKS (Continued)
Taiwan (Continued)
Pegatron Corp.	223,249	$579,399
POU Chen Corp.	132,133	165,798
Powertech Technology, Inc.	30,000	86,466
President Securities Corp. *	109,122	51,279
Prince Housing & Development Corp.	148,970	55,267
Qisda Corp.	315,400	222,581
Radiant Opto-Electronics Corp.	66,000	154,531
Radium Life Tech Co., Ltd. *	99,488	42,979
Realtek Semiconductor Corp.	14,000	48,246
Rich Development Co., Ltd.	120,978	36,783
Ritek Corp. *	188,247	31,846
Ruentex Development Co., Ltd. *	64,916	59,513
Sampo Corp.	62,000	30,158
San Fang Chemical Industry Co., Ltd.	13,000	15,198
Sanyang Industry Co., Ltd.	76,573	53,786
Shihlin Electric & Engineering Corp.	27,000	36,372
Shin Kong Financial Holding Co., Ltd.	881,813	264,044
Shin Zu Shing Co., Ltd.	16,000	43,108
Shining Building Business Co., Ltd. *	68,145	22,585
Shinkong Insurance Co., Ltd.	30,000	26,118
Shinkong Synthetic Fibers Corp.	186,151	55,862
Sigurd Microelectronics Corp.	53,000	43,957
Simplo Technology Co., Ltd.	12,600	66,897
Sincere Navigation Corp.	27,000	19,188
Sino-American Silicon Products, Inc. *	71,000	147,273
Sinon Corp.	25,000	14,263
SinoPac Financial Holdings Co., Ltd.	1,143,230	342,321
Sirtec International Co., Ltd.	15,000	24,832
Solar Applied Materials Technology Co. *	22,039	11,265
Supreme Electronics Co., Ltd.	39,000	38,583
Synnex Technology International Corp.	138,300	166,011
Systex Corp.	20,000	37,660
TA Chen Stainless Pipe Co., Ltd.	87,452	50,469
Taichung Commercial Bank Co., Ltd.	338,259	107,644
Taiflex Scientific Co., Ltd.	37,740	58,868
Tainan Spinning Co., Ltd.	142,427	62,938
Taishin Financial Holding Co., Ltd.	990,450	426,242
Taiwan Business Bank	480,264	130,820
Taiwan Cement Corp.	526,772	587,155
Taiwan Cogeneration Corp.	19,000	14,568
Taiwan Cooperative Financial Holding Co., Ltd.	830,676	428,706
Taiwan Fertilizer Co., Ltd.	87,000	112,609
Taiwan FU Hsing Industrial Co., Ltd.	21,000	27,043
Taiwan Glass Industrial Corp. *	169,321	86,269
Taiwan Hon Chuan Enterprise Co., Ltd.	36,925	66,973
Taiwan PCB Techvest Co., Ltd.	28,000	29,455
Taiwan Shin Kong Security Co., Ltd.	10,000	12,828
Taiwan Styrene Monomer	46,000	29,505
Taiwan Surface Mounting Technology Co., Ltd.	27,518	23,458
Taiwan Union Technology Corp.	24,000	63,633
Tatung Co., Ltd. *	298,784	122,178
Teco Electric & Machinery Co., Ltd.	247,000	221,147
Test Rite International Co., Ltd.	36,000	26,593
Thye Ming Industrial Co., Ltd.	10,000	12,268
Ton Yi Industrial Corp.	120,000	55,006
Tong Hsing Electronic Industries Ltd.	17,000	70,076
Tong Yang Industry Co., Ltd.	2,921	5,963
TPK Holding Co., Ltd. *	35,000	112,881
Tripod Technology Corp.	52,000	180,055
TSRC Corp.	72,000	75,979
Tung Ho Steel Enterprise Corp.	119,000	94,771
TXC Corp.	56,000	72,576
TYC Brother Industrial Co., Ltd.	21,000	22,368
U-Ming Marine Transport Corp. *	47,000	53,163
Unimicron Technology Corp.	197,000	106,218
Union Bank of Taiwan	147,593	43,415
Unitech Printed Circuit Board Corp. *	92,000	32,614
United Microelectronics Corp.	2,099,513	1,048,926
Universal Cement Corp.	46,836	35,601
UPC Technology Corp.	130,303	69,182
USI Corp.	129,540	63,651
Wafer Works Corp. *	20,000	17,478
Wah Lee Industrial Corp.	25,000	41,098
Walsin Lihwa Corp.	385,000	175,843
Wan Hai Lines Ltd.	133,650	81,537
Waterland Financial Holdings Co., Ltd.	162,000	48,508
Wei Chuan Foods Corp. *	41,000	25,554
Winbond Electronics Corp.	414,000	360,427
Wisdom Marine Lines Co., Ltd. *	55,836	50,452
Wistron Corp.	444,380	355,369
WPG Holdings Ltd.	245,000	326,004
WT Microelectronics Co., Ltd.	63,751	100,807
Xxentria Technology Materials Corp.	11,000	24,848
Yageo Corp.	37,439	260,507
Yang Ming Marine Transport Corp. *	88,488	36,768
YC INOX Co., Ltd.	50,000	40,892
Yeong Guan Energy Technology Group Co., Ltd.	18,000	43,926
YFY, Inc. *	150,385	60,503
Yieh Phui Enterprise Co., Ltd.	151,691	56,276
Yuanta Financial Holding Co., Ltd.	1,088,815	468,574
Yulon Motor Co., Ltd.	123,272	105,491
Yung Chi Paint & Varnish Manufacturing Co., Ltd.	5,000	13,224
Zhen Ding Technology Holding Ltd.	62,000	125,538
Zinwell Corp.	43,000	39,279
		34,259,025
Thailand — 2.8%
AP Thailand PCL	308,500	72,615
Asia Aviation PCL	299,900	58,901
Bangchak Corp. PCL	74,000	88,756
Bangkok Bank PCL, NVDR	23,100	129,180
Bangkok Insurance PCL	2,100	22,228
Bangkokland PCL	1,039,700	56,116
Banpu PCL	178,550	94,227
Cal-Comp Electronics Thailand PCL	121,100	12,782
Charoen Pokphand Foods PCL	215,300	172,692
Esso Thailand PCL *	67,600	27,364
Hana Microelectronics PCL	43,900	62,526
Indorama Ventures PCL	61,800	78,292
IRPC PCL	1,153,000	217,808
Kasikornbank PCL, NVDR	12,000	74,483
Khon Kaen Sugar Industry PCL	135,600	18,460
Kiatnakin Bank PCL	47,700	99,762
Krung Thai Bank PCL	560,075	315,724
MBK PCL	41,900	23,494
Precious Shipping PCL *	87,600	29,682
Pruksa Holding PCL	16,800	11,838
PTT Exploration & Production PCL	263,600	707,412
PTT Global Chemical PCL	194,328	448,673
PTT PCL	190,800	2,334,225
Quality Houses PCL	280,800	23,239
See notes to portfolio of investments

	SHARES	VALUE †
COMMON STOCKS (Continued)
Thailand (Continued)
Sansiri PCL	950,800	$65,002
Star Petroleum Refining PCL	93,200	49,465
Thai Airways International PCL *	92,500	50,480
Thai Oil PCL	83,700	232,151
Thaicom PCL	48,300	24,041
Thanachart Capital PCL	81,200	118,696
Thoresen Thai Agencies PCL	166,348	49,131
Tisco Financial Group PCL	22,000	50,795
TMB Bank PCL	278,300	21,029
TPI Polene PCL	1,068,700	71,781
Vinythai PCL	42,500	25,487
		5,938,537
Turkey — 1.2%
Akbank TAS	116,047	306,162
Aksa Akrilik Kimya Sanayii	9,237	30,851
Anadolu Efes Biracilik Ve Malt Sanayii AS	4,490	26,363
Dogan Sirketler Grubu Holding AS *	220,612	53,869
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	8,587	10,363
Enka Insaat ve Sanayi AS	47,083	68,452
Eregli Demir ve Celik Fabrikalari TAS	11,032	23,934
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class A *	34,111	22,786
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D *	116,190	74,026
Koza Altin Isletmeleri AS *	2,999	26,262
Koza Anadolu Metal Madencilik Isletmeleri AS *	13,776	27,297
Sekerbank TAS *	54,778	22,293
Selcuk Ecza Deposu Ticaret ve Sanayi AS	11,784	10,848
Tekfen Holding AS	22,706	74,625
Trakya Cam Sanayi AS	69,227	70,530
Turk Hava Yollari *	64,227	157,731
Turk Sise ve Cam Fabrikalari AS	118,833	136,745
Turkiye Garanti Bankasi AS	83,753	227,544
Turkiye Halk Bankasi AS	89,739	305,263
Turkiye Is Bankasi	249,445	474,673
Turkiye Sinai Kalkinma Bankasi AS	162,898	63,551
Turkiye Vakiflar Bankasi TAO	113,664	200,023
Yapi ve Kredi Bankasi AS *	100,385	121,715
		2,535,906
TOTAL COMMON STOCKS (Identified Cost $190,936,459)		206,477,236
PREFERRED STOCKS — 2.1%
Brazil — 2.0%
Banco ABC Brasil SA, 7.120%	17,510	97,525
Banco do Estado do Rio Grande do Sul SA, PF B, 10.740%	22,800	126,989
Cia Brasileira de Distribuicao, 2.550% *	943	22,331
Cia Ferro Ligas da Bahia - FERBASA, 9.920%	4,895	23,384
Marcopolo SA, 0.058%	88,210	121,154
Petroleo Brasileiro SA, 0.998% *	395,307	1,909,665
Petroleo Brasileiro SA, ADR, 0.900% *	142,818	1,379,622
Suzano Papel e Celulose SA, PF A, 2.330%	67,500	390,233
Unipar Carbocloro SA, 40.990%	3,300	12,399
Usinas Siderurgicas de Minas Gerais SA, PF A, 1.910% *	85,012	208,829
		4,292,131
Colombia — 0.1%
Avianca Holdings SA, 2.500%	41,262	40,537
Grupo Argos SA, 1.430%	10,778	70,468
Grupo de Inversiones Suramericana SA, 1.120%	11,110	152,012
		263,017
TOTAL PREFERRED STOCKS (Identified Cost $5,198,848)		4,555,148

RIGHTS AND WARRANTS — 0.0%
Brazil — 0.0%
Cosan Logistica SA *	2,172	700
Korea — 0.0%
Hanwha Non Life Insurance Co. *§~	1,502	1,075
Hyundai Construction Equipment Co., Ltd. *§~	81	6,931
Hyundai Electric & Energy System Co., Ltd. *§~	72	2,766
		10,772
Malaysia — 0.0%
Sunway Bhd *§~	33,512	—
UMW Oil & Gas Corp. Bhd *	527,970	625
		625
TOTAL RIGHTS AND WARRANTS (Identified Cost $0)		12,097

SHORT-TERM INVESTMENTS — 1.7%
Investment Company — 0.0%
State Street Institutional U.S. Government Money Market Fund, 0.670%	98,146	98,146
Collateral For Securities On Loan — 1.7%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.000%	3,535,160	3,535,160
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $3,633,306)		3,633,306

Total Investments — 101.5%
(Identified Cost $199,768,613) #		214,677,787

Liabilities, Less Cash and Other Assets — (1.5%)		(3,260,114)
Net Assets — 100.0%		$211,417,673

†	See Note 1
*	Non-income producing security
@	A portion or all of the security were held on loan. As of September 30, 2017, the market value of the securities on loan was $5,873,398.
±

144A Securities. Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities have been deemed by the Fund to be liquid and at September 30, 2017 amounted to $842,189 or 0.40% of the net assets of the Fund.

§	Fair valued security. Fair values are determined pursuant to procedures approved by the Fund's Board of Trustees. See Note 1
~	Bankrupt/delisted security
#

At September 30, 2017, the aggregate cost of investment securities for U. S. federal income tax purposes was $199,768,613. Net unrealized appreciation aggregated $14,909,174 of which $34,148,804 related to appreciated investment securities and $19,239,630 related to depreciated investment securities.

Key to abbreviations:
ADR — American Depositary Receipt
GDR — Global Depositary Receipt
NVDR — Non-Voting Depositary Receipt

See notes to portfolio of investments

SA Emerging Markets Value Fund

September 30, 2017
Country Weightings (% of portfolio market value) + (Unaudited)

Country	Percentage
China	18.0%
Korea	17.0%
Taiwan	16.2%
India	12.4%
Brazil	8.5%
South Africa	7.0%
Mexico	4.2%
Thailand	2.8%
Malaysia	2.7%
Other	11.2%
100.0%

+	Excludes Short-Term Investments

SA Emerging Markets Value Fund

Ten largest industry holdings as of September 30, 2017 +
(As a percentage of net assets) (Unaudited):

Industry	Percentage
Commercial Banks	23.5%
Oil, Gas & Consumable Fuels	14.2%
Metals & Mining	10.7%
Real Estate Management & Development	4.6%
Electronic Equipment, Instruments & Components	3.7%
Chemicals	3.4%
Automobiles	3.4%
Industrial Conglomerates	2.7%
Construction Materials	2.6%
Semiconductors & Semiconductor Equipment	2.4%

+	Excludes Short-Term Investments

SA Real Estate Securities Fund
PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2017 (Unaudited)

	SHARES	VALUE †
COMMON STOCKS — 99.3%
Real Estate Investment Trusts (REITs) — 99.3%
Acadia Realty Trust	17,192	$492,035
Agree Realty Corp.	5,009	245,842
Alexander's, Inc.	518	219,679
Alexandria Real Estate Equities, Inc.	17,452	2,076,264
American Assets Trust, Inc.	8,315	330,688
American Campus Communities, Inc.	27,869	1,230,416
American Homes 4 Rent., Class A	39,177	850,533
American Tower Corp.	25,628	3,502,835
Apartment Investment & Management Co., Class A	34,134	1,497,117
Apple Hospitality REIT, Inc.	33,183	627,491
Ashford Hospitality Prime, Inc.	7,756	73,682
Ashford Hospitality Trust, Inc.	19,998	133,387
AvalonBay Communities, Inc.	25,991	4,637,314
Bluerock Residential Growth REIT, Inc.	3,300	36,498
Boston Properties, Inc.	29,753	3,656,049
Brandywine Realty Trust	39,490	690,680
Brixmor Property Group, Inc.	55,900	1,050,920
BRT Apartments Corp.	400	4,288
Camden Property Trust	18,428	1,685,241
CareTrust REIT, Inc.	11,450	218,008
CBL & Associates Properties, Inc. @	34,365	288,322
Cedar Realty Trust, Inc.	17,672	99,317
Chatham Lodging Trust	8,674	184,930
Chesapeake Lodging Trust	14,236	383,945
City Office REIT, Inc.	2,976	40,980
Columbia Property Trust, Inc.	20,692	450,465
Condor Hospitality Trust, Inc.	1,057	11,046
CoreSite Realty Corp.	7,619	852,566
Corporate Office Properties Trust	20,988	689,036
Cousins Properties, Inc.	67,428	629,777
Crown Castle International Corp.	25,086	2,508,098
CubeSmart	40,685	1,056,183
CyrusOne, Inc.	15,754	928,383
DCT Industrial Trust, Inc.	20,528	1,188,982
DDR Corp.	70,573	646,449
DiamondRock Hospitality Co.	45,908	502,693
Digital Realty Trust, Inc.	40,226	4,759,943
Douglas Emmett, Inc.	32,605	1,285,289
Duke Realty Corp.	72,954	2,102,534
Easterly Government Properties, Inc. @	1,300	26,871
EastGroup Properties, Inc.	7,513	662,046
Education Realty Trust, Inc.	14,022	503,810
Empire State Realty Trust, Inc., Class A	25,972	533,465
EPR Properties	14,464	1,008,719
Equinix, Inc.	14,496	6,469,565
Equity Commonwealth *	27,081	823,262
Equity LifeStyle Properties, Inc.	17,822	1,516,296
Equity Residential	69,531	4,584,179
Essex Property Trust, Inc.	12,759	3,241,169
Extra Space Storage, Inc.	26,103	2,086,152
Federal Realty Investment Trust	15,093	1,874,702
First Industrial Realty Trust, Inc.	26,455	796,031
First Potomac Realty Trust	12,872	143,394
Forest City Realty Trust, Inc., Class A	43,199	1,102,006
Four Corners Property Trust, Inc.	3,827	95,369
Franklin Street Properties Corp.	22,915	243,357
Gaming & Leisure Properties, Inc.	37,864	1,396,803
Getty Realty Corp.	6,637	189,885
GGP, Inc.	123,337	2,561,709
Gladstone Commercial Corp.	5,964	132,818
Global Net Lease, Inc.	5,051	110,566
Government Properties Income Trust	17,229	323,388
Gramercy Property Trust	23,457	709,574
HCP, Inc.	92,668	2,578,950
Healthcare Realty Trust, Inc.	24,902	805,331
Healthcare Trust of America, Inc., Class A	31,584	941,203
Hersha Hospitality Trust	9,632	179,829
Highwoods Properties, Inc.	22,688	1,181,818
Hospitality Properties Trust	36,298	1,034,130
Host Hotels & Resorts, Inc.	147,680	2,730,603
Hudson Pacific Properties, Inc.	26,464	887,338
Independence Realty Trust, Inc.	6,510	66,207
Investors Real Estate Trust	26,116	159,569
Iron Mountain, Inc.	49,787	1,936,714
JBG SMITH Properties *	18,267	624,914
Kilroy Realty Corp.	20,805	1,479,652
Kimco Realty Corp.	90,713	1,773,439
Kite Realty Group Trust	19,357	391,979
Lamar Advertising Co., Class A	6,160	422,145
LaSalle Hotel Properties	25,244	732,581
Lexington Realty Trust	48,883	499,584
Liberty Property Trust	33,234	1,364,588
Life Storage, Inc.	8,992	735,635
LTC Properties, Inc.	8,869	416,666
Macerich Co. (The)	26,328	1,447,250
Mack-Cali Realty Corp.	19,584	464,337
Medical Properties Trust, Inc.	58,588	769,260
MGM Growth Properties LLC, Class A	2,799	84,558
Mid-America Apartment Communities, Inc.	22,984	2,456,530
Monmouth Real Estate Investment Corp., Class A	14,037	227,259
National Health Investors, Inc.	8,820	681,698
National Retail Properties, Inc.	33,434	1,392,860
National Storage Affiliates Trust	1,654	40,093
New Senior Investment Group, Inc.	17,592	160,967
NexPoint Residential Trust, Inc.	2,800	66,444
NorthStar Realty Europe Corp.	7,232	92,642
Omega Healthcare Investors, Inc. @	43,595	1,391,116
One Liberty Properties, Inc.	2,871	69,938
Outfront Media, Inc.	9,249	232,890
Paramount Group, Inc.	26,438	423,008
Park Hotels & Resorts, Inc.	18,120	499,387
Parkway, Inc.	10,766	247,941
Pebblebrook Hotel Trust @	16,826	608,092
Pennsylvania REIT	14,993	157,277
Physicians Realty Trust	20,043	355,362
Piedmont Office Realty Trust, Inc., Class A	32,747	660,179
Prologis, Inc.	98,892	6,275,686
PS Business Parks, Inc.	4,655	621,442
Public Storage	29,160	6,239,948
QTS Realty Trust, Inc., Class A	8,920	467,051
Quality Care Properties, Inc. *	20,620	319,610
Ramco-Gershenson Properties Trust	18,901	245,902
Realty Income Corp.	53,716	3,072,018
Regency Centers Corp.	31,742	1,969,274
Retail Opportunity Investments Corp.	24,585	467,361
Retail Properties of America, Inc., Class A	53,599	703,755
Rexford Industrial Realty, Inc.	12,916	369,656
RLJ Lodging Trust	38,055	837,210
Ryman Hospitality Properties	10,494	655,770
Sabra Healthcare REIT, Inc.	37,581	824,527
Saul Centers, Inc.	3,327	205,975
SBA Communications Corp. *	10,817	1,558,189
Select Income REIT	15,667	366,921
Senior Housing Properties Trust	53,916	1,054,058
Seritage Growth Properties, Class A @	164	7,555

See notes to portfolio of investments

	SHARES	VALUE †
COMMON STOCKS (Continued)
Real Estate Investment Trusts (REITs) (Continued)
Simon Property Group, Inc.	57,219	$9,212,831
SL Green Realty Corp.	20,657	2,092,967
Sotherly Hotels, Inc.	3,111	18,324
Spirit Realty Capital, Inc.	109,173	935,613
STAG Industrial, Inc.	16,666	457,815
Starwood Waypoint Homes	15,104	549,332
STORE Capital Corp.	26,841	667,536
Summit Hotel Properties, Inc.	21,227	339,420
Sun Communities, Inc.	13,063	1,119,238
Sunstone Hotel Investors, Inc.	48,579	780,665
Tanger Factory Outlet Centers, Inc. @	21,805	532,478
Taubman Centers, Inc.	13,717	681,735
Terreno Realty Corp.	10,190	368,674
Tier REIT, Inc.	2,000	38,600
UDR, Inc.	55,006	2,091,878
UMH Properties, Inc.	5,369	83,488
Uniti Group, Inc. @*	14,767	216,484
Universal Health Realty Income Trust	3,394	256,213
Urban Edge Properties	22,808	550,129
Urstadt Biddle Properties, Inc.	1,000	17,870
Urstadt Biddle Properties, Inc., Class A	6,307	136,862
Ventas, Inc.	67,450	4,393,018
VEREIT, Inc.	197,222	1,634,962
Vornado Realty Trust	33,691	2,590,164
Washington Prime Group, Inc.	43,142	359,373
Washington REIT	16,908	553,906
Weingarten Realty Investors	27,738	880,404
Welltower, Inc.	69,482	4,883,195
Wheeler Real Estate Investment Trust, Inc.	1,401	16,182
Whitestone REIT @	7,118	92,890
WP Carey, Inc.	22,588	1,522,205
Xenia Hotels & Resorts, Inc.	10,828	227,929
		171,039,292
TOTAL COMMON STOCKS (Identified Cost $115,281,912)		171,039,292

SHORT-TERM INVESTMENTS — 1.7%
Investment Company — 0.4%
State Street Institutional U.S. Government Money Market Fund, 0.670%	700,116	700,116
Collateral For Securities On Loan — 1.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.000%	2,275,220	2,275,220
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $2,975,336)		2,975,336

Total Investments — 101.0% (Identified Cost $118,257,248) #		174,014,628

Liabilities, Less Cash and Other Assets — (1.0%)		(1,795,119)
Net Assets — 100.0%		$172,219,509

†	See Note 1
@	A portion or all of the security were held on loan. As of September 30, 2017, the market value of the securities on loan was $3,163,809.
*	Non-income producing security
#	At September 30, 2017, the aggregate cost of investment securities for U.S. federal income tax purposes was $118,257,248. Net unrealized appreciation aggregated $55,757,380 of which $59,337,444 related to appreciated investment securities and $3,580,064 related to depreciated investment securities.

Key to abbreviations:
REIT — Real Estate Investment Trust

See notes to portfolio of investments

SA Real Estate Securities Fund

September 30, 2017
Portfolio Sectors (% of portfolio market value) + (Unaudited)

Sector	Percentage
Specialized REITs	19.0%
Retail REITs	18.7%
Residential REITs	15.3%
Office REITs	12.3%
Health Care REITs	11.7%
Diversified REITs	9.5%
Industrial REITs	7.3%
Hotels & Resorts REITs	6.2%
100.0%

+        Excludes Short-Term Investments

SA Worldwide Moderate Growth Fund
PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2017 (Unaudited)

	SHARES	VALUE †
MUTUAL FUNDS — 100.0%
Other — 100.0%
SA Emerging Markets Value Fund €	303,474	$3,046,878
SA Global Fixed Income Fund €	411,839	3,978,361
SA International Value Fund €	482,537	5,843,524
SA Real Estate Securities Fund €	133,638	1,531,491
SA U.S. Core Market Fund €	243,594	5,534,452
SA U.S. Fixed Income Fund €	360,834	3,673,296
SA U.S. Small Company Fund €	105,419	2,866,341
SA U.S. Value Fund €	223,982	4,329,583
		30,803,926
TOTAL MUTUAL FUNDS
(Identified Cost $27,728,007)		30,803,926

Total Investments — 100.0%
(Identified Cost $27,728,007) #		30,803,926

Cash and Other Assets, Less Liabilities — 0.0%		8,476
Net Assets — 100.0%		$30,812,402

†	See Note 1
€	Affiliated company
#	At September 30, 2017, the aggregate cost of investment securities for U.S. federal income tax purposes was $27,728,007. Net unrealized appreciation aggregated $3,075,919 of which $3,079,758 related to appreciated investment securities and $3,839 related to depreciated investment securities.

See notes to portfolio of investments

Notes to Portfolio of Investments – September 30, 2017 (Unaudited)

Security Valuation — Domestic equity securities listed on an exchange or stock market for which market quotations are readily available are valued according to the official closing price, if any, or at their last reported sale price on the exchange or stock market where the security is primarily traded, or in the absence of such reported prices, at the mean between the most recent quoted bid and asked prices. Domestic equity securities traded on the over-the-counter markets are valued at the mean between the most recent quoted bid and asked prices in the absence of an official closing price or last reported sale price.

Foreign equity securities traded on a foreign exchange or over-the-counter markets are generally valued at the most recent quoted bid price in the absence of an official closing price or last reported sale price. Foreign securities quoted in foreign currencies are translated into U.S. dollars using prevailing exchange rates.

Fixed income investments are generally valued based on prices received from independent pricing services. In determining the value of a fixed income investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures.

Shares of registered open-end investment companies are valued at the investment company’s net asset value. Forward currency contracts are valued based on prices received from independent pricing services. Securities for which market quotations are not readily available, or for which available quotations appear not to accurately reflect the current value of an investment, are valued at fair value as determined in good faith by a pricing committee (the “Pricing Committee”) (or its designee) appointed by the Board of Trustees of the Trust (the “Board” or the “Trustees”) pursuant to procedures approved by the Board.

Certain Funds hold securities traded in foreign markets. Foreign securities are valued at the latest market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities may be valued at fair value as determined in good faith by the Pricing Committee (or its designee). Any determinations of fair value made by the Pricing Committee (or its designee) are presented to the Board for ratification.

Valuation of securities by the DFA Portfolio and the Series in which it invests is discussed in the “Selected Financial Statements of DFA Investment Dimensions Group Inc. – Notes to Financial Statements,” and “Selected Financial Statements of the DFA Investment Trust Company – Notes to Financial Statements,” which are included elsewhere in this report.

Fair Value Measurement — The Board has adopted provisions respecting fair value measurement which provide enhanced guidance to the Pricing Committee (or its designee) for using fair value to measure assets and liabilities. The Funds value their investments based on a three-level hierarchy of inputs that establishes classification of fair value measurements for disclosure purposes. If inputs used to measure a financial instrument fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. The three-level hierarchy of inputs is summarized in the three broad levels below.

Level 1 – quoted prices in active markets for identical investments.

Level 2 – significant observable inputs other than quoted prices within Level 1 (including quoted prices for similar investments, interest rates, yield curves, foreign exchange rates, put or call provisions, credit risk and default rates for similar securities).

Level 3 – significant unobservable inputs to the extent that observable inputs are not available (including the Pricing Committee’s own assumptions used to determine the fair value of investments).

Fair value pricing involves subjective judgment and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The tables below provide a summary of the inputs as of September 30, 2017, in valuing each Fund's investments:

	Investments in Securities
	Unadjusted
	Quoted Prices in
	Active Markets		Significant		Total Balance
	for Identical	Significant Other	Unobservable		as of
	Investments	Observable Inputs	Inputs		September 30,
Description	(Level 1)	(Level 2) *	(Level 3)		2017
SA U.S. Fixed Income Fund (a)
Bonds and Notes	$—	$600,485,039	$—		$600,485,039
Short-Term Investments	2,382,625	—	—		2,382,625
Total Investments	$2,382,625	$600,485,039	$—		$602,867,664

SA Global Fixed Income Fund (a)
Assets:
Bonds and Notes	$—	$713,673,498	$—		$713,673,498
Short-Term Investments	21,391,470	—	—		21,391,470
Other Financial Instruments
Forward Foreign Currency Contracts	—	868,544	—		868,544
Total Investments	$21,391,470	$714,542,042	$—		$735,933,512

Liabilities:
Other Financial Instruments
Forward Foreign Currency Contracts	$—	$(672,172)	$—		$(672,172)

SA U.S. Core Market Fund (a)
Common Stocks	$716,368,119	$—	$—		$716,368,119
Rights and Warrants	—	—	6,265	†	6,265	†
Mutual Funds	31,933,664	—	—		31,933,664
Short-Term Investments	6,802,234	—	—		6,802,234
Total Investments	$755,104,017	$—	$6,265		$755,110,282

SA U.S. Value Fund (a)
Common Stocks	$588,476,327	$—	$—		$588,476,327
Short-Term Investments	4,037,380	—	—		4,037,380
Total Investments	$592,513,707	$—	$—		$592,513,707

SA U.S. Small Company Fund (a)
Common Stocks	$418,942,079	$—	$—	†	$418,942,079	†
Rights and Warrants	—	—	414	†	414	†
Short-Term Investments	19,434,885	—	—		19,434,885
Total Investments	$438,376,964	$—	$414		$438,377,378

SA International Value Fund (a)
Common Stocks	$742,386,864	$—	$—	†	$742,386,864	†
Preferred Stocks	7,047,893	—	—		7,047,893
Short-Term Investments	23,963,908	—	—		23,963,908
Total Investments	$773,398,665	$—	$—		$773,398,665

SA International Small Company Fund (a)
Mutual Funds	$371,837,861	$—		$—		$371,837,861
Total Investments	$371,837,861	$—		$—		$371,837,861

SA Emerging Markets Value Fund (b)
Common Stocks	$205,471,441	$772,192		$233,603	†	$206,477,236	†
Preferred Stocks	4,555,148	—		—		4,555,148
Rights and Warrants	8,256	3,841	†	—		12,097	†
Short-Term Investments	3,633,306	—		—		3,633,306
Total Investments	$213,668,151	$776,033		$233,603		$214,677,787

SA Real Estate Securities Fund (a)
Common Stocks	$171,039,292	$—		$—		$171,039,292
Short-Term Investments	2,975,336	—		—		2,975,336
Total Investments	$174,014,628	$—		$—		$174,014,628

SA Worldwide Moderate Growth Fund (a)
Mutual Funds	$30,803,926	$—		$—		$30,803,926
Total Investments	$30,803,926	$—		$—		$30,803,926

*	The end of period timing recognition is used for transfers between levels of the Fund’s assets and liabilities.
†	Contains securities with a market value of zero.
(a)	For the three months ended September 30, 2017, there was no transfer activity between Level 1 and Level 2.
(b)	For the three months ended September 30, 2017, common stocks valued at $632,739 were transferred from Level 1 to Level 2 and common stocks valued at $115,536 were transferred from Level 2 to Level 1.

Transfers between investment valuation levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Funds’ policy is to recognize transfers between the levels as of the end of the period.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the fiscal year-to-date activity of Level 3 securities held at the beginning and the end of the period.

									Net Change in
									Unrealized
									Appreciation
									(Depreciation)
								Ending	on Investments
	Beginning			Accrued	Total realized	Transfers	Transfers	Balance	Held at
	Balance			discounts	and unrealized	in to	out of	September 30,	September 30,
	July 1, 2017	Purchases	Sales	(premiums)	gains (losses)	Level 3	Level 3	2017	2017
SA U.S. Core Market Fund
Rights and Warrants	$13,348	—	—	—	$(7,083)	—	—	$6,265	$(7,083)

SA U.S. Small Company Fund
Rights and Warrants (1)	7,534	—	—	—	(7,120)	—	—	414	(7,120)

SA Emerging Markets Value Fund
Common Stocks	261,486	—	—	—	(27,883)	—	—	233,603	(27,883)

(1)	Level 3 at July 1, 2017 included securities with a fair value of $0.

Securities Lending – The Funds may lend any of their securities held by State Street Bank and Trust Company (“State Street”) as custodian to certain qualified broker-dealers, banks and other institutions, except those securities which LWI Financial Inc. (the “Adviser”) specifically identifies as not being available. Any gain or loss in the market price of the securities loaned that might occur and any interest or dividends declared during the term of the loan would accrue to the account of the Funds. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the collateral decreases below the value of the securities loaned.

Upon entering into a securities lending transaction, a fund maintains cash or other securities as collateral in an amount equal to or exceeding 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies or instrumentalities, a loan of sovereign debt issued by non-U.S. governments, or a loan of non-U.S. corporate debt, 102% of the current market value of the loaned securities with respect to other U.S. securities and 105% of the current market value of the loaned securities with respect to foreign equity securities. Any cash received as collateral is generally invested by State Street, acting in its capacity as securities lending agent (the “Agent”), in the State Street Navigator Securities Lending Government Money Market Portfolio, which is a money market fund registered under the 1940 Act. A portion of the income received on the collateral is rebated to the borrower of the securities, and the remainder is split between the Agent and the Fund.

As of September 30, 2017, the following Funds had securities on loan, which were collateralized by short-term investments. The value of securities on loan and the value of the related collateral were as follows:

				Total
				Collateral
			Value of	(Including
	Value of	Value of Cash	Non-Cash	Calculated
	Securities	Collateral	Collateral *	Mark) †
SA Global Fixed Income Fund	$27,879,373	$19,550,920	$9,026,315	$28,473,098
SA U.S Core Market Fund	$16,267,138	$5,193,728	$11,449,499	$16,662,027
SA U.S. Value Fund	$5,280,957	$1,761,848	$3,682,202	$5,423,506
SA U.S. Small Company Fund	$39,474,024	$18,316,066	$21,968,786	$40,481,746
SA International Value Fund	$37,194,870	$23,793,556	$14,481,458	$38,523,457
SA Emerging Markets Value Fund	$5,873,398	$3,535,160	$2,636,591	$6,241,171
SA Real Estate Securities Fund	$3,163,809	$2,275,220	$993,404	$3,249,048

†	Balances represent the end-of-day fair market value of securities lending collateral that will be reflected by the Funds as of the next business day.
*	The Funds cannot repledge or resell this collateral. The non-cash collateral is comprised of U.S. government securities.

The Funds have adopted the disclosure provisions of FASB Accounting Standards Update No. 2014-11 ("ASU No. 2014-11"), Transfers & Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. ASU No. 2014-11 is intended to provide increased transparency about the types of collateral pledged in repurchase agreements and other similar transactions that are accounted for as secured borrowing.

	Remaining Contractual Maturity of the Agreements
	As of September 30, 2017
	Overnight and		Between
Securities Lending Transaction (1)	Continuous	<30 days	30 & 90 days	>90 days	Total
SA Global Fixed Income Fund
Bonds and Notes	$19,550,920	$—	$—	$—	$19,550,920
Total Borrowings	$19,550,920	$—	$—	$—	$19,550,920
Gross amount of recognized liabilities for securities lending transactions					$19,550,920

SA U.S. Core Market Fund
Common Stocks	$5,193,728	$—	$—	$—	$5,193,728
Total Borrowings	$5,193,728	$—	$—	$—	$5,193,728
Gross amount of recognized liabilities for securities lending transactions					$5,193,728

SA U.S. Value Fund
Common Stocks	$1,761,848	$—	$—	$—	$1,761,848
Total Borrowings	$1,761,848	$—	$—	$—	$1,761,848
Gross amount of recognized liabilities for securities lending transactions					$1,761,848

SA U.S. Small Company Fund
Common Stocks	$18,316,066	$—	$—	$—	$18,316,066
Total	$18,316,066	$—	$—	$—	$18,316,066
Total Borrowings	$18,316,066	$—	$—	$—	$18,316,066
Gross amount of recognized liabilities for securities lending transactions					$18,316,066

SA International Value Fund
Common Stocks	$23,793,556	$—	$—	$—	$23,793,556
Total Borrowings	$23,793,556	$—	$—	$—	$23,793,556
Gross amount of recognized liabilities for securities lending transactions					$23,793,556

SA Emerging Markets Value Fund
Common Stocks	$3,535,160	$—	$—	$—	$3,535,160
Total Borrowings	$3,535,160	$—	$—	$—	$3,535,160
Gross amount of recognized liabilities for securities lending transactions					$3,535,160

SA Real Estate Securities Fund
Common Stocks	$2,275,220	$—	$—	$—	$2,275,220
Total Borrowings	$2,275,220	$—	$—	$—	$2,275,220
Gross amount of recognized liabilities for securities lending transactions					$2,275,220

(1)	Amounts represent the payable for cash collateral received on securities on loan. This will generally be in the "Overnight and Continuous" column as the securities are typically callable on demand. The payable will be allocated into categories of securities based on the market value of the securities on loan.

Foreign Currency Translation and Foreign Investments — The books and records of the Funds are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign currency exchange rates prevailing at the end of the period. Purchases and sales of investment securities are translated at contractual currency exchange rates established at the time of the trade. Income and expenses are translated at prevailing exchange rates on the respective dates of such transactions.

The results of operations resulting from changes in foreign exchange rates on investments are not reported separately from fluctuations arising from changes in market prices of securities held. All such fluctuations are included with net realized and unrealized gain or loss on investments.

Investing in foreign securities may involve certain sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. Investments in foreign securities are subject to fluctuations in currency exchange rates, which may negatively affect the value of a Fund’s portfolio. Additional risks may include exposure to less developed or less efficient trading markets; social, political or economic instability; nationalization of assets, currency controls or redenomination; changes in tax policy; high transaction costs; settlement, custodial or other operation risks; and less stringent accounting, auditing, financial reporting, and legal standards and practices. As a result, foreign securities can fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities.

Forward Foreign Currency Exchange Contracts — Each Fund that may invest in foreign securities may enter into forward foreign currency exchange contracts. A forward foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. By entering into a forward contract for the purchase or sale for a fixed amount of dollars of the amount of foreign currency involved in an underlying security transaction, a fund may be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received.

The market value of a contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the 4:00 PM Eastern Time pricing for the forward currency exchange rate, and the change in market value is recorded as unrealized appreciation (depreciation) on foreign currency and forward currency transactions in a fund’s statement of assets and liabilities. When the contract is closed, a realized gain or loss is recognized, which is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, and recorded as realized gain (loss) on foreign currency and forward currency transactions in a fund’s statement of operations.

Forward foreign currency exchange contracts may involve risks from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

DFA INVESTMENT DIMENSIONS GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments

Investment Abbreviations
P.L.C.	Public Limited Company

Investment Footnotes
†	See Security Valuation Note within the Notes to Schedules of Investments.
††	Securities that have generally been fair value factored. See Security Valuation Note within the Notes to Schedules of
Investments.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
@	Security purchased with cash proceeds from Securities on Loan.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.
—	Amounts designated as — are either zero or rounded to zero.
§	Affiliated Fund.

INTERNATIONAL SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

September 30, 2017
(Unaudited)

Value †
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Continental Small Company Series of
The DFA Investment Trust Company	$5,173,953,974
Investment in The Japanese Small Company Series of
The DFA Investment Trust Company	3,272,367,400
Investment in The United Kingdom Small Company Series of
The DFA Investment Trust Company	2,239,357,412
Investment in The Asia Pacific Small Company Series of
The DFA Investment Trust Company	1,467,191,645
Investment in The Canadian Small Company Series of
The DFA Investment Trust Company	1,225,359,992
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $10,562,652,840)	13,378,230,423
TOTAL INVESTMENTS — (100.0%) (Cost $10,562,652,840) ^^	$13,378,230,423

At September 30, 2017, the Portfolio had outstanding futures contracts:

					Unrealized
	Number of	Expiration	Notional	Market	Appreciation
Description	Contracts	Date	Value	Value	(Depreciation)
Long Position contracts:
S&P 500 Emini Index®	670	12/15/17	$82,521,303	$84,289,350	$1,768,047
Total futures contracts			$82,521,303	$84,289,350	$1,768,047

Summary of the Portfolio's investments as of September 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$13,378,230,423	—	—	$13,378,230,423
Futures Contracts **	1,768,047	—	—	1,768,047
TOTAL	$13,379,998,470	—	—	$13,379,998,470

**	Reflected in a table in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

Organization

DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940. At September 30, 2017, the Fund consists of one hundred operational portfolios, of which one, International Small Company Portfolio (the “Portfolio”) is included in this document. The Fund’s investment advisor is Dimensional Fund Advisors LP (the “Advisor”). The Portfolio is a “Fund-of-Funds”, which generally allocates its assets among the five series (the “Master Funds”) of The DFA Investment Trust Company, which is also advised by the Advisor. The Schedules of Investments for the Master Funds have been included in this document.

Security Valuation

The International Small Company Portfolio invests in the five Master Funds indicated on its Schedule of Investments.

The Portfolio utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

●	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)
●	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
●	Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Shares held by the Portfolio in other investment companies (such as the Master Funds) are valued at their respective daily net asset values as reported by their administrator. The Portfolio’s investments in the series of The DFA Investment Trust Company reflect its proportionate interest in the net assets of such corresponding Master Fund. These valuations are classified as Level 1 in the hierarchy.

Futures contracts held by the Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Portfolio's investments by each major security type is disclosed previously in the Security Valuation note. Valuation hierarchy tables have been included at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

DERIVATIVE FINANCIAL INSTRUMENTS

Summarized below are the specific types of derivative instruments used by the Series.

1. Futures Contracts: The Portfolio may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Portfolio, however, does not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, the Portfolio deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. Entering into stock index futures subjects the Portfolios to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

Federal Tax Cost

At September 30, 2017, the total cost of securities for federal income tax purposes was $10,667,887,698.

Recently Issued Accounting Standards

In October 2016, the U.S. Securities and Exchange Commission ("SEC") adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X require standardized, enhanced disclosure about derivatives in investment company financial statements, and also change the rules governing the form and content of such financial statements. The amendments to Regulation S-X took effect on August 1, 2017 and the financial statements have been modified accordingly, as applicable.

Subsequent Event Evaluations

Management has evaluated the impact of all subsequent events on the Portfolio through the date that the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the Schedule of Investments.

THE JAPANESE SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

September 30, 2017
(Unaudited)

		Shares	Value ††
COMMON STOCKS — (87.3%)
Consumer Discretionary — (17.0%)
	Adastria Co., Ltd.	186,240	$4,208,054
#	Adventure, Inc.	4,600	440,017
#	Aeon Fantasy Co., Ltd.	49,332	1,674,477
*	AGORA Hospitality Group Co., Ltd.	372,000	115,785
#	Ahresty Corp.	137,600	1,154,505
	Aisan Industry Co., Ltd.	222,700	2,142,534
#*	Akebono Brake Industry Co., Ltd.	630,900	2,160,528
#*	Allied Architects, Inc.	43,400	358,493
#	Alpen Co., Ltd.	115,000	2,240,260
	Alpha Corp.	36,600	755,804
	Alpine Electronics, Inc.	277,500	5,055,036
	Amiyaki Tei Co., Ltd.	25,900	1,091,200
	Amuse, Inc.	72,498	1,804,302
*	Anrakutei Co., Ltd.	2,200	92,676
	AOI TYO Holdings, Inc.	109,931	1,192,134
	AOKI Holdings, Inc.	252,000	3,307,700
#	Aoyama Trading Co., Ltd.	307,500	11,004,007
	Arata Corp.	62,700	2,680,725
	Arcland Sakamoto Co., Ltd.	181,800	2,740,653
	Arcland Service Holdings Co., Ltd.	104,900	2,207,162
	Asahi Broadcasting Corp.	42,800	337,952
	Asahi Co., Ltd.	105,600	1,250,945
	Asante, Inc.	30,300	534,139
	Asatsu-DK, Inc.	215,700	6,096,887
#	Ashimori Industry Co., Ltd.	28,700	834,873
#	ASKUL Corp.	144,900	4,087,466
*	Asrapport Dining Co., Ltd.	36,200	143,157
#	Asti Corp.	16,600	713,412
#	Atom Corp.	566,100	4,222,869
	Atsugi Co., Ltd.	104,000	1,179,889
#	Autobacs Seven Co., Ltd.	455,700	7,390,505
	Avex Group Holdings, Inc.	243,100	3,305,908
#	Beenos, Inc.	31,300	341,968
	Belluna Co., Ltd.	272,800	2,878,229
	Bic Camera, Inc.	546,600	6,080,779
#	Bookoff Corp.	59,400	430,971
#	BRONCO BILLY Co., Ltd.	68,300	1,636,031
	Can Do Co., Ltd.	60,500	969,602
	Central Automotive Products, Ltd.	62,100	976,564
#	Central Sports Co., Ltd.	44,100	1,507,671
#	Ceres, Inc.	8,400	99,222
#	CHIMNEY Co., Ltd.	27,800	706,102
	Chiyoda Co., Ltd.	102,100	2,557,754
	Chofu Seisakusho Co., Ltd.	132,900	3,127,035
	Chori Co., Ltd.	74,000	1,378,054
	Chuo Spring Co., Ltd.	19,600	628,670
	Clarion Co., Ltd.	741,000	2,925,383
	Cleanup Corp.	127,800	1,026,984
#	Coco's Japan Co., Ltd.	30,900	619,332
#	Colowide Co., Ltd.	370,700	6,826,144
	Corona Corp.	101,400	1,065,069

#	Create Restaurants Holdings, Inc.	276,900	$2,873,036
	D.A. Consortium Holdings, Inc.	132,300	2,243,187
#	Daido Metal Co., Ltd.	210,200	1,878,468
#	Daidoh, Ltd.	143,200	554,986
#	Daikoku Denki Co., Ltd.	54,400	814,578
	Daikyonishikawa Corp.	226,600	3,650,759
	Dainichi Co., Ltd.	51,200	363,398
	Daisyo Corp.	47,200	713,169
	Daiyu Lic Holdings Co., Ltd.	23,600	187,977
	DCM Holdings Co., Ltd.	624,200	5,637,246
	DD Holdings Co., Ltd.	25,400	573,684
	Descente, Ltd.	257,600	3,521,509
	Doshisha Co., Ltd.	153,900	3,454,468
	Doutor Nichires Holdings Co., Ltd.	195,386	4,197,510
	Dunlop Sports Co., Ltd.	76,600	1,091,446
#	Dynic Corp.	34,800	377,066
	Eagle Industry Co., Ltd.	147,200	2,702,796
#	EDION Corp.	482,800	4,528,364
#	ES-Con Japan, Ltd.	215,000	961,702
	ESCRIT, Inc.	19,900	148,981
#	Evolable Asia Corp.	33,400	699,488
	Exedy Corp.	193,000	5,881,792
	F-Tech, Inc.	64,100	1,049,836
	FCC Co., Ltd.	218,300	4,864,007
*	Felissimo Corp.	10,100	125,628
#	Fields Corp.	92,400	920,482
#	Fine Sinter Co., Ltd.	9,800	201,083
	First Juken Co., Ltd.	26,900	439,104
	First-corp, Inc.	46,100	528,175
	FJ Next Co., Ltd.	97,400	851,966
	Foster Electric Co., Ltd.	155,800	3,149,676
	France Bed Holdings Co., Ltd.	144,200	1,330,223
#*	FreakOut Holdings, Inc.	36,100	1,279,080
#	Fuji Co., Ltd.	111,400	2,867,861
#	Fuji Corp.	29,000	551,351
	Fuji Corp., Ltd.	156,800	1,141,934
	Fuji Kiko Co., Ltd.	137,400	899,994
#	Fuji Kyuko Co., Ltd.	132,000	2,943,061
	Fuji Oozx, Inc.	600	24,977
	Fujibo Holdings, Inc.	68,500	2,365,512
	Fujikura Rubber, Ltd.	116,900	946,639
#	Fujio Food System Co., Ltd.	40,300	636,005
	Fujishoji Co., Ltd.	50,400	544,557
#	Fujita Kanko, Inc.	50,900	1,617,791
	FuKoKu Co., Ltd.	52,100	538,360
#	Funai Electric Co., Ltd.	138,900	1,086,038
	Furukawa Battery Co., Ltd. (The)	89,000	977,866
	Furyu Corp.	69,700	694,331
	Futaba Industrial Co., Ltd.	389,900	4,390,231
	G-Tekt Corp.	112,800	2,330,940
	Gakken Holdings Co., Ltd.	31,300	896,590
	Gakkyusha Co., Ltd.	44,900	612,089
#	Genki Sushi Co., Ltd.	24,900	590,017

#	Geo Holdings Corp.	223,300	$3,228,978
#	Gfoot Co., Ltd.	59,800	393,921
	GLOBERIDE, Inc.	62,299	1,078,860
#	Gokurakuyu Holdings Co., Ltd.	40,600	281,750
	Goldwin, Inc.	11,500	821,978
#	Golf Digest Online, Inc.	56,200	447,059
#	Gourmet Kineya Co., Ltd.	85,000	852,896
#	GSI Creos Corp.	32,300	549,223
	Gunze, Ltd.	116,200	5,312,079
	H-One Co., Ltd.	129,300	1,415,152
	H2O Retailing Corp.	323,900	5,777,586
	Hagihara Industries, Inc.	40,400	1,430,757
	Hakuyosha Co., Ltd.	9,100	280,959
	Hamee Corp.	36,900	564,175
	Handsman Co., Ltd.	32,100	434,846
	Happinet Corp.	104,100	1,700,256
#	Harada Industry Co., Ltd.	36,500	277,715
	Hard Off Corp. Co., Ltd.	57,900	587,467
	Haruyama Holdings, Inc.	49,100	437,251
	Heian Ceremony Service Co., Ltd.	6,700	56,801
#	Heiwa Corp.	101,000	2,001,424
	HI-LEX Corp.	73,400	1,939,228
	Hiday Hidaka Corp.	120,756	3,360,297
#	Himaraya Co., Ltd.	35,900	311,607
#	Hiramatsu, Inc.	174,500	946,079
	HIS Co., Ltd.	249,300	7,871,855
	Honeys Holdings Co., Ltd.	106,040	1,223,875
	Hoosiers Holdings	154,200	1,607,801
#	Hotland Co., Ltd.	61,800	815,726
	I K K, Inc.	65,900	517,423
	IBJ, Inc.	103,500	787,013
	Ichibanya Co., Ltd.	77,858	3,239,281
	Ichikoh Industries, Ltd.	254,000	1,667,649
#	IDOM, Inc.	433,200	2,677,130
	IJT Technology Holdings Co., Ltd.	130,980	1,039,301
#	Imagica Robot Holdings, Inc.	87,500	661,079
	Imasen Electric Industrial	109,300	1,362,525
	Imperial Hotel, Ltd.	12,300	227,824
#	Intage Holdings, Inc.	228,000	2,744,412
*	Izutsuya Co., Ltd.	61,699	268,758
	Janome Sewing Machine Co., Ltd.	112,700	764,003
	Japan Best Rescue System Co., Ltd.	76,700	294,373
	Japan Wool Textile Co., Ltd. (The)	354,200	3,198,950
	JINS, Inc.	84,100	5,263,632
#	Joban Kosan Co., Ltd.	40,299	649,570
#	Jolly - Pasta Co., Ltd.	17,700	256,256
	Joshin Denki Co., Ltd.	123,500	4,194,013
	Joyful Honda Co., Ltd.	75,600	2,006,076
#	JP-Holdings, Inc.	374,800	1,303,611
	JVC Kenwood Corp.	1,000,930	2,897,441
#	K's Holdings Corp.	73,900	1,636,797
#*	Kadokawa Dwango	341,933	4,156,666
*	Kappa Create Co., Ltd.	24,600	275,346

	Kasai Kogyo Co., Ltd.	164,500	$2,496,823
	Kawai Musical Instruments Manufacturing Co., Ltd.	43,300	902,687
	Keihin Corp.	267,500	4,580,185
#	Keiyo Co., Ltd.	212,100	1,448,185
#	KFC Holdings Japan, Ltd.	100,700	1,790,156
	Ki-Star Real Estate Co., Ltd.	42,700	795,728
	King Co., Ltd.	8,300	35,437
*	Kintetsu Department Store Co., Ltd.	34,300	1,064,157
	Kitamura Co., Ltd.	2,000	13,010
*	KNT-CT Holdings Co., Ltd.	76,500	1,427,133
#	Kohnan Shoji Co., Ltd.	179,800	3,377,809
*	Kojima Co., Ltd.	203,400	728,774
	Komatsu Seiren Co., Ltd.	208,900	1,611,599
	KOMEDA Holdings Co., Ltd.	7,000	116,775
	Komehyo Co., Ltd.	45,200	694,711
	Komeri Co., Ltd.	192,600	5,548,005
#	Konaka Co., Ltd.	144,160	740,773
	Koshidaka Holdings Co., Ltd.	78,000	2,330,370
#	Kourakuen Holdings Corp.	69,400	1,057,892
	KU Holdings Co., Ltd.	130,900	1,101,052
	Kura Corp.	69,200	3,094,175
	Kurabo Industries, Ltd.	1,241,000	3,415,783
	KYB Corp.	124,700	7,546,629
#	Kyoritsu Maintenance Co., Ltd.	188,662	5,639,425
#*	Laox Co., Ltd.	190,100	840,756
#	LEC, Inc.	83,200	2,166,733
#	LIFULL Co., Ltd.	364,500	3,176,196
#	Look, Inc.	228,000	798,464
#	Mamiya-Op Co., Ltd.	25,800	276,084
	Mars Engineering Corp.	65,900	1,382,102
#*	Maruzen CHI Holdings Co., Ltd.	66,900	211,732
#	Matsuya Co., Ltd.	188,500	1,675,183
	Matsuya Foods Co., Ltd.	59,900	2,271,440
#*	Meganesuper Co., Ltd.	637,300	408,778
	Meiko Network Japan Co., Ltd.	136,000	1,930,360
	Meiwa Estate Co., Ltd.	70,500	573,911
	Mikuni Corp.	130,500	644,342
#	Misawa Homes Co., Ltd.	154,500	1,298,304
	Mitsuba Corp.	212,690	3,296,950
	Mitsui Home Co., Ltd.	165,000	1,074,811
	Mizuno Corp.	126,400	3,591,058
	Monogatari Corp. (The)	33,600	2,172,108
	Morito Co., Ltd.	78,000	747,342
	Mr Max Holdings, Ltd.	127,800	616,160
	Murakami Corp.	19,700	483,616
	Musashi Seimitsu Industry Co., Ltd.	139,000	4,342,041
	Nafco Co., Ltd.	36,700	562,978
	Nagawa Co., Ltd.	30,600	1,167,594
*	Naigai Co., Ltd.	54,400	274,245
#	Nakayamafuku Co., Ltd.	33,600	230,987
#	Nextage Co., Ltd.	41,000	723,117
	Nice Holdings, Inc.	44,400	613,549
	Nichirin Co., Ltd.	48,200	1,667,898

	Nihon Eslead Corp.	47,300	$912,303
	Nihon House Holdings Co., Ltd.	269,800	1,561,639
#	Nihon Plast Co., Ltd.	70,300	762,812
	Nihon Tokushu Toryo Co., Ltd.	82,400	1,410,686
	Nippon Felt Co., Ltd.	58,200	260,574
	Nippon Piston Ring Co., Ltd.	48,600	1,060,223
	Nippon Seiki Co., Ltd.	264,400	5,400,285
	Nippon View Hotel Co., Ltd.	33,600	422,186
	Nishikawa Rubber Co., Ltd.	24,200	494,551
	Nishimatsuya Chain Co., Ltd.	325,800	3,646,902
	Nissan Shatai Co., Ltd.	343,600	3,795,782
	Nissan Tokyo Sales Holdings Co., Ltd.	175,600	662,399
	Nissei Build Kogyo Co., Ltd.	216,500	2,344,392
#	Nissin Kogyo Co., Ltd.	258,900	4,634,607
	Nittan Valve Co., Ltd.	86,000	309,640
	Nojima Corp.	180,400	3,655,375
	Ohashi Technica, Inc.	49,400	678,111
#	Ohsho Food Service Corp.	79,200	3,183,075
*	Oisix.daichi, Inc.	19,200	362,819
	Onward Holdings Co., Ltd.	792,000	6,027,955
#	Ootoya Holdings Co., Ltd.	22,200	401,136
#*	Open Door, Inc.	20,300	827,561
#	OPT Holdings, Inc.	72,900	773,117
#	Otsuka Kagu, Ltd.	77,500	626,685
	Ozu Corp.	700	13,204
	Pacific Industrial Co., Ltd.	290,400	3,876,699
	PAL GROUP Holdings Co., Ltd.	70,000	2,170,865
	PALTAC Corp.	187,834	7,330,705
	PAPYLESS Co., Ltd.	28,600	653,884
	Parco Co., Ltd.	123,400	1,512,994
	Paris Miki Holdings, Inc.	161,800	691,667
#	PC Depot Corp.	245,041	1,871,430
#	People Co., Ltd.	17,000	275,460
#	Pepper Food Service Co., Ltd.	84,000	3,543,109
#	PIA Corp.	32,500	1,544,005
	Piolax, Inc.	170,100	4,821,939
#*	Pioneer Corp.	2,119,600	3,938,780
	Plenus Co., Ltd.	133,800	2,956,606
	Press Kogyo Co., Ltd.	623,200	3,411,045
#	Pressance Corp.	229,100	3,103,383
	Proto Corp.	79,000	1,422,435
#	Raccoon Co., Ltd.	79,000	444,878
	Regal Corp.	1,000	25,864
#	Renaissance, Inc.	60,600	929,460
#*	Renown, Inc.	323,700	581,415
#	Resol Holdings Co., Ltd.	16,800	579,660
#	Resorttrust, Inc.	507,200	9,076,141
	Rhythm Watch Co., Ltd.	55,900	1,170,263
	Riberesute Corp.	44,200	355,704
#	Ride On Express Co., Ltd.	48,300	418,815
#	Right On Co., Ltd.	96,125	813,738
	Riken Corp.	59,800	3,079,285
	Ringer Hut Co., Ltd.	145,200	3,299,883

#	Riso Kyoiku Co., Ltd.	216,900	$1,687,725
	Round One Corp.	456,600	6,144,488
	Royal Holdings Co., Ltd.	180,500	4,547,162
*	Royal Hotel, Ltd. (The)	600	10,663
	Sac's Bar Holdings, Inc.	124,150	1,608,672
	Saizeriya Co., Ltd.	185,400	5,104,929
	Sakai Ovex Co., Ltd.	30,899	640,314
	San Holdings, Inc.	21,900	532,178
#*	Sanden Holdings Corp.	150,400	2,986,868
#	Sanei Architecture Planning Co., Ltd.	50,300	1,012,926
#	Sangetsu Corp.	328,750	5,651,489
#	Sanko Marketing Foods Co., Ltd.	27,800	244,554
	Sankyo Seiko Co., Ltd.	186,900	699,679
	Sanoh Industrial Co., Ltd.	154,600	1,294,505
#	Sanrio Co., Ltd.	306,400	5,822,336
	Sanyei Corp.	3,100	108,032
#	Sanyo Electric Railway Co., Ltd.	100,600	2,527,041
	Sanyo Housing Nagoya Co., Ltd.	62,900	605,960
#	Sanyo Shokai, Ltd.	76,599	1,167,786
#	Scroll Corp.	175,900	611,736
#	Seiko Holdings Corp.	195,881	4,413,596
	Seiren Co., Ltd.	306,800	5,654,905
	Senshukai Co., Ltd.	205,800	1,260,334
#	Septeni Holdings Co., Ltd.	643,700	1,770,208
	SFP Holdings Co., Ltd.	69,600	1,084,448
#	Shidax Corp.	111,200	436,836
	Shikibo, Ltd.	77,900	1,192,422
	Shimachu Co., Ltd.	282,300	7,421,459
	Shimojima Co., Ltd.	29,300	300,933
#	Shobunsha Publications, Inc.	258,500	1,662,607
	Shochiku Co., Ltd.	5,400	770,300
#	Shoei Co., Ltd.	76,000	2,348,197
	Showa Corp.	326,000	4,007,314
	SKY Perfect JSAT Holdings, Inc.	899,100	4,028,158
#	Snow Peak, Inc.	25,100	636,052
	SNT Corp.	92,800	622,901
	Soft99 Corp.	68,600	610,400
	Sotoh Co., Ltd.	41,400	427,549
	SPK Corp.	20,200	566,641
	St Marc Holdings Co., Ltd.	104,200	3,066,270
	Starts Corp., Inc.	185,900	4,783,723
	Step Co., Ltd.	48,100	628,802
	Studio Alice Co., Ltd.	60,200	1,457,744
#	Suminoe Textile Co., Ltd.	351,000	1,105,751
	Sumitomo Riko Co., Ltd.	235,200	2,367,356
#	Sun Corp.	104,900	707,477
	Suncall Corp.	62,200	387,134
	Syuppin Co., Ltd.	48,800	1,101,270
	T RAD Co., Ltd.	47,900	1,855,953
	T-Gaia Corp.	142,800	2,776,972
	Tachi-S Co., Ltd.	195,040	3,613,401
	Tachikawa Corp.	58,300	636,256
	Taiho Kogyo Co., Ltd.	101,400	1,541,134

	Take And Give Needs Co., Ltd.	62,670	$472,242
	Takihyo Co., Ltd.	23,400	481,170
	Tama Home Co., Ltd.	99,500	653,539
	Tamron Co., Ltd.	121,600	2,349,952
	TBK Co., Ltd.	121,000	537,582
#	Tear Corp.	42,700	326,058
*	Ten Allied Co., Ltd.	3,800	13,807
#	Tenpos Busters Co., Ltd.	27,300	474,305
#	Tigers Polymer Corp.	58,300	413,317
	Toa Corp.	136,700	1,439,284
#	Toabo Corp.	54,799	286,389
	Toei Animation Co., Ltd.	26,100	2,698,303
	Toei Co., Ltd.	44,900	4,998,283
	Tohokushinsha Film Corp.	47,800	314,850
	Tokai Rika Co., Ltd.	339,900	6,725,117
	Token Corp.	47,550	5,669,096
#*	Tokyo Base Co., Ltd.	33,200	1,600,743
	Tokyo Dome Corp.	577,500	5,337,166
#	Tokyo Individualized Educational Institute, Inc.	121,000	1,085,706
	Tokyo Radiator Manufacturing Co., Ltd.	21,400	198,845
	Tokyotokeiba Co., Ltd.	108,300	3,261,369
#	Tokyu Recreation Co., Ltd.	99,000	753,283
	Tomy Co., Ltd.	514,393	7,113,472
	Topre Corp.	247,400	7,604,665
	Toridoll Holdings Corp.	139,000	4,183,145
#	Torikizoku Co., Ltd.	48,100	1,362,039
#	Tosho Co., Ltd.	102,400	2,519,172
	Tow Co., Ltd.	109,300	806,300
	TPR Co., Ltd.	140,500	4,720,362
	TS Tech Co., Ltd.	253,300	8,516,256
	TSI Holdings Co., Ltd.	468,295	3,724,732
#	Tsukada Global Holdings, Inc.	109,400	546,862
	Tsukamoto Corp. Co., Ltd.	19,000	212,587
	Tsutsumi Jewelry Co., Ltd.	50,900	879,263
	TV Asahi Holdings Corp.	123,500	2,465,978
	Tv Tokyo Holdings Corp.	90,800	1,881,763
#*	U-Shin, Ltd.	123,600	886,040
	Ukai Co., Ltd.	500	13,825
#	Umenohana Co., Ltd.	7,200	180,572
	Unipres Corp.	230,700	6,419,471
	United Arrows, Ltd.	150,200	5,459,200
*	Unitika, Ltd.	399,200	3,143,896
	ValueCommerce Co., Ltd.	117,600	876,739
	Vector, Inc.	173,300	2,472,886
#	VIA Holdings, Inc.	120,200	878,312
#	Village Vanguard Co., Ltd.	32,100	330,688
#	VT Holdings Co., Ltd.	554,700	3,177,511
	Wacoal Holdings Corp.	338,000	9,648,873
#	WATAMI Co., Ltd.	144,700	1,928,673
	Watts Co., Ltd.	34,000	372,729
	Workman Co., Ltd.	2,600	76,504
	Wowow, Inc.	43,900	1,392,050
	Xebio Holdings Co., Ltd.	167,200	3,274,104

	Yachiyo Industry Co., Ltd.	32,800	$407,448
	Yagi & Co., Ltd.	800	13,591
#	Yamato International, Inc.	42,700	174,615
#	Yasunaga Corp.	42,300	1,408,939
	Yellow Hat, Ltd.	100,700	2,856,980
#	Yomiuri Land Co., Ltd.	26,000	1,094,656
#	Yondoshi Holdings, Inc.	127,320	3,620,586
	Yorozu Corp.	126,600	2,709,281
#	Yoshinoya Holdings Co., Ltd.	119,400	1,968,308
#	Yossix Co., Ltd.	11,300	242,860
#	Yume No Machi Souzou Iinkai Co., Ltd.	153,400	2,342,348
	Yutaka Giken Co., Ltd.	3,700	81,860
#	Zenrin Co., Ltd.	152,400	4,636,391
#	Zojirushi Corp.	241,900	2,317,895
Total Consumer Discretionary			747,045,984

Consumer Staples — (7.1%)
#	Aeon Hokkaido Corp.	261,700	1,453,819
#	AFC-HD AMS Life Science Co., Ltd.	1,700	12,452
	Ahjikan Co., Ltd.	2,500	24,890
	Ain Holdings, Inc.	112,400	7,750,519
#	Albis Co., Ltd.	35,800	1,400,182
	Aohata Corp.	600	13,220
	Arcs Co., Ltd.	247,700	5,586,373
#	Ariake Japan Co., Ltd.	118,200	8,488,528
	Artnature, Inc.	127,600	803,314
	Axial Retailing, Inc.	90,500	3,480,780
	Belc Co., Ltd.	67,100	3,366,219
#	Bourbon Corp.	21,000	457,698
	C'BON COSMETICS Co., Ltd.	4,200	96,127
	Cawachi, Ltd.	96,900	2,319,212
	Chubu Shiryo Co., Ltd.	149,200	2,644,275
#	Chuo Gyorui Co., Ltd.	9,300	230,297
	Ci:z Holdings Co., Ltd.	164,800	5,810,066
	Cocokara fine, Inc.	116,060	6,621,130
	Cota Co., Ltd.	29,250	338,087
#	Create SD Holdings Co., Ltd.	164,400	4,351,928
	Daikokutenbussan Co., Ltd.	39,900	1,882,413
	Delica Foods Co., Ltd.	22,000	309,748
	DyDo Group Holdings, Inc.	55,200	2,629,355
#	Earth Chemical Co., Ltd.	78,500	3,544,714
	Ebara Foods Industry, Inc.	7,200	132,853
#	Eco's Co., Ltd.	43,800	450,710
#	Fancl Corp.	95,300	2,058,424
	Feed One Co., Ltd.	860,040	2,013,330
*	First Baking Co., Ltd.	18,300	197,401
	Fuji Oil Holdings, Inc.	315,800	8,244,720
	Fujicco Co., Ltd.	138,200	3,270,625
	Fujiya Co., Ltd.	18,800	419,694
	G-7 Holdings, Inc.	37,300	759,058
#	Genky Stores, Inc.	46,800	1,825,042
#	HABA Laboratories, Inc.	12,700	576,916
	Hagoromo Foods Corp.	39,000	469,795

	Halows Co., Ltd.	37,800	$805,564
#	Havix Corp.	8,800	83,991
	Hayashikane Sangyo Co., Ltd.	24,200	196,950
	Heiwado Co., Ltd.	184,100	4,030,828
	Hokkaido Coca-Cola Bottling Co., Ltd.	90,000	573,707
	Hokuto Corp.	165,100	2,876,208
	Ichimasa Kamaboko Co., Ltd.	21,600	243,663
#	Imuraya Group Co., Ltd.	16,200	298,481
#	Inageya Co., Ltd.	175,800	2,899,793
	Itochu-Shokuhin Co., Ltd.	29,100	1,311,483
#	Ivy Cosmetics Corp.	12,100	570,211
	Iwatsuka Confectionery Co., Ltd.	3,600	165,114
	J-Oil Mills, Inc.	68,700	2,416,645
	Japan Meat Co., Ltd.	27,200	425,323
	Kadoya Sesame Mills, Inc.	7,000	356,147
	Kakiyasu Honten Co., Ltd.	42,200	738,530
#	Kameda Seika Co., Ltd.	72,000	3,182,688
	Kaneko Seeds Co., Ltd.	30,600	422,610
	Kanemi Co., Ltd.	500	14,952
#	Kato Sangyo Co., Ltd.	140,400	4,226,870
	Kenko Mayonnaise Co., Ltd.	84,500	2,068,594
#	Key Coffee, Inc.	109,700	2,111,883
	Kirindo Holdings Co., Ltd.	30,300	356,004
#	Kitanotatsujin Corp.	50,000	529,777
	Kobe Bussan Co., Ltd.	66,300	2,981,750
	Kotobuki Spirits Co., Ltd.	120,600	4,306,902
	Kusuri no Aoki Holdings Co., Ltd.	79,800	4,737,777
#	Kyokuyo Co., Ltd.	62,199	1,847,930
#	Lacto Japan Co., Ltd.	16,700	575,607
	Life Corp.	159,000	4,075,527
	Mandom Corp.	208,800	5,751,991
	Marudai Food Co., Ltd.	677,000	3,208,078
	Maruha Nichiro Corp.	271,407	7,978,782
#	Maxvalu Nishinihon Co., Ltd.	9,200	137,999
	Maxvalu Tokai Co., Ltd.	49,300	961,726
#	Medical System Network Co., Ltd.	150,000	678,120
	Megmilk Snow Brand Co., Ltd.	321,100	8,731,613
	Meito Sangyo Co., Ltd.	53,600	691,217
	Milbon Co., Ltd.	73,076	4,437,908
	Ministop Co., Ltd.	109,500	2,126,767
	Mitsubishi Shokuhin Co., Ltd.	91,700	2,680,539
	Mitsui Sugar Co., Ltd.	108,670	3,658,773
	Miyoshi Oil & Fat Co., Ltd.	39,600	518,539
	Morinaga Milk Industry Co., Ltd.	237,200	9,064,886
	Morishita Jintan Co., Ltd.	400	10,596
	Morozoff, Ltd.	20,100	1,294,436
	Nagatanien Holdings Co., Ltd.	151,000	1,750,984
	Nakamuraya Co., Ltd.	21,600	973,370
#	Natori Co., Ltd.	60,700	1,071,896
	Nichimo Co., Ltd.	17,000	304,810
	Nihon Chouzai Co., Ltd.	44,760	1,440,320
	Niitaka Co., Ltd.	2,860	48,514
	Nippon Beet Sugar Manufacturing Co., Ltd.	67,700	1,461,955

	Nippon Flour Mills Co., Ltd.	353,000	$5,378,064
	Nippon Suisan Kaisha, Ltd.	1,785,600	9,972,077
	Nisshin Oillio Group, Ltd. (The)	162,400	5,330,500
	Nissin Sugar Co., Ltd.	77,600	1,380,079
	Nitto Fuji Flour Milling Co., Ltd.	6,400	225,429
#	Noevir Holdings Co., Ltd.	87,900	4,845,869
	Oenon Holdings, Inc.	320,900	887,224
#	OIE Sangyo Co., Ltd.	20,900	241,025
	Okuwa Co., Ltd.	162,000	1,672,105
	Olympic Group Corp.	63,100	335,223
	OUG Holdings, Inc.	8,100	201,629
	Plant Co., Ltd.	2,400	28,809
	Prima Meat Packers, Ltd.	910,000	6,160,013
	Qol Co., Ltd.	110,400	1,930,415
#	Retail Partners Co., Ltd.	61,500	727,975
	Riken Vitamin Co., Ltd.	72,500	2,737,594
	Rock Field Co., Ltd.	145,300	2,579,251
	Rokko Butter Co., Ltd.	90,400	1,932,149
	S Foods, Inc.	81,562	3,167,158
	S&B Foods, Inc.	7,499	547,966
#	Sagami Rubber Industries Co., Ltd.	48,000	730,907
	Sakata Seed Corp.	142,600	4,058,298
	San-A Co., Ltd.	111,500	4,964,646
	Sapporo Holdings, Ltd.	255,700	6,893,092
#	Shoei Foods Corp.	76,000	3,127,650
	Showa Sangyo Co., Ltd.	122,600	3,167,939
	Sogo Medical Co., Ltd.	59,200	2,708,854
	ST Corp.	81,200	1,812,772
	Starzen Co., Ltd.	53,100	2,592,458
	Takara Holdings, Inc.	1,048,200	9,566,431
	Tobu Store Co., Ltd.	19,000	524,920
	Toho Co., Ltd.	46,500	1,115,508
	Tohto Suisan Co., Ltd.	17,299	299,499
	Torigoe Co., Ltd. (The)	83,700	648,883
	Toyo Sugar Refining Co., Ltd.	15,700	171,399
#	Transaction Co., Ltd.	87,400	801,271
	United Super Markets Holdings, Inc.	323,700	3,100,251
	Uoriki Co., Ltd.	2,100	22,218
	Valor Holdings Co., Ltd.	220,500	4,714,453
	Warabeya Nichiyo Holdings Co., Ltd.	102,260	2,608,680
	Watahan & Co., Ltd.	37,100	823,292
#	YA-MAN, Ltd.	18,100	1,944,313
#	Yaizu Suisankagaku Industry Co., Ltd.	47,300	501,633
#	Yakuodo Co., Ltd.	68,200	1,781,517
	Yamatane Corp.	61,200	1,035,225
#	Yamaya Corp.	25,600	379,997
	Yamazawa Co., Ltd.	2,100	32,512
	Yaoko Co., Ltd.	132,100	6,113,696
#	Yokohama Reito Co., Ltd.	276,500	2,606,192
	Yomeishu Seizo Co., Ltd.	49,800	1,004,451
	Yuasa Funashoku Co., Ltd.	12,500	366,985

	Yutaka Foods Corp.	6,000	$101,306
Total Consumer Staples			313,051,044

Energy — (1.0%)
	BP Castrol K.K.	53,100	912,541
	Cosmo Energy Holdings Co., Ltd.	344,800	7,909,422
	Fuji Kosan Co., Ltd.	33,100	173,610
	Fuji Oil Co., Ltd.	317,100	1,231,102
	Itochu Enex Co., Ltd.	302,200	3,248,398
#*	Japan Drilling Co., Ltd.	43,700	817,676
	Japan Oil Transportation Co., Ltd.	9,300	253,436
#	Japan Petroleum Exploration Co., Ltd.	200,700	4,349,512
	Mitsuuroko Group Holdings Co., Ltd.	186,200	1,374,775
	Modec, Inc.	124,900	3,020,291
	Nippon Coke & Engineering Co., Ltd.	1,114,100	1,159,626
#	Nippon Gas Co., Ltd.	233,600	7,265,124
	Sala Corp.	313,900	2,695,276
	San-Ai Oil Co., Ltd.	356,200	3,953,718
	Shinko Plantech Co., Ltd.	247,600	2,174,351
	Sinanen Holdings Co., Ltd.	53,100	1,094,941
	Toa Oil Co., Ltd.	415,000	564,750
	Toyo Kanetsu K.K.	56,800	2,114,083
Total Energy			44,312,632

Financials — (7.4%)
	77 Bank, Ltd. (The)	383,152	9,483,873
#	Accretive Co., Ltd.	57,800	211,959
#	Advance Create Co., Ltd.	12,400	208,335
	Aichi Bank, Ltd. (The)	51,300	3,128,916
#	Aizawa Securities Co., Ltd.	186,700	1,293,765
	Akatsuki Corp.	35,700	141,444
	Akita Bank, Ltd. (The)	110,040	3,460,891
#	Anicom Holdings, Inc.	106,700	2,750,454
	Aomori Bank, Ltd. (The)	120,500	4,211,183
	Asax Co., Ltd.	1,700	26,945
	Awa Bank, Ltd. (The)	1,178,000	7,777,315
	Bank of Iwate, Ltd. (The)	112,100	4,532,072
	Bank of Kochi, Ltd. (The)	32,300	371,523
#	Bank of Nagoya, Ltd. (The)	99,530	3,914,031
	Bank of Okinawa, Ltd. (The)	132,960	5,353,121
	Bank of Saga, Ltd. (The)	90,000	2,178,287
	Bank of the Ryukyus, Ltd.	227,380	3,521,367
#	Bank of Toyama, Ltd. (The)	2,000	72,145
	Chiba Kogyo Bank, Ltd. (The)	318,900	1,685,507
#	Chukyo Bank, Ltd. (The)	70,000	1,455,562
	Daisan Bank, Ltd. (The)	88,400	1,452,377
	Daishi Bank, Ltd. (The)	207,100	9,769,634
	Daito Bank, Ltd. (The)	87,300	1,341,225
	DSB Co., Ltd.	56,500	350,285
#	eGuarantee, Inc.	43,700	1,206,925
#	Ehime Bank, Ltd. (The)	199,600	2,564,338
	Eighteenth Bank, Ltd. (The)	1,048,000	2,563,813

	FIDEA Holdings Co., Ltd.	1,126,100	$2,062,723
#	Financial Products Group Co., Ltd.	423,200	4,706,389
	First Bank of Toyama, Ltd. (The)	111,300	530,723
	Fukui Bank, Ltd. (The)	138,100	3,664,006
	Fukushima Bank, Ltd. (The)	142,100	1,155,356
	Fuyo General Lease Co., Ltd.	101,500	6,629,295
#	GCA Corp.	167,100	1,534,231
#	GMO Click Holdings, Inc.	81,400	515,451
	Hokkoku Bank, Ltd. (The)	174,200	7,639,775
	Hokuetsu Bank, Ltd. (The)	131,600	2,995,113
	Hokuhoku Financial Group, Inc.	427,100	6,874,689
	Hyakugo Bank, Ltd. (The)	1,597,509	7,142,682
	Hyakujushi Bank, Ltd. (The)	1,426,000	4,946,169
	IBJ Leasing Co., Ltd.	138,200	3,744,046
	Ichiyoshi Securities Co., Ltd.	239,700	2,351,450
	IwaiCosmo Holdings, Inc.	108,500	1,303,452
#	J Trust Co., Ltd.	356,700	3,060,405
	Jaccs Co., Ltd.	143,600	3,551,129
	Jafco Co., Ltd.	194,500	9,960,321
*	Japan Asia Investment Co., Ltd.	102,100	375,210
#	Japan Investment Adviser Co., Ltd.	64,600	1,531,396
	Japan Securities Finance Co., Ltd.	648,900	3,497,920
	Jimoto Holdings, Inc.	743,300	1,374,544
	Juroku Bank, Ltd. (The)	208,500	6,865,483
#	kabu.com Securities Co., Ltd.	929,400	2,828,839
	Kansai Urban Banking Corp.	149,200	1,856,088
	Keiyo Bank, Ltd. (The)	1,418,000	6,585,011
	Kita-Nippon Bank, Ltd. (The)	49,506	1,392,689
	Kiyo Bank, Ltd. (The)	376,790	6,328,683
#	Kosei Securities Co., Ltd. (The)	28,900	431,886
#	Kyokuto Securities Co., Ltd.	148,300	2,017,061
	Kyushu Financial Group, Inc.	218,020	1,342,202
#*	M&A Capital Partners Co., Ltd.	41,900	2,086,949
#	Marusan Securities Co., Ltd.	307,900	2,545,706
#	Matsui Securities Co., Ltd.	532,400	4,014,412
#	Michinoku Bank, Ltd. (The)	90,800	1,563,424
	Mie Bank, Ltd. (The)	58,700	1,374,508
#	Minato Bank, Ltd. (The)	109,200	1,984,445
	Mito Securities Co., Ltd.	424,800	1,339,189
	Miyazaki Bank, Ltd. (The)	99,600	3,614,770
#	Monex Group, Inc.	1,286,400	3,459,825
#	Money Partners Group Co., Ltd.	155,400	631,998
	Musashino Bank, Ltd. (The)	200,500	5,964,470
#	Nagano Bank, Ltd. (The)	52,599	920,886
	Nanto Bank, Ltd. (The)	162,700	4,571,610
	Nishi-Nippon Financial Holdings, Inc.	757,000	8,291,732
	North Pacific Bank, Ltd.	2,126,000	6,735,302
#	OAK Capital Corp.	324,600	802,394
	Ogaki Kyoritsu Bank, Ltd. (The)	203,600	5,700,235
#	Oita Bank, Ltd. (The)	101,490	4,211,429
	Okasan Securities Group, Inc.	882,000	5,071,581
	Pocket Card Co., Ltd.	118,600	1,123,961
	Ricoh Leasing Co., Ltd.	92,000	3,462,578

	San-In Godo Bank, Ltd. (The)	927,400	$8,042,262
#	Sawada Holdings Co., Ltd.	142,000	1,271,845
	Senshu Ikeda Holdings, Inc.	1,437,700	5,538,487
#	Shiga Bank, Ltd. (The)	1,365,000	7,595,921
	Shikoku Bank, Ltd. (The)	243,600	3,687,342
	Shimane Bank, Ltd. (The)	17,700	207,521
	Shimizu Bank, Ltd. (The)	50,300	1,609,962
#*	Showa Holdings Co., Ltd.	93,300	107,687
#	Sparx Group Co., Ltd.	623,300	1,146,908
	Taiko Bank, Ltd. (The)	23,900	531,847
	Tochigi Bank, Ltd. (The)	684,900	2,923,992
	Toho Bank, Ltd. (The)	1,298,400	4,886,468
	Tohoku Bank, Ltd. (The)	58,800	792,785
#	Tokai Tokyo Financial Holdings, Inc.	1,362,600	8,095,946
	Tokyo TY Financial Group, Inc.	172,338	4,410,984
	Tomato Bank, Ltd.	50,500	677,516
	TOMONY Holdings, Inc.	913,950	4,139,828
	Tottori Bank, Ltd. (The)	46,300	706,651
	Towa Bank, Ltd. (The)	209,200	2,242,359
	Toyo Securities Co., Ltd.	461,000	1,112,385
	Tsukuba Bank, Ltd.	534,200	1,791,006
#	Yamagata Bank, Ltd. (The)	191,900	4,455,241
	Yamanashi Chuo Bank, Ltd. (The)	976,000	4,107,873
Total Financials			325,375,929

Health Care — (4.0%)
#	Advantage Risk Management Co., Ltd.	37,300	362,141
	As One Corp.	86,768	4,620,509
#	ASKA Pharmaceutical Co., Ltd.	164,300	2,710,468
#	Biofermin Pharmaceutical Co., Ltd.	20,600	522,335
	BML, Inc.	138,900	2,973,399
#	CMIC Holdings Co., Ltd.	76,100	1,064,913
	Create Medic Co., Ltd.	29,500	277,603
#	Daiken Medical Co., Ltd.	110,600	767,248
	Daito Pharmaceutical Co., Ltd.	75,280	1,951,010
	Dvx, Inc.	30,100	395,267
#	Eiken Chemical Co., Ltd.	108,500	4,230,711
	Elan Corp.	41,400	604,722
#	EM Systems Co., Ltd.	57,100	1,114,237
	EPS Holdings, Inc.	217,700	4,179,041
	Falco Holdings Co., Ltd.	48,200	748,450
#	FINDEX, Inc.	124,100	934,560
	Fuji Pharma Co., Ltd.	49,800	1,700,691
	Fukuda Denshi Co., Ltd.	19,300	1,430,537
	Fuso Pharmaceutical Industries, Ltd.	41,500	1,025,520
	Hogy Medical Co., Ltd.	74,900	5,318,063
	Iwaki & Co., Ltd.	179,000	844,040
	Japan Lifeline Co., Ltd.	97,200	4,819,832
	Japan Medical Dynamic Marketing, Inc.	118,700	1,135,430
	Jeol, Ltd.	613,000	3,119,955
	JMS Co., Ltd.	86,000	522,253
	Kawasumi Laboratories, Inc.	73,000	492,045
	Kissei Pharmaceutical Co., Ltd.	169,200	4,572,904

	KYORIN Holdings, Inc.	281,400	$5,673,426
#	Linical Co., Ltd.	68,200	912,333
	Mani, Inc.	151,400	3,630,788
#*	Medical Data Vision Co., Ltd.	55,500	1,038,964
	Medius Holdings Co., Ltd.	13,600	331,388
	Menicon Co., Ltd.	86,400	3,418,389
	Mochida Pharmaceutical Co., Ltd.	78,999	5,812,691
#	N Field Co., Ltd.	74,900	1,181,073
	Nagaileben Co., Ltd.	51,200	1,288,589
	Nakanishi, Inc.	117,700	5,323,832
#	ND Software Co., Ltd.	5,200	63,873
#	Nichi-iko Pharmaceutical Co., Ltd.	268,850	4,185,491
	NichiiGakkan Co., Ltd.	255,700	2,635,832
	Nihon Kohden Corp.	393,500	8,516,901
	Nikkiso Co., Ltd.	419,000	3,896,406
	Nippon Chemiphar Co., Ltd.	17,100	773,609
#	Nipro Corp.	719,300	9,928,792
	Nissui Pharmaceutical Co., Ltd.	74,900	936,574
#	Paramount Bed Holdings Co., Ltd.	108,500	4,666,472
	Rion Co., Ltd.	54,800	1,109,409
	Rohto Pharmaceutical Co., Ltd.	303,900	6,862,105
#	Sawai Pharmaceutical Co., Ltd.	197,500	11,228,630
	Seed Co., Ltd.	35,400	1,374,611
#*	Shin Nippon Biomedical Laboratories, Ltd.	122,100	587,406
	Ship Healthcare Holdings, Inc.	283,600	8,761,050
	Shofu, Inc.	43,700	510,980
	Software Service, Inc.	18,000	801,443
*	Sosei Group Corp.	12,700	1,074,163
	St-Care Holding Corp.	14,500	296,633
#	Taiko Pharmaceutical Co., Ltd.	66,800	1,391,748
	Techno Medica Co., Ltd.	28,000	482,819
#	Toho Holdings Co., Ltd.	326,300	6,243,483
	Tokai Corp.	69,200	2,956,450
	Torii Pharmaceutical Co., Ltd.	102,700	2,922,687
#	Towa Pharmaceutical Co., Ltd.	60,700	3,068,103
#	Tsukui Corp.	357,300	2,472,926
	Tsumura & Co.	19,800	713,609
	Uchiyama Holdings Co., Ltd.	24,200	104,818
	Vital KSK Holdings, Inc.	242,600	2,013,061
	Wakamoto Pharmaceutical Co., Ltd.	107,000	271,298
	WIN-Partners Co., Ltd.	99,100	1,327,917
	ZERIA Pharmaceutical Co., Ltd.	187,399	3,352,382
Total Health Care			176,581,038

Industrials — (25.2%)
	NJS Co., Ltd.	32,900	408,659
	A&A Material Corp.	12,700	146,080
#	Abist Co., Ltd.	18,500	725,870
#	Advan Co., Ltd.	153,200	1,334,700
	Advanex, Inc.	22,099	590,948
	Aeon Delight Co., Ltd.	131,800	4,950,158
	Aica Kogyo Co., Ltd.	281,100	9,450,180
	Aichi Corp.	221,900	1,653,741

	Aida Engineering, Ltd.	356,300	$4,209,816
	AIT Corp.	53,800	552,048
#	Ajis Co., Ltd.	28,200	648,544
	Alinco, Inc.	76,800	901,827
	Alps Logistics Co., Ltd.	100,700	794,828
	Altech Corp.	48,650	1,602,592
	Anest Iwata Corp.	209,600	1,974,107
#*	Arrk Corp.	466,800	448,689
	Asahi Diamond Industrial Co., Ltd.	356,100	3,425,907
#	Asahi Kogyosha Co., Ltd.	26,900	799,000
	Asanuma Corp.	410,000	1,225,730
#	Asukanet Co., Ltd.	64,400	1,089,061
	Asunaro Aoki Construction Co., Ltd.	138,400	1,215,053
	Bando Chemical Industries, Ltd.	235,400	2,501,700
	Bell System24 Holdings, Inc.	216,300	2,363,312
#	Benefit One, Inc.	202,800	3,999,712
#	Br Holdings Corp.	142,600	506,548
	Bunka Shutter Co., Ltd.	370,400	2,774,812
	Canare Electric Co., Ltd.	17,500	392,996
	Career Design Center Co., Ltd.	32,400	467,255
	Central Glass Co., Ltd.	242,800	5,296,335
#	Central Security Patrols Co., Ltd.	52,500	980,607
#	Chilled & Frozen Logistics Holdings Co., Ltd.	40,900	505,078
#	Chiyoda Corp.	993,000	5,810,854
	Chiyoda Integre Co., Ltd.	77,200	1,810,113
	Chudenko Corp.	162,100	4,714,603
	Chugai Ro Co., Ltd.	38,900	760,232
	Chuo Warehouse Co., Ltd.	900	9,485
	CKD Corp.	324,800	6,391,620
	Comany, Inc.	3,700	50,996
	Cosel Co., Ltd.	124,600	1,617,618
	Creek & River Co., Ltd.	69,400	739,311
	CTI Engineering Co., Ltd.	75,300	700,190
#	CTS Co., Ltd.	121,200	800,075
	Dai-Dan Co., Ltd.	96,000	2,369,875
	Daido Kogyo Co., Ltd.	47,200	683,502
#	Daihatsu Diesel Manufacturing Co., Ltd.	86,000	551,273
	Daihen Corp.	609,000	5,407,534
	Daiho Corp.	575,000	2,723,634
	Daiichi Jitsugyo Co., Ltd.	55,600	1,612,403
	Daiichi Kensetsu Corp.	2,000	24,911
	Daiki Axis Co., Ltd.	31,900	373,244
	Daiohs Corp.	3,200	37,651
	Daiseki Co., Ltd.	217,263	5,470,567
#	Daiseki Eco. Solution Co., Ltd.	39,159	493,077
	Daisue Construction Co., Ltd.	43,500	380,704
	Daiwa Industries, Ltd.	200,600	2,144,175
	Denyo Co., Ltd.	102,300	1,813,928
	DMG Mori Co., Ltd.	619,700	11,143,764
	DMW Corp.	4,800	81,655
	Duskin Co., Ltd.	229,800	6,476,553
	Ebara Jitsugyo Co., Ltd.	39,300	594,329
	EF-ON, Inc.	74,400	938,190

	Eidai Co., Ltd.	139,000	$667,244
	en-japan, Inc.	153,100	5,619,783
	Endo Lighting Corp.	68,900	831,419
#*	Enshu, Ltd.	197,000	264,443
	EPCO Co., Ltd.	5,300	150,399
°#	Escrow Agent Japan Co., Ltd.	26,600	900,043
#	F&M Co., Ltd.	27,500	254,164
#	Freund Corp.	68,300	1,027,799
	Fudo Tetra Corp.	1,074,200	1,787,221
	Fuji Die Co., Ltd.	23,600	164,180
#	Fuji Machine Manufacturing Co., Ltd.	203,600	3,793,714
	Fujikura, Ltd.	1,046,100	8,407,354
	Fujisash Co., Ltd.	528,600	526,900
	Fujitec Co., Ltd.	418,200	5,850,889
	Fukuda Corp.	78,200	4,434,214
	Fukushima Industries Corp.	82,500	3,048,309
#	Fukuyama Transporting Co., Ltd.	160,280	5,081,999
#	FULLCAST Holdings Co., Ltd.	127,700	2,325,846
#	Funai Soken Holdings, Inc.	151,460	4,662,700
	Furukawa Co., Ltd.	211,500	3,606,678
	Furusato Industries, Ltd.	55,600	880,969
	Futaba Corp.	221,900	4,189,341
	Gakujo Co., Ltd.	47,000	557,532
	Gecoss Corp.	98,900	1,068,199
#	Giken, Ltd.	78,800	2,162,528
	Glory, Ltd.	256,600	9,096,319
#	GS Yuasa Corp.	1,975,000	10,383,661
	Hamakyorex Co., Ltd.	106,400	3,052,371
	Hanwa Co., Ltd.	244,200	8,770,241
	Hazama Ando Corp.	1,180,700	8,263,358
	Helios Techno Holdings Co., Ltd.	103,000	675,042
	Hibiya Engineering, Ltd.	144,700	3,004,520
	Hirakawa Hewtech Corp.	68,300	917,753
	Hirano Tecseed Co., Ltd.	58,600	1,031,601
#	Hirata Corp.	36,700	3,726,159
	Hisaka Works, Ltd.	145,000	1,232,660
	Hitachi Transport System, Ltd.	84,300	1,953,632
	Hitachi Zosen Corp.	1,068,479	5,669,352
	Hito Communications, Inc.	45,300	764,059
#	Hokuetsu Industries Co., Ltd.	124,600	1,242,675
#	Hokuriku Electrical Construction Co., Ltd.	47,000	422,871
	Hosokawa Micron Corp.	45,100	2,603,899
#	Howa Machinery, Ltd.	81,800	722,955
#	Ichiken Co., Ltd.	31,400	749,944
	Ichinen Holdings Co., Ltd.	124,100	1,709,301
#	Idec Corp.	183,500	3,771,558
	Ihara Science Corp.	29,800	536,004
	Iino Kaiun Kaisha, Ltd.	595,300	2,773,343
	Inaba Denki Sangyo Co., Ltd.	141,100	5,856,555
	Inaba Seisakusho Co., Ltd.	56,300	704,258
	Inabata & Co., Ltd.	283,900	3,788,803
	Interworks, Inc.	6,800	66,343
	Inui Global Logistics Co., Ltd.	112,680	748,848

	Iseki & Co., Ltd.	115,200	$2,574,528
#	Ishii Iron Works Co., Ltd.	11,000	166,274
	Itoki Corp.	255,600	2,154,228
	Iwaki Co., Ltd.	11,700	309,902
	Iwasaki Electric Co., Ltd.	37,200	637,899
	Iwatani Corp.	232,400	7,079,305
#	JAC Recruitment Co., Ltd.	96,100	1,499,317
#	Jalux, Inc.	40,200	929,584
#	Jamco Corp.	68,400	1,506,630
	Japan Asia Group, Ltd.	121,600	469,584
	Japan Foundation Engineering Co., Ltd.	156,600	546,100
	Japan Pulp & Paper Co., Ltd.	61,300	2,494,092
#	Japan Steel Works, Ltd. (The)	398,400	9,171,180
	Japan Transcity Corp.	242,000	1,026,632
	JK Holdings Co., Ltd.	92,440	683,434
	Juki Corp.	194,500	2,784,970
	Kamei Corp.	138,000	2,261,402
	Kanaden Corp.	116,600	1,243,097
	Kanagawa Chuo Kotsu Co., Ltd.	38,800	1,257,548
	Kanamoto Co., Ltd.	171,600	5,420,281
	Kandenko Co., Ltd.	580,000	6,094,194
	Kanematsu Corp.	487,725	6,231,135
	Katakura Industries Co., Ltd.	143,700	1,734,102
	Kato Works Co., Ltd.	62,800	1,878,516
#	KAWADA TECHNOLOGIES, Inc.	49,400	2,844,117
	Kawagishi Bridge Works Co., Ltd.	34,000	339,214
#	Kawasaki Kinkai Kisen Kaisha, Ltd.	9,600	290,121
#*	Kawasaki Kisen Kaisha, Ltd.	275,800	7,264,547
	Keihin Co., Ltd.	24,900	367,606
	KFC, Ltd.	5,000	96,939
*	KI Holdings Co., Ltd.	88,000	212,741
	Kimura Chemical Plants Co., Ltd.	50,300	205,777
	Kimura Unity Co., Ltd.	2,200	23,049
	King Jim Co., Ltd.	97,300	871,033
#*	Kinki Sharyo Co., Ltd. (The)	21,699	505,623
	Kintetsu World Express, Inc.	214,800	3,566,424
	Kitagawa Iron Works Co., Ltd.	53,700	1,264,992
	Kitano Construction Corp.	280,000	1,141,118
#	Kito Corp.	123,600	1,542,620
#	Kitz Corp.	543,500	4,434,238
#*	Kobe Electric Railway Co., Ltd.	5,800	205,474
#	Kobelco Eco-Solutions Co., Ltd.	20,600	375,071
	Koike Sanso Kogyo Co., Ltd.	14,500	381,325
#	Kokusai Co., Ltd.	47,500	518,227
	Kokuyo Co., Ltd.	501,625	8,502,470
	KOMAIHALTEC, Inc.	25,700	554,306
	Komatsu Wall Industry Co., Ltd.	42,800	760,551
	Komori Corp.	348,700	4,389,036
	Kondotec, Inc.	124,000	1,251,586
	Konoike Transport Co., Ltd.	166,700	2,541,534
#*	Kosaido Co., Ltd.	231,200	777,292
	KRS Corp.	39,500	1,152,037
	Kumagai Gumi Co., Ltd.	217,500	6,567,950

	Kuroda Electric Co., Ltd.	211,500	$3,688,072
	Kyodo Printing Co., Ltd.	50,600	1,717,957
	Kyokuto Boeki Kaisha, Ltd.	141,000	423,664
	Kyokuto Kaihatsu Kogyo Co., Ltd.	190,500	3,214,100
	Kyoritsu Printing Co., Ltd.	142,000	430,549
	Kyowa Exeo Corp.	449,300	8,928,064
	Kyudenko Corp.	32,900	1,276,091
#	Like Co., Ltd.	58,600	1,009,577
#	Link And Motivation, Inc.	223,900	1,344,744
	Lonseal Corp.	13,900	312,691
	Luckland Co., Ltd.	19,100	363,160
	Maeda Corp.	721,000	8,819,735
	Maeda Kosen Co., Ltd.	125,100	2,061,301
	Maeda Road Construction Co., Ltd.	387,000	8,334,391
	Maezawa Industries, Inc.	35,700	145,126
	Maezawa Kasei Industries Co., Ltd.	60,500	656,408
	Maezawa Kyuso Industries Co., Ltd.	52,400	865,345
	Makino Milling Machine Co., Ltd.	622,000	5,529,693
#	Marubeni Construction Material Lease Co., Ltd.	75,000	147,981
	Marufuji Sheet Piling Co., Ltd.	8,100	244,076
	Maruka Machinery Co., Ltd.	33,400	565,978
#	Maruwa Unyu Kikan Co., Ltd.	74,400	1,744,090
	Maruyama Manufacturing Co., Inc.	23,000	377,103
	Maruzen Co., Ltd.	62,000	1,230,263
	Maruzen Showa Unyu Co., Ltd.	325,000	1,524,638
	Matsuda Sangyo Co., Ltd.	91,282	1,315,191
	Matsui Construction Co., Ltd.	135,300	1,192,132
	Max Co., Ltd.	193,000	2,674,770
#	Meidensha Corp.	1,262,050	4,823,545
	Meiji Electric Industries Co., Ltd.	26,800	425,334
	Meiji Shipping Co., Ltd.	111,000	426,611
	Meisei Industrial Co., Ltd.	251,000	1,673,038
	Meitec Corp.	165,600	8,301,580
	Meiwa Corp.	158,000	654,248
	Mesco, Inc.	22,000	251,064
	METAWATER Co., Ltd.	79,600	2,188,821
#	Mie Kotsu Group Holdings, Inc.	305,800	1,231,892
	Mirait Holdings Corp.	355,385	4,275,972
	Mitani Corp.	72,300	2,632,246
	Mitsubishi Kakoki Kaisha, Ltd.	37,900	861,698
	Mitsubishi Nichiyu Forklift Co., Ltd.	212,200	1,516,005
	Mitsubishi Pencil Co., Ltd.	201,700	5,067,634
	Mitsuboshi Belting, Ltd.	320,000	3,862,384
	Mitsui Engineering & Shipbuilding Co., Ltd.	510,900	6,670,383
	Mitsui Matsushima Co., Ltd.	75,600	1,019,545
	Mitsui-Soko Holdings Co., Ltd.	687,000	2,029,693
	Mitsumura Printing Co., Ltd.	9,300	202,830
	Miyaji Engineering Group, Inc.	35,418	978,761
	Morita Holdings Corp.	208,600	3,245,761
	NAC Co., Ltd.	65,700	572,628
	Nachi-Fujikoshi Corp.	1,262,000	7,111,941
#	Nadex Co., Ltd.	16,000	146,850
	Nagase & Co., Ltd.	513,100	8,607,021

	Naigai Trans Line, Ltd.	29,000	$440,432
	Nakabayashi Co., Ltd.	117,000	699,274
	Nakamoto Packs Co., Ltd.	8,000	240,389
	Nakano Corp.	78,600	430,005
	Nakano Refrigerators Co., Ltd.	800	26,675
#	Namura Shipbuilding Co., Ltd.	336,028	1,984,872
	Narasaki Sangyo Co., Ltd.	109,000	330,529
	NDS Co., Ltd.	26,800	843,445
	NEC Capital Solutions, Ltd.	58,800	1,129,323
	Nichias Corp.	587,000	7,253,426
	Nichiban Co., Ltd.	70,500	1,461,764
	Nichiden Corp.	68,800	1,413,728
	Nichiha Corp.	178,680	6,708,374
	Nichireki Co., Ltd.	155,600	1,987,906
	Nihon Dengi Co., Ltd.	24,400	658,522
	Nihon Flush Co., Ltd.	48,600	724,530
#	Nihon Trim Co., Ltd.	31,500	1,386,419
	Nikkato Corp.	700	3,803
	Nikko Co., Ltd.	36,700	720,583
	Nikkon Holdings Co., Ltd.	356,800	8,828,003
	Nippi, Inc.	6,600	242,976
	Nippo Corp.	205,000	4,388,535
	Nippon Air Conditioning Services Co., Ltd.	139,400	889,907
	Nippon Aqua Co., Ltd.	92,800	390,537
#	Nippon Carbon Co., Ltd.	66,500	2,600,852
	Nippon Concept Corp.	25,600	276,708
	Nippon Densetsu Kogyo Co., Ltd.	223,900	4,715,042
	Nippon Dry-Chemical Co., Ltd.	300	6,327
	Nippon Filcon Co., Ltd.	70,900	465,735
	Nippon Hume Corp.	129,400	798,232
	Nippon Kanzai Co., Ltd.	106,900	1,900,854
	Nippon Koei Co., Ltd.	87,900	2,992,155
	Nippon Parking Development Co., Ltd.	1,259,200	1,857,226
	Nippon Rietec Co., Ltd.	8,300	90,920
	Nippon Road Co., Ltd. (The)	45,000	2,494,890
#	Nippon Seisen Co., Ltd.	20,000	882,151
#*	Nippon Sharyo, Ltd.	437,000	1,173,779
#*	Nippon Sheet Glass Co., Ltd.	632,100	4,917,138
	Nippon Steel & Sumikin Bussan Corp.	90,760	5,006,599
	Nippon Thompson Co., Ltd.	390,600	2,165,666
#	Nippon Tungsten Co., Ltd.	6,200	181,017
	Nishi-Nippon Railroad Co., Ltd.	401,000	9,656,406
	Nishimatsu Construction Co., Ltd.	358,800	10,373,673
	Nishio Rent All Co., Ltd.	104,000	3,467,229
#	Nissei ASB Machine Co., Ltd.	52,300	2,105,260
	Nissei Corp.	37,900	361,188
	Nissei Plastic Industrial Co., Ltd.	178,000	2,344,767
#	Nisshinbo Holdings, Inc.	820,200	9,708,134
	Nissin Corp.	93,600	2,429,202
#	Nissin Electric Co., Ltd.	388,100	4,784,991
	Nitta Corp.	117,500	4,274,117
	Nitto Boseki Co., Ltd.	186,800	5,737,008
	Nitto Kogyo Corp.	175,800	3,109,883

	Nitto Kohki Co., Ltd.	68,500	$1,672,757
	Nitto Seiko Co., Ltd.	164,000	942,708
	Nittoc Construction Co., Ltd.	173,600	891,263
	Nittoku Engineering Co., Ltd.	81,900	3,473,913
	Noda Corp.	153,600	1,448,319
	Nomura Co., Ltd.	241,300	5,349,174
	Noritake Co., Ltd.	71,200	3,406,681
	Noritz Corp.	172,400	3,100,647
#	NS Tool Co., Ltd.	38,500	691,168
	NS United Kaiun Kaisha, Ltd.	65,600	1,439,344
#	NTN Corp.	577,000	2,444,953
	Obara Group, Inc.	75,300	4,264,825
#	Odelic Co., Ltd.	24,000	1,086,491
#	Ohba Co., Ltd.	62,000	287,682
	Ohmoto Gumi Co., Ltd.	2,200	89,950
	Oiles Corp.	144,950	2,688,885
	Okabe Co., Ltd.	242,100	2,284,445
	Okada Aiyon Corp.	27,400	451,094
#	Okamoto Machine Tool Works, Ltd.	25,400	673,311
	Okamura Corp.	409,100	4,675,909
#	OKI Electric Cable Co., Ltd.	7,800	229,371
#	OKK Corp.	45,900	538,660
	OKUMA Corp.	169,800	9,305,550
	Okumura Corp.	199,880	7,645,722
	Onoken Co., Ltd.	103,800	1,738,936
	Organo Corp.	46,800	1,157,630
	Origin Electric Co., Ltd.	34,600	640,550
#	OSG Corp.	425,200	9,682,383
	OSJB Holdings Corp.	840,700	2,484,052
	Outsourcing, Inc.	469,000	6,531,080
	Oyo Corp.	135,800	2,106,144
#	Paraca, Inc.	24,100	511,004
	Parker Corp.	17,000	100,824
#	Pasco Corp.	137,000	424,184
#	Pasona Group, Inc.	112,200	1,233,426
	Pegasus Sewing Machine Manufacturing Co., Ltd.	126,500	883,358
	Penta-Ocean Construction Co., Ltd.	1,890,000	11,933,018
	Pilot Corp.	221,300	10,583,151
#	Prestige International, Inc.	300,400	2,999,669
	Pronexus, Inc.	125,000	1,488,179
#	PS Mitsubishi Construction Co., Ltd.	187,500	1,069,753
	Punch Industry Co., Ltd.	51,800	914,902
	Quick Co., Ltd.	65,100	1,057,221
	Raito Kogyo Co., Ltd.	328,900	3,270,982
#	Rasa Corp.	25,300	236,146
#	Relia, Inc.	285,100	3,292,659
	Rheon Automatic Machinery Co., Ltd.	110,500	1,713,085
	Rix Corp.	3,200	49,763
	Ryobi, Ltd.	173,440	4,673,764
	Sakai Heavy Industries, Ltd.	23,700	724,169
	Sakai Moving Service Co., Ltd.	65,000	3,432,744
#*	Sanix, Inc.	173,800	486,640
	Sanki Engineering Co., Ltd.	282,700	3,172,828

	Sanko Gosei, Ltd.	7,800	$31,476
#	Sanko Metal Industrial Co., Ltd.	13,600	422,583
	Sankyo Tateyama, Inc.	166,200	2,362,296
	Sankyu, Inc.	308,000	13,044,496
#	Sanoyas Holdings Corp.	141,400	364,944
	Sansei Technologies, Inc.	46,000	378,260
#	Sansha Electric Manufacturing Co., Ltd.	6,500	59,436
	Sanwa Holdings Corp.	536,700	6,163,603
	Sanyo Denki Co., Ltd.	57,800	3,265,339
#	Sanyo Engineering & Construction, Inc.	72,700	562,607
#	Sanyo Industries, Ltd.	9,900	196,062
#	Sanyo Trading Co., Ltd.	72,900	1,696,005
	Sata Construction Co., Ltd.	85,399	353,772
	Sato Holdings Corp.	158,700	3,758,107
	Sato Shoji Corp.	72,500	752,353
#	Sawafuji Electric Co., Ltd.	7,000	175,961
	SBS Holdings, Inc.	117,700	912,589
	SEC Carbon, Ltd.	4,600	212,595
#	Secom Joshinetsu Co., Ltd.	32,000	1,020,454
#	Seibu Electric Industry Co., Ltd.	20,500	449,916
	Seika Corp.	62,600	1,702,730
	Seikitokyu Kogyo Co., Ltd.	203,400	1,183,545
	Sekisui Jushi Corp.	180,900	3,355,257
	Senko Group Holdings Co., Ltd.	635,400	4,530,510
	Senshu Electric Co., Ltd.	36,600	811,734
	Shibusawa Warehouse Co., Ltd. (The)	54,200	966,579
	Shibuya Corp.	108,000	3,512,170
#	Shima Seiki Manufacturing, Ltd.	153,300	8,077,494
	Shin Nippon Air Technologies Co., Ltd.	86,280	1,241,929
#	Shin-Keisei Electric Railway Co., Ltd.	36,200	685,301
	Shinmaywa Industries, Ltd.	522,700	4,749,957
	Shinnihon Corp.	165,900	1,280,397
	Shinsho Corp.	35,500	1,246,953
	Shinwa Co., Ltd.	48,900	993,286
*	Shoko Co., Ltd.	330,000	319,944
	Showa Aircraft Industry Co., Ltd.	18,437	228,247
#	SIGMAXYZ, Inc.	56,700	422,232
	Sinfonia Technology Co., Ltd.	806,000	3,455,899
	Sinko Industries, Ltd.	119,600	2,005,356
	Sintokogio, Ltd.	286,800	3,104,846
#	Soda Nikka Co., Ltd.	105,000	544,926
#	Sodick Co., Ltd.	292,200	3,623,060
	Space Co., Ltd.	74,420	1,120,773
	Srg Takamiya Co., Ltd.	125,100	731,108
	Star Micronics Co., Ltd.	204,000	3,514,299
#	Subaru Enterprise Co., Ltd.	7,100	432,219
	Sugimoto & Co., Ltd.	44,400	662,590
	Sumiseki Holdings, Inc.	157,600	159,806
	Sumitomo Densetsu Co., Ltd.	111,300	2,056,330
	Sumitomo Mitsui Construction Co., Ltd.	1,095,540	6,335,696
	Sumitomo Precision Products Co., Ltd.	189,000	588,347
	Sumitomo Warehouse Co., Ltd. (The)	778,000	5,169,090
*	SWCC Showa Holdings Co., Ltd.	156,200	1,436,468

#	Tadano, Ltd.	591,700	$6,920,615
	Taihei Dengyo Kaisha, Ltd.	107,000	2,817,430
	Taiheiyo Kouhatsu, Inc.	44,200	394,139
	Taikisha, Ltd.	147,000	4,054,521
	Takamatsu Construction Group Co., Ltd.	81,700	2,264,344
	Takamatsu Machinery Co., Ltd.	4,000	36,792
#	Takano Co., Ltd.	53,500	558,150
	Takaoka Toko Co., Ltd.	68,320	1,220,955
#	Takara Printing Co., Ltd.	52,755	785,434
	Takara Standard Co., Ltd.	245,500	4,234,790
	Takasago Thermal Engineering Co., Ltd.	336,800	5,567,348
	Takashima & Co., Ltd.	23,600	473,898
	Takeei Corp.	138,100	1,484,260
#	Takeuchi Manufacturing Co., Ltd.	245,900	5,147,865
	Takigami Steel Construction Co., Ltd. (The)	5,300	258,095
	Takisawa Machine Tool Co., Ltd.	36,800	663,122
	Takuma Co., Ltd.	438,000	5,326,201
	Tanseisha Co., Ltd.	219,949	2,711,701
	Tatsuta Electric Wire and Cable Co., Ltd.	266,500	2,033,494
	TECHNO ASSOCIE Co., Ltd.	56,800	647,267
	Techno Ryowa, Ltd.	69,390	493,399
	Techno Smart Corp.	26,200	459,848
	TechnoPro Holdings, Inc.	212,300	10,073,565
	Teikoku Electric Manufacturing Co., Ltd.	116,400	1,212,109
	Teikoku Sen-I Co., Ltd.	119,800	2,437,657
#	Tekken Corp.	74,900	2,412,561
	Teraoka Seisakusho Co., Ltd.	53,600	286,921
	Terasaki Electric Co., Ltd.	15,700	206,547
*	Toa Corp.	92,900	1,812,268
	TOA ROAD Corp.	26,600	1,027,993
	Tobishima Corp.	1,220,300	1,769,159
	Tocalo Co., Ltd.	91,900	3,548,297
	Toda Corp.	1,157,000	9,022,801
	Toenec Corp.	53,200	1,589,559
#	Togami Electric Manufacturing Co., Ltd.	12,800	267,269
#	TOKAI Holdings Corp.	528,400	4,086,411
	Tokai Lease Co., Ltd.	17,000	320,120
	Tokyo Energy & Systems, Inc.	142,600	1,534,754
#	Tokyo Keiki, Inc.	84,200	1,175,218
#*	Tokyo Kikai Seisakusho, Ltd.	1,700	9,970
	Tokyo Sangyo Co., Ltd.	86,800	382,854
	Tokyu Construction Co., Ltd.	539,500	4,429,682
	Toli Corp.	297,000	1,051,781
	Tomoe Corp.	160,700	600,398
#	Tomoe Engineering Co., Ltd.	46,000	884,849
	Tonami Holdings Co., Ltd.	36,700	1,772,288
	Toppan Forms Co., Ltd.	298,500	3,168,241
#	Torishima Pump Manufacturing Co., Ltd.	124,300	1,315,724
	Toshiba Machine Co., Ltd.	740,000	4,042,037
#	Toshiba Plant Systems & Services Corp.	277,350	4,665,701
#	Tosho Printing Co., Ltd.	144,000	1,375,535
	Totech Corp.	32,100	578,794
#	Totetsu Kogyo Co., Ltd.	161,400	5,315,301

#	Totoku Electric Co., Ltd.	7,100	$157,618
	Toyo Construction Co., Ltd.	492,500	2,266,141
	Toyo Denki Seizo K.K.	46,700	1,034,827
#	Toyo Engineering Corp.	200,680	2,449,295
	Toyo Machinery & Metal Co., Ltd.	100,900	782,283
	Toyo Tanso Co., Ltd.	73,800	1,763,311
#	Toyo Wharf & Warehouse Co., Ltd.	35,400	614,891
	Trancom Co., Ltd.	46,200	2,539,825
	Trinity Industrial Corp.	25,000	206,884
	Trusco Nakayama Corp.	335,300	8,176,225
	Trust Tech, Inc.	52,500	1,453,318
#	Tsubaki Nakashima Co., Ltd.	145,800	3,064,247
	Tsubakimoto Chain Co.	778,700	6,223,654
	Tsubakimoto Kogyo Co., Ltd.	23,400	588,551
#*	Tsudakoma Corp.	320,000	566,815
	Tsugami Corp.	375,000	3,170,411
	Tsukishima Kikai Co., Ltd.	174,400	2,113,285
	Tsurumi Manufacturing Co., Ltd.	109,800	1,952,742
	TTK Co., Ltd.	62,000	287,071
	Uchida Yoko Co., Ltd.	59,400	1,960,954
#	Ueki Corp.	34,800	843,095
	Union Tool Co.	56,400	1,751,495
	Ushio, Inc.	655,900	8,753,996
*	UT Group Co., Ltd.	166,300	3,258,773
	Utoc Corp.	98,700	445,335
	Wakachiku Construction Co., Ltd.	105,200	1,810,432
	Wakita & Co., Ltd.	255,200	3,086,785
	WDB Holdings Co., Ltd.	53,300	1,301,078
	Weathernews, Inc.	39,600	1,254,980
	Will Group, Inc.	69,900	792,534
	World Holdings Co., Ltd.	44,600	1,355,865
	Yahagi Construction Co., Ltd.	166,900	1,435,436
	YAMABIKO Corp.	230,328	3,167,420
#	YAMADA Consulting Group Co., Ltd.	44,000	1,007,040
#	Yamashin-Filter Corp.	36,200	1,259,867
	Yamashina Corp.	327,700	207,121
	Yamato Corp.	95,400	610,728
#	Yamaura Corp.	45,800	385,270
	Yamazen Corp.	345,700	3,743,848
	Yasuda Logistics Corp.	96,900	778,658
	Yokogawa Bridge Holdings Corp.	214,100	4,155,483
#	Yondenko Corp.	27,360	758,882
	Yuasa Trading Co., Ltd.	108,500	3,835,360
	Yuken Kogyo Co., Ltd.	20,100	474,372
#	Yumeshin Holdings Co., Ltd.	272,500	1,887,539
	Yurtec Corp.	255,000	1,998,053
	Yusen Logistics Co., Ltd.	112,100	1,023,612
	Yushin Precision Equipment Co., Ltd.	3,400	95,574
	Zaoh Co., Ltd.	2,900	40,753
	Zenitaka Corp. (The)	14,700	699,487

	Zuiko Corp.	22,800	$765,337
Total Industrials			1,106,633,930

Information Technology — (12.7%)
#	A&D Co., Ltd.	113,900	553,075
#*	Access Co., Ltd.	236,400	1,934,079
#	Ad-sol Nissin Corp.	34,100	349,864
#	Adtec Plasma Technology Co., Ltd.	33,400	529,508
#	Aeria, Inc.	57,400	1,063,728
	AGS Corp.	1,200	18,684
	Ai Holdings Corp.	234,800	5,875,335
	Aichi Tokei Denki Co., Ltd.	18,700	663,462
	Aiphone Co., Ltd.	71,900	1,168,932
#*	Akatsuki, Inc.	20,700	1,623,391
	Alpha Systems, Inc.	38,160	783,297
	Amano Corp.	391,500	9,267,942
#	Anritsu Corp.	873,500	7,255,734
	AOI Electronic Co., Ltd.	29,400	1,374,208
#*	Apic Yamada Corp.	30,500	162,213
	Argo Graphics, Inc.	53,200	1,663,583
	Arisawa Manufacturing Co., Ltd.	200,900	1,797,096
#	ArtSpark Holdings, Inc.	41,500	583,390
#	Asahi Net, Inc.	102,300	487,406
	Ateam, Inc.	71,500	1,880,632
#	Aval Data Corp.	16,800	296,225
#	Axell Corp.	44,900	334,667
#*	Bengo4.com, Inc.	38,900	495,219
#	Broadband Tower, Inc.	263,100	535,031
	Broadleaf Co., Ltd.	283,700	2,441,413
	CAC Holdings Corp.	81,800	776,169
	Canon Electronics, Inc.	125,200	2,529,758
#	Capcom Co., Ltd.	265,000	6,524,735
	CDS Co., Ltd.	3,900	45,860
	Chino Corp.	37,100	425,775
	Citizen Watch Co., Ltd.	1,567,400	10,808,319
	CMK Corp.	349,300	3,517,675
#	COLOPL, Inc.	307,800	3,554,924
	Computer Engineering & Consulting, Ltd.	85,500	2,026,790
	Computer Institute of Japan, Ltd.	83,500	476,174
	Comture Corp.	63,000	1,164,666
	CONEXIO Corp.	105,900	1,838,513
#	COOKPAD, Inc.	392,300	2,720,038
	Core Corp.	37,600	617,378
	Cresco, Ltd.	33,200	1,246,065
#	CROOZ, Inc.	52,000	1,091,398
#	Cube System, Inc.	48,400	363,933
#	Cybernet Systems Co., Ltd.	48,200	327,825
#*	Cyberstep, Inc.	22,100	551,529
	Cybozu, Inc.	106,100	480,531
	Dai-ichi Seiko Co., Ltd.	55,600	1,287,045
	Daishinku Corp.	44,399	745,664
	Daitron Co., Ltd.	54,200	965,302
	Daiwabo Holdings Co., Ltd.	118,600	5,008,140

#*	DDS, Inc.	57,200	$357,371
	Denki Kogyo Co., Ltd.	71,200	1,807,171
	Densan System Co., Ltd.	27,900	527,248
#*	Designone Japan, Inc.	35,600	424,551
	Dexerials Corp.	323,600	3,964,338
	Digital Arts, Inc.	66,000	2,852,046
	Digital Information Technologies Corp.	18,500	341,483
	Dip Corp.	196,200	4,485,634
	DKK-Toa Corp.	42,300	275,793
*	Drecom Co., Ltd.	67,100	890,430
	DTS Corp.	128,500	3,523,487
#	E-Guardian, Inc.	58,300	1,122,064
	Eizo Corp.	108,300	4,290,920
	Elecom Co., Ltd.	104,700	2,110,155
	Elematec Corp.	52,271	997,498
#*	Enigmo, Inc.	73,800	730,893
	Enplas Corp.	63,100	2,928,170
	ESPEC Corp.	128,600	2,635,295
	Excel Co., Ltd.	45,400	845,726
	F@N Communications, Inc.	303,400	3,402,295
#	Faith, Inc.	29,510	336,762
#*	FDK Corp.	552,000	1,423,122
	Fenwal Controls of Japan, Ltd.	9,200	132,620
	Ferrotec Holdings Corp.	234,700	3,967,403
#*	FFRI, Inc.	24,500	944,629
#*	FIRSTLOGIC, Inc.	12,700	275,235
#	Fixstars Corp.	24,000	900,455
#*	Flight Holdings, Inc.	57,600	472,659
	Forval Corp.	17,400	110,392
#	FTGroup Co., Ltd.	74,000	600,448
	Fuji Soft, Inc.	130,700	3,821,159
	Fujitsu Frontech, Ltd.	75,300	1,532,181
#	Fukui Computer Holdings, Inc.	46,600	1,202,948
#*	Full Speed, Inc.	45,200	426,807
	Furuno Electric Co., Ltd.	143,000	878,807
	Furuya Metal Co., Ltd.	14,800	526,078
	Future Corp.	159,900	1,447,588
#	G Three Holdings Corp.	214,900	390,260
	GL Sciences, Inc.	18,400	278,249
#	GMO Cloud K.K.	26,700	723,517
#	GMO internet, Inc.	440,600	5,373,223
#	GMO Payment Gateway, Inc.	84,300	5,281,096
	Gree, Inc.	672,200	4,598,061
#*	Gunosy, Inc.	75,700	2,159,026
	Gurunavi, Inc.	177,600	2,580,839
	Hagiwara Electric Co., Ltd.	33,100	964,436
	Hakuto Co., Ltd.	97,100	1,472,144
#	Hearts United Group Co., Ltd.	89,200	1,223,947
#	Hibino Corp.	25,200	453,779
	Hioki EE Corp.	62,200	1,328,600
#	Hitachi Kokusai Electric, Inc.	332,500	9,115,805
#	Hitachi Maxell, Ltd.	206,400	4,637,467
#	Hochiki Corp.	132,600	2,618,311

	Hokuriku Electric Industry Co., Ltd.	48,200	$676,996
	Honda Tsushin Kogyo Co., Ltd.	49,600	817,801
	Horiba, Ltd.	68,350	3,869,936
#	Hosiden Corp.	362,000	5,910,318
	I-Net Corp.	67,290	970,311
#	I-O Data Device, Inc.	45,000	459,216
	Ibiden Co., Ltd.	366,578	5,848,541
	Icom, Inc.	69,000	1,671,124
#*	IGNIS, Ltd.	15,400	534,199
#	Ikegami Tsushinki Co., Ltd.	385,000	565,601
	Ines Corp.	174,600	1,621,642
	Infocom Corp.	80,400	1,986,548
#	Infomart Corp.	546,700	3,930,194
	Information Development Co.	42,700	506,194
	Information Services International-Dentsu, Ltd.	78,100	1,774,757
#	Innotech Corp.	111,100	922,075
#	Intelligent Wave, Inc.	61,700	437,614
#	Inter Action Corp.	61,000	406,132
	Internet Initiative Japan, Inc.	183,800	3,434,879
#	Iriso Electronics Co., Ltd.	110,600	5,790,593
#	Istyle, Inc.	287,100	1,781,470
#*	ITbook Co., Ltd.	90,900	422,461
	Itfor, Inc.	160,800	921,240
#	ITmedia, Inc.	6,200	35,632
#*	Itokuro, Inc.	22,800	1,001,096
	Iwatsu Electric Co., Ltd.	57,200	443,032
	Japan Aviation Electronics Industry, Ltd.	298,000	4,668,171
#	Japan Cash Machine Co., Ltd.	99,000	996,348
#*	Japan Display, Inc.	2,327,100	4,511,137
#	Japan Material Co., Ltd.	130,500	3,441,980
	Japan Radio Co., Ltd.	71,000	1,083,100
	Jastec Co., Ltd.	78,500	958,950
#	JBCC Holdings, Inc.	94,500	928,193
#*	JIG-SAW, Inc.	21,500	1,148,898
	Justsystems Corp.	206,000	4,364,126
	Kaga Electronics Co., Ltd.	113,900	3,370,458
	Kanematsu Electronics, Ltd.	75,800	2,239,368
*	KAYAC, Inc.	21,200	252,784
#*	KLab, Inc.	217,000	3,127,825
	Koa Corp.	195,900	3,637,950
	Kozo Keikaku Engineering, Inc.	8,200	170,916
#	Kyoden Co., Ltd.	97,900	429,321
#	Kyoei Sangyo Co., Ltd.	600	13,448
	Kyosan Electric Manufacturing Co., Ltd.	259,000	1,355,790
	Kyowa Electronics Instruments Co., Ltd.	135,100	538,364
#	LAC Co., Ltd.	101,400	1,252,422
#	Lasertec Corp.	255,200	5,254,004
*	Livesense, Inc.	17,200	85,337
#	m-up, Inc.	31,600	385,835
	Macnica Fuji Electronics Holdings, Inc.	209,650	3,864,467
	Mamezou Holdings Co., Ltd.	107,600	1,137,667
	MarkLines Co., Ltd.	44,700	401,393
	Marubun Corp.	101,500	768,970

	Maruwa Co., Ltd.	60,000	$3,394,030
#	Marvelous, Inc.	196,300	1,667,400
	MCJ Co., Ltd.	220,700	2,391,836
#	Media Do Holdings Co., Ltd.	41,400	943,023
#	Megachips Corp.	108,100	3,552,166
	Meiko Electronics Co., Ltd.	131,100	2,459,471
	Melco Holdings, Inc.	72,900	2,319,170
#	Micronics Japan Co., Ltd.	206,600	1,907,302
#	Mimaki Engineering Co., Ltd.	108,700	820,046
	Mimasu Semiconductor Industry Co., Ltd.	113,181	1,822,668
#	Miraial Co., Ltd.	43,300	577,832
	Miroku Jyoho Service Co., Ltd.	115,700	2,694,823
#	Mitsubishi Research Institute, Inc.	41,400	1,220,198
#	Mitsui High-Tec, Inc.	157,900	3,277,260
	Mobile Create Co., Ltd.	59,800	203,115
#	Mobile Factory, Inc.	33,200	438,143
#*	Morpho, Inc.	28,100	1,264,337
#	MTI, Ltd.	199,300	1,196,915
	Mutoh Holdings Co., Ltd.	14,600	336,580
#*	Mynet, Inc.	23,600	328,065
	Nagano Keiki Co., Ltd.	50,900	539,179
	Nakayo, Inc.	78,000	1,315,579
	NEC Networks & System Integration Corp.	137,400	3,282,614
	NET One Systems Co., Ltd.	525,900	5,569,081
#*	New Japan Radio Co., Ltd.	96,000	725,238
#	Nexyz Group Corp.	48,000	903,009
#	Nichicon Corp.	318,700	3,920,499
	Nihon Dempa Kogyo Co., Ltd.	106,600	831,519
	Nihon Denkei Co., Ltd.	8,700	133,497
	Nihon Unisys, Ltd.	446,475	7,142,242
	Nippon Ceramic Co., Ltd.	62,200	1,747,452
	Nippon Chemi-Con Corp.	103,700	3,688,479
	Nippon Information Development Co., Ltd.	2,300	69,253
	Nippon Kodoshi Corp.	54,900	1,240,496
	Nippon Signal Co., Ltd.	345,000	3,714,851
	Nippon Systemware Co., Ltd.	45,500	869,167
#	Nissha Printing Co., Ltd.	229,300	6,228,654
	Nohmi Bosai, Ltd.	136,100	2,147,690
#	Noritsu Koki Co., Ltd.	123,900	1,563,911
	NS Solutions Corp.	184,800	4,078,284
	NSD Co., Ltd.	212,280	3,942,092
#	Nuflare Technology, Inc.	29,300	1,584,678
#	Ohara, Inc.	51,800	1,016,681
#	Okaya Electric Industries Co., Ltd.	73,000	363,907
#	Oki Electric Industry Co., Ltd.	522,400	6,965,184
	ONO Sokki Co., Ltd.	58,400	385,437
	Optex Group Co., Ltd.	94,700	3,552,036
*	Optim Corp.	26,100	621,989
	Osaki Electric Co., Ltd.	254,000	1,968,356
	Paltek Corp.	35,800	278,157
	PCA Corp.	2,500	36,235
#	PCI Holdings, Inc.	19,500	564,483
	Poletowin Pitcrew Holdings, Inc.	88,800	1,241,318

	Pro Ship Inc.	6,000	$138,105
	Rakus Co., Ltd.	36,300	669,312
	Renesas Easton Co., Ltd.	62,400	370,243
#	Riken Keiki Co., Ltd.	105,100	2,109,393
	Riso Kagaku Corp.	172,600	3,142,436
	Roland DG Corp.	82,600	2,119,033
#	Rorze Corp.	64,800	1,345,263
#	RS Technologies Co., Ltd.	22,500	850,682
#*	RVH, Inc.	85,200	450,820
	Ryoden Corp.	97,000	1,469,388
	Ryosan Co., Ltd.	191,900	7,623,302
	Ryoyo Electro Corp.	132,600	2,359,664
	Saison Information Systems Co., Ltd.	3,500	50,728
#	Sakura Internet, Inc.	127,100	996,378
	Sanken Electric Co., Ltd.	779,000	4,292,774
	Sanshin Electronics Co., Ltd.	154,800	2,297,343
#	Satori Electric Co., Ltd.	85,880	759,735
	Saxa Holdings, Inc.	29,800	550,089
#	Scala, Inc.	91,500	654,878
#	Seikoh Giken Co., Ltd.	12,200	217,132
	Shibaura Electronics Co., Ltd.	46,900	1,888,236
	Shibaura Mechatronics Corp.	200,000	741,868
#*	SHIFT, Inc.	38,800	570,922
	Shindengen Electric Manufacturing Co., Ltd.	48,700	3,120,959
#*	Shinkawa, Ltd.	94,400	677,819
	Shinko Electric Industries Co., Ltd.	445,700	3,007,675
	Shinko Shoji Co., Ltd.	135,600	2,405,894
	Shizuki Electric Co., Inc.	103,500	737,678
	Sigma Koki Co., Ltd.	12,500	192,258
#	Siix Corp.	94,200	4,146,386
	SK-Electronics Co., Ltd.	42,100	472,976
	SMK Corp.	342,000	1,582,010
#	SMS Co., Ltd.	195,900	6,243,215
#	Softbank Technology Corp.	70,300	1,174,720
#	Softbrain Co., Ltd.	135,900	514,227
	Softcreate Holdings Corp.	48,300	656,613
#	Soliton Systems K.K.	52,900	568,010
#	Sourcenext Corp.	86,300	422,441
	SRA Holdings	65,900	1,749,836
#	Sumida Corp.	136,449	2,664,360
	Sun-Wa Technos Corp.	57,800	1,077,675
	Suzuden Corp.	23,500	295,244
#	Systemsoft Corp.	269,600	371,790
	Systena Corp.	109,900	2,743,356
#	Tabuchi Electric Co., Ltd.	154,600	395,979
	Tachibana Eletech Co., Ltd.	103,260	1,666,210
#	Taiyo Yuden Co., Ltd.	678,700	10,051,034
#	Takachiho Koheki Co., Ltd.	10,200	100,957
	TAKEBISHI Corp.	24,900	334,320
	Tamura Corp.	486,000	2,953,326
#	Tazmo Co., Ltd.	40,900	708,906
	TDC Software Engineering, Inc.	38,000	398,478
#*	Teac Corp.	734,000	280,849

#	TechMatrix Corp.	99,500	$1,408,354
#	Tecnos Japan, Inc.	103,000	1,013,059
	Teikoku Tsushin Kogyo Co., Ltd.	49,000	496,953
	TIS, Inc.	307,701	9,087,405
	TKC Corp.	119,800	3,673,675
	Toho System Science Co., Ltd.	1,500	11,162
	Tokyo Electron Device, Ltd.	41,100	777,417
	Tokyo Seimitsu Co., Ltd.	240,800	8,545,207
	Tomen Devices Corp.	2,900	79,010
	Topcon Corp.	662,200	11,688,255
	Torex Semiconductor, Ltd.	39,900	666,796
	Toshiba TEC Corp.	822,000	4,533,670
	Toukei Computer Co., Ltd.	22,710	616,616
#	Towa Corp.	139,700	2,210,375
	Toyo Corp.	146,400	1,328,265
	Transcosmos, Inc.	186,300	4,302,389
#	Tri Chemical Laboratories, Inc.	36,600	1,235,250
	UKC Holdings Corp.	86,600	1,498,351
#	UMC Electronics Co Ltd	27,400	547,790
	Uniden Holdings Corp.	406,000	1,084,514
	UNIRITA, Inc.	6,400	99,349
#	UNITED, Inc.	78,700	2,076,004
#	V Technology Co., Ltd.	28,700	4,817,045
*	V-Cube, Inc.	85,300	483,563
#	VeriServe Corp.	13,400	424,776
#	Vitec Holdings Co., Ltd.	51,000	802,232
#	Voyage Group, Inc.	56,400	722,729
	Wellnet Corp.	109,900	1,164,398
#	YAC Holdings Co., Ltd.	52,800	537,258
#	Yamaichi Electronics Co., Ltd.	136,500	2,512,335
#	Yashima Denki Co., Ltd.	110,500	912,348
#	Yokowo Co., Ltd.	92,000	1,180,177
	Zappallas, Inc.	55,900	202,875
*	ZIGExN Co., Ltd.	107,300	1,568,901
	Zuken, Inc.	99,900	1,517,055
Total Information Technology			556,323,875

Materials — (10.0%)
	Achilles Corp.	101,900	2,047,174
	ADEKA Corp.	544,000	9,926,913
	Agro-Kanesho Co., Ltd.	68,400	1,155,162
	Aichi Steel Corp.	72,400	2,848,997
#	Alconix Corp.	136,000	2,448,283
	Arakawa Chemical Industries, Ltd.	108,000	2,532,091
	Araya Industrial Co., Ltd.	26,800	507,646
#	Asahi Holdings, Inc.	182,350	3,756,791
	Asahi Printing Co., Ltd.	800	18,632
	Asahi Yukizai Corp.	87,800	1,165,507
#	Asia Pile Holdings Corp.	126,100	695,362
	C Uyemura & Co., Ltd.	27,200	1,654,697
	Carlit Holdings Co., Ltd.	96,500	683,545
	Chuetsu Pulp & Paper Co., Ltd.	55,200	1,043,910
*	Chugai Mining Co., Ltd.	1,012,400	288,332

	Chugoku Marine Paints, Ltd.	390,400	$3,266,017
	CI Takiron Corp.	330,000	2,113,378
	Dai Nippon Toryo Co., Ltd.	148,000	2,281,008
	Daido Steel Co., Ltd.	131,300	7,799,931
	Daiichi Kigenso Kagaku-Kogyo Co., Ltd.	117,700	1,878,269
	Daiken Corp.	93,100	2,353,129
	Daiki Aluminium Industry Co., Ltd.	183,000	1,365,388
	Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	83,200	3,798,824
#	Daio Paper Corp.	448,400	5,296,192
	Denka Co., Ltd.	176,400	5,818,261
	DKS Co., Ltd.	281,000	1,780,901
	Dynapac Co., Ltd.	5,000	75,307
#	FP Corp.	138,100	7,061,019
	Fuji Seal International, Inc.	264,200	7,993,682
	Fujikura Kasei Co., Ltd.	151,700	898,234
	Fujimi, Inc.	118,100	2,754,889
	Fujimori Kogyo Co., Ltd.	99,000	3,345,621
#	Fumakilla, Ltd.	50,500	897,655
	Fuso Chemical Co., Ltd.	110,800	3,544,632
#	Geostr Corp.	77,000	632,440
#	Godo Steel, Ltd.	77,700	1,456,564
	Gun-Ei Chemical Industry Co., Ltd.	28,600	995,782
	Hakudo Co., Ltd.	24,000	453,723
#	Haneda Zenith Holdings Co., Ltd.	218,200	798,077
#	Harima Chemicals Group, Inc.	88,600	789,355
	Hodogaya Chemical Co., Ltd.	39,500	2,685,326
	Hokkan Holdings, Ltd.	275,000	1,056,357
	Hokko Chemical Industry Co., Ltd.	120,900	761,376
#	Hokuetsu Kishu Paper Co., Ltd.	814,899	5,092,477
	Honshu Chemical Industry Co., Ltd.	14,000	164,818
	Ise Chemicals Corp.	77,000	414,206
*	Ishihara Sangyo Kaisha, Ltd.	229,050	3,251,868
	Ishizuka Glass Co., Ltd.	11,900	254,206
	JCU Corp.	70,500	3,148,275
	JSP Corp.	79,300	2,432,666
#	Kanto Denka Kogyo Co., Ltd.	280,400	2,997,490
	Katakura & Co-op Agri Corp.	15,200	184,463
	Kawakin Holdings Co., Ltd.	11,000	36,845
	KeePer Technical Laboratory Co., Ltd.	36,400	434,405
	Kimoto Co., Ltd.	228,000	515,228
	Koatsu Gas Kogyo Co., Ltd.	170,193	1,262,148
#	Kogi Corp.	5,500	112,315
	Kohsoku Corp.	60,200	639,424
	Konishi Co., Ltd.	193,600	3,428,368
#	Konoshima Chemical Co., Ltd.	35,700	534,854
	Krosaki Harima Corp.	31,700	1,519,474
#	Kumiai Chemical Industry Co., Ltd.	494,287	3,559,543
#	Kureha Corp.	87,650	4,773,379
	Kurimoto, Ltd.	63,300	1,319,142
	Kuriyama Holdings Corp.	36,500	578,416
#	Kyoei Steel, Ltd.	139,300	2,173,796
	Kyowa Leather Cloth Co., Ltd.	64,500	547,489
	Lintec Corp.	286,700	7,781,364

#	MEC Co., Ltd.	109,500	$1,800,774
	Mitani Sekisan Co., Ltd.	46,600	1,061,186
*	Mitsubishi Paper Mills, Ltd.	182,300	1,228,799
	Mitsubishi Steel Manufacturing Co., Ltd.	91,000	2,326,356
	Mitsui Mining & Smelting Co., Ltd.	219,000	11,362,828
#	MORESCO Corp.	41,300	793,242
	Mory Industries, Inc.	32,700	758,914
	Nakayama Steel Works, Ltd.	118,300	765,330
	Neturen Co., Ltd.	216,500	2,179,982
#*	New Japan Chemical Co., Ltd.	182,300	477,027
	Nicca Chemical Co., Ltd.	24,200	240,165
	Nichia Steel Works, Ltd.	164,900	463,386
#	Nihon Kagaku Sangyo Co., Ltd.	81,500	1,589,658
	Nihon Nohyaku Co., Ltd.	306,300	1,717,168
	Nihon Parkerizing Co., Ltd.	581,400	9,314,470
	Nihon Yamamura Glass Co., Ltd.	546,000	966,331
	Nippon Carbide Industries Co., Inc.	45,100	995,929
	Nippon Chemical Industrial Co., Ltd.	47,700	1,132,468
	Nippon Concrete Industries Co., Ltd.	278,300	1,099,175
#	Nippon Denko Co., Ltd.	725,314	2,894,838
	Nippon Fine Chemical Co., Ltd.	81,000	682,148
	Nippon Kinzoku Co., Ltd.	29,300	826,944
#	Nippon Koshuha Steel Co., Ltd.	47,100	473,178
	Nippon Light Metal Holdings Co., Ltd.	3,510,900	9,999,737
#	Nippon Paper Industries Co., Ltd.	304,000	5,655,834
	Nippon Pillar Packing Co., Ltd.	137,100	2,072,486
	Nippon Soda Co., Ltd.	774,000	4,706,248
	Nippon Valqua Industries, Ltd.	102,599	2,507,358
*	Nippon Yakin Kogyo Co., Ltd.	831,300	1,731,712
#	Nisshin Steel Co., Ltd.	273,592	3,501,760
#	Nitta Gelatin, Inc.	79,300	536,624
	Nittetsu Mining Co., Ltd.	35,400	2,583,958
#	Nitto FC Co., Ltd.	106,200	813,055
	NOF Corp.	435,000	12,309,249
	Nozawa Corp.	36,900	459,986
	Okamoto Industries, Inc.	358,000	3,730,077
	Okura Industrial Co., Ltd.	284,000	2,058,489
	Osaka Organic Chemical Industry, Ltd.	97,900	1,205,636
#	Osaka Soda Co., Ltd.	84,800	2,186,759
	Osaka Steel Co., Ltd.	83,300	1,889,202
#	OSAKA Titanium Technologies Co., Ltd.	36,100	525,608
#*	Pacific Metals Co., Ltd.	102,100	2,603,277
	Pack Corp. (The)	81,200	2,880,978
#	Rasa Industries, Ltd.	48,000	865,692
	Rengo Co., Ltd.	1,138,500	6,776,797
	Riken Technos Corp.	227,000	1,385,066
	Sakai Chemical Industry Co., Ltd.	114,000	2,920,282
#	Sakata INX Corp.	252,400	4,661,737
	Sanyo Chemical Industries, Ltd.	69,800	4,067,551
	Sanyo Special Steel Co., Ltd.	130,060	3,337,012
#	Seiko PMC Corp.	68,600	737,423
	Sekisui Plastics Co., Ltd.	163,900	2,061,120
	Shikoku Chemicals Corp.	243,000	3,677,679

	Shin-Etsu Polymer Co., Ltd.	285,700	$2,594,814
	Shinagawa Refractories Co., Ltd.	39,000	1,300,071
#	Shinko Wire Co., Ltd.	18,400	286,078
	SK Kaken Co., Ltd.	5,000	408,063
	Soken Chemical & Engineering Co., Ltd.	21,600	453,591
#	Stella Chemifa Corp.	66,800	2,850,656
	Sumitomo Bakelite Co., Ltd.	1,133,000	8,353,173
#	Sumitomo Osaka Cement Co., Ltd.	2,368,000	10,472,891
	Sumitomo Seika Chemicals Co., Ltd.	63,200	3,023,047
#	T Hasegawa Co., Ltd.	143,800	2,756,252
#	T&K Toka Co., Ltd.	102,400	1,209,582
	Taisei Lamick Co., Ltd.	35,900	965,478
	Taiyo Holdings Co., Ltd.	104,900	4,890,404
	Takasago International Corp.	92,200	3,174,016
	Tayca Corp.	108,500	2,127,482
	Tenma Corp.	103,300	2,090,835
	Toagosei Co., Ltd.	658,000	8,820,883
#	Toda Kogyo Corp.	25,300	1,105,271
	Toho Acetylene Co., Ltd.	12,700	193,238
#	Toho Titanium Co., Ltd.	215,600	1,556,598
#	Toho Zinc Co., Ltd.	83,600	3,608,542
	Tokai Carbon Co., Ltd.	1,289,000	12,140,360
	Tokushu Tokai Paper Co., Ltd.	60,858	2,377,913
#	Tokuyama Corp.	463,000	10,975,698
	Tokyo Ohka Kogyo Co., Ltd.	227,700	8,097,787
	Tokyo Printing Ink Manufacturing Co., Ltd.	1,300	43,663
	Tokyo Rope Manufacturing Co., Ltd.	91,800	1,386,352
#	Tokyo Steel Manufacturing Co., Ltd.	845,800	6,980,880
	Tokyo Tekko Co., Ltd.	50,200	1,012,503
	Tomoegawa Co., Ltd.	131,000	382,468
	Tomoku Co., Ltd.	72,000	1,264,239
	Topy Industries, Ltd.	108,500	3,629,316
	Toyo Ink SC Holdings Co., Ltd.	1,157,000	6,516,196
	Toyo Kohan Co., Ltd.	320,600	1,495,906
	Toyobo Co., Ltd.	568,800	10,835,926
#	TYK Corp.	138,000	444,300
#	UACJ Corp.	171,442	4,889,011
	Ube Industries, Ltd.	27,800	804,520
#	W-Scope Corp.	148,900	3,020,571
	Wood One Co., Ltd.	36,600	590,723
	Yamato Kogyo Co., Ltd.	225,900	6,123,192
	Yodogawa Steel Works, Ltd.	138,300	3,790,287
	Yotai Refractories Co., Ltd.	47,000	178,752
	Yuki Gosei Kogyo Co., Ltd.	36,200	95,631
	Yushiro Chemical Industry Co., Ltd.	64,700	955,426
Total Materials			441,752,311

Real Estate — (1.9%)
#	AD Works Co., Ltd.	804,000	286,248
	Airport Facilities Co., Ltd.	132,770	701,372
	Anabuki Kosan, Inc.	2,200	58,671
#	Aoyama Zaisan Networks Co., Ltd.	55,100	605,657
#	Apamanshop Holdings Co., Ltd.	69,100	572,554

#	Ardepro Co., Ltd.	923,500	$921,658
	Arealink Co., Ltd.	41,000	911,356
#*	Ascot Corp.	67,700	181,367
#	CRE, Inc.	22,800	305,121
	Daibiru Corp.	303,600	3,357,591
	Daikyo, Inc.	190,400	3,740,791
#	Dear Life Co., Ltd.	101,000	424,973
	Goldcrest Co., Ltd.	107,590	2,552,280
	Grandy House Corp.	61,800	244,615
	Heiwa Real Estate Co., Ltd.	236,600	4,033,610
#	Ichigo, Inc.	1,467,900	5,030,686
#	Investors Cloud Co., Ltd.	33,200	1,978,525
#*	Japan Asset Marketing Co., Ltd.	1,649,800	1,818,858
#	Japan Property Management Center Co., Ltd.	84,500	1,155,643
	Kabuki-Za Co., Ltd.	33,600	1,635,749
	Keihanshin Building Co., Ltd.	214,900	1,450,571
#	Kenedix, Inc.	1,399,200	7,785,098
*	LAND Co., Ltd.	609,500	87,331
	Leopalace21 Corp.	1,731,500	12,066,713
#	Mugen Estate Co., Ltd.	73,300	725,702
#	Nippon Commercial Development Co., Ltd.	61,700	943,301
	Nisshin Fudosan Co.	189,700	1,289,630
	Open House Co., Ltd.	191,100	6,677,434
	Properst Co., Ltd.	26,600	46,817
#	Prospect Co., Ltd.	1,202,000	555,948
#	Raysum Co., Ltd.	107,100	910,068
	SAMTY Co., Ltd.	105,300	1,680,505
	Sankyo Frontier Co., Ltd.	16,500	412,786
#	Shinoken Group Co., Ltd.	81,500	1,826,838
	Star Mica Co., Ltd.	75,800	1,131,050
#*	Striders Corp.	15,300	80,017
	Sun Frontier Fudousan Co., Ltd.	147,900	1,599,231
#	Takara Leben Co., Ltd.	552,800	2,703,177
	TOC Co., Ltd.	390,550	3,438,540
	Tokyo Rakutenchi Co., Ltd.	20,700	1,063,555
#	Tokyo Theatres Co., Inc.	46,800	613,397
	Tosei Corp.	217,300	1,909,342
#	Unizo Holdings Co., Ltd.	151,800	3,521,406
	Urbanet Corp. Co., Ltd.	108,800	338,695
Total Real Estate			83,374,477

Telecommunication Services — (0.1%)
#*	Broadmedia Corp.	456,300	454,635
#	Freebit Co., Ltd.	79,500	704,484
#	Okinawa Cellular Telephone Co.	47,900	1,664,408
#*	U-Next Co., Ltd.	35,400	324,276
#*	Vision, Inc.	38,100	852,944
#	WirelessGate, Inc.	55,300	638,833
Total Telecommunication Services			4,639,580

Utilities — (0.9%)
#*	Eneres Co., Ltd.	160,000	784,554

#	eRex Co., Ltd.	267,200	$2,490,965
#	Hiroshima Gas Co., Ltd.	189,900	601,176
*	Hokkaido Electric Power Co., Inc.	1,189,200	8,492,300
	Hokkaido Gas Co., Ltd.	360,000	908,542
#	Hokuriku Electric Power Co.	1,087,400	9,127,238
	Hokuriku Gas Co., Ltd.	9,900	249,047
	K&O Energy Group, Inc.	87,600	1,427,899
	Okinawa Electric Power Co., Inc. (The)	226,917	4,988,759
	Saibu Gas Co., Ltd.	196,300	4,922,194
	Shizuoka Gas Co., Ltd.	342,800	2,713,846
	Toell Co., Ltd.	28,400	231,399
#	West Holdings Corp.	96,800	675,767
Total Utilities			37,613,686
TOTAL COMMON STOCKS			3,836,704,486
TOTAL INVESTMENT SECURITIES			3,836,704,486

			Value †
SECURITIES LENDING COLLATERAL — (12.7%)
§@	DFA Short Term Investment Fund	48,409,586	560,195,725
TOTAL INVESTMENTS — (100.0%) (Cost $3,473,291,197) ^^			$4,396,900,211

Summary of the Series' investments as of September 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	—	$747,045,984	—	$747,045,984
Consumer Staples	—	313,051,044	—	313,051,044
Energy	—	44,312,632	—	44,312,632
Financials	—	325,375,929	—	325,375,929
Health Care	—	176,581,038	—	176,581,038
Industrials	—	1,106,633,930	—	1,106,633,930
Information Technology	—	556,323,875	—	556,323,875
Materials	—	441,752,311	—	441,752,311
Real Estate	—	83,374,477	—	83,374,477
Telecommunication Services	—	4,639,580	—	4,639,580
Utilities	—	37,613,686	—	37,613,686
Securities Lending Collateral	—	560,195,725	—	560,195,725
TOTAL	—	$4,396,900,211	—	$4,396,900,211

THE ASIA PACIFIC SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

September 30, 2017
(Unaudited)

		Shares	Value ††
COMMON STOCKS — (86.8%)
AUSTRALIA — (45.7%)
*	3P Learning, Ltd.	56,239	$52,579
*	Acrux, Ltd.	660,428	75,240
	Adacel Technologies, Ltd.	40,961	92,302
	Adairs, Ltd.	26,738	32,167
#	Adelaide Brighton, Ltd.	3,668,074	16,813,323
#	Ainsworth Game Technology, Ltd.	957,516	1,920,300
*	Alkane Resources, Ltd.	1,510,492	391,997
	ALS, Ltd.	1,299,881	7,996,721
	Altium, Ltd.	679,390	5,772,736
*	Altona Mining, Ltd.	1,108,169	117,476
	Alumina, Ltd.	548,792	951,048
#	AMA Group, Ltd.	976,883	740,133
#	Amaysim Australia, Ltd.	917,257	1,414,628
	Ansell, Ltd.	750,275	13,147,648
*	Antares Energy, Ltd.	199,346	219
#	AP Eagers, Ltd.	271,021	1,617,039
#	APN Outdoor Group, Ltd.	1,049,877	3,887,472
	APN Property Group, Ltd.	26,661	8,484
#	Appen, Ltd.	262,703	1,075,659
#	ARB Corp., Ltd.	488,283	6,636,573
#	Ardent Leisure Group	2,011,237	2,874,570
#*	Arrium, Ltd.	17,951,296	269,806
	Asaleo Care, Ltd.	2,319,081	2,819,330
#*	Atlas Iron, Ltd.	7,155,231	95,947
	AUB Group, Ltd.	268,561	2,704,269
#	Ausdrill, Ltd.	2,052,303	3,239,587
	Austal, Ltd.	1,348,517	1,647,048
#*	Australian Agricultural Co., Ltd.	2,990,515	3,620,358
	Australian Finance Group, Ltd.	208,894	278,659
#	Australian Pharmaceutical Industries, Ltd.	2,860,486	3,353,008
	Australian Vintage, Ltd.	4,105,188	1,401,005
#	Auswide Bank, Ltd.	102,961	424,115
#	Automotive Holdings Group, Ltd.	1,948,477	5,084,737
*	Avanco Resources, Ltd.	2,444,368	186,172
	Aveo Group	2,201,021	4,133,978
	AVJennings, Ltd.	7,051,385	3,953,479
#*	AWE, Ltd.	3,834,269	1,358,861
#	Baby Bunting Group, Ltd.	166,653	240,596
#	Bapcor, Ltd.	1,391,579	5,732,442
	Beach Energy, Ltd.	13,769,668	8,910,764
#*	Beadell Resources, Ltd.	7,171,491	1,065,615
#	Bega Cheese, Ltd.	899,266	4,834,737
#	Bellamy's Australia, Ltd.	394,747	2,337,538
#*	Billabong International, Ltd.	756,968	308,739
#	Blackmores, Ltd.	81,784	7,585,091
	Blue Sky Alternative Investments, Ltd.	84,602	730,324
	BlueScope Steel, Ltd.	6,561	56,682
*	Boart Longyear, Ltd.	1,682,421	33,037
	Breville Group, Ltd.	825,559	7,342,349
	Brickworks, Ltd.	247,580	2,627,572
	BT Investment Management, Ltd.	1,042,849	9,068,322

*	Buru Energy, Ltd.	380,331	$61,108
#	Cabcharge Australia, Ltd.	863,423	1,230,205
#	Capilano Honey, Ltd.	14,328	179,470
*	Capitol Health, Ltd.	1,294,346	283,967
	Capral, Ltd.	58,499	6,199
*	Cardno, Ltd.	1,627,697	1,789,467
*	Carnarvon Petroleum, Ltd.	5,095,141	343,830
*	Carnegie Clean Energy, Ltd.	1,015,131	32,608
#	carsales.com, Ltd.	1,702,940	17,185,708
#	Cash Converters International, Ltd.	2,406,480	746,381
#*	Catapult Group International, Ltd.	26,827	27,336
	Cedar Woods Properties, Ltd.	346,422	1,538,758
#	Class, Ltd.	127,626	344,795
	Cleanaway Waste Management, Ltd.	10,470,362	11,309,832
*	Clinuvel Pharmaceuticals, Ltd.	35,148	185,553
	Codan, Ltd.	483,468	884,252
#	Collection House, Ltd.	2,175,227	2,296,662
	Collins Foods, Ltd.	605,763	2,779,744
#*	Cooper Energy, Ltd.	1,713,723	377,015
#	Corporate Travel Management, Ltd.	276,172	4,745,498
	Costa Group Holdings, Ltd.	1,042,976	4,582,137
#	Credit Corp. Group, Ltd.	308,284	4,658,760
#	CSG, Ltd.	1,105,275	451,330
	CSR, Ltd.	3,680,857	13,706,522
*	CuDeco, Ltd.	387,893	112,577
	Data#3, Ltd.	656,730	884,374
	Decmil Group, Ltd.	895,950	879,536
*	Devine, Ltd.	100,195	30,046
	Dicker Data, Ltd.	111,457	226,716
#	Domino's Pizza Enterprises, Ltd.	46,342	1,669,615
	Donaco International, Ltd.	28,566	9,429
	Downer EDI, Ltd.	4,022,856	21,436,367
	DuluxGroup, Ltd.	3,101,823	17,069,876
	DWS, Ltd.	446,785	477,025
	Eclipx Group, Ltd.	1,048,536	3,339,700
#*	Elders, Ltd.	726,056	2,764,514
*	Electro Optic Systems Holdings, Ltd.	73,891	157,736
#*	Emeco Holdings, Ltd.	1,193,646	177,931
#*	Energy Resources of Australia, Ltd.	1,487,868	659,769
#*	Energy World Corp., Ltd.	4,185,404	1,281,620
	Enero Group, Ltd.	12,387	9,770
	EQT Holdings, Ltd.	24,696	342,712
	ERM Power, Ltd.	921,007	976,063
	Estia Health, Ltd.	1,055,561	2,629,212
	Euroz, Ltd.	101,762	86,943
	Event Hospitality and Entertainment, Ltd.	513,190	5,051,467
	Evolution Mining, Ltd.	4,129,607	7,148,153
	Fairfax Media, Ltd.	15,303,894	11,379,521
#*	FAR, Ltd.	5,225,378	287,124
	Finbar Group, Ltd.	190,901	122,807
#	Fleetwood Corp., Ltd.	410,016	871,595
#	FlexiGroup, Ltd.	1,539,900	1,882,298
	Flight Centre Travel Group, Ltd.	183,277	6,486,562

#	G8 Education, Ltd.	2,539,289	$8,120,610
#*	Galaxy Resources, Ltd.	984,288	2,013,008
#	Gateway Lifestyle	1,444,159	2,221,871
#	GBST Holdings, Ltd.	134,648	195,708
#	Genworth Mortgage Insurance Australia, Ltd.	1,465,246	3,213,326
	Global Construction Services, Ltd.	4,832	2,746
#*	Gold Road Resources, Ltd.	306,310	170,398
	GR Engineering Services, Ltd.	55,230	51,648
	GrainCorp, Ltd. Class A	1,255,046	8,051,435
#	Grange Resources, Ltd.	1,724,297	175,954
#	Greencross, Ltd.	484,867	2,016,424
*	Greenland Minerals & Energy, Ltd.	114,047	8,619
#	GUD Holdings, Ltd.	905,778	7,761,664
	GWA Group, Ltd.	2,071,266	4,255,865
#	Hansen Technologies, Ltd.	641,975	1,689,124
	Healthscope, Ltd.	2,574,909	3,380,146
	HFA Holdings, Ltd.	484,828	1,019,708
#*	Highfield Resources, Ltd.	121,654	105,985
*	Hills, Ltd.	1,117,465	153,567
*	Horizon Oil, Ltd.	4,073,887	182,131
#	HT&E, Ltd.	2,174,438	3,523,984
	IDP Education, Ltd.	66,492	294,930
	Iluka Resources, Ltd.	1,852,267	13,865,440
*	Imdex, Ltd.	1,804,309	1,276,029
#	IMF Bentham, Ltd.	971,019	1,547,716
#	Independence Group NL	2,259,858	6,166,126
*	Infigen Energy	4,931,832	2,944,542
	Infomedia, Ltd.	2,298,870	1,424,345
	Integral Diagnostics, Ltd.	14,901	19,411
#	Integrated Research, Ltd.	443,534	1,201,270
	InvoCare, Ltd.	920,100	11,356,485
#	IOOF Holdings, Ltd.	2,068,330	18,128,898
#	IPH, Ltd.	188,416	672,846
#	IRESS, Ltd.	1,175,824	10,534,848
	iSelect, Ltd.	573,151	720,003
#	iSentia Group, Ltd.	769,059	1,076,610
	IVE Group, Ltd.	104,318	163,236
#	Japara Healthcare, Ltd.	1,403,044	1,973,724
#	JB Hi-Fi, Ltd.	962,791	17,350,300
	Jumbo Interactive, Ltd.	9,096	19,648
*	Jupiter Mines, Ltd.	381,117	152,447
	K&S Corp., Ltd.	268,400	384,548
#*	Karoon Gas Australia, Ltd.	1,014,916	1,026,586
#*	Kingsgate Consolidated, Ltd.	1,717,937	377,123
*	Kingsrose Mining, Ltd.	937,248	27,569
	Link Administration Holdings, Ltd.	1,207,559	7,144,188
#*	Lynas Corp., Ltd.	1,159,291	177,953
	MACA, Ltd.	829,671	1,395,206
*	Macmahon Holdings, Ltd.	6,881,875	1,216,768
	Macquarie Atlas Roads Group	698,041	2,977,798
	Magellan Financial Group, Ltd.	380,216	7,346,131
#	Mantra Group, Ltd.	1,991,957	4,993,586
	MaxiTRANS Industries, Ltd.	915,613	492,417

#*	Mayne Pharma Group, Ltd.	6,571,574	$3,414,295
	McMillan Shakespeare, Ltd.	456,252	5,269,659
#	McPherson's, Ltd.	611,934	714,678
#*	Medusa Mining, Ltd.	1,263,898	286,709
	Melbourne IT, Ltd.	559,302	1,251,443
#*	Mesoblast, Ltd.	576,405	619,730
#	Metals X, Ltd.	2,287,695	1,427,178
#	Metcash, Ltd.	5,204,963	10,484,420
#	Michael Hill International, Ltd.(BD8D249)	1,490,263	1,293,271
	Michael Hill International, Ltd.(BD8D250)	63,183	54,384
*	Millennium Minerals, Ltd.	868,823	95,238
*	Mincor Resources NL	751,851	162,009
	Mineral Resources, Ltd.	1,168,088	14,952,839
*	Mitula Group, Ltd.	17,883	9,051
#*	MMA Offshore, Ltd.	2,282,868	340,604
	MNF Group, Ltd.	87,155	369,853
#	Monadelphous Group, Ltd.	813,595	10,049,434
#	Monash IVF Group, Ltd.	528,397	574,501
	Money3 Corp., Ltd.	293,040	334,003
*	Morning Star Gold NL	332,749	26
#	Mortgage Choice, Ltd.	766,413	1,353,885
#	Mount Gibson Iron, Ltd.	4,879,718	1,458,388
#	Myer Holdings, Ltd.	5,669,367	3,449,253
#	MYOB Group, Ltd.	1,470,940	3,979,901
#	MyState, Ltd.	371,410	1,399,113
#	Navitas, Ltd.	1,606,445	5,718,032
#*	Neometals, Ltd.	464,508	103,945
#*	NetComm Wireless, Ltd.	36,441	31,448
	New Hope Corp., Ltd.	251,555	381,348
#*	NEXTDC, Ltd.	403,993	1,385,610
	nib holdings, Ltd.	2,841,283	12,806,476
#	Nick Scali, Ltd.	207,427	1,053,393
	Nine Entertainment Co. Holdings, Ltd.	2,289,203	2,478,165
	Northern Star Resources, Ltd.	4,806,957	18,596,732
*	NRW Holdings, Ltd.	2,540,504	2,391,614
	Nufarm, Ltd.	1,407,770	9,173,119
#	OFX Group, Ltd.	1,113,002	1,521,677
#	oOh!media, Ltd.	162,139	561,436
#*	Orocobre, Ltd.	892,424	3,142,207
	Orora, Ltd.	5,705,520	13,919,811
	OZ Minerals, Ltd.	2,198,276	12,861,615
#	Pacific Current Group, Ltd.	106,745	644,822
	Pacific Smiles Group, Ltd.	247,728	361,660
	Pact Group Holdings, Ltd.	759,434	3,127,613
#*	Paladin Energy, Ltd.	9,564,569	352,615
*	Panoramic Resources, Ltd.	1,865,498	439,826
	Paragon Care, Ltd.	15,183	10,722
	Peet, Ltd.	1,718,141	1,645,150
#*	Peninsula Energy, Ltd.	209,095	57,406
	Pepper Group, Ltd.	6,014	17,212
#	Perpetual, Ltd.	356,426	14,528,243
#*	Perseus Mining, Ltd.	5,144,989	1,348,389
	Pioneer Credit, Ltd.	68,505	133,864

#	Platinum Asset Management, Ltd.	1,007,083	$4,796,854
	PMP, Ltd.	2,346,052	1,334,923
#	Premier Investments, Ltd.	594,567	6,082,422
*	Prima Biomed, Ltd.	1,409,121	28,713
	Primary Health Care, Ltd.	3,326,526	8,057,853
#	Prime Media Group, Ltd.	2,068,381	681,424
	Pro Medicus, Ltd.	71,832	332,791
	Programmed Maintenance Services, Ltd.	1,899,060	4,492,923
	PWR Holdings, Ltd.	8,871	16,858
#	Qube Holdings, Ltd.	3,798,778	7,379,026
#	Quintis, Ltd.	2,130,129	383,424
#*	Ramelius Resources, Ltd.	3,413,921	1,016,127
#	RCG Corp., Ltd.	599,598	360,183
	RCR Tomlinson, Ltd.	1,214,629	4,101,446
	Reckon, Ltd.	421,295	404,850
#	Reece, Ltd.	228,297	7,688,733
#	Regis Healthcare, Ltd.	813,676	2,224,372
	Regis Resources, Ltd.	2,767,079	7,805,096
#	Reject Shop, Ltd. (The)	269,244	860,553
#	Reliance Worldwide Corp., Ltd.	27,884	86,423
#	Resolute Mining, Ltd.	7,575,156	6,105,236
#	Retail Food Group, Ltd.	1,296,354	4,360,525
	Ridley Corp., Ltd.	1,520,011	1,599,169
*	RPMGlobal Holdings, Ltd.	30,702	16,504
	Ruralco Holdings, Ltd.	161,312	347,200
	RXP Services, Ltd.	265,458	175,070
*	Salmat, Ltd.	645,788	239,313
	Sandfire Resources NL	1,095,289	4,973,475
*	Saracen Mineral Holdings, Ltd.	7,203,079	7,417,319
#	SeaLink Travel Group, Ltd.	119,114	399,857
#	Select Harvests, Ltd.	547,489	1,659,642
*	Senetas Corp., Ltd.	131,335	9,279
#*	Senex Energy, Ltd.	6,674,885	1,736,200
#	Servcorp, Ltd.	342,797	1,501,713
	Service Stream, Ltd.	1,930,150	2,214,246
#	Seven Group Holdings, Ltd.	625,509	5,919,451
	Seven West Media, Ltd.	7,785,820	4,064,760
	SG Fleet Group, Ltd.	264,729	821,070
	Shine Corporate, Ltd.	15,573	7,342
	Shriro Holdings, Ltd.	66,087	66,947
	Sigma Healthcare, Ltd.	8,320,487	5,398,018
#*	Silex Systems, Ltd.	511,695	130,478
#	Silver Chef, Ltd.	133,772	755,548
#*	Silver Lake Resources, Ltd.	4,060,760	1,287,081
	Sims Metal Management, Ltd.	1,382,214	14,683,134
*	Sino Gas & Energy Holdings, Ltd.	240,068	17,320
#	Sirtex Medical, Ltd.	477,168	5,015,613
	SmartGroup Corp., Ltd.	212,872	1,540,711
	Southern Cross Media Group, Ltd.	3,965,374	3,688,486
	Spark Infrastructure Group	9,691,872	19,182,587
*	Specialty Fashion Group, Ltd.	786,397	184,928
#	SpeedCast International, Ltd.	1,149,512	3,597,839
	St Barbara, Ltd.	3,947,491	8,134,619

	Steadfast Group, Ltd.	3,555,414	$7,798,652
*	Strike Energy, Ltd.	1,789,423	105,319
#*	Sundance Energy Australia, Ltd.	5,832,497	256,983
	Sunland Group, Ltd.	740,896	970,544
#	Super Retail Group, Ltd.	1,288,021	8,167,815
#*	Syrah Resources, Ltd.	1,254,673	3,397,106
	Tabcorp Holdings, Ltd.	4,136,682	13,866,795
	Tassal Group, Ltd.	1,361,772	4,119,061
	Technology One, Ltd.	1,772,760	6,993,991
#*	Ten Network Holdings, Ltd.	1,309,458	164,342
	Thorn Group, Ltd.	709,409	620,932
*	Tiger Resources, Ltd.	9,447,997	283,441
#	Tox Free Solutions, Ltd.	1,230,870	2,416,946
	Treasury Wine Estates, Ltd.	73,737	793,245
	Tribune Resources, Ltd.	3,093	16,764
#*	Troy Resources, Ltd.	2,230,415	183,374
	Villa World, Ltd.	566,272	1,098,400
#	Village Roadshow, Ltd.	836,651	2,463,560
#*	Virgin Australia Holdings, Ltd.	11,885,050	1,725,498
#	Virtus Health, Ltd.	443,423	1,944,303
#	Vita Group, Ltd.	233,830	312,164
#	Vocus Group, Ltd.	4,330,071	8,134,723
*	Watpac, Ltd.	760,701	423,864
	Webjet, Ltd.	758,362	6,425,720
	Webster, Ltd.	23,507	23,982
#	Western Areas, Ltd.	2,274,784	4,660,797
#*	Westgold Resources, Ltd.	1,434,949	2,201,054
#*	Whitehaven Coal, Ltd.	4,143,411	12,012,912
*	WorleyParsons, Ltd.	1,073,940	11,430,718
	WPP AUNZ, Ltd.	2,447,007	2,109,540
	Xenith IP Group, Ltd.	9,607	13,860
*	Yowie Group, Ltd.	40,157	8,380
TOTAL AUSTRALIA			918,691,798

CHINA — (0.1%)
	BEP International Holdings, Ltd.	9,810,000	205,152
*	Lisi Group Holdings, Ltd.	7,296,000	1,194,550
	Rivera Holdings, Ltd.	168,000	12,474
TOTAL CHINA			1,412,176

HONG KONG — (24.4%)
#*	13 Holdings, Ltd. (The)	142,500	15,191
	Aeon Credit Service Asia Co., Ltd.	650,000	542,629
	Aeon Stores Hong Kong Co., Ltd.	248,000	185,615
	Agritrade Resources, Ltd.	2,880,000	742,043
	Alco Holdings, Ltd.	1,614,000	403,040
	Allan International Holdings	32,000	8,830
	Allied Group, Ltd.	663,200	4,117,373
	Allied Properties HK, Ltd.	11,911,857	2,616,289
	Alltronics Holdings, Ltd.	1,874,600	677,988
*	Anxian Yuan China Holdings, Ltd.	2,680,000	39,174
*	APAC Resources, Ltd.	3,174,735	457,157

#*	Applied Development Holdings, Ltd.	6,900,000	$504,348
	APT Satellite Holdings, Ltd.	3,008,500	1,409,655
	Arts Optical International Hldgs, Ltd.	730,000	225,969
	Asia Financial Holdings, Ltd.	2,404,908	1,425,333
*	Asia Investment Finance Group, Ltd.	5,674,000	49,505
	Asia Satellite Telecommunications Holdings, Ltd.	934,500	879,333
	Asia Standard Hotel Group, Ltd.	34,311,654	2,261,123
#	Asia Standard International Group, Ltd.	13,316,917	3,677,643
	Asian Growth Properties, Ltd.	415,043	150,157
	Associated International Hotels, Ltd.	952,000	2,957,236
*	Auto Italia Holdings	1,900,000	41,706
	BeijingWest Industries International, Ltd.	1,277,600	208,202
*	Bisu Technology Group International, Ltd.	16,000	11,166
	BOE Varitronix, Ltd.	2,769,293	1,437,124
#*	Bonjour Holdings, Ltd.	13,988,600	619,917
	Bossini International Holdings, Ltd.	3,699,500	215,660
#	Bright Smart Securities & Commodities Group, Ltd.	5,020,000	1,555,057
*	Brightoil Petroleum Holdings, Ltd.	10,052,000	1,932,474
#*	Brockman Mining, Ltd.	22,810,814	336,161
*	Burwill Holdings, Ltd.	31,596,960	1,096,865
	Cafe de Coral Holdings, Ltd.	2,422,000	7,548,527
*	Cash Financial Services Group, Ltd.	2,934,000	99,573
*	CCT Land Holdings, Ltd.	18,640,000	23,848
	Century City International Holdings, Ltd.	6,575,460	598,860
	CGN Mining Co., Ltd.	2,640,000	176,859
*	Champion Technology Holdings, Ltd.	17,285,089	139,834
	Chen Hsong Holdings	1,212,000	356,646
	Cheuk Nang Holdings, Ltd.	659,127	434,513
	Chevalier International Holdings, Ltd.	820,989	1,366,254
*	China Baofeng International, Ltd.	22,000	10,690
*	China Best Group Holding, Ltd.	5,300,000	80,807
*	China Chuanglian Education Financial Group, Ltd.	4,664,000	60,995
	China Display Optoelectronics Technology Holdings, Ltd.	4,288,000	588,318
*	China Energy Development Holdings, Ltd.	52,140,000	602,377
*	China Ever Grand Financial Leasing Group Co., Ltd.	810,000	5,619
	China Flavors & Fragrances Co., Ltd.	1,561,028	436,355
*	China Fortune Financial Group, Ltd.	6,570,000	132,732
*	China Healthcare Enterprise Group, Ltd.	7,756,000	154,237
#*	China LNG Group, Ltd.	7,534,001	1,158,360
*	China Ludao Technology Co., Ltd.	580,000	123,310
*	China Medical & Healthcare Group, Ltd.	42,916,800	1,652,914
	China Metal International Holdings, Inc.	2,670,000	1,025,398
	China Motor Bus Co., Ltd.	60,600	794,767
*	China Soft Power Technology Holdings, Ltd.	1,198,402	25,462
*	China Solar Energy Holdings, Ltd.	1,669,500	7,213
*	China Star Entertainment, Ltd.	1,850,000	134,884
#*	China Strategic Holdings, Ltd.	64,036,250	913,170
	China Ting Group Holdings, Ltd.	2,565,151	137,881
#	Chinese Estates Holdings, Ltd.	665,500	1,152,191
*	Chinlink International Holdings, Ltd.	1,379,800	200,970
	Chinney Investments, Ltd.	1,180,000	594,644
	Chong Hing Bank, Ltd.	107,000	218,114
	Chow Sang Sang Holdings International, Ltd.	2,384,000	5,454,677

	CHTC Fong's Industries Co., Ltd.	42,000	$11,910
	Chuang's China Investments, Ltd.	8,251,407	678,230
	Chuang's Consortium International, Ltd.	7,163,043	1,600,488
	CITIC Telecom International Holdings, Ltd.	12,249,125	3,538,438
	CK Life Sciences Intl Holdings, Inc.	22,972,000	1,802,006
#	CMBC Capital Holdings, Ltd.	12,270,000	1,053,364
*	CMMB Vision Holdings, Ltd.	8,056,000	397,755
	CNQC International Holdings, Ltd.	2,772,500	998,789
	CNT Group, Ltd.	8,303,264	438,071
#*	Common Splendor International Health Industry Group, Ltd.	9,024,000	831,257
*	Continental Holdings, Ltd.	450,000	6,613
#	Convenience Retail Asia, Ltd.	142,000	67,715
#*	Convoy Global Holdings, Ltd.	41,370,000	1,050,519
*	Cosmopolitan International Holdings, Ltd.	440,000	38,463
#	Cowell e Holdings, Inc.	1,616,000	702,307
*	CP Lotus Corp.	11,880,000	200,249
*	Crocodile Garments	2,085,000	237,639
#	Cross-Harbour Holdings, Ltd. (The)	889,956	1,394,016
	CSI Properties, Ltd.	39,356,383	1,916,777
#	CW Group Holdings, Ltd.	2,644,500	443,356
	Dah Sing Banking Group, Ltd.	3,888,716	8,557,694
	Dah Sing Financial Holdings, Ltd.	1,483,344	10,098,974
	Dickson Concepts International, Ltd.	1,282,500	508,184
*	Ding He Mining Holdings, Ltd.	8,124,000	37,612
	Dynamic Holdings, Ltd.	52,000	54,523
	Eagle Nice International Holdings, Ltd.	1,802,000	892,231
	EcoGreen International Group, Ltd.	1,634,640	313,798
	Emperor Capital Group, Ltd.	30,381,000	2,503,224
	Emperor Entertainment Hotel, Ltd.	4,665,000	1,141,829
	Emperor International Holdings, Ltd.	9,116,753	3,235,507
	Emperor Watch & Jewellery, Ltd.	26,450,000	1,378,958
#	Enerchina Holdings, Ltd.	19,213,500	439,014
*	ENM Holdings, Ltd.	14,680,000	941,810
#*	Esprit Holdings, Ltd.	14,828,050	8,289,582
*	eSun Holdings, Ltd.	4,444,000	779,625
*	Eternity Investment, Ltd.	830,000	18,651
#	Fairwood Holdings, Ltd.	698,100	2,801,431
	Far East Consortium International, Ltd.	9,395,288	4,973,406
*	Far East Holdings International, Ltd.	720,000	62,770
#	FIH Mobile, Ltd.	16,311,000	5,161,543
	First Pacific Co., Ltd.	6,020,000	4,813,029
*	First Shanghai Investments, Ltd.	5,576,000	767,010
	Fountain SET Holdings, Ltd.	5,842,000	869,577
	Four Seas Mercantile Holdings, Ltd.	610,000	273,915
*	Freeman FinTech Corp., Ltd.	14,840,000	875,238
	Fulum Group Holdings, Ltd.	76,000	10,433
	Future Bright Holdings, Ltd.	3,288,000	316,072
*	Future World Financial Holdings, Ltd.	205,723	4,978
*	G-Resources Group, Ltd.	172,599,600	2,277,075
#*	GCL New Energy Holdings, Ltd.	28,214,000	1,881,615
#	Get Nice Financial Group, Ltd.	1,258,600	347,306
#	Get Nice Holdings, Ltd.	41,752,000	1,823,077
	Giordano International, Ltd.	11,414,000	6,855,034

*	Global Brands Group Holding, Ltd.	33,378,000	$3,221,659
	Glorious Sun Enterprises, Ltd.	4,328,000	516,968
	Gold Peak Industries Holdings, Ltd.	3,029,642	318,093
	Golden Resources Development International, Ltd.	3,330,500	213,812
#*	Good Resources Holdings, Ltd.	9,720,000	485,981
	Goodbaby International Holdings, Ltd.	304,000	168,283
*	Grande Holdings, Ltd. (The)	882,000	84,077
	Great Eagle Holdings, Ltd.	610,566	3,216,548
	Guangnan Holdings, Ltd.	2,363,600	306,430
#	Guotai Junan International Holdings, Ltd.	23,547,797	7,547,902
#	Haitong International Securities Group, Ltd.	13,383,259	7,744,284
	Hanison Construction Holdings, Ltd.	2,103,649	397,538
*	Hao Tian Development Group, Ltd.	19,412,388	663,517
	Harbour Centre Development, Ltd.	935,500	1,774,980
	Henry Group Holdings, Ltd.	466,000	109,553
	High Fashion International, Ltd.	268,000	67,839
	HKBN, Ltd.	3,255,500	3,400,679
	HKR International, Ltd.	5,975,936	3,806,397
	Hon Kwok Land Investment Co., Ltd.	388,800	265,967
	Hong Kong Aircraft Engineering Co., Ltd.	126,800	834,621
*	Hong Kong Building & Loan Agency, Ltd. (The)	40,000	813
	Hong Kong Ferry Holdings Co., Ltd.	866,300	990,481
	Hong Kong Shanghai Alliance Holdings, Ltd.	1,248,002	139,186
*	Hong Kong Television Network, Ltd.	3,023,751	1,043,128
#	Hongkong & Shanghai Hotels, Ltd. (The)	2,198,612	3,678,362
	Hongkong Chinese, Ltd.	5,038,000	897,107
	Hop Hing Group Holdings, Ltd.	10,176,000	286,051
	Hopewell Holdings, Ltd.	3,366,000	13,170,332
#*	Hsin Chong Group Holdings, Ltd.	13,109,658	440,535
#*	Huarong Investment Stock Corp., Ltd.	490,000	68,323
*	Huisheng International Holdings, Ltd.	3,008,000	165,744
	Hung Hing Printing Group, Ltd.	2,728,000	553,780
	Hutchison Telecommunications Hong Kong Holdings, Ltd.	11,696,000	4,274,825
*	I-CABLE Communications, Ltd.	9,886,000	331,217
#	IGG, Inc.	7,041,000	9,473,527
*	Imagi International Holdings, Ltd.	2,142,300	158,956
*	International Standard Resources Holdings, Ltd.	15,485,250	123,264
*	iOne Holdings, Ltd.	14,160,000	366,049
	IPE Group, Ltd.	3,345,000	834,596
#*	IRC, Ltd.	9,736,266	311,032
	IT, Ltd.	4,344,532	2,344,246
	ITC Properties Group, Ltd.	5,487,001	2,062,593
*	Jinhui Holdings Co., Ltd.	102,000	15,086
	Johnson Electric Holdings, Ltd.	2,358,750	9,042,319
	Kader Holdings Co., Ltd.	92,000	10,389
	Kam Hing International Holdings, Ltd.	1,830,000	138,267
*	Kantone Holdings, Ltd.	901,364	44,043
	Karrie International Holdings, Ltd.	1,878,000	286,773
	Keck Seng Investments	878,600	715,520
	Kerry Logistics Network, Ltd.	2,406,000	3,335,888
	Kingmaker Footwear Holdings, Ltd.	1,914,955	627,207
*	Kong Sun Holdings, Ltd.	6,275,000	302,135
	Kowloon Development Co., Ltd.	2,523,000	2,843,144

*	Kwan On Holdings, Ltd.	2,340,000	$438,875
	Kwoon Chung Bus Holdings, Ltd.	44,000	25,347
	L'Occitane International SA	799,000	1,746,192
*	L'sea Resources International Holdings, Ltd.	5,480,000	104,289
	Lai Sun Development Co., Ltd.	1,823,866	3,296,485
	Lai Sun Garment International, Ltd.	669,431	1,269,721
	Lam Soon Hong Kong, Ltd.	302,310	420,459
#*	Landing International Development, Ltd.	252,380,000	5,089,569
	Landsea Green Properties Co., Ltd.	948,000	104,705
*	LEAP Holdings Group, Ltd.	5,160,000	165,331
	Li & Fung, Ltd.	340,000	170,928
	Lifestyle International Holdings, Ltd.	2,133,500	2,989,304
	Lippo China Resources, Ltd.	20,922,000	737,739
	Lippo, Ltd.	1,161,700	704,808
	Liu Chong Hing Investment, Ltd.	1,299,200	2,180,949
	Luk Fook Holdings International, Ltd.	3,243,000	13,099,978
	Luks Group Vietnam Holdings Co., Ltd.	514,913	177,208
	Lung Kee Bermuda Holdings	1,609,875	766,984
#*	Macau Legend Development, Ltd.	17,568,000	2,884,214
	Magnificent Hotel Investment, Ltd.	13,170,000	392,907
*	Man Sang International, Ltd.	132,000	7,945
	Man Wah Holdings, Ltd.	13,328,000	11,959,769
#*	Mason Group Holdings, Ltd.	48,153,399	655,060
#*	Master Glory Group, Ltd.(BYTP1T9)	43,830,592	569,367
#*	Master Glory Group, Ltd.(BYTP1T9)	394,860	5,156
	Matrix Holdings, Ltd.	1,067,414	389,419
	Melbourne Enterprises, Ltd.	39,500	915,317
	Melco International Development, Ltd.	4,249,000	12,308,864
	Microport Scientific Corp.	133,000	122,659
#*	Midland Holdings, Ltd.	5,182,000	1,453,333
*	Midland IC&I, Ltd.	2,591,000	138,930
	Ming Fai International Holdings, Ltd.	2,148,000	326,329
	Miramar Hotel & Investment	922,000	2,030,757
	Modern Dental Group, Ltd.	214,000	76,550
*	Mongolian Mining Corp.	11,678,000	354,405
	NagaCorp, Ltd.	11,214,000	6,819,694
	Nanyang Holdings, Ltd.	133,500	784,521
	National Electronic Hldgs	2,668,600	352,387
*	National United Resources Holdings, Ltd.	18,280,000	62,247
*	Neo-Neon Holdings, Ltd.	2,337,500	270,562
*	NetMind Financial Holdings, Ltd.	133,296,000	668,869
*	New Century Group Hong Kong, Ltd.	13,351,464	230,348
*	NEW Concepts Holdings, Ltd.	848,000	484,014
*	New Times Energy Corp., Ltd.	8,918,600	264,837
*	Newocean Energy Holdings, Ltd.	7,972,000	2,176,868
*	Next Digital, Ltd.	4,295,183	214,683
*	Nine Express, Ltd.	12,438,000	431,338
*	O Luxe Holdings, Ltd.	408,600	87,262
*	OCI International Holdings, Ltd.	56,000	10,219
*	On Time Logistics Holdings, Ltd.	784,000	410,500
#	OP Financial Investments, Ltd.	748,000	220,886
	Orange Sky Golden Harvest Entertainment Holdings, Ltd.	9,214,706	601,359
	Orient Overseas International, Ltd.	1,483,500	13,953,152

#	Oriental Watch Holdings	3,070,800	$660,068
*	Pacific Andes International Holdings, Ltd.	19,435,067	68,171
*	Pacific Basin Shipping, Ltd.	29,537,000	6,691,381
*	Pacific Plywood Holdings, Ltd.	2,200,000	114,404
#	Pacific Textiles Holdings, Ltd.	6,707,000	6,899,964
	Pak Fah Yeow International, Ltd.	5,000	2,126
	Paliburg Holdings, Ltd.	3,152,830	1,347,045
*	Pan Asia Environmental Protection Group, Ltd.	106,000	11,458
#*	Paradise Entertainment, Ltd.	3,652,000	424,747
*	Pearl Oriental Oil, Ltd.	11,849,400	204,161
*	Pegasus Entertainment Holdings, Ltd.	664,000	15,321
	Pegasus International Holdings, Ltd.	226,000	29,732
	Perfect Shape Beauty Technology, Ltd.	1,172,000	140,914
#	Pico Far East Holdings, Ltd.	5,578,000	2,333,773
	Playmates Holdings, Ltd.	6,920,000	1,012,249
	Playmates Toys, Ltd.	6,208,000	1,018,567
#	Pokfulam Development Co.	234,000	576,060
	Polytec Asset Holdings, Ltd.	11,323,526	898,525
	PT International Development Co., Ltd.	2,839,150	206,663
	Public Financial Holdings, Ltd.	3,102,000	1,420,538
	PuraPharm Corp., Ltd.	137,000	60,084
*	PYI Corp., Ltd.	24,147,973	540,445
*	Qianhai Health Holdings, Ltd.	157,499	2,328
	Raymond Industrial, Ltd.	30,400	4,287
#	Regal Hotels International Holdings, Ltd.	2,837,800	2,090,865
*	Regent Pacific Group, Ltd.	1,470,000	63,175
#	Regina Miracle International Holdings, Ltd.	1,401,000	1,217,392
#*	Rentian Technology Holdings, Ltd.	11,250,000	540,844
#*	Runway Global Holdings Co., Ltd.	588,000	79,953
#	SA SA International Holdings, Ltd.	11,128,688	4,350,332
	Safety Godown Co., Ltd.	400,000	939,754
	SAS Dragon Holdings, Ltd.	2,120,000	732,059
#	SEA Holdings, Ltd.	1,439,763	1,446,390
#	Shenwan Hongyuan HK, Ltd.	4,201,250	1,522,024
*	Shougang Concord Grand Group, Ltd.	1,158,000	38,450
	Shun Ho Property Investments, Ltd.	1,254,757	455,822
	Shun Tak Holdings, Ltd.	13,739,419	6,140,892
*	Silver base Group Holdings, Ltd.	3,641,515	331,841
#*	Sincere Watch Hong Kong, Ltd.	4,450,000	96,465
	Sing Tao News Corp., Ltd.	1,974,000	257,939
#*	Singamas Container Holdings, Ltd.	11,450,000	2,528,060
	SIS International Holdings	34,000	19,359
	SITC International Holdings Co., Ltd.	2,029,000	1,842,851
#	Sitoy Group Holdings, Ltd.	1,463,000	300,806
#	Sky Light Holdings, Ltd.	304,000	85,884
#	SmarTone Telecommunications Holdings, Ltd.	3,758,531	4,510,948
*	SOCAM Development, Ltd.	1,744,771	435,412
*	Solartech International Holdings, Ltd.	11,520,000	728,863
*	Solomon Systech International, Ltd.	10,100,000	465,432
	Soundwill Holdings, Ltd.	596,500	1,326,534
*	South China Assets Holdings, Ltd.	1,679,170	11,994
*	South China Financial Holdings, Ltd.	18,650,000	127,059
*	South China Holdings Co., Ltd.	17,774,503	681,086

	Stella International Holdings, Ltd.	1,774,000	$3,104,788
*	Stelux Holdings International, Ltd.	3,011,400	253,431
	Strong Petrochemical Holdings, Ltd.	1,928,000	369,010
*	Success Universe Group, Ltd.	6,716,000	187,186
#*	Summit Ascent Holdings, Ltd.	3,400,000	477,267
	Sun Hing Vision Group Holdings, Ltd.	358,000	142,676
	Sun Hung Kai & Co., Ltd.	4,713,429	3,039,447
*	Suncorp Technologies, Ltd.	1,970,000	8,868
	Sunwah Kingsway Capital Holdings, Ltd.	7,690,000	117,187
	TAI Cheung Holdings, Ltd.	2,114,000	2,188,600
	Tai Sang Land Development, Ltd.	781,910	531,147
*	Talent Property Group, Ltd.	14,355,000	171,378
#	Tan Chong International, Ltd.	1,176,000	377,444
	Tao Heung Holdings, Ltd.	1,166,000	213,592
	Television Broadcasts, Ltd.	2,183,300	7,266,071
*	Termbray Industries International Holdings, Ltd.	2,304,900	177,223
	Tern Properties Co., Ltd.	51,200	34,277
#	Texwinca Holdings, Ltd.	6,860,000	4,123,418
#	Tian Teck Land, Ltd.	1,024,000	1,194,708
	TK Group Holdings, Ltd.	172,000	85,710
#*	Tom Group, Ltd.	858,000	210,412
#	Town Health International Medical Group, Ltd.	4,318,000	385,937
#	Tradelink Electronic Commerce, Ltd.	5,670,000	1,010,376
	Transport International Holdings, Ltd.	1,306,141	4,143,169
*	Trinity, Ltd.	8,046,000	454,375
*	TSC Group Holdings, Ltd.	3,386,000	351,150
#	Tsui Wah Holdings, Ltd.	1,840,000	259,535
#*	United Laboratories International Holdings, Ltd. (The)	5,624,000	4,192,823
*	Universal Technologies Holdings, Ltd.	7,410,000	245,869
*	Up Energy Development Group, Ltd.	3,929,000	12,172
	Upbest Group, Ltd.	72,000	10,937
*	Value Convergence Holdings, Ltd.	3,168,000	645,922
#	Value Partners Group, Ltd.	1,828,000	1,658,653
	Vanke Property Overseas, Ltd.	49,000	29,996
	Vantage International Holdings, Ltd.	3,160,000	434,027
	Vedan International Holdings, Ltd.	3,576,000	371,995
*	Victory City International Holdings, Ltd.	24,979,660	642,341
	Vitasoy International Holdings, Ltd.	5,557,000	12,396,370
*	VS International Group, Ltd.	610,000	30,087
#	VST Holdings, Ltd.	5,153,600	1,709,314
	VTech Holdings, Ltd.	820,400	11,997,175
	Wai Kee Holdings, Ltd.	7,640,738	3,513,155
	Wang On Group, Ltd.	5,160,000	48,288
	Win Hanverky Holdings, Ltd.	2,734,000	364,500
*	Winfull Group Holdings, Ltd.	9,512,000	223,015
	Wing On Co. International, Ltd.	759,000	2,800,835
	Wing Tai Properties, Ltd.	1,993,331	1,378,378
	Wonderful Sky Financial Group Holdings, Ltd.	898,000	211,979
	Wong's International Holdings, Ltd.	737,641	292,736
	Wong's Kong King International	322,000	46,714
	Xinyi Glass Holdings, Ltd.	16,578,000	16,430,870
	Yangtzekiang Garment, Ltd.	606,500	225,131
#*	Yat Sing Holdings, Ltd.	190,000	94,475

	Yau Lee Holdings, Ltd.	424,000	$70,568
#	Yeebo International Holdings, Ltd.	2,750,000	1,422,620
	YGM Trading, Ltd.	447,000	428,052
*	YT Realty Group, Ltd.	749,000	238,779
	Yugang International, Ltd.	90,818,000	2,323,802
TOTAL HONG KONG			491,688,749

NEW ZEALAND — (6.4%)
*	A2 Milk Co., Ltd.	2,110,795	9,803,530
	Abano Healthcare Group, Ltd.	30,725	206,228
	Air New Zealand, Ltd.	3,054,447	7,440,919
#	Arvida Group, Ltd.	87,109	76,751
	Briscoe Group, Ltd.	2,235	5,247
	CBL Corp., Ltd.	10,545	23,920
	Chorus, Ltd.	2,212,868	6,269,849
	Colonial Motor Co., Ltd. (The)	144,588	827,382
	Comvita, Ltd.	2,780	15,072
	Contact Energy, Ltd.	1,268,715	5,045,136
	EBOS Group, Ltd.	451,590	5,590,446
	Evolve Education Group, Ltd.	36,611	20,362
#	Freightways, Ltd.	960,640	5,403,084
	Genesis Energy, Ltd.	1,195,135	2,063,631
	Gentrack Group, Ltd.	20,725	78,268
	Hallenstein Glasson Holdings, Ltd.	242,445	586,679
	Heartland Bank, Ltd.	1,040,255	1,368,209
	Infratil, Ltd.	3,258,507	7,346,437
	Investore Property, Ltd.	22,938	22,218
	Kathmandu Holdings, Ltd.	702,915	1,204,917
#	Mainfreight, Ltd.	536,356	9,657,550
	Methven, Ltd.	96,877	73,448
#	Metlifecare, Ltd.	593,206	2,486,685
#	Metro Performance Glass, Ltd.	28,996	20,961
	Millennium & Copthorne Hotels New Zealand, Ltd.	395,725	786,846
*	New Zealand Oil & Gas, Ltd.	829,896	443,755
	New Zealand Refining Co., Ltd. (The)	600,495	1,106,867
	NZME, Ltd.	945,851	594,063
	NZX, Ltd.	952,265	812,363
	Opus International Consultants, Ltd.	12,925	16,223
*	Orion Health Group, Ltd.	4,001	3,178
*	Pacific Edge, Ltd.	442,720	150,440
	PGG Wrightson, Ltd.	999,976	418,849
#	Port of Tauranga, Ltd.	2,571,653	7,954,232
	Restaurant Brands New Zealand, Ltd.	586,805	2,892,476
*	Rubicon, Ltd.	1,442,620	198,252
	Ryman Healthcare, Ltd.	873,802	5,854,053
	Sanford, Ltd.	382,357	2,127,576
	Scales Corp., Ltd.	74,965	200,414
	Scott Technology, Ltd.	45,734	101,538
	Skellerup Holdings, Ltd.	563,985	689,093
	SKY Network Television, Ltd.	2,080,268	4,061,645
	SKYCITY Entertainment Group, Ltd.	5,461,701	14,802,666
	Steel & Tube Holdings, Ltd.	441,625	676,674
	Summerset Group Holdings, Ltd.	810,855	2,975,579

#	Tegel Group Holdings, Ltd.	25,553	$24,214
	Tilt Renewables, Ltd.	87,581	130,344
	Tourism Holdings, Ltd.	366,764	1,314,810
#*	Tower, Ltd.	887,040	538,378
	Trade Me Group, Ltd.	1,783,440	5,893,023
	Trustpower, Ltd.	140,358	556,598
	Vector, Ltd.	1,376,136	3,251,872
	Warehouse Group, Ltd. (The)	698,604	1,100,672
*	Xero, Ltd.	136,758	3,057,006
	Z Energy, Ltd.	89,350	475,185
TOTAL NEW ZEALAND			128,845,813

SINGAPORE — (10.2%)
*	Abterra, Ltd.	461,800	34,015
	Accordia Golf Trust	3,150,500	1,696,030
	AEM Holdings, Ltd.	17,400	32,673
	Amara Holdings, Ltd.	974,800	359,813
	Ascendas India Trust	1,549,300	1,216,930
*	ASL Marine Holdings, Ltd.	148,950	12,472
	Baker Technology, Ltd.	289,580	129,278
*	Banyan Tree Holdings, Ltd.	901,200	438,017
#	Best World International, Ltd.	1,922,850	1,887,113
	Bonvests Holdings, Ltd.	950,000	973,942
	Boustead Projects, Ltd.	497,612	321,156
	Boustead Singapore, Ltd.	1,827,636	1,242,621
#	Breadtalk Group, Ltd.	894,200	1,039,043
	Broadway Industrial Group, Ltd.	174,330	16,118
#	Bukit Sembawang Estates, Ltd.	722,703	3,377,468
	Bund Center Investment, Ltd.	659,825	386,621
	Centurion Corp., Ltd.	825,900	307,469
#	China Aviation Oil Singapore Corp., Ltd.	2,277,799	2,691,502
	China Sunsine Chemical Holdings, Ltd.	172,500	104,533
	Chip Eng Seng Corp., Ltd.	3,399,700	1,919,577
	Chuan Hup Holdings, Ltd.	3,853,500	938,854
	CITIC Envirotech, Ltd.	498,100	268,248
	Civmec, Ltd.	162,700	70,377
#*	COSCO Shipping International Singapore Co., Ltd.	6,965,200	1,467,198
*	Creative Technology, Ltd.	272,200	231,099
	CSE Global, Ltd.	3,443,600	864,034
#	CWT, Ltd.	1,799,000	3,106,265
#	Del Monte Pacific, Ltd.	2,363,364	505,136
	Delfi, Ltd.	788,500	881,083
*	DMX Technologies Group, Ltd.	2,096,000	30,261
	Duty Free International, Ltd.	132,000	27,758
*	Dyna-Mac Holdings, Ltd.	2,007,300	186,436
	Elec & Eltek International Co., Ltd.	154,800	236,327
	EnGro Corp., Ltd.	354,000	233,739
#*	Ezion Holdings, Ltd.	12,591,378	1,828,672
#*	Ezra Holdings, Ltd.	19,242,923	117,746
*	Falcon Energy Group, Ltd.	465,700	27,615
	Far East Orchard, Ltd.	1,085,585	1,173,822
#	First Resources, Ltd.	4,909,700	6,849,384
*	First Ship Lease Trust	160,900	10,551

	First Sponsor Group, Ltd.	440,661	$443,464
#	Food Empire Holdings, Ltd.	1,418,200	629,445
	Fragrance Group, Ltd.	6,077,000	716,328
	Frasers Centrepoint, Ltd.	496,900	766,333
	Frencken Group, Ltd.	59,800	22,054
	Fu Yu Corp., Ltd.	1,622,200	227,468
#*	Gallant Venture, Ltd.	4,992,500	493,409
#	Geo Energy Resources, Ltd.	2,425,500	483,360
	GK Goh Holdings, Ltd.	1,484,065	1,088,959
	GL, Ltd.	3,401,300	2,133,131
	Golden Agri-Resources, Ltd.	22,363,500	6,193,772
#	Golden Energy & Resources, Ltd.	240,400	82,642
	GP Batteries International, Ltd.	235,000	221,715
#	GP Industries, Ltd.	2,567,609	1,257,143
#	GuocoLand, Ltd.	1,065,214	1,784,538
#*	Halcyon Agri Corp., Ltd.	1,695,148	693,564
	Hanwell Holdings, Ltd.	1,888,219	446,320
#	Haw Par Corp., Ltd.	64,600	570,968
#	Health Management International, Ltd.	1,405,730	664,214
#	Hi-P International, Ltd.	1,159,400	1,155,600
	Hiap Hoe, Ltd.	498,000	290,124
	Ho Bee Land, Ltd.	1,604,700	2,760,376
	Hong Fok Corp., Ltd.	3,551,394	2,138,429
	Hong Leong Asia, Ltd.	716,300	458,099
	Hong Leong Finance, Ltd.	176,700	336,290
	Hotel Grand Central, Ltd.	1,531,768	1,513,545
	Hour Glass, Ltd. (The)	1,814,832	844,539
	Hutchison Port Holdings Trust	3,377,900	1,455,909
	Hwa Hong Corp., Ltd.	2,123,500	509,565
	Hyflux, Ltd.	3,262,300	1,203,211
#	Indofood Agri Resources, Ltd.	3,432,100	1,144,329
	InnoTek, Ltd.	408,900	87,707
*	IPC Corp., Ltd.	108,270	40,105
	Isetan Singapore, Ltd.	119,000	359,001
#	Japfa, Ltd.	2,179,700	901,820
#	k1 Ventures, Ltd.	1,005,220	608,169
	Keppel Infrastructure Trust	8,949,932	3,633,655
	Keppel Telecommunications & Transportation, Ltd.	1,369,300	1,505,259
	Koh Brothers Group, Ltd.	1,432,000	343,357
#*	KrisEnergy, Ltd.	1,052,200	92,877
#	KSH Holdings, Ltd.	336,500	183,714
	Lian Beng Group, Ltd.	2,253,500	1,056,433
	Low Keng Huat Singapore, Ltd.	889,800	439,786
	Lum Chang Holdings, Ltd.	1,094,030	294,529
#	M1, Ltd.	2,631,500	3,457,691
#	Mandarin Oriental International, Ltd.	364,800	798,753
*	Mermaid Maritime PCL	274,000	28,137
#	Metro Holdings, Ltd.	2,738,692	2,645,686
	Mewah International, Inc.	89,000	19,441
#*	Midas Holdings, Ltd.	8,558,700	1,252,090
*	Nam Cheong, Ltd.	6,557,040	96,679
	Nera Telecommunications, Ltd.	1,143,400	316,743
	New Toyo International Holdings, Ltd.	1,624,000	314,021

#*	Noble Group, Ltd.	7,456,280	$2,182,305
	NSL, Ltd.	409,900	423,124
	Olam International, Ltd.	274,600	409,627
	OUE, Ltd.	1,988,000	2,860,589
	Overseas Education, Ltd.	65,300	17,394
#	Oxley Holdings, Ltd.	2,240,300	901,737
*	Pacc Offshore Services Holdings, Ltd.	516,900	129,716
	Pan-United Corp., Ltd.	2,435,750	1,023,570
*	Penguin International, Ltd.	446,032	92,486
	Perennial Real Estate Holdings, Ltd.	117,100	76,064
#	Q&M Dental Group Singapore, Ltd.	2,243,100	1,068,827
	QAF, Ltd.	1,401,970	1,251,715
*	Raffles Education Corp., Ltd.	4,176,710	891,259
#	Raffles Medical Group, Ltd.	4,578,378	3,798,098
	RHT Health Trust	3,131,500	1,975,086
	Riverstone Holdings, Ltd.	1,182,600	911,736
#	Rotary Engineering, Ltd.	1,499,400	453,208
#*	Rowsley, Ltd.	3,028,500	286,594
	Roxy-Pacific Holdings, Ltd.	297,500	117,395
	San Teh, Ltd.	151,787	25,217
	SATS, Ltd.	591,600	2,013,469
	SBS Transit, Ltd.	926,200	1,726,143
	SembCorp Industries, Ltd.	2,855,500	6,251,496
#	SembCorp Marine, Ltd.	3,715,700	4,801,828
#	Sheng Siong Group, Ltd.	4,185,700	2,839,543
#	SHS Holdings, Ltd.	2,304,100	382,561
	SIA Engineering Co., Ltd.	231,200	595,330
#	SIIC Environment Holdings, Ltd.	4,602,820	1,817,355
#	Sinarmas Land, Ltd.	6,897,100	2,116,575
	Sing Holdings, Ltd.	1,150,700	369,891
	Sing Investments & Finance, Ltd.	309,475	349,253
#	Singapore Post, Ltd.	10,457,500	9,646,665
#	Singapore Press Holdings, Ltd.	531,200	1,067,489
	Singapore Reinsurance Corp., Ltd.	1,514,530	352,063
	Singapore Shipping Corp., Ltd.	1,640,700	356,658
	Singapura Finance, Ltd.	348,124	259,302
#*	Sino Grandness Food Industry Group, Ltd.	4,336,435	707,225
	Stamford Land Corp., Ltd.	3,188,100	1,165,759
#	StarHub, Ltd.	1,785,500	3,428,210
	Straco Corp., Ltd.	130,000	81,519
	Sunningdale Tech, Ltd.	865,360	1,257,822
*	SunVic Chemical Holdings, Ltd.	1,137,845	57,013
#*	Swiber Holdings, Ltd.	2,895,250	43,542
*	Tat Hong Holdings, Ltd.	2,662,560	894,969
	Tiong Woon Corp. Holding, Ltd.	228,100	45,345
	Tuan Sing Holdings, Ltd.	4,252,495	1,178,679
#	UMS Holdings, Ltd.	2,215,900	1,637,619
	United Engineers, Ltd.	3,318,328	6,634,175
#	United Industrial Corp., Ltd.	174,269	403,645
	United Overseas Insurance, Ltd.	181,850	772,874
	UOB-Kay Hian Holdings, Ltd.	2,008,761	1,991,695
	UOL Group, Ltd.	772,717	4,637,657
#	UPP Holdings, Ltd.	3,076,900	591,016

Valuetronics Holdings, Ltd.	1,828,750	$1,310,839
Venture Corp., Ltd.	1,907,200	24,807,653
Vibrant Group, Ltd.	1,974,019	546,615
Vicom, Ltd.	119,500	502,692
Wee Hur Holdings, Ltd.	2,670,400	473,036
Wheelock Properties Singapore, Ltd.	1,933,000	2,681,581
Wing Tai Holdings, Ltd.	3,524,967	5,619,101
# Yeo Hiap Seng, Ltd.	223,731	209,370
YHI International, Ltd.	176,200	50,506
#* Yongnam Holdings, Ltd.	2,875,300	583,681
Zhongmin Baihui Retail Group, Ltd.	26,900	19,450
TOTAL SINGAPORE		204,620,148

UNITED KINGDOM — (0.0%)
* GetBusy P.L.C.	133,833	49,318
TOTAL COMMON STOCKS		1,745,308,002

RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
* Beach Energy, Ltd. Rights 10/16/17	2,950,643	—
* Boart Longyear, Ltd. Rights 09/13/24	2,328,639	16,439
* Macquarie Atlas Roads Group Rights 10/04/17	91,606	—
* Syrah Resources, Ltd. Rights 10/05/17	107,955	—
#* Westgold Resources, Ltd. Rights 06/30/19	286,990	72,037
TOTAL AUSTRALIA		88,476

HONG KONG — (0.0%)
* International Standard Resources Holdings, Ltd. Warrants 05/10/18	3,097,050	5,154

NEW ZEALAND — (0.0%)
#* Arvida Group, Ltd. Rights 10/09/17	17,421	579

TOTAL RIGHTS/WARRANTS		94,209
TOTAL INVESTMENT SECURITIES		1,745,402,211

		Value †
SECURITIES LENDING COLLATERAL — (13.2%)
§@ DFA Short Term Investment Fund	22,912,548	265,144,011

TOTAL INVESTMENTS — (100.0%) (Cost $1,953,927,912) ^^		$2,010,546,222

Summary of the Series' investments as of September 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	—	$918,691,798	—	$918,691,798
China	—	1,412,176	—	1,412,176
Hong Kong	$5,156	491,683,593	—	491,688,749
New Zealand	—	128,845,813	—	128,845,813
Singapore	772,874	203,847,274	—	204,620,148
United Kingdom	49,318	—	—	49,318
Rights/Warrants
Australia	—	88,476	—	88,476
Hong Kong	—	5,154	—	5,154
New Zealand	—	579	—	579
Securities Lending Collateral	—	265,144,011	—	265,144,011
TOTAL	$827,348	$2,009,718,874	—	$2,010,546,222

THE UNITED KINGDOM SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

September 30, 2017
(Unaudited)

		Shares	Value ††
COMMON STOCKS — (95.8%)
Consumer Discretionary — (20.3%)
	4imprint Group P.L.C.	101,851	$2,500,645
	888 Holdings P.L.C.	1,070,122	3,679,801
	AA P.L.C.	3,246,551	7,381,627
	Ascential P.L.C.	187,599	863,952
	B&M European Value Retail SA	3,556,127	18,473,749
	Bellway P.L.C.	686,795	30,380,562
	Berkeley Group Holdings P.L.C.	191,679	9,552,652
	Bloomsbury Publishing P.L.C.	300,147	645,812
	Bovis Homes Group P.L.C.	921,633	13,508,238
	Card Factory P.L.C.	1,222,154	5,048,135
*	Carpetright P.L.C.	95,402	247,915
#	Centaur Media P.L.C.	537,905	379,924
	Cineworld Group P.L.C.	1,257,992	11,427,195
	Connect Group P.L.C.	1,312,384	1,774,214
	Countryside Properties P.L.C.	232,314	1,081,390
	Crest Nicholson Holdings P.L.C.	1,693,312	12,532,690
	Daily Mail & General Trust P.L.C.	1,316,572	11,446,754
	Debenhams P.L.C.	6,862,458	4,554,138
	DFS Furniture P.L.C.	604,240	1,780,239
	Dignity P.L.C.	293,731	9,077,101
	Dixons Carphone P.L.C.	4,077,082	10,571,090
	Domino's Pizza Group P.L.C.	2,536,833	10,550,363
	Dunelm Group P.L.C.	427,603	4,061,469
*	EI Group P.L.C.	3,243,847	5,975,751
	Entertainment One, Ltd.	1,208,194	4,175,315
	Euromoney Institutional Investor P.L.C.	283,642	4,442,544
*	Findel P.L.C.	239,314	566,607
	Fuller Smith & Turner P.L.C. Class A	135,207	1,853,068
*	Future P.L.C.	52,125	216,160
	Games Workshop Group P.L.C.	139,540	3,680,310
	Greene King P.L.C.	1,786,209	13,091,476
	Greggs P.L.C.	591,357	9,887,875
	GVC Holdings P.L.C.	1,474,855	16,219,957
	Gym Group P.L.C. (The)	412,663	1,175,889
	Halfords Group P.L.C.	1,269,806	5,963,643
	Headlam Group P.L.C.	460,886	3,643,409
	Henry Boot P.L.C.	423,664	1,709,873
	Hostelworld Group P.L.C.	108,885	524,482
	Huntsworth P.L.C.	1,109,918	1,093,268
	Inchcape P.L.C.	2,337,053	27,031,215
	ITE Group P.L.C.	1,565,186	3,775,227
	J D Wetherspoon P.L.C.	481,928	8,114,807
#*	Jackpotjoy P.L.C.	129,364	1,403,436
	JD Sports Fashion P.L.C.	2,325,390	11,658,740
*	Jimmy Choo P.L.C.	338,542	1,040,152
	John Menzies P.L.C.	476,310	4,598,463
	Ladbrokes Coral Group P.L.C.	5,563,817	9,109,658
	Laura Ashley Holdings P.L.C.	1,465,488	160,690
	Lookers P.L.C.	1,876,000	3,011,564
	Marston's P.L.C.	3,644,221	5,309,118
	McCarthy & Stone P.L.C.	1,600,216	3,205,906

	Millennium & Copthorne Hotels P.L.C.	1,000,376	$6,031,661
	Mitchells & Butlers P.L.C.	1,178,448	3,982,055
	MJ Gleeson P.L.C.	191,456	1,718,429
#*	Mothercare P.L.C.	755,745	1,012,066
	N Brown Group P.L.C.	1,083,230	5,108,367
#*	Ocado Group P.L.C.	2,584,145	10,131,876
	On the Beach Group P.L.C.	193,130	1,022,877
	Pendragon P.L.C.	7,184,488	3,092,327
#	Pets at Home Group P.L.C.	1,372,566	3,936,649
	Photo-Me International P.L.C.	1,249,846	2,911,746
	Rank Group P.L.C.	865,458	2,575,245
	Redrow P.L.C.	1,386,677	11,004,242
	Restaurant Group P.L.C. (The)	1,177,060	4,763,341
	Revolution Bars Group P.L.C.	14,864	42,265
*	Sportech P.L.C.	396,817	518,565
*	Sports Direct International P.L.C.	1,258,289	6,918,650
	SSP Group P.L.C.	1,954,563	14,083,461
	STV Group P.L.C.	4,868	23,998
	SuperGroup P.L.C.	319,199	7,263,352
	Tarsus Group P.L.C.	207,820	794,823
#	Ted Baker P.L.C.	153,478	5,459,746
	Thomas Cook Group P.L.C.	8,687,680	14,012,530
	Topps Tiles P.L.C.	925,429	938,284
	Trinity Mirror P.L.C.	1,714,822	1,959,220
	UBM P.L.C.	2,150,381	19,678,162
	Vitec Group P.L.C. (The)	165,321	2,431,253
	WH Smith P.L.C.	680,498	18,419,375
	William Hill P.L.C.	4,390,122	14,849,882
Total Consumer Discretionary			488,842,705

Consumer Staples — (4.8%)
	A.G. Barr P.L.C.	670,323	5,557,493
#	Anglo-Eastern Plantations P.L.C.	104,452	1,209,260
	Booker Group P.L.C.	8,370,700	23,006,461
	Britvic P.L.C.	1,337,735	13,556,621
	Cranswick P.L.C.	291,555	11,554,429
#	Dairy Crest Group P.L.C.	885,968	7,294,827
	Devro P.L.C.	956,939	3,054,374
	Greencore Group P.L.C.	3,643,038	9,583,520
	Hilton Food Group P.L.C.	76,425	741,043
	McBride P.L.C.	1,080,870	3,045,537
	McColl's Retail Group P.L.C.	76,357	276,634
*	Premier Foods P.L.C.	4,724,268	2,661,032
	PZ Cussons P.L.C.	1,608,465	6,875,569
*	REA Holdings P.L.C.	50,639	215,466
	Stock Spirits Group P.L.C.	863,082	2,772,312
	Tate & Lyle P.L.C.	2,718,312	23,603,610
Total Consumer Staples			115,008,188

Energy — (4.0%)
	Amec Foster Wheeler P.L.C.	2,037,469	13,937,350
	Anglo Pacific Group P.L.C.	824,529	1,483,940

*	Cairn Energy P.L.C.	3,678,960	$9,451,598
#*	EnQuest P.L.C.	6,129,232	2,282,612
#*	Gulf Keystone Petroleum, Ltd.	272,870	351,336
	Gulf Marine Services P.L.C.	122,883	79,161
*	Hunting P.L.C.	892,983	5,684,661
	James Fisher & Sons P.L.C.	274,504	5,720,809
#	John Wood Group P.L.C.	1,951,303	17,823,016
*	Lamprell P.L.C.	1,201,647	1,440,197
*	Nostrum Oil & Gas P.L.C.	124,451	676,549
*	Ophir Energy P.L.C.	4,544,480	4,427,096
	Petrofac, Ltd.	1,280,913	7,738,145
#*	Premier Oil P.L.C.	3,177,084	2,860,431
	Soco International P.L.C.	1,265,317	1,959,931
	Stobart Group, Ltd.	1,146,310	4,151,917
#*	Tullow Oil P.L.C.	6,185,427	15,465,262
Total Energy			95,534,011

Financials — (14.3%)
*	Aldermore Group P.L.C.	1,178,492	3,641,079
	Arrow Global Group P.L.C.	939,424	5,386,584
	Ashmore Group P.L.C.	2,065,004	9,393,234
	Beazley P.L.C.	2,911,016	18,723,463
	BGEO Group P.L.C.	236,233	10,315,356
	Brewin Dolphin Holdings P.L.C.	1,629,292	7,627,191
	Charles Stanley Group P.L.C.	122,025	637,501
	Charles Taylor P.L.C.	192,071	708,685
	Chesnara P.L.C.	681,089	3,602,928
	Close Brothers Group P.L.C.	837,114	16,553,691
	CMC Markets P.L.C.	457,863	996,297
#*	CYBG P.L.C.	2,607,866	10,627,459
	esure Group P.L.C.	1,683,935	6,367,967
	Hansard Global P.L.C.	16,468	18,866
	Hastings Group Holdings P.L.C.	811,942	3,312,872
	Hiscox, Ltd.	1,547,072	26,546,291
	IG Group Holdings P.L.C.	1,926,366	16,556,346
	Intermediate Capital Group P.L.C.	1,606,829	20,175,652
	International Personal Finance P.L.C.	1,157,648	3,265,669
#*	IP Group P.L.C.	1,822,358	3,354,724
*	Janus Henderson Group P.L.C.	52,772	1,838,559
	Jardine Lloyd Thompson Group P.L.C.	691,099	11,333,695
	Jupiter Fund Management P.L.C.	2,283,894	16,917,707
	Just Group P.L.C.	2,017,243	3,974,591
	Lancashire Holdings, Ltd.	1,235,720	11,061,082
	Man Group P.L.C.	9,157,327	20,619,603
	NEX Group P.L.C.	1,698,725	15,082,784
	Non-Standard Finance P.L.C.	10,272	10,942
	Novae Group P.L.C.	324,392	3,102,177
#	OneSavings Bank P.L.C.	858,503	4,644,892
	Paragon Banking Group P.L.C.	1,630,518	9,604,279
	Phoenix Group Holdings	1,987,535	20,144,984
	Rathbone Brothers P.L.C.	259,394	9,020,972
	River & Mercantile Group P.L.C.	2,983	13,126

	S&U P.L.C.	20,417	$566,221
	Saga P.L.C.	5,722,316	15,213,113
	Standard Life P.L.C.	1,521,093	8,841,951
	TP ICAP P.L.C.	2,768,863	19,450,548
	Virgin Money Holdings UK P.L.C.	1,311,730	5,038,388
	Waterloo Investment Holdings, Ltd.	4,000	536
Total Financials			344,292,005

Health Care — (3.6%)
*	BTG P.L.C.	1,948,151	17,658,505
	Cambian Group P.L.C.	559,761	1,459,816
#*	Circassia Pharmaceuticals P.L.C.	469,883	525,227
	Consort Medical P.L.C.	267,001	3,884,924
	Dechra Pharmaceuticals P.L.C.	305,409	8,365,162
	Genus P.L.C.	328,322	9,246,995
#	Hikma Pharmaceuticals P.L.C.	129,885	2,110,329
*	Indivior P.L.C.	3,837,838	17,480,985
	Integrated Diagnostics Holdings P.L.C.	330,094	1,316,685
	Spire Healthcare Group P.L.C.	1,177,046	3,555,522
	UDG Healthcare P.L.C.	1,295,217	14,762,340
*	Vectura Group P.L.C.	3,488,250	4,974,265
Total Health Care			85,340,755

Industrials — (25.9%)
	Aggreko P.L.C.	1,334,788	16,788,596
	Air Partner P.L.C.	244,880	431,962
	Alumasc Group P.L.C. (The)	78,103	181,590
	Avon Rubber P.L.C.	131,059	1,647,067
	Balfour Beatty P.L.C.	3,787,045	13,670,415
	BBA Aviation P.L.C.	6,088,389	24,360,107
	Bodycote P.L.C.	1,132,110	13,910,598
	Braemar Shipping Services P.L.C.	136,073	575,074
	Capita P.L.C.	1,082,994	8,194,079
#	Carillion P.L.C.	2,653,376	1,823,766
	Carr's Group P.L.C.	343,111	661,912
	Castings P.L.C.	157,187	996,337
	Chemring Group P.L.C.	1,670,720	4,029,193
#	Clarkson P.L.C.	135,973	5,213,219
	Clipper Logistics P.L.C.	44,747	241,114
	Cobham P.L.C.	12,408,518	24,236,175
	Communisis P.L.C.	1,085,623	842,233
	Costain Group P.L.C.	596,856	3,586,047
	De La Rue P.L.C.	665,149	5,789,629
#*	Dialight P.L.C.	102,467	1,082,690
	Diploma P.L.C.	640,182	9,136,791
	Elis SA	377,412	10,164,194
	Fenner P.L.C.	1,162,357	5,258,252
*	Firstgroup P.L.C.	7,308,367	11,470,509
*	Flybe Group P.L.C.	616,871	306,081
	G4S P.L.C.	804,499	3,001,480
	Galliford Try P.L.C.	481,131	8,735,628
	Go-Ahead Group P.L.C.	241,596	5,513,189

	Goodwin P.L.C.	383	$8,588
	Grafton Group P.L.C.	1,236,009	13,763,929
	Harvey Nash Group P.L.C.	29,146	35,043
	Hays P.L.C.	8,341,552	21,187,316
	Hogg Robinson Group P.L.C.	182,016	183,948
	HomeServe P.L.C.	1,383,521	15,420,366
	Howden Joinery Group P.L.C.	3,900,004	22,537,451
	IMI P.L.C.	1,390,031	23,160,773
#	Interserve P.L.C.	841,666	1,336,206
	IWG P.L.C.	3,349,423	13,894,844
	John Laing Group P.L.C.	1,217,934	4,653,768
	Keller Group P.L.C.	436,813	4,793,645
	Kier Group P.L.C.	558,502	8,707,093
	Management Consulting Group P.L.C.	788,035	70,344
	Mears Group P.L.C.	559,010	3,650,967
	Meggitt P.L.C.	3,946,465	27,564,921
	Melrose Industries P.L.C.	9,415,164	26,860,876
#	Mitie Group P.L.C.	2,122,246	7,280,274
	Morgan Advanced Materials P.L.C.	1,584,832	6,605,460
	Morgan Sindall Group P.L.C.	220,734	4,225,050
	National Express Group P.L.C.	2,332,891	11,067,585
	Norcros P.L.C.	29,186	66,513
	Northgate P.L.C.	838,501	4,881,899
	Pagegroup P.L.C.	1,660,738	11,091,008
	PayPoint P.L.C.	283,410	3,626,053
	Polypipe Group P.L.C.	1,116,373	6,309,880
	Porvair P.L.C.	23,296	149,400
	QinetiQ Group P.L.C.	3,269,092	10,824,101
	Renewi P.L.C.	3,982,348	5,434,239
*	Renold P.L.C.	193,435	137,053
	Rentokil Initial P.L.C.	4,853,986	19,558,038
	Ricardo P.L.C.	271,798	3,019,611
	Robert Walters P.L.C.	381,498	2,859,960
	Rotork P.L.C.	4,239,914	14,819,493
	Royal Mail P.L.C.	214,871	1,106,389
	RPS Group P.L.C.	1,345,195	5,204,520
	Senior P.L.C.	2,470,762	9,138,167
*	Serco Group P.L.C.	3,356,146	5,188,377
	Severfield P.L.C.	1,262,597	1,119,836
	SIG P.L.C.	3,688,259	8,794,874
	Speedy Hire P.L.C.	2,872,634	1,969,693
	Spirax-Sarco Engineering P.L.C.	375,981	27,855,606
	St. Ives P.L.C.	689,835	699,425
	Stagecoach Group P.L.C.	2,117,596	4,844,528
	Sthree P.L.C.	515,052	2,430,834
	T Clarke P.L.C.	147,457	160,088
	Travis Perkins P.L.C.	821,283	15,941,487
	Trifast P.L.C.	465,641	1,296,681
	Tyman P.L.C.	494,602	2,138,486
	Ultra Electronics Holdings P.L.C.	410,895	9,902,602
	Vesuvius P.L.C.	1,487,926	11,771,664
*	Volex P.L.C.	307,047	264,558
	Volution Group P.L.C.	171,550	457,396

	Vp P.L.C.	160,962	$1,802,442
	Weir Group P.L.C. (The)	702,506	18,490,999
	Wilmington P.L.C.	334,384	1,043,038
	Wincanton P.L.C.	664,378	2,101,171
*	Wizz Air Holdings P.L.C.	141,798	5,441,231
	XP Power, Ltd.	78,743	2,932,387
Total Industrials			623,730,101

Information Technology — (10.3%)
	Acal P.L.C.	345,625	1,433,255
	Auto Trader Group P.L.C.	2,919,467	15,359,288
	AVEVA Group P.L.C.	418,609	13,666,108
	Computacenter P.L.C.	441,424	5,839,636
	Electrocomponents P.L.C.	2,762,938	23,021,183
	Equiniti Group P.L.C.	780,461	3,152,909
	FDM Group Holdings P.L.C.	110,096	1,420,414
	Fidessa Group P.L.C.	216,279	6,517,852
	Gocompare.Com Group P.L.C.	1,697,878	2,378,652
	Halma P.L.C.	1,951,180	29,276,940
*	Imagination Technologies Group P.L.C.	594,017	1,337,083
	Kainos Group P.L.C.	112,962	441,701
	Laird P.L.C.	2,935,275	5,612,957
	Moneysupermarket.com Group P.L.C.	2,724,454	11,615,115
#	NCC Group P.L.C.	997,744	2,895,708
	Oxford Instruments P.L.C.	313,269	4,070,579
*	Paysafe Group P.L.C.	2,424,051	18,923,721
	Playtech P.L.C.	1,319,767	16,249,334
	Renishaw P.L.C.	189,871	12,129,495
	Rightmove P.L.C.	477,301	25,883,449
	RM P.L.C.	318,504	671,988
	SDL P.L.C.	429,038	2,757,669
	Softcat P.L.C.	500,094	2,819,064
	Spectris P.L.C.	714,047	23,069,362
	Spirent Communications P.L.C.	3,259,260	4,196,829
	TT Electronics P.L.C.	889,623	2,720,143
	Xaar P.L.C.	378,164	2,265,049
	ZPG P.L.C.	1,407,097	6,823,575
Total Information Technology			246,549,058

Materials — (7.5%)
	Acacia Mining P.L.C.	900,534	2,346,448
*	Carclo P.L.C.	238,794	437,166
	Centamin P.L.C.	6,065,603	11,783,681
	DS Smith P.L.C.	3,911,403	25,857,843
	Elementis P.L.C.	2,658,318	9,656,689
#	Essentra P.L.C.	1,496,471	11,064,538
	Evraz P.L.C.	1,700,218	7,139,378
	Ferrexpo P.L.C.	1,726,748	6,770,725
	Forterra P.L.C.	154,887	577,986
*	Gem Diamonds, Ltd.	654,276	703,888
	Hill & Smith Holdings P.L.C.	445,134	7,554,713
	Hochschild Mining P.L.C.	1,509,803	4,647,750

Materials — (Continued)
Ibstock P.L.C.	1,432,952	$4,376,415
* KAZ Minerals P.L.C.	1,404,840	14,582,350
#* Lonmin P.L.C.	1,647,895	1,558,451
Low & Bonar P.L.C.	1,194,255	1,269,904
Marshalls P.L.C.	1,131,260	6,617,418
* Petra Diamonds, Ltd.	3,145,803	3,541,096
#* Petropavlovsk P.L.C.	13,841,290	1,484,824
RPC Group P.L.C.	2,253,573	29,926,748
Synthomer P.L.C.	1,390,961	9,106,493
Vedanta Resources P.L.C.	211,835	2,478,862
Victrex P.L.C.	473,395	15,054,418
Zotefoams P.L.C.	93,537	442,178
Total Materials		178,979,962

Real Estate — (2.2%)
# Capital & Counties Properties P.L.C.	4,117,918	14,616,214
CLS Holdings P.L.C.	357,932	978,364
#* Countrywide P.L.C.	736,847	1,067,449
Daejan Holdings P.L.C.	41,786	3,224,303
Foxtons Group P.L.C.	1,025,578	932,100
Grainger P.L.C.	2,889,443	10,383,443
Harworth Group P.L.C.	30,680	43,581
Helical P.L.C.	645,281	2,599,902
LSL Property Services P.L.C.	337,727	1,064,597
* Raven Russia, Ltd.	1,039,140	669,203
Savills P.L.C.	819,792	10,227,134
St. Modwen Properties P.L.C.	1,203,358	6,026,537
U & I Group P.L.C.	734,066	1,830,039
Total Real Estate		53,662,866
Telecommunication Services — (1.3%)
Inmarsat P.L.C.	2,371,810	20,469,968
KCOM Group P.L.C.	3,231,847	4,285,352
# TalkTalk Telecom Group P.L.C.	2,658,372	7,476,039
Total Telecommunication Services		32,231,359
Utilities — (1.6%)
Drax Group P.L.C.	2,289,914	9,555,503
Pennon Group P.L.C.	2,285,684	24,404,827
Telecom Plus P.L.C.	331,422	4,824,280
Total Utilities		38,784,610
TOTAL COMMON STOCKS		2,302,955,620
RIGHTS/WARRANTS — (0.0%)
* EQUINITI GROUP P.L.C. RIGHT 10/16/17	167,242	257,719
TOTAL INVESTMENT SECURITIES		2,303,213,339

		Value †
SECURITIES LENDING COLLATERAL — (4.2%)
§@ DFA Short Term Investment Fund	8,752,751	$101,286,836
TOTAL INVESTMENTS — (100.0%) (Cost $1,996,343,026) ^^		$2,404,500,175

Summary of the Series' investments as of September 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	—	$488,842,705	—	$488,842,705
Consumer Staples	—	115,008,188	—	115,008,188
Energy	—	95,534,011	—	95,534,011
Financials	—	344,292,005	—	344,292,005
Health Care	—	85,340,755	—	85,340,755
Industrials	—	623,730,101	—	623,730,101
Information Technology	—	246,549,058	—	246,549,058
Materials	—	178,979,962	—	178,979,962
Real Estate	—	53,662,866	—	53,662,866
Telecommunication Services	—	32,231,359	—	32,231,359
Utilities	—	38,784,610	—	38,784,610
Rights/Warrants	—	257,719	—	257,719
Securities Lending Collateral	—	101,286,836	—	101,286,836
TOTAL	—	$2,404,500,175	—	$2,404,500,175

THE CONTINENTAL SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

September 30, 2017
(Unaudited)

		Shares	Value ††
COMMON STOCKS — (92.4%)
AUSTRIA — (3.3%)
	Agrana Beteiligungs AG	18,464	$2,346,605
	ANDRITZ AG	351,021	20,286,934
	Atrium European Real Estate, Ltd.	790,757	3,703,226
#	Austria Technologie & Systemtechnik AG	159,816	2,269,364
	BUWOG AG	485,047	14,540,128
	CA Immobilien Anlagen AG	447,444	12,852,728
#	DO & CO AG	33,913	1,661,292
	EVN AG	207,740	3,244,438
*	FACC AG	116,813	1,705,068
	Flughafen Wien AG	18,872	736,610
#	IMMOFINANZ AG	5,007,188	12,930,096
	Josef Manner & Co. AG	870	58,036
	Kapsch TrafficCom AG	34,167	1,822,799
	Lenzing AG	66,004	9,575,100
	Mayr Melnhof Karton AG	49,633	7,118,344
	Oberbank AG	45,050	4,200,723
	Oesterreichische Post AG	203,557	9,396,933
	Palfinger AG	89,196	4,053,133
	POLYTEC Holding AG	103,266	2,448,706
#	Porr Ag	50,044	1,581,023
*	Raiffeisen Bank International AG	481,475	16,137,794
	RHI AG	156,852	6,554,471
#	Rosenbauer International AG	18,912	1,272,885
	S IMMO AG	330,386	5,843,237
#*	Schoeller-Bleckmann Oilfield Equipment AG	63,374	5,072,714
	Semperit AG Holding	68,546	2,107,663
	Strabag SE	105,005	4,566,693
	Telekom Austria AG	730,119	6,623,521
	UBM Development AG	7,987	364,566
	UNIQA Insurance Group AG	804,719	8,429,391
	Verbund AG	308,524	7,276,655
#	Vienna Insurance Group AG Wiener Versicherung Gruppe	190,643	5,632,439
	Wienerberger AG	617,965	15,105,978
#	Wolford AG	11,252	223,570
	Zumtobel Group AG	173,368	3,011,825
TOTAL AUSTRIA			204,754,688

BELGIUM — (4.2%)
#*	Ablynx NV	353,451	5,163,027
	Ackermans & van Haaren NV	134,383	23,571,646
*	AGFA-Gevaert NV	1,230,432	5,870,154
	Atenor	8,691	497,538
	Banque Nationale de Belgique	87	296,817
	Barco NV	68,081	7,351,868
	Bekaert SA	214,947	10,319,194
#*	Biocartis NV	37,762	464,266
	bpost SA	503,661	14,979,334
#*	Celyad SA	41,080	2,332,254
	Cie d'Entreprises CFE	49,147	7,327,611
	Cie Immobiliere de Belgique SA	14,788	950,927
	Co.Br.Ha Societe Commerciale de Brasserie SA	111	477,709

	D'ieteren SA	139,221	$6,390,429
*	Dalenys	20,562	205,408
	Deceuninck NV	385,581	1,484,826
	Econocom Group SA	686,666	5,246,737
	Elia System Operator SA	170,406	9,871,346
#	Euronav NV	760,076	6,256,748
	EVS Broadcast Equipment SA	75,122	2,839,095
#	Exmar NV	174,456	927,947
#*	Fagron	266,063	3,881,128
*	Galapagos NV(B07Q2V5)	220,186	22,445,293
*	Galapagos NV(B07MXC1)	27,600	2,811,557
	Gimv NV	47,959	2,948,574
#	Ion Beam Applications	115,719	3,941,181
	Jensen-Group NV	14,156	725,929
	Kinepolis Group NV	94,699	6,295,261
#	Lotus Bakeries	1,464	3,877,918
#*	MDxHealth	214,040	1,198,164
	Melexis NV	113,838	11,024,373
#*	Nyrstar NV	745,541	5,937,722
	Ontex Group NV	470,726	16,036,102
	Orange Belgium SA	178,058	4,121,069
	Picanol	28,800	3,439,308
	RealDolmen	9,118	271,890
	RealDolmen NV	120	3
	Recticel SA	247,048	2,216,932
	Resilux	5,092	890,446
#	Roularta Media Group NV	10,773	185,626
	Sapec	1,288	90,786
	Sioen Industries NV	50,430	1,696,784
	Sipef SA	31,636	2,332,653
*	Telenet Group Holding NV	35,452	2,346,680
	TER Beke SA	2,374	508,243
*	Tessenderlo Group SA	213,754	10,402,332
#*	ThromboGenics NV	176,239	818,710
#*	TiGenix NV	707,784	844,061
	Umicore SA	351,800	29,123,991
	Van de Velde NV	35,498	1,981,730
*	Viohalco SA	583,796	1,999,541
TOTAL BELGIUM			257,218,868

DENMARK — (4.8%)
#	ALK-Abello A.S.	36,367	5,729,768
	Alm Brand A.S.	562,935	5,553,284
	Ambu A.S. Class B	132,557	10,266,483
#	Arkil Holding A.S. Class B	504	104,782
*	Bang & Olufsen A.S.	256,627	5,550,462
	BankNordik P/F	3,395	64,430
#*	Bavarian Nordic A.S.	204,295	9,166,017
	Brodrene Hartmann A.S.	16,148	954,134
#	Columbus A.S.	282,092	561,215
#*	D/S Norden A.S.	182,838	3,907,634
	DFDS A.S.	175,917	10,061,432
	Djurslands Bank A.S.	8,970	352,459

#	FLSmidth & Co. A.S.	260,041	$17,213,867
	Fluegger A.S. Class B	4,198	251,307
	GN Store Nord A.S.	855,243	29,360,109
	Gronlandsbanken A.S.	1,125	112,882
*	H+H International A.S. Class B	54,662	991,406
	Harboes Bryggeri A.S. Class B	16,516	293,716
	IC Group A.S.	40,541	878,642
*	Jeudan A.S.	5,970	679,153
	Jyske Bank A.S.	442,147	25,561,594
	Lan & Spar Bank	4,981	375,882
	Matas A.S.	201,093	2,944,777
*	NKT A.S.	182,797	15,674,120
	NNIT A.S.	34,146	1,031,963
	Nordjyske Bank A.S.	41,162	794,867
	Parken Sport & Entertainment A.S.	33,556	425,743
	Per Aarsleff Holding A.S.	122,228	3,594,418
	Ringkjoebing Landbobank A.S.	124,338	6,423,666
	Roblon A.S. Class B	2,700	156,833
	Rockwool International A.S. Class A	116	29,011
	Rockwool International A.S. Class B	45,423	12,333,310
	Royal Unibrew A.S.	243,054	13,317,814
#	RTX A.S.	43,826	1,255,135
*	Santa Fe Group A.S.	127,806	1,068,092
	Schouw & Co. AB	79,335	8,636,079
	SimCorp A.S.	238,443	14,574,918
	Solar A.S. Class B	32,838	1,998,597
	Spar Nord Bank A.S.	484,794	6,044,348
	Sydbank A.S.	489,424	20,355,345
	TDC A.S.	5,173,971	30,343,075
#	Tivoli A.S.	9,390	862,679
*	TK Development A.S.	608,784	917,591
*	Topdanmark A.S.	491,266	19,353,680
	United International Enterprises	10,218	2,146,022
#*	Vestjysk Bank A.S.	104,341	67,130
*	William Demant Holding A.S.	18,030	476,688
#*	Zealand Pharma A.S.	119,124	2,301,766
TOTAL DENMARK			295,118,325

FINLAND — (6.1%)
#	Afarak Group Oyj	261,495	276,740
	Ahlstrom-Munksjo Oyj	99,431	2,063,089
	Aktia Bank Oyj	137,174	1,503,774
	Alandsbanken Abp Class B	21,354	376,382
	Alma Media Oyj	65,449	500,093
	Amer Sports Oyj	678,576	18,014,994
	Apetit Oyj	18,766	304,010
	Aspo Oyj	92,762	985,466
	Atria Oyj	62,811	891,812
#*	BasWare Oyj	44,517	2,107,327
#	Bittium Oyj	172,362	1,466,297
	Cargotec Oyj Class B	240,996	15,155,768
#*	Caverion Corp.	590,608	5,421,816
	Citycon Oyj	2,307,048	6,071,766

	Cramo Oyj	204,756	$5,378,743
	Digia Oyj	69,731	200,384
	Elisa Oyj	684,634	29,493,694
	F-Secure Oyj	555,959	2,807,828
	Finnair Oyj	472,532	6,256,061
	Fiskars Oyj Abp	195,305	4,695,406
*	Glaston Oyj Abp	46,084	26,686
	HKScan Oyj Class A	190,223	768,317
	Huhtamaki Oyj	574,099	23,185,999
	Ilkka-Yhtyma Oyj	61,503	226,955
	Kemira Oyj	700,602	9,210,697
	Kesko Oyj Class A	34,819	1,846,609
	Kesko Oyj Class B	374,357	20,083,272
	Konecranes Oyj	344,278	15,288,859
	Lassila & Tikanoja Oyj	184,650	3,952,827
	Lemminkainen Oyj	30,098	885,332
	Metsa Board Oyj	1,336,761	9,164,150
	Metso Oyj	654,668	24,026,711
	Nokian Renkaat Oyj	659,051	29,326,125
	Olvi Oyj Class A	68,749	2,355,948
	Oriola Oyj Class A	6,054	26,378
	Oriola Oyj Class B	628,439	2,529,155
	Orion Oyj Class A	123,872	5,766,240
	Orion Oyj Class B	236,640	10,987,709
	Outokumpu Oyj	3,022,031	31,440,234
#*	Outotec Oyj	1,238,541	9,807,343
	Pihlajalinna Oyj	40,650	767,515
	Ponsse Oy	54,181	1,528,125
*	Poyry Oyj	188,253	1,121,448
*	QT Group Oyj	55,899	436,383
	Raisio Oyj Class V	616,402	2,674,521
	Ramirent Oyj	524,612	5,421,900
	Rapala VMC Oyj	109,543	510,018
	Revenio Group Oyj	30,896	1,290,047
	Sanoma Oyj	754,064	8,218,759
#	SRV Group OYJ	28,774	150,169
*	Stockmann Oyj Abp Class A	42,474	304,089
#*	Stockmann Oyj Abp Class B	173,382	1,229,887
	Technopolis Oyj	953,741	4,432,555
	Teleste Oyj	46,406	412,909
	Tieto Oyj	304,414	9,287,388
	Tikkurila Oyj	229,218	4,175,627
	Uponor Oyj	298,122	5,169,580
	Vaisala Oyj Class A	49,697	2,561,093
	Valmet Oyj	746,829	14,683,388
	Viking Line Abp	10,366	230,259
#	YIT Oyj	1,293,609	10,585,321
TOTAL FINLAND			380,067,977

FRANCE — (13.2%)
	ABC Arbitrage	150,388	1,093,053
#	Actia Group	48,398	424,037
*	Air France-KLM	993,402	15,666,000

	Akka Technologies	51,478	$3,002,561
	Albioma SA	121,459	2,738,737
	Altamir	127,869	2,312,787
	Alten SA	142,403	12,875,186
	Altran Technologies SA	771,932	14,200,970
#*	Antalis International SAS	61,895	182,858
	April SA	74,473	1,143,602
#*	Archos	138,714	114,780
	Arkema SA	138,332	16,973,595
	Assystem	62,634	2,442,800
	Aubay	31,239	1,266,943
	Axway Software SA	35,286	925,924
	Bastide le Confort Medical	12,822	573,007
	Beneteau SA	207,322	3,605,205
*	Bigben Interactive	30,712	366,602
	BioMerieux	112,296	9,141,269
	Boiron SA	38,334	3,423,279
	Bonduelle SCA	76,442	3,442,669
#	Bourbon Corp.	97,879	884,796
	Burelle SA	1,260	1,945,553
#	Casino Guichard Perrachon SA	27,204	1,613,395
	Catering International Services	14,124	323,192
*	Cegedim SA	23,995	915,495
#*	CGG SA	97,011	539,218
	Chargeurs SA	107,537	3,268,173
	Cie des Alpes	45,875	1,460,317
	Cie Plastic Omnium SA	318,364	13,618,957
*	Coface SA	350,601	3,768,277
	Derichebourg SA	584,687	6,130,968
	Devoteam SA	28,114	2,612,082
	Dom Security	2,414	174,137
#	Edenred	1,244,105	33,820,707
	Electricite de Strasbourg SA	21,168	3,093,356
	Elior Group SA	578,748	15,333,503
#	Elis SA	500,629	13,412,352
*	Eramet	37,698	2,562,541
*	Esso SA Francaise	15,303	1,147,428
*	Etablissements Maurel et Prom	5,569	24,751
	Euler Hermes Group	61,475	7,263,640
	Eurofins Scientific SE	1,434	907,294
	Euronext NV	291,850	17,767,339
	Europcar Groupe SA	338,800	5,139,888
	Eutelsat Communications SA	425,414	12,593,401
	Exel Industries Class A	10,330	1,290,475
	Faurecia	306,467	21,267,563
	Fleury Michon SA	5,962	339,487
*	Fnac Darty SA	76,269	7,345,974
	Gaumont SA	13,521	1,627,168
#	Gaztransport Et Technigaz SA	115,771	6,292,093
	GEA	2,433	255,120
	Gevelot SA	3,466	859,556
	GL Events	48,992	1,622,721
	Groupe Crit	23,258	2,219,693

	Groupe Eurotunnel SE	1,641,949	$19,797,749
#*	Groupe Gorge	22,858	570,199
	Groupe Open	28,476	938,266
#	Guerbet	32,666	3,041,446
#	Haulotte Group SA	74,466	1,408,551
	Havas SA	882,704	9,653,995
	HERIGE SADCS	4,147	191,095
#*	HiPay Group SA	24,579	403,341
#*	ID Logistics Group	8,079	1,441,865
	Imerys SA	145,098	13,110,398
#	Ingenico Group SA	309,625	29,353,557
	Interparfums SA	51,788	2,068,991
	Ipsen SA	142,391	18,945,590
	IPSOS	179,248	6,205,736
	Jacquet Metal Service	70,664	2,346,259
	Kaufman & Broad SA	73,319	3,537,513
	Korian SA	231,307	7,620,579
	Lagardere SCA	673,857	22,574,474
	Lanson-BCC	8,795	341,474
	Laurent-Perrier	12,372	1,160,521
	Le Belier	4,595	230,610
	Le Noble Age	29,442	1,963,110
	Lectra	133,460	4,191,184
	Linedata Services	11,036	528,231
	LISI	96,951	5,080,056
	Maisons France Confort SA	15,908	1,102,684
	Manitou BF SA	49,876	1,873,032
	Manutan International	14,076	1,340,063
	Mersen SA	117,956	4,246,773
#*	METabolic EXplorer SA	151,621	408,754
	Metropole Television SA	293,607	6,790,922
	MGI Coutier	57,270	2,533,680
	Mr Bricolage	30,731	589,290
#*	Naturex	33,012	3,735,014
	Neopost SA	196,501	7,638,058
	Nexans SA	188,998	11,208,249
	Nexity SA	204,753	12,512,104
#*	Nicox	136,752	1,545,711
*	NRJ Group	72,179	950,089
#	Oeneo SA	129,772	1,472,755
#*	Onxeo SA(BPFJVR0)	48,958	106,471
#*	Onxeo SA(B04P0G6)	246,319	530,915
	Orpea	182,255	21,602,844
#*	Parrot SA	105,469	1,266,567
	PCAS	10,780	223,039
#*	Pierre & Vacances SA	28,963	1,558,392
	Plastivaloire	40,938	1,036,513
	PSB Industries SA	8,161	495,251
#	Rallye SA	139,003	2,575,235
	Rexel SA	1,596,995	27,627,422
#	Robertet SA	3,415	1,587,070
	Rothschild & Co.	29,734	1,124,762
#	Rubis SCA	474,166	30,227,367

	Samse SA	8,068	$1,482,504
	Sartorius Stedim Biotech	101,854	7,059,838
	Savencia SA	33,142	3,171,475
	SEB SA	56,831	10,429,703
	Seche Environnement SA	11,799	474,225
#*	Sequana SA	289,137	334,887
#*	SES-imagotag SA	8,385	290,921
	Societe BIC SA	719	86,187
*	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	60,258	2,672,978
*	Societe Internationale de Plantations d'Heveas SA	7,700	774,286
	Societe Marseillaise du Tunnel Prado-Carenage SA	3,434	81,898
#	Societe pour l'Informatique Industrielle	39,961	1,076,668
*	SOITEC	87,729	5,758,194
#*	Solocal Group	3,289,445	3,956,319
	Somfy SA	104,795	9,660,519
	Sopra Steria Group	75,717	14,058,234
#	SPIE SA	427,868	11,771,527
*	Stallergenes Greer P.L.C.	12,920	653,227
*	Ste Industrielle d'Aviation Latecoere SA	360,736	2,485,221
	Stef SA	28,166	3,145,853
	Sword Group	35,526	1,491,234
	Synergie SA	69,989	3,696,438
	Tarkett SA	121,413	5,469,550
	Technicolor SA	1,482,868	5,117,982
	Teleperformance	290,516	43,341,642
#	Television Francaise 1	626,436	9,152,287
	Tessi SA	6,874	1,423,087
	TFF Group	5,065	871,355
#	Thermador Groupe	15,370	1,866,023
	Total Gabon	1,515	239,984
*	Touax SA	6,872	111,722
	Trigano SA	46,958	7,279,582
*	Ubisoft Entertainment SA	521,852	35,916,809
	Union Financiere de France BQE SA	16,855	620,904
#*	Vallourec SA	1,629,822	9,684,515
#*	Valneva SE	300,100	1,039,736
	Vetoquinol SA	16,625	1,070,247
	Vicat SA	88,509	6,754,167
	VIEL & Cie SA	161,700	1,040,493
	Vilmorin & Cie SA	27,392	2,461,063
#*	Virbac SA	22,063	3,244,870
	Vranken-Pommery Monopole SA	18,262	501,558
*	Worldline SA	49,810	2,112,216
TOTAL FRANCE			817,902,418

GERMANY — (15.0%)
	Aareal Bank AG	409,233	17,348,036
*	Adler Modemaerkte AG	43,741	284,468
#*	ADLER Real Estate AG	152,507	2,413,545
	ADO Properties SA	61,173	3,026,814
#*	ADVA Optical Networking SE	227,659	1,540,025
*	AIXTRON SE	634,440	8,559,326
	All for One Steeb AG	569	43,781

	Allgeier SE	27,462	$679,944
	Amadeus Fire AG	30,763	2,859,689
*	AS Creation Tapeten	7,109	202,357
	Atoss Software AG	193	16,832
	Aurubis AG	190,068	15,409,935
#	Axel Springer SE	217,339	13,978,603
	Basler AG	5,657	1,194,627
	Bauer AG	53,409	1,729,762
	BayWa AG(5838057)	81,254	3,238,156
	BayWa AG(5838068)	124	5,098
	Bechtle AG	160,666	12,042,514
#	Bertrandt AG	27,357	2,754,667
	Bijou Brigitte AG	19,732	1,249,685
#	Bilfinger SE	178,040	7,466,470
#	Biotest AG	60,306	1,945,865
	Borussia Dortmund GmbH & Co. KGaA	478,728	4,646,438
#	CANCOM SE	91,757	6,893,146
	Carl Zeiss Meditec AG	180,477	9,441,707
	CECONOMY AG	509,047	5,994,395
	CENIT AG	50,111	1,242,557
	CENTROTEC Sustainable AG	44,813	953,581
	Cewe Stiftung & Co. KGAA	31,218	2,969,983
	Comdirect Bank AG	182,514	2,485,115
	CompuGroup Medical SE	119,816	6,789,684
*	Constantin Medien AG	340,089	866,262
	CropEnergies AG	118,349	1,467,854
	CTS Eventim AG & Co. KGaA	219,481	9,589,212
	Data Modul AG	11,455	1,182,223
#	Delticom AG	28,981	449,008
	Deutsche Beteiligungs AG	62,896	3,384,746
#	Deutsche EuroShop AG	220,384	8,272,634
	Deutsche Pfandbriefbank AG	248,710	3,728,111
	Deutz AG	599,311	4,849,042
*	Dialog Semiconductor P.L.C.	382,079	16,909,252
	DIC Asset AG	276,567	3,058,735
	Diebold Nixdorf AG	9,565	804,240
	DMG Mori AG	37,615	2,333,965
	Dr Hoenle AG	25,078	1,046,088
	Draegerwerk AG & Co. KGaA	15,715	1,323,395
	Drillisch AG	227,365	15,973,532
	Duerr AG	133,802	17,916,839
	Eckert & Ziegler AG	18,549	778,422
	EDAG Engineering Group AG	8,012	125,023
	Elmos Semiconductor AG	57,683	1,495,069
#	ElringKlinger AG	167,277	3,117,473
*	Euromicron AG	39,840	387,177
*	Evotec AG	1,078,504	25,661,288
#	Ferratum Oyj	19,347	612,161
	Fielmann AG	114,167	9,899,610
*	First Sensor AG	25,287	478,594
	Francotyp-Postalia Holding AG Class A	53,729	300,948
	Fraport AG Frankfurt Airport Services Worldwide	71,831	6,827,302
	Freenet AG	735,254	24,606,467

	Fuchs Petrolub SE	147,943	$7,594,884
	Gerresheimer AG	198,146	15,353,222
#	Gerry Weber International AG	112,020	1,399,201
	Gesco AG	46,440	1,652,732
#	GFT Technologies SE	90,843	1,706,335
#	Grammer AG	79,765	5,205,117
	GRENKE AG	109,860	10,252,080
*	H&R GmbH & Co. KGaA	45,545	755,226
	Hamburger Hafen und Logistik AG	134,558	4,242,859
#*	Heidelberger Druckmaschinen AG	1,506,720	6,161,926
	Hella KGaA Hueck & Co.	175,673	10,358,024
*	Highlight Communications AG	94,846	563,035
*	HolidayCheck Group AG	149,489	472,116
	Hornbach Baumarkt AG	24,400	929,462
#	Hugo Boss AG	322,458	28,452,792
	Indus Holding AG	129,827	9,608,669
	Isra Vision AG	18,038	3,409,394
	Jenoptik AG	267,173	8,862,623
#	K+S AG	1,020,067	27,807,326
*	Kampa AG	7,101	194
	KION Group AG	60,516	5,797,144
	Kloeckner & Co. SE	555,392	7,132,512
#	Koenig & Bauer AG	72,702	5,997,864
#	Krones AG	75,365	10,483,162
	KSB AG	3,466	1,895,102
	KWS Saat SE	15,970	6,995,396
	Lanxess AG	480,600	37,953,564
	LEG Immobilien AG	331,263	33,543,729
	Leifheit AG	40,972	1,582,077
	Leoni AG	197,115	13,080,211
#*	LPKF Laser & Electronics AG	67,178	606,759
#*	Manz AG	21,725	985,936
	MasterFlex SE	19,347	170,088
*	Mediclin AG	88,966	592,067
*	Medigene AG	56,083	862,492
	MLP SE	341,683	2,357,554
	MTU Aero Engines AG	173,578	27,719,108
	Nemetschek SE	107,874	8,779,180
	Nexus AG	57,753	1,810,015
#*	Nordex SE	307,691	3,516,475
	Norma Group SE	202,672	13,353,117
	OHB SE	34,003	1,643,451
	OSRAM Licht AG	287,401	22,954,547
#	paragon AG	9,842	1,029,253
*	Patrizia Immobilien AG	289,524	6,042,877
*	Petro Welt Technologies AG	6,474	46,369
	Pfeiffer Vacuum Technology AG	52,225	8,237,663
	PNE Wind AG	374,040	1,128,522
	Progress-Werk Oberkirch AG	7,571	392,978
	PSI Software AG	35,112	713,563
	Puma SE	10,528	4,102,548
#*	PVA TePla AG	50,786	390,508
	QIAGEN NV	717,083	22,666,972

#	QSC AG	511,878	$1,123,201
#	R Stahl AG	14,952	565,638
	Rational AG	14,449	9,945,702
	Rheinmetall AG	234,011	26,392,884
	RHOEN-KLINIKUM AG	235,088	7,925,019
#	RIB Software SE	197,541	4,196,269
#	S&T AG	190,124	4,188,725
	S&T Deutschland Holding AG	437,004	2,488,447
#	SAF-Holland SA	337,748	6,867,744
#	Salzgitter AG	220,205	10,002,628
#*	Schaltbau Holding AG	27,311	1,023,043
	Schloss Wachenheim AG	7,479	184,412
#	Secunet Security Networks AG	3,012	335,813
#*	SGL Carbon SE	91,937	1,556,522
	SHW AG	25,624	1,043,932
*	Siltronic AG	76,944	9,569,292
#	Sixt Leasing SE	23,976	610,226
#	Sixt SE	80,910	6,445,515
#	SMA Solar Technology AG	66,507	2,609,337
*	SMT Scharf AG	18,103	274,164
#	Softing AG	21,576	318,901
	Software AG	309,788	15,135,890
	Stabilus SA	96,904	8,804,957
	STRATEC Biomedical AG	4,910	293,709
	Stroeer SE & Co. KGaA	118,799	7,784,454
	Suedzucker AG	438,206	9,424,331
*	SUESS MicroTec SE	113,887	2,259,004
	Surteco SE	34,439	1,051,169
	TAG Immobilien AG	828,939	13,944,719
	Takkt AG	165,742	3,800,725
	Technotrans AG	34,509	2,033,038
*	Tele Columbus AG	133,073	1,408,524
	TLG Immobilien AG	301,933	6,966,900
#*	Tom Tailor Holding SE	193,167	1,945,319
#	Traffic Systems SE	25,337	563,245
#	Uniper SE	312,671	8,581,157
	VERBIO Vereinigte BioEnergie AG	127,536	1,245,458
*	Vossloh AG	68,437	4,621,148
#	VTG AG	80,128	4,453,508
	Wacker Chemie AG	77,716	11,158,797
	Wacker Neuson SE	152,874	5,079,215
	Washtec AG	53,359	4,694,020
	Wuestenrot & Wuerttembergische AG	35,669	970,370
	XING SE	16,563	5,193,303
	Zeal Network SE	40,531	1,243,623
TOTAL GERMANY			926,525,494

IRELAND — (1.3%)
	C&C Group P.L.C.(B010DT8)	399,607	1,439,557
	C&C Group P.L.C.(B011Y09)	1,095,219	3,964,007
	Datalex P.L.C.	79,537	350,902
*	FBD Holdings P.L.C.	125,728	1,225,866
	Glanbia P.L.C.(4058629)	221,425	4,171,651

	Glanbia P.L.C.(0066950)	700,613	$13,217,553
	IFG Group P.L.C.	302,015	646,369
*	Independent News & Media P.L.C.	1,915,415	246,900
	Irish Continental Group P.L.C.(BLP5857)	485,129	3,229,561
	Irish Continental Group P.L.C.(BLP59W1)	234,200	1,569,970
	Kingspan Group P.L.C.	734,997	31,301,840
	Smurfit Kappa Group P.L.C.	536,543	16,823,810
TOTAL IRELAND			78,187,986

ISRAEL — (2.3%)
*	ADO Group, Ltd.	82,297	1,699,782
	Afcon Holdings, Ltd.	482	21,140
*	Africa Israel Investments, Ltd.	16,082	1,480
*	Africa Israel Properties, Ltd.	87,771	1,921,163
	Africa Israel Residences, Ltd.	594	11,611
#*	Airport City, Ltd.	369,095	4,773,705
	Albaad Massuot Yitzhak, Ltd.	1,142	17,369
*	Allot Communications, Ltd.	138,457	745,987
	Alony Hetz Properties & Investments, Ltd.	109,551	1,163,289
#	Alrov Properties and Lodgings, Ltd.	48,457	1,579,659
	Amot Investments, Ltd.	637,210	3,545,911
	Arad, Ltd.	2,169	22,057
#*	Arko Holdings, Ltd.	398,631	171,053
	Ashtrom Properties, Ltd.	42,160	214,351
*	AudioCodes, Ltd.	165,181	1,181,866
	Avgol Industries 1953, Ltd.	435,107	533,342
*	Azorim-Investment Development & Construction Co., Ltd.	405,707	396,144
	Bayside Land Corp.	4,564	2,089,397
#	Big Shopping Centers, Ltd.	28,237	2,011,049
*	BioLine RX, Ltd.	59,630	67,355
#	Blue Square Real Estate, Ltd.	32,443	1,346,893
#*	Brack Capital Properties NV	30,484	3,316,710
*	Camtek, Ltd.	19,052	97,672
#	Carasso Motors, Ltd.	65,150	525,874
#*	Cellcom Israel, Ltd.	311,336	2,906,329
*	Ceragon Networks, Ltd.	297,222	578,849
#*	Clal Biotechnology Industries, Ltd.	291,561	272,303
*	Clal Insurance Enterprises Holdings, Ltd.	124,733	2,105,228
	Cohen Development & Industrial Buildings, Ltd.	3,184	71,786
*	Compugen, Ltd.	185,531	693,838
	Danel Adir Yeoshua, Ltd.	5,784	279,540
#	Delek Automotive Systems, Ltd.	204,232	1,526,012
#	Delta-Galil Industries, Ltd.	73,179	2,311,476
#	Direct Insurance Financial Investments, Ltd.	89,972	989,392
	El Al Israel Airlines	1,852,806	1,249,111
#	Electra Consumer Products 1970, Ltd.	50,581	1,018,911
	Electra, Ltd.	10,539	2,358,137
	Elron Electronic Industries, Ltd.	89,546	438,241
	Energix-Renewable Energies, Ltd.	451,273	400,059
*	Enlight Renewable Energy, Ltd.	595,324	261,028
*	Equital, Ltd.	11,904	270,144
#*	Evogene, Ltd.	70,559	310,836
	First International Bank Of Israel, Ltd.	233,290	4,358,167

	FMS Enterprises Migun, Ltd.	18,743	$718,660
*	Foresight Autonomous Holdings, Ltd.	32,947	37,858
	Formula Systems 1985, Ltd.	55,198	2,219,949
	Fox Wizel, Ltd.	42,538	851,198
*	Gilat Satellite Networks, Ltd.	200,464	1,177,268
*	Hadera Paper, Ltd.	14,533	1,015,757
	Hamlet Israel-Canada, Ltd.	21,370	358,884
	Harel Insurance Investments & Financial Services, Ltd.	636,496	3,992,216
#	Hilan, Ltd.	60,701	1,180,837
	IDI Insurance Co., Ltd.	33,039	2,105,500
#*	Industrial Buildings Corp., Ltd.	536,124	774,021
#	Inrom Construction Industries, Ltd.	290,531	1,261,019
*	Intec Pharma, Ltd.	1,620	14,657
*	Israel Discount Bank, Ltd. Class A	2,607,334	6,575,992
#	Israel Land Development Co., Ltd. (The)	22,310	215,867
	Isras Investment Co., Ltd.	919	108,660
*	Issta Lines, Ltd.	2,915	58,932
*	Jerusalem Oil Exploration	50,465	2,694,429
#*	Kamada, Ltd.	160,188	771,300
*	Kenon Holdings, Ltd.	53,358	870,222
	Kerur Holdings, Ltd.	24,373	736,955
	Klil Industries, Ltd.	5,219	463,120
	Maabarot Products, Ltd.	21,999	403,102
	Magic Software Enterprises, Ltd.	107,519	932,807
#	Matrix IT, Ltd.	208,937	2,204,650
#	Maytronics, Ltd.	197,821	927,123
#*	Mazor Robotics, Ltd.	228,777	5,610,463
	Mediterranean Towers, Ltd.	30,691	54,766
	Mega Or Holdings, Ltd.	33,768	391,379
#	Meitav Dash Investments, Ltd.	44,186	156,348
	Melisron, Ltd.	73,243	3,547,880
	Menora Mivtachim Holdings, Ltd.	137,944	1,636,071
	Migdal Insurance & Financial Holding, Ltd.	2,192,100	2,288,419
#	Mivtach Shamir Holdings, Ltd.	22,547	457,901
	Naphtha Israel Petroleum Corp., Ltd.	195,407	1,153,073
#	Nawi Brothers, Ltd.	52,146	284,818
	Neto ME Holdings, Ltd.	8,331	801,058
*	Nova Measuring Instruments, Ltd.	152,942	4,125,219
	Oil Refineries, Ltd.	6,670,235	3,340,582
*	Partner Communications Co., Ltd.	638,671	3,446,002
	Paz Oil Co., Ltd.	32,373	5,333,243
*	Perion Network, Ltd.	16,455	18,740
*	Phoenix Holdings, Ltd. (The)	356,371	1,639,956
	Plasson Industries, Ltd.	14,879	672,204
	Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	36,576	1,870,442
#*	Redhill Biopharma, Ltd.	93,216	94,498
	Scope Metals Group, Ltd.	33,909	889,959
#	Shapir Engineering and Industry, Ltd.	417,649	1,440,289
#	Shikun & Binui, Ltd.	1,185,544	2,905,255
	Shufersal, Ltd.	411,270	2,419,221
*	Space Communication, Ltd.	17,611	99,230
	Strauss Group, Ltd.	179,343	3,376,843
	Summit Real Estate Holdings, Ltd.	133,625	953,076

#*	Suny Cellular Communication, Ltd.	133,032	$89,826
	Tadiran Holdings, Ltd.	12,911	345,597
*	Tower Semiconductor, Ltd.	405,114	12,574,885
#*	Union Bank of Israel	202,328	1,024,316
TOTAL ISRAEL			145,566,788

ITALY — (10.2%)
	A2A SpA	8,876,954	15,273,004
	ACEA SpA	320,299	4,969,379
#*	Aedes SIIQ SpA	87,868	36,481
#*	Aeffe SpA	190,047	448,207
	Aeroporto Guglielmo Marconi Di Bologna SpA	21,472	374,270
	Amplifon SpA	515,448	7,846,333
	Anima Holding SpA	1,374,707	11,109,230
*	Ansaldo STS SpA	572,443	7,511,961
*	Arnoldo Mondadori Editore SpA	838,719	2,003,383
	Ascopiave SpA	435,096	1,802,332
#	Astaldi SpA	309,909	2,122,943
	Autogrill SpA	728,145	9,470,841
	Azimut Holding SpA	623,078	13,499,769
#*	Banca Carige SpA	2,433,018	662,681
	Banca Finnat Euramerica SpA	616,149	306,483
	Banca Generali SpA	290,229	10,080,213
	Banca IFIS SpA	147,336	8,065,807
	Banca Mediolanum SpA	1,447,325	12,669,737
*	Banca Monte dei Paschi di Siena SpA	19,884	265,799
	Banca Popolare di Sondrio SCPA	2,361,699	10,175,617
#	Banca Profilo SpA	1,459,872	489,962
#	Banca Sistema SpA	181,022	508,567
*	Banco BPM SpA	6,471,527	26,916,587
	Banco di Desio e della Brianza SpA	224,677	656,449
#	BasicNet SpA	184,584	836,059
#	BE	392,662	429,532
	Biesse SpA	76,476	3,385,017
#	BPER Banca	2,737,886	16,405,215
	Brembo SpA	806,265	13,647,835
	Brunello Cucinelli SpA	152,769	4,736,646
	Buzzi Unicem SpA	409,864	11,075,877
#	Cairo Communication SpA	420,197	2,126,669
*	Caltagirone Editore SpA	6,277	9,651
#*	Carraro SpA	127,950	678,074
	Cembre SpA	39,007	1,152,399
	Cementir Holding SpA	334,012	2,815,991
	Cerved Information Solutions SpA	1,091,573	12,912,955
	CIR-Compagnie Industriali Riunite SpA	2,176,173	3,365,089
	Credito Emiliano SpA	487,193	4,383,367
#*	Credito Valtellinese SpA	726,041	3,490,328
#*	d'Amico International Shipping SA	1,300,549	415,454
	Danieli & C Officine Meccaniche SpA	77,951	2,037,705
	Datalogic SpA	111,466	3,921,951
	Davide Campari-Milano SpA	927,096	6,734,608
	De' Longhi SpA	279,516	9,004,209
	DeA Capital SpA	617,167	999,226

	DiaSorin SpA	119,477	$10,655,417
	Digital Bros SpA	13,858	212,503
	Ei Towers SpA	98,236	5,810,663
	El.En. SpA	59,126	1,660,810
*	Elica SpA	11,485	34,438
	Emak SpA	250,275	606,163
	ePrice SpA	99,656	361,522
	ERG SpA	388,384	6,203,198
	Esprinet SpA	169,978	1,001,763
#*	Eurotech SpA	90,850	136,666
*	Exprivia SpA	23,307	43,938
	Falck Renewables SpA	829,129	1,573,587
#	Fila SpA	72,880	1,626,353
*	Fincantieri SpA	2,768,818	3,335,724
	FinecoBank Banca Fineco SpA	2,231,799	19,815,100
	FNM SpA	747,367	511,011
*	GEDI Gruppo Editoriale SpA	789,240	699,699
#	Geox SpA	478,801	2,046,486
	Gruppo MutuiOnline SpA	120,305	1,886,783
	Hera SpA	4,108,070	12,919,837
*	IMMSI SpA	1,202,186	967,175
	Industria Macchine Automatiche SpA	76,905	7,306,170
	Infrastrutture Wireless Italiane SpA	840,134	5,560,074
#*	Intek Group SpA	1,768,514	690,565
	Interpump Group SpA	425,898	13,256,012
	Iren SpA	3,366,513	9,035,693
	Italgas SpA	2,733,719	15,355,136
	Italmobiliare SpA	33,877	915,163
	IVS Group SA	39,423	641,244
#*	Juventus Football Club SpA	2,763,968	2,583,236
	La Doria SpA	67,081	1,106,033
#	Maire Tecnimont SpA	679,278	3,763,120
#	MARR SpA	189,413	4,993,249
	Massimo Zanetti Beverage Group SpA	17,135	176,074
#*	Mediaset SpA	4,351,208	15,073,391
	Moncler SpA	791,362	22,865,260
#	Mondo TV SpA	43,191	224,167
	Nice SpA	111,052	485,245
*	Openjobmetis SpA agenzia per il lavoro	5,491	86,525
	OVS SpA	679,178	5,188,459
#	Panariagroup Industrie Ceramiche SpA	64,693	497,071
	Parmalat SpA	697,227	2,554,219
	Piaggio & C SpA	1,124,262	3,521,475
#*	Prelios SpA	127,326	17,469
	Prima Industrie SpA	28,422	1,358,832
	Prysmian SpA	907,443	30,660,072
	RAI Way SpA	270,779	1,462,831
	Recordati SpA	120,448	5,558,284
#	Reno de Medici SpA	840,050	558,289
	Reply SpA	25,779	6,199,539
#*	Retelit SpA	838,399	1,426,664
*	Rizzoli Corriere Della Sera Mediagroup SpA	644,744	1,003,294
	Sabaf SpA	37,816	930,725

	SAES Getters SpA	43,539	$1,377,386
#*	Safilo Group SpA	176,776	1,183,136
#*	Saipem SpA	3,176,912	13,720,113
#	Salini Impregilo SpA	1,310,412	5,168,820
#	Salvatore Ferragamo SpA	262,482	7,378,772
	Saras SpA	3,129,270	8,397,633
	SAVE SpA	91,740	2,276,536
	Servizi Italia SpA	40,168	242,427
	Sesa SpA	24,570	780,489
#*	Snaitech SpA	544,640	1,003,088
	Societa Cattolica di Assicurazioni SCRL	1,005,325	8,734,384
	Societa Iniziative Autostradali e Servizi SpA	396,172	6,328,504
#*	Sogefi SpA	323,297	1,964,628
	SOL SpA	164,650	2,013,867
	Tamburi Investment Partners SpA	455,377	3,187,362
	Technogym SpA	202,279	1,794,179
#*	Tiscali SpA	9,160,788	449,294
#	Tod's SpA	70,079	4,970,090
#*	Trevi Finanziaria Industriale SpA	509,518	461,320
	TXT e-solutions SpA	28,342	374,997
#	Unione di Banche Italiane SpA	6,512,755	33,846,089
	Unipol Gruppo Finanziario SpA	2,680,207	12,296,904
	UnipolSai Assicurazioni SpA	4,491,848	10,503,511
	Vittoria Assicurazioni SpA	136,425	1,854,970
#*	Yoox Net-A-Porter Group SpA	314,880	12,358,674
	Zignago Vetro SpA	145,632	1,397,051
TOTAL ITALY			633,056,532

NETHERLANDS — (5.4%)
	Aalberts Industries NV	645,848	31,218,936
	Accell Group	150,045	4,637,506
*	AFC Ajax NV	18,134	220,593
	AMG Advanced Metallurgical Group NV	179,772	7,752,326
	Amsterdam Commodities NV	104,318	3,052,588
	APERAM SA	320,174	16,778,823
	Arcadis NV	471,130	10,153,721
	ASM International NV	339,707	21,482,583
	BE Semiconductor Industries NV	221,139	15,392,300
#	Beter Bed Holding NV	117,367	2,221,994
#	BinckBank NV	375,073	1,939,835
	Boskalis Westminster	594,181	20,769,109
#	Brunel International NV	138,299	2,203,124
	Corbion NV	398,317	12,846,867
#	Flow Traders	96,337	2,589,461
*	Fugro NV	423,589	5,992,973
	Gemalto NV(B9MS8P5)	306,999	13,720,588
	Gemalto NV(B011JK4)	231,595	10,345,331
	GrandVision NV	9,179	232,023
*	Heijmans NV	152,838	1,655,115
	Hunter Douglas NV	19,119	1,587,218
	IMCD Group NV	171,767	10,532,246
	Intertrust NV	82,236	1,335,752
	KAS Bank NV	86,435	1,011,495

	Kendrion NV	85,021	$3,713,418
	Koninklijke BAM Groep NV	2,089,839	11,957,106
	Koninklijke Vopak NV	447,657	19,631,519
*	Lucas Bols NV	8,772	191,770
	Nederland Apparatenfabriek	28,121	1,324,440
#*	OCI NV	531,075	12,440,501
#	Ordina NV	866,273	1,616,480
#	PostNL NV	2,815,706	12,131,695
	Refresco Group NV	244,905	4,938,035
	SBM Offshore NV	1,217,053	22,068,906
#	Sligro Food Group NV	156,622	7,210,654
	TKH Group NV	253,918	16,494,094
*	TomTom NV	971,261	10,544,614
	Van Lanschot Kempen NV	60,709	1,955,012
#	Wessanen	484,021	9,101,166
TOTAL NETHERLANDS			334,991,917

NORWAY — (2.4%)
	ABG Sundal Collier Holding ASA	2,003,781	1,408,983
	AF Gruppen ASA	29,505	539,418
#*	Akastor ASA	1,076,530	2,356,137
*	Aker Solutions ASA	856,751	4,550,907
#	American Shipping Co. ASA	234,848	679,694
*	Archer, Ltd.	445,511	674,484
	Arendals Fossekompani A.S.	90	35,753
	Atea ASA	409,219	5,404,612
	Austevoll Seafood ASA	452,355	4,714,748
#*	Avance Gas Holding, Ltd.	376,095	1,096,174
#*	Axactor AB	5,455,611	1,990,051
	Bakkafrost P/F	203,806	9,372,208
	Bonheur ASA	140,320	1,472,694
	Borregaard ASA	526,278	5,901,611
#	BW LPG, Ltd.	524,093	2,421,391
*	BW Offshore, Ltd.	863,791	3,031,524
#*	DNO ASA	3,859,961	5,307,134
#*	DOF ASA	1,898,644	212,175
	Ekornes ASA	128,040	1,817,160
	Entra ASA	122,055	1,671,564
	Europris ASA	166,893	802,633
#*	Fred Olsen Energy ASA	247,595	400,789
#	Frontline, Ltd.	344,307	2,107,936
#*	Funcom NV	835,906	237,467
	Grieg Seafood ASA	295,582	2,910,767
#*	Hexagon Composites ASA	437,202	1,522,148
#	Hoegh LNG Holdings, Ltd.	279,030	2,573,393
*	Kongsberg Automotive ASA	2,171,519	2,559,076
	Kongsberg Gruppen ASA	107,905	1,764,745
*	Kvaerner ASA	1,616,475	2,602,874
#*	NEL ASA	3,050,254	1,032,149
#*	Next Biometrics Group A.S.	5,108	31,036
#*	Nordic Nanovector ASA	178,487	1,796,632
#*	Nordic Semiconductor ASA	703,953	3,895,801
	Norway Royal Salmon ASA	47,901	1,008,233

#*	Norwegian Air Shuttle ASA	154,653	$4,510,383
*	Norwegian Finans Holding ASA	218,800	2,489,382
#	Norwegian Property ASA	259,273	328,420
#	Ocean Yield ASA	248,488	2,232,891
*	Odfjell Drilling, Ltd.	185,576	717,411
	Odfjell SE Class A	134,257	450,301
	Olav Thon Eiendomsselskap ASA	105,354	2,163,064
	Opera Software ASA	578,820	1,656,910
#*	Petroleum Geo-Services ASA	1,952,682	4,641,010
#*	PhotoCure ASA	65,557	224,445
#*	Prosafe SE	163,111	492,053
#	Protector Forsikring ASA	366,464	3,603,333
*	Q-Free ASA	179,836	192,120
#*	REC Silicon ASA	14,281,005	1,821,996
	Scatec Solar ASA	372,800	1,957,546
	Selvaag Bolig ASA	194,767	832,346
#*	Sevan Marine ASA	124,800	219,060
	Skandiabanken ASA	214,790	2,379,508
	Solon Eiendom ASA	3,712	8,653
#*	Solstad Farstad ASA	287,823	248,926
#*	Songa Offshore	184,594	1,316,220
	SpareBank 1 SR-Bank ASA	256,391	2,759,646
#	Stolt-Nielsen, Ltd.	151,270	2,282,986
	TGS NOPEC Geophysical Co. ASA	263,045	6,271,845
	Tomra Systems ASA	633,921	9,520,580
	Treasure ASA	300,823	577,984
	Veidekke ASA	443,333	5,552,225
*	Wallenius Wilhelmsen Logistics	276,685	1,696,425
	Wilh Wilhelmsen Holding ASA Class A	68,692	2,160,007
#	XXL ASA	331,586	3,613,627
TOTAL NORWAY			146,825,404

PORTUGAL — (1.1%)
	Altri SGPS SA	577,518	3,050,562
#*	Banco Comercial Portugues SA Class R	67,440,721	19,568,366
	CTT-Correios de Portugal SA	886,171	5,344,330
	EDP Renovaveis SA	182,845	1,556,666
	Ibersol SGPS SA	30,601	470,815
	Mota-Engil SGPS SA	850,092	3,190,321
	Navigator Co. SA (The)	2,010,412	9,809,291
	NOS SGPS SA	1,136,956	7,046,249
	Novabase SGPS SA	65,729	281,876
#	REN - Redes Energeticas Nacionais SGPS SA	1,570,356	5,117,702
	Semapa-Sociedade de Investimento e Gestao	139,197	2,667,508
	Sonae Capital SGPS SA	789,547	813,715
	Sonae SGPS SA	5,934,800	7,160,346
	Teixeira Duarte SA	733,839	266,378
TOTAL PORTUGAL			66,344,125

SPAIN — (5.3%)
	Acciona SA	206,462	16,621,881
	Acerinox SA	960,430	13,865,786

#*	Adveo Group International SA	104,096	$354,006
	Alantra Partners SA	30,357	430,176
#	Almirall SA	364,691	3,713,044
#*	Amper SA	4,762,732	1,154,444
	Applus Services SA	708,329	8,871,305
	Atresmedia Corp. de Medios de Comunicacion SA	523,766	5,510,363
	Azkoyen SA	67,253	628,556
*	Baron de Ley	13,441	1,688,590
#	Bolsas y Mercados Espanoles SHMSF SA	460,862	15,911,778
	Cellnex Telecom SA	909,420	20,819,173
	Cia de Distribucion Integral Logista Holdings SA	258,787	6,225,207
	Cie Automotive SA	289,419	7,731,872
	Construcciones y Auxiliar de Ferrocarriles SA	91,240	3,695,654
#*	Deoleo SA	1,441,512	316,223
	Distribuidora Internacional de Alimentacion SA	3,849,981	22,484,309
#*	Duro Felguera SA	489,623	330,764
	Ebro Foods SA	381,370	9,042,174
*	eDreams ODIGEO SA	336,521	1,066,624
	Elecnor SA	198,822	2,771,265
	Ence Energia y Celulosa SA	1,118,132	5,819,784
#	Ercros SA	815,730	2,641,639
	Euskaltel SA	443,590	3,993,690
	Faes Farma SA	1,444,899	4,834,234
	Fluidra SA	288,573	3,042,062
#*	Fomento de Construcciones y Contratas SA	172,252	1,726,177
	Grupo Catalana Occidente SA	228,086	9,609,872
*	Grupo Empresarial San Jose SA	119,085	420,958
#*	Grupo Ezentis SA	1,197,792	990,208
	Iberpapel Gestion SA	42,701	1,325,598
*	Indra Sistemas SA	761,375	12,039,573
	Inmobiliaria Colonial Socimi SA	1,958,151	19,446,845
	Inmobiliaria del Sur SA	2,902	38,635
	Laboratorios Farmaceuticos Rovi SA	68,607	1,323,343
*	Liberbank SA	2,372,859	2,192,399
	Mediaset Espana Comunicacion SA	1,104,946	12,486,785
	Melia Hotels International SA	659,427	9,537,967
	Miquel y Costas & Miquel SA	79,775	2,898,597
	NH Hotel Group SA	1,501,179	10,068,725
#*	Obrascon Huarte Lain SA	926,681	3,349,360
	Papeles y Cartones de Europa SA	302,916	2,846,650
#*	Pescanova SA	68,547	83,404
*	Pharma Mar SA	1,078,930	4,207,831
	Prim SA	39,424	476,689
#*	Promotora de Informaciones SA Class A	284,300	1,113,948
	Prosegur Cia de Seguridad SA	1,456,227	10,884,930
#*	Quabit Inmobiliaria SA	328,377	627,963
*	Realia Business SA	1,077,068	1,401,420
#*	Sacyr SA	2,839,770	7,461,389
	Saeta Yield SA	220,755	2,522,426
	Siemens Gamesa Renewable Energy SA	3,104	40,555
#*	Solaria Energia y Medio Ambiente SA	340,345	503,072
#	Talgo SA	505,855	2,821,618
#	Tecnicas Reunidas SA	189,544	5,997,853

#*	Tubacex SA	752,478	$2,852,577
#*	Tubos Reunidos SA	785,848	869,073
	Vidrala SA	87,167	7,666,292
	Viscofan SA	253,933	15,569,028
*	Vocento SA	271,086	461,619
	Zardoya Otis SA	962,882	10,661,073
TOTAL SPAIN			330,089,055

SWEDEN — (7.2%)
	AAK AB	121,469	9,207,139
	Acando AB	601,911	2,173,789
	AddLife AB	77,913	1,578,468
#	AddNode Group AB	22,737	225,218
	AddTech AB Class B	300,287	6,026,536
	AF AB Class B	321,738	7,522,374
#	Alimak Group AB	72,149	1,317,576
#*	Anoto Group AB	4,862,822	239,142
*	Arise AB	36,861	70,672
#	Atrium Ljungberg AB Class B	131,402	2,290,954
	Attendo AB	165,777	1,910,189
#	Avanza Bank Holding AB	126,974	5,321,923
*	BE Group AB	18,289	122,496
	Beijer Alma AB	121,979	3,955,914
#*	Beijer Electronics Group AB	53,995	214,768
#*	Beijer Electronics Group AB	26,997	106,398
	Beijer Ref AB	71,389	2,321,441
	Bergman & Beving AB	144,190	1,934,211
	Betsson AB	687,069	6,267,647
	Bilia AB Class A	634,778	7,018,606
	BillerudKorsnas AB	76,671	1,300,494
	BioGaia AB Class B	94,282	3,510,472
#*	BioInvent International AB	565,819	185,231
	Biotage AB	305,541	2,281,334
#	Bjorn Borg AB	95,384	408,938
#	Bonava AB	9,670	156,465
	Bonava AB Class B	244,848	3,965,812
	Bufab AB	57,324	753,048
	Bulten AB	92,534	1,432,654
	Bure Equity AB	338,653	4,659,292
#	Byggmax Group AB	372,728	3,139,888
	Capio AB	15,986	93,781
	Catena AB	81,846	1,473,552
#	Cavotec SA	42,300	141,516
	Clas Ohlson AB Class B	214,919	3,985,950
	Cloetta AB Class B	1,496,805	5,146,888
#*	Collector AB	53,421	616,382
	Com Hem Holding AB	807,301	11,557,486
	Concentric AB	370,988	6,289,208
	Concordia Maritime AB Class B	100,760	160,384
	Coor Service Management Holding AB	38,789	275,864
	Corem Property Group AB Class B	6,631	41,327
	Dedicare AB Class B	19,158	303,442
	Dios Fastigheter AB	623,645	3,983,766

	Dometic Group AB	96,661	$822,998
	Doro AB	157,429	1,015,736
	Duni AB	212,126	3,335,836
#	Dustin Group AB	251,814	2,125,103
	Eastnine AB	80,348	739,639
#	Elanders AB Class B	39,670	484,156
#*	Eltel AB	192,132	618,219
	Enea AB	63,008	595,540
#	eWork Group AB	26,325	344,072
	Fabege AB	666,527	13,681,897
#	Fagerhult AB	208,317	2,978,500
#	Fenix Outdoor International AG	11,704	1,176,516
#*	Fingerprint Cards AB Class B	191,798	537,142
	Granges AB	478,098	5,479,840
	Gunnebo AB	208,485	1,060,187
*	Haldex AB	218,762	2,706,478
	Heba Fastighets AB Class B	42,288	577,806
	Hemfosa Fastigheter AB	817,885	10,398,411
	Hexpol AB	350,508	3,692,001
	HIQ International AB	297,368	2,227,329
	HMS Networks AB	42,845	667,794
#	Hoist Finance AB	165,628	1,708,304
	Holmen AB Class B	224,272	10,509,970
	Hufvudstaden AB Class A	111,848	1,910,508
#	Indutrade AB	442,678	11,692,979
	Intrum Justitia AB	135,215	4,784,101
	Inwido AB	344,615	4,391,583
	ITAB Shop Concept AB Class B	115,635	903,987
	JM AB	392,486	12,347,832
	KappAhl AB	420,801	2,650,745
#	Karo Pharma AB	449,268	2,254,209
	Kindred Group P.L.C.	1,251,492	14,401,835
#	Klovern AB Class B	3,016,953	4,020,942
	KNOW IT AB	99,311	1,593,515
	Kungsleden AB	1,104,294	7,608,512
	Lagercrantz Group AB Class B	354,351	3,525,964
	Lifco AB Class B	54,552	1,779,477
	Lindab International AB	472,478	5,015,516
	Loomis AB Class B	406,666	16,164,042
*	Medivir AB Class B	157,280	1,381,207
#	Mekonomen AB	149,584	3,390,248
	Modern Times Group MTG AB Class B	319,844	11,599,253
*	Momentum Group AB Class B	144,190	1,544,632
	MQ Holding AB	190,110	751,357
#	Mycronic AB	464,036	6,374,415
	NCC AB Class B	513,349	12,185,970
#	Nederman Holding AB	4,621	136,217
#*	Net Insight AB Class B	735,492	474,261
	NetEnt AB	953,177	7,401,942
	New Wave Group AB Class B	319,163	2,272,405
	Nobia AB	745,291	7,434,799
#	Nobina AB	405,004	2,365,805
	Nolato AB Class B	172,169	8,316,216

#	Nordax Group AB	64,409	$379,315
	NP3 Fastigheter AB	53,394	317,395
	OEM International AB Class B	44,423	1,051,291
#	Opus Group AB	1,324,595	1,017,428
*	Orexo AB	34,962	194,546
	Oriflame Holding AG	242,872	8,295,260
	Pandox AB	47,411	902,603
	Peab AB	763,413	8,432,587
#	Pricer AB Class B	832,220	1,012,280
	Proact IT Group AB	50,363	1,226,063
#	Probi AB	1,642	70,611
#*	Qliro Group AB	795,678	1,890,754
#	Ratos AB Class B	1,504,874	7,365,902
*	RaySearch Laboratories AB	131,042	2,798,931
#	Recipharm AB Class B	167,002	1,982,399
	Rezidor Hotel Group AB	426,060	1,707,930
	Rottneros AB	484,842	395,890
	Saab AB Class B	27,191	1,382,095
	Sagax AB Class B	140,003	1,784,345
#*	SAS AB	814,391	2,611,549
	Scandi Standard AB	254,586	1,871,754
	Scandic Hotels Group AB	102,449	1,406,081
	Sectra AB Class B	66,839	1,189,616
	Semcon AB	103,281	662,688
#*	Sensys Gatso Group AB	1,035,356	80,174
	SkiStar AB	146,905	3,430,070
*	SSAB AB Class B	425,156	1,689,321
	Sweco AB Class B	326,793	8,008,152
	Swedol AB Class B	112,019	462,285
	Systemair AB	82,114	1,371,310
	Thule Group AB	425,212	9,146,195
#*	Tobii AB	70,362	424,282
	Troax Group AB	8,795	315,344
	VBG Group AB Class B	13,012	231,394
	Victoria Park AB Class B	595,790	2,269,963
#	Vitrolife AB	71,728	5,820,993
	Wallenstam AB Class B	906,444	9,032,748
	Wihlborgs Fastigheter AB	401,999	9,840,783
TOTAL SWEDEN			445,918,910

SWITZERLAND — (10.6%)
	Allreal Holding AG	74,900	13,125,954
*	Alpiq Holding AG	6,898	555,554
	ALSO Holding AG	30,442	4,300,847
	ams AG	372,640	27,057,230
	APG SGA SA	7,581	3,161,319
#*	Arbonia AG	235,142	4,203,037
#	Aryzta AG	441,840	13,571,488
	Ascom Holding AG	210,467	4,630,123
	Autoneum Holding AG	16,300	4,558,171
	Bachem Holding AG Class B	23,344	2,805,313
	Baloise Holding AG	30,885	4,890,736
	Bank Cler AG	30,867	1,351,764

	Banque Cantonale de Geneve	8,382	$1,391,474
	Banque Cantonale du Jura SA	4,442	271,123
	Banque Cantonale Vaudoise	11,753	8,739,764
	Belimo Holding AG	2,185	8,757,975
	Bell Food Group AG	5,249	2,438,991
	Bellevue Group AG	53,293	1,264,134
#	Berner Kantonalbank AG	23,823	4,540,882
	BFW Liegenschaften AG	620	28,688
	BKW AG	70,552	4,238,520
	Bobst Group SA	49,320	5,428,263
	Bossard Holding AG Class A	33,475	7,750,874
	Bucher Industries AG	37,564	13,362,197
#	Burckhardt Compression Holding AG	14,280	4,463,900
	Burkhalter Holding AG	20,988	2,677,542
	Calida Holding AG	25,084	924,151
	Carlo Gavazzi Holding AG	1,983	720,859
	Cembra Money Bank AG	163,046	14,264,734
	Cham Paper Holding AG	1,925	775,472
#*	Cicor Technologies, Ltd.	9,509	544,071
	Cie Financiere Tradition SA	9,836	976,992
	Coltene Holding AG	20,595	1,998,071
	Conzzeta AG	7,179	7,569,419
	Daetwyler Holding AG	39,273	6,215,243
	DKSH Holding AG	160,246	13,617,064
	dormakaba Holding AG	16,675	17,011,038
*	Dottikon Es Holding AG	41	33,578
	Edmond de Rothschild Suisse SA	25	450,997
#	EFG International AG	495,370	4,296,483
	Emmi AG	12,810	8,399,772
	Energiedienst Holding AG	68,912	1,879,205
#*	Evolva Holding SA	1,761,042	727,744
	Feintool International Holding AG	7,815	886,378
	Flughafen Zurich AG	54,802	12,402,494
	Forbo Holding AG	6,853	10,949,077
	GAM Holding AG	1,035,728	16,055,832
	Georg Fischer AG	24,221	29,891,147
	Gurit Holding AG	2,361	2,710,885
	Helvetia Holding AG	37,722	20,501,375
	Hiag Immobilien Holding AG	5,069	607,103
#	HOCHDORF Holding AG	5,428	1,538,500
	Huber & Suhner AG	72,236	4,430,851
*	Idorsia, Ltd.	7,418	132,568
	Implenia AG	85,074	5,628,179
	Inficon Holding AG	9,382	6,108,297
	Interroll Holding AG	3,192	4,603,870
	Intershop Holding AG	8,087	4,008,894
#	Jungfraubahn Holding AG	5,914	754,478
	Kardex AG	36,015	4,285,285
#	Komax Holding AG	19,969	5,754,155
	Kudelski SA	197,997	2,476,307
*	Lastminute.com NV	10,907	148,113
	LEM Holding SA	3,773	4,828,050
	Liechtensteinische Landesbank AG	37,169	1,867,681

	Logitech International SA	752,085	$27,476,802
	Luzerner Kantonalbank AG	16,857	7,922,097
	MCH Group AG	3,815	269,127
	Metall Zug AG Class B	900	3,659,713
#*	Meyer Burger Technology AG	2,370,456	3,311,361
	Mobilezone Holding AG	133,170	1,678,740
	Mobimo Holding AG	35,195	9,505,786
#	OC Oerlikon Corp. AG	1,167,818	17,993,795
#*	Orascom Development Holding AG	60,240	490,469
#	Orell Fuessli Holding AG	5,028	612,171
	Orior AG	30,001	2,324,721
#	Panalpina Welttransport Holding AG	63,044	9,243,473
#	Phoenix Mecano AG	3,328	1,911,773
	Plazza AG Class A	6,136	1,475,779
	PSP Swiss Property AG	226,220	20,848,610
	Rieter Holding AG	18,187	3,875,858
	Romande Energie Holding SA	2,625	3,450,178
#*	Schaffner Holding AG	2,950	964,908
*	Schmolz + Bickenbach AG	3,071,012	2,825,433
	Schweiter Technologies AG	5,305	6,809,276
	SFS Group AG	59,934	7,307,088
	Siegfried Holding AG	21,530	7,091,491
	St Galler Kantonalbank AG	11,870	5,465,784
	Sulzer AG	107,928	12,749,727
	Sunrise Communications Group AG	191,584	15,795,327
	Swiss Prime Site AG	118,681	10,670,589
	Swissquote Group Holding SA	49,832	1,871,956
	Tamedia AG	14,493	2,093,719
	Tecan Group AG	49,581	10,273,089
	Temenos Group AG	307,521	31,409,953
	Thurgauer Kantonalbank	1,979	202,319
	u-blox Holding AG	30,554	6,032,556
	Valiant Holding AG	101,527	11,031,893
	Valora Holding AG	15,777	5,527,107
	Vaudoise Assurances Holding SA	5,716	3,089,776
	Vetropack Holding AG	1,111	2,165,072
*	Von Roll Holding AG	282,093	405,950
	Vontobel Holding AG	146,403	9,419,120
	VP Bank AG	13,181	1,770,874
	VZ Holding AG	12,286	3,922,828
	Walliser Kantonalbank	17,513	1,740,519
#	Walter Meier AG	22,913	961,987
#	Ypsomed Holding AG	16,382	2,534,295
#	Zehnder Group AG	63,176	2,219,241
#	Zug Estates Holding AG Class B	962	1,794,184
	Zuger Kantonalbank AG	658	3,656,110
TOTAL SWITZERLAND			658,392,899
TOTAL COMMON STOCKS			5,720,961,386

PREFERRED STOCKS — (0.8%)
GERMANY — (0.8%)
#	Biotest AG	89,937	2,408,844

Draegerwerk AG & Co. KGaA	39,091	$4,341,167
# Fuchs Petrolub SE	212,417	12,579,380
Jungheinrich AG	245,511	11,302,530
# Sartorius AG	106,868	10,226,096
Sixt SE	74,833	4,614,702
STO SE & Co. KGaA	8,091	1,211,613
Villeroy & Boch AG	43,697	920,367
TOTAL GERMANY		47,604,699
TOTAL PREFERRED STOCKS		47,604,699

RIGHTS/WARRANTS — (0.0%)
AUSTRIA — (0.0%)
* Intercell AG Rights 05/16/13	254,689	—

DENMARK — (0.0%)
* Vestjysk Bank A.S. 9/25/2017	7,055,160	227,841

FRANCE — (0.0%)
#* Archos 12/31/2018	138,714	3,115
* Maurel et prom Rights 12/31/00	844,597	—
TOTAL FRANCE		3,115

SWEDEN — (0.0%)
* Sensys Gatso Group AB 10/17/2017	1,035,356	2,906

TOTAL RIGHTS/WARRANTS		233,862
TOTAL INVESTMENT SECURITIES		5,768,799,947

		Value †
SECURITIES LENDING COLLATERAL — (6.8%)
§@ DFA Short Term Investment Fund	36,272,796	419,748,798
TOTAL INVESTMENTS — (100.0%) (Cost $4,441,391,144) ^^		$6,188,548,745

Summary of the Series' investments as of September 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Austria	—	$204,754,688	—	$204,754,688
Belgium	$2,811,557	254,407,311	—	257,218,868
Denmark	—	295,118,325	—	295,118,325
Finland	—	380,067,977	—	380,067,977
France	—	817,902,418	—	817,902,418
Germany	755,226	925,770,268	—	926,525,494
Ireland	—	78,187,986	—	78,187,986
Israel	—	145,566,788	—	145,566,788
Italy	—	633,056,532	—	633,056,532
Netherlands	10,345,331	324,646,586	—	334,991,917
Norway	—	146,825,404	—	146,825,404
Portugal	—	66,344,125	—	66,344,125
Spain	—	330,089,055	—	330,089,055
Sweden	106,398	445,812,512	—	445,918,910
Switzerland	—	658,392,899	—	658,392,899
Preferred Stocks
Germany	—	47,604,699	—	47,604,699
Rights/Warrants
Denmark	—	227,841	—	227,841
France	—	3,115	—	3,115
Sweden	—	2,906	—	2,906
Securities Lending Collateral	—	419,748,798	—	419,748,798
TOTAL	$14,018,512	$6,174,530,233	—	$6,188,548,745

THE CANADIAN SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

September 30, 2017
(Unaudited)

		Shares	Value††
COMMON STOCKS — (79.5%)
Consumer Discretionary — (7.3%)
	Aimia, Inc.	725,617	$1,436,405
#	AutoCanada, Inc.	178,738	3,410,741
#	BMTC Group, Inc.	17,481	174,285
#	BRP, Inc.	205,151	6,635,860
#	Cara Operations, Ltd.	72,577	1,418,676
#	Cineplex, Inc.	302,183	9,454,798
	Cogeco Communications, Inc.	76,656	5,653,284
	Cogeco, Inc.	38,868	2,550,600
#	Corus Entertainment, Inc. Class B	730,338	7,597,505
	DHX Media, Ltd.(BRF12N3)	363,010	1,521,573
#	DHX Media, Ltd.(BRF12P5)	479,925	2,011,627
	Dorel Industries, Inc. Class B	187,080	4,477,026
	Enercare, Inc.	598,059	9,801,889
#	Gamehost, Inc.	55,573	449,839
*	Glacier Media, Inc.	171,625	86,655
#	goeasy, Ltd.	48,933	1,138,077
*	Great Canadian Gaming Corp.	333,138	8,570,411
#	Hudson's Bay Co.	417,486	4,252,652
	Imvescor Restaurant Group, Inc.	36,800	109,419
*	Indigo Books & Music, Inc.	2,402	30,801
	Leon's Furniture, Ltd.	140,175	2,026,654
	Martinrea International, Inc.	547,048	4,971,769
	MTY Food Group, Inc.	104,463	4,092,287
#	Pizza Pizza Royalty Corp.	163,112	2,164,804
	Reitmans Canada, Ltd. Class A	260,312	847,018
	Sleep Country Canada Holdings, Inc.	144,600	4,181,261
*	Spin Master Corp.	57,700	2,227,999
#*	Stars Group, Inc. (The)	694,801	14,199,499
#	Torstar Corp. Class B	393,289	422,366
*	TVA Group, Inc. Class B	7,000	21,094
	Uni-Select, Inc.	258,431	5,583,891
#*	Yellow Pages, Ltd.	178,483	1,234,469
	Zenith Capital Corp.	111,820	7,259
Total Consumer Discretionary			112,762,493

Consumer Staples — (4.1%)
#	AGT Food & Ingredients, Inc.	116,323	2,278,449
	Andrew Peller, Ltd. Class A	84,800	816,228
#	Clearwater Seafoods, Inc.	97,157	700,013
#*	Colabor Group, Inc.	67,800	48,361
	Corby Spirit and Wine, Ltd.	73,867	1,278,131
	Cott Corp.(2228952)	815,749	12,232,149
	Cott Corp.(22163N106)	96,682	1,451,197
	High Liner Foods, Inc.	96,491	1,083,421
	Jean Coutu Group PJC, Inc. (The) Class A	416,076	8,103,103
	KP Tissue, Inc.	6,400	76,990
	Lassonde Industries, Inc. Class A	5,000	974,835
#	Liquor Stores N.A., Ltd.	195,311	1,541,826
	Maple Leaf Foods, Inc.	218,345	5,951,443
*	Neptune Technologies & Bioressources, Inc.	22,102	19,662
	North West Co., Inc. (The)	316,536	7,587,731

	Premium Brands Holdings Corp.	150,162	$11,974,449
#	Rogers Sugar, Inc.	580,236	2,938,963
#*	SunOpta, Inc.	388,350	3,364,507
Total Consumer Staples			62,421,458

Energy — (17.5%)
*	Advantage Oil & Gas, Ltd.	1,167,375	7,316,267
#*	Africa Oil Corp.	1,016,099	1,384,387
	AKITA Drilling, Ltd. Class A	40,600	229,560
#*	Athabasca Oil Corp.	3,204,397	2,876,317
#*	Baytex Energy Corp.	1,110,006	3,344,919
#*	Bellatrix Exploration, Ltd.	325,319	928,178
	Birchcliff Energy, Ltd.	1,242,135	6,022,774
#*	BlackPearl Resources, Inc.	1,472,701	1,298,314
#	Bonavista Energy Corp.	1,337,241	3,193,731
#	Bonterra Energy Corp.	157,595	2,084,005
#*	Calfrac Well Services, Ltd.	874,615	3,553,835
#*	Canacol Energy, Ltd.	921,342	3,064,370
#	Cardinal Energy, Ltd.	179,790	680,110
*	Cequence Energy, Ltd.	514,530	61,855
	CES Energy Solutions Corp.	519,342	2,626,366
#*	Chinook Energy, Inc.	496,199	137,198
#	Cona Resources, Ltd.	204,400	375,136
*	Crew Energy, Inc.	924,576	3,290,016
#*	Delphi Energy Corp.	1,029,539	1,023,144
#*	Denison Mines Corp.	3,295,282	1,531,768
	Enerflex, Ltd.	574,858	8,477,169
#*	Energy Fuels, Inc.	397,690	637,451
	Enerplus Corp.	1,353,175	13,350,098
	Ensign Energy Services, Inc.	798,227	4,510,119
*	Epsilon Energy, Ltd.	312,073	774,086
#*	Essential Energy Services Trust	929,741	461,983
#*	Fission Uranium Corp.	1,445,000	741,174
#	Freehold Royalties, Ltd.	552,172	6,522,954
*	Frontera Energy Corp.	14,900	520,052
*	GASFRAC Energy Services, Inc.	91,560	9
*	Gear Energy, Ltd.	424,500	278,974
#	Gibson Energy, Inc.	757,539	10,758,238
*	Gran Tierra Energy, Inc.	2,740,250	6,215,113
#	Granite Oil Corp.	214,508	601,705
*	Kelt Exploration, Ltd.	1,174,340	6,710,514
*	Laramide Resources, Ltd.	20,500	4,600
*	Manitok Energy, Inc.	26,870	1,400
#*	MEG Energy Corp.	1,435,743	6,317,154
#	Mullen Group, Ltd.	580,281	7,929,306
#*	Newalta Corp.	579,398	450,424
	North American Energy Partners, Inc.	150,534	643,034
*	NuVista Energy, Ltd.	1,310,626	7,930,456
#*	Obsidian Energy, Ltd.	3,864,779	4,088,566
#*	Painted Pony Energy, Ltd.	540,861	1,447,787
#*	Paramount Resources, Ltd. Class A	498,213	9,862,445
*	Parex Resources, Inc.	848,102	10,229,561
	Parkland Fuel Corp.	542,825	11,041,393

	Pason Systems, Inc.	353,652	$5,322,849
#*	Pengrowth Energy Corp.	2,922,294	2,974,405
#*	Perpetual Energy, Inc.	41,575	44,649
*	Petrus Resources, Ltd.	19,582	42,373
#	Peyto Exploration & Development Corp.	94,500	1,545,021
*	PHX Energy Services Corp.	241,574	460,786
#*	Pine Cliff Energy, Ltd.	496,701	254,769
#*	Precision Drilling Corp.	1,613,822	5,018,337
#*	Pulse Seismic, Inc.	296,139	716,762
#*	Questerre Energy Corp. Class A	764,460	563,657
*	Raging River Exploration, Inc.	963,651	6,078,088
#*	RMP Energy, Inc.	1,197,822	614,391
#	Secure Energy Services, Inc.	1,011,436	7,019,864
	ShawCor, Ltd.	256,281	5,670,942
#*	Spartan Energy Corp.	694,048	3,799,115
*	Strad Energy Services, Ltd.	19,447	24,314
#	Surge Energy, Inc.	1,883,856	3,412,154
#*	Tamarack Valley Energy, Ltd.	598,683	1,357,862
#	TORC Oil & Gas, Ltd.	899,812	4,435,058
	Total Energy Services, Inc.	278,479	3,166,997
#*	TransGlobe Energy Corp.	448,945	640,450
*	Trican Well Service, Ltd.	1,964,140	7,178,104
*	Trinidad Drilling, Ltd.	1,520,384	2,302,965
	Veresen, Inc.	1,597,192	23,962,680
#*	Western Energy Services Corp.	548,797	598,168
#	Whitecap Resources, Inc.	1,829,411	14,221,829
*	Xtreme Drilling Corp.	99,561	174,745
*	Yangarra Resources, Ltd.	394,000	1,259,916
#	ZCL Composites, Inc.	178,627	1,822,418
Total Energy			270,211,683

Financials — (5.9%)
	AGF Management, Ltd. Class B	451,269	2,925,880
#	Alaris Royalty Corp.	193,245	3,185,774
#	Callidus Capital Corp.	81,420	672,111
	Canaccord Genuity Group, Inc.	757,365	2,603,964
#	Canadian Western Bank	528,680	14,283,152
#	Chesswood Group, Ltd.	75,642	745,660
	Clairvest Group, Inc.	1,900	54,042
#	Clarke, Inc.	17,242	132,657
	E-L Financial Corp., Ltd.	3,778	2,561,561
#*	Echelon Financial Holdings, Inc.	14,650	157,214
	ECN Capital Corp.	2,146,106	6,811,124
	Element Fleet Management Corp.	90,300	669,425
#	Equitable Group, Inc.	71,724	3,219,029
*	Equity Financial Holdings, Inc.	800	4,648
	Fiera Capital Corp.	258,637	2,993,162
	Firm Capital Mortgage Investment Corp.	127,118	1,258,191
#	First National Financial Corp.	96,637	2,049,301
#	Genworth MI Canada, Inc.	330,780	9,816,697
#	Gluskin Sheff + Associates, Inc.	196,696	2,963,642
*	GMP Capital, Inc.	315,787	632,713
	Guardian Capital Group, Ltd. Class A	40,997	803,347

#	Home Capital Group, Inc.	339,758	$3,782,199
*	Kingsway Financial Services, Inc.	13,070	79,610
	Laurentian Bank of Canada	221,346	10,698,760
#	Sprott, Inc.	1,486,288	2,513,377
#*	Street Capital Group, Inc.	120,227	134,897
#	Timbercreek Financial Corp.	295,946	2,217,668
	TMX Group, Ltd.	220,458	12,456,252
*	Trisura Group, Ltd.	2,711	57,903
Total Financials			90,483,960

Health Care — (1.3%)
*	Concordia International Corp.	65,542	77,340
#*	CRH Medical Corp.	477,896	1,244,770
#	Extendicare, Inc.	584,371	4,369,610
*	Knight Therapeutics, Inc.	736,925	5,108,717
	Medical Facilities Corp.	190,869	2,384,811
*	Novelion Therapeutics, Inc.	43,802	307,928
#	Sienna Senior Living, Inc.	303,515	4,395,525
#*	Theratechnologies, Inc.	375,201	2,258,272
Total Health Care			20,146,973

Industrials — (9.7%)
#	Aecon Group, Inc.	436,701	6,149,338
#	Ag Growth International, Inc.	90,571	3,865,282
	Algoma Central Corp.	31,090	301,494
*	ATS Automation Tooling Systems, Inc.	532,530	5,659,265
#	Badger Daylighting, Ltd.	215,881	4,597,041
#	Bird Construction, Inc.	261,544	2,085,644
#	Black Diamond Group, Ltd.	335,792	624,354
	Calian Group, Ltd.	28,555	654,517
#	CanWel Building Materials Group, Ltd.	241,522	1,215,595
	Cargojet, Inc.	16,249	657,383
#	Cervus Equipment Corp.	37,897	422,175
#*	DIRTT Environmental Solutions	337,568	1,482,567
#	Exchange Income Corp.	94,184	2,636,624
#	Exco Technologies, Ltd.	165,565	1,285,774
	Finning International, Inc.	87,778	2,007,058
*	GDI Integrated Facility Services, Inc.	700	8,802
*	Heroux-Devtek, Inc.	176,254	1,832,109
#*	HNZ Group, Inc.	23,088	235,922
#	Horizon North Logistics, Inc.	881,444	981,933
*	IBI Group, Inc.	83,500	494,542
#	K-Bro Linen, Inc.	42,053	1,310,038
#	MacDonald Dettwiler & Associates, Ltd.	188,172	10,704,427
	Magellan Aerospace Corp.	86,676	1,243,438
	Morneau Shepell, Inc.	310,411	5,174,553
#*	NAPEC, Inc.	53,200	52,017
#	New Flyer Industries, Inc.	261,571	10,798,255
	Richelieu Hardware, Ltd.	280,555	7,055,753
	Rocky Mountain Dealerships, Inc.	98,255	874,078
	Russel Metals, Inc.	363,206	8,028,228
#	Savaria Corp.	94,100	1,049,787

#	Stantec, Inc.	529,029	$14,682,648
	Stuart Olson, Inc.	130,159	540,352
#	Student Transportation, Inc.	546,883	3,265,300
	TFI International, Inc.	487,953	12,576,693
	Toromont Industries, Ltd.	425,013	19,490,478
	Transcontinental, Inc. Class A	366,376	7,572,700
	Wajax Corp.	133,338	2,177,863
#	Westshore Terminals Investment Corp.	322,649	6,203,446
Total Industrials			149,997,473

Information Technology — (3.5%)
*	5N Plus, Inc.	406,229	1,058,100
#	Absolute Software Corp.	238,988	1,484,397
#*	Avigilon Corp.	253,094	3,626,785
*	Celestica, Inc.(2263362)	730,558	9,040,125
*	Celestica, Inc.(15101Q108)	36,408	450,731
	Computer Modelling Group, Ltd.	447,552	3,285,575
*	Descartes Systems Group, Inc. (The)	393,056	10,719,852
	Enghouse Systems, Ltd.	110,057	4,561,048
	Evertz Technologies, Ltd.	156,253	2,180,216
#*	EXFO, Inc.	60,487	241,415
*	Kinaxis, Inc.	89,772	5,302,501
#	Mediagrif Interactive Technologies, Inc.	18,870	203,256
*	Mitel Networks Corp.	573,324	4,801,630
*	Points International, Ltd.	36,359	413,783
	Pure Technologies, Ltd.	171,745	711,618
	Quarterhill, Inc.	785,133	1,031,952
#*	Sierra Wireless, Inc.(2418968)	190,447	4,085,968
#*	Sierra Wireless, Inc.(826516106)	471	10,126
*	Solium Capital, Inc.	108,306	894,051
#*	UrtheCast Corp.	516,214	488,185
	Vecima Networks, Inc.	6,059	48,074
Total Information Technology			54,639,388

Materials — (23.4%)
#	Acadian Timber Corp.	57,238	887,642
#	AirBoss of America Corp.	99,362	926,927
#*	Alacer Gold Corp.	1,787,748	3,123,455
	Alamos Gold, Inc. Class A	1,899,987	12,836,619
*	Alio Gold, Inc.	194,618	857,865
#	Altius Minerals Corp.	213,000	2,033,124
#*	Americas Silver Corp.	137,208	565,218
*	Amerigo Resources, Ltd.	314,000	191,256
*	Argonaut Gold, Inc.	1,061,020	2,083,349
#*	Asanko Gold, Inc.	746,275	705,754
*	AuRico Metals, Inc.	861,583	870,042
*	B2Gold Corp.	5,397,434	14,880,523
*	Balmoral Resources, Ltd.	11,000	5,290
	Caledonia Mining Corp. P.L.C.	540	3,159
*	Canfor Corp.	502,970	9,448,701
	Canfor Pulp Products, Inc.	217,215	2,317,076
*	Capstone Mining Corp.	3,069,355	3,345,480

	Cascades, Inc.	456,893	$5,477,956
	Centerra Gold, Inc.	1,552,135	10,934,297
#*	China Gold International Resources Corp., Ltd.	1,612,161	2,532,427
#*	Continental Gold, Inc.	963,348	2,331,646
#*	Copper Mountain Mining Corp.	907,730	909,367
*	Detour Gold Corp.	898,565	9,909,240
	Dominion Diamond Corp.(B95LX89)	554,107	7,855,863
#	Dominion Diamond Corp.(257287102)	20,700	293,526
*	Dundee Precious Metals, Inc.	1,433,822	3,102,640
#*	Eastmain Resources, Inc.	86,500	21,837
	Eldorado Gold Corp.	4,262,046	9,359,252
*	Endeavour Mining Corp.	357,738	7,156,186
#*	Endeavour Silver Corp.	231,342	550,660
#*	First Majestic Silver Corp.	831,203	5,675,698
*	First Mining Finance Corp.	35,500	19,205
*	Fortress Paper, Ltd. Class A	16,706	65,606
*	Fortuna Silver Mines, Inc.	1,004,449	4,395,345
#*	Golden Star Resources, Ltd.	2,318,527	1,783,840
#*	Great Panther Silver, Ltd.	834,051	1,036,088
*	Guyana Goldfields, Inc.	1,014,944	3,400,093
	HudBay Minerals, Inc.	1,336,805	9,910,195
*	IAMGOLD Corp.	3,203,040	19,586,612
#*	Imperial Metals Corp.	281,160	721,068
*	Interfor Corp.	467,908	7,417,528
#*	International Tower Hill Mines, Ltd.	13,001	7,294
	Intertape Polymer Group, Inc.	336,777	4,912,315
*	Ivanhoe Mines, Ltd. Class A	1,499,689	4,771,601
#	Kirkland Lake Gold, Ltd.	913,033	11,766,436
#*	Klondex Mines, Ltd.	822,749	3,000,207
#	Labrador Iron Ore Royalty Corp.	410,256	6,510,173
*	Leagold Mining Corp.	24,242	61,200
#*	Liberty Gold Corp.	222,861	85,733
	Lucara Diamond Corp.	1,583,865	3,071,892
#*	Lundin Gold, Inc.	38,300	156,239
*	Lydian International, Ltd.	57,514	15,672
*	Major Drilling Group International, Inc.	611,212	3,428,959
#	Mandalay Resources Corp.	1,371,135	368,127
#*	Midas Gold Corp.	293,884	153,095
*	Nautilus Minerals, Inc.	227,078	33,668
	Nevsun Resources, Ltd.	1,912,927	4,139,373
#*	New Gold, Inc.	3,504,251	13,003,151
	Norbord, Inc.	210,780	8,025,775
#	OceanaGold Corp.	3,777,360	11,413,061
*	Orbite Technologies, Inc.	73,500	10,385
#	Osisko Gold Royalties, Ltd.	742,994	9,587,013
	Pan American Silver Corp.	868,873	14,797,477
#*	Platinum Group Metals, Ltd.	67,631	28,185
#*	PolyMet Mining Corp.	613,665	368,863
*	Premier Gold Mines, Ltd.	978,449	2,799,489
#*	Pretium Resources, Inc.	293,903	2,721,542
*	Primero Mining Corp.	566,045	40,829
#*	RB Energy, Inc.	396,013	594
*	Richmont Mines, Inc.	398,871	3,717,788

*	Roxgold, Inc.	120,500	$119,752
#*	Royal Nickel Corp.	385,500	57,157
#*	Sabina Gold & Silver Corp.	1,545,521	2,737,409
#*	Sandstorm Gold, Ltd.	1,140,352	5,154,546
#*	Seabridge Gold, Inc.	106,435	1,300,849
*	SEMAFO, Inc.	1,962,946	5,191,522
#*	Sherritt International Corp.	2,558,561	2,194,078
#*	Sprott Resource Holdings, Inc.	597,898	71,877
*	SSR Mining, Inc.	726,305	7,695,253
	Stella-Jones, Inc.	241,271	9,285,380
#*	Stornoway Diamond Corp.	1,581,797	950,790
#	Supremex, Inc.	4,991	17,040
#	Tahoe Resources, Inc.	1,339,013	7,039,812
#*	Tanzanian Royalty Exploration Corp.	298,950	98,232
*	Taseko Mines, Ltd.	1,317,026	2,469,919
#*	Tembec, Inc.	420,376	1,543,035
#*	Teranga Gold Corp.	596,114	1,337,703
#*	TMAC Resources, Inc.	68,713	558,405
*	Torex Gold Resources, Inc.	445,160	6,974,857
#*	Trevali Mining Corp.	2,471,216	2,792,558
#*	Wesdome Gold Mines, Ltd.	568,064	992,490
	West Fraser Timber Co., Ltd.	800	46,163
	Western Forest Products, Inc.	2,428,809	5,197,291
	Winpak, Ltd.	152,135	6,259,756
	Yamana Gold, Inc.	4,387,573	11,604,080
Total Materials			360,213,745

Real Estate — (2.3%)
	Altus Group, Ltd.	263,514	6,709,549
	Brookfield Real Estate Services, Inc.	31,469	418,662
	Colliers International Group, Inc.	177,895	8,825,246
*	DREAM Unlimited Corp. Class A	231,200	1,337,819
	FirstService Corp.(BYL7ZF7)	177,734	11,678,951
	FirstService Corp.(33767E103)	1,234	81,209
	Genesis Land Development Corp.	76,842	215,546
	Information Services Corp.	7,374	102,477
#*	Mainstreet Equity Corp.	29,849	885,602
	Mainstreet Health Investments, Inc.	69,766	604,173
	Melcor Developments, Ltd.	51,140	643,477
	Morguard Corp.	10,668	1,572,905
#	Tricon Capital Group, Inc.	323,608	2,627,248
Total Real Estate			35,702,864

Utilities — (4.5%)
	Alterra Power Corp.	160,142	704,612
	Boralex, Inc. Class A	322,984	5,562,754
#	Capital Power Corp.	566,909	11,208,692
#	Innergex Renewable Energy, Inc.	522,727	6,020,106
	Just Energy Group, Inc.	727,976	4,218,206
*	Maxim Power Corp.	92,234	201,802
#	Northland Power, Inc.	570,588	10,590,918
	Polaris Infrastructure, Inc.	77,300	1,055,654

Superior Plus Corp.	849,685	$8,607,508
TransAlta Corp.	1,735,409	10,153,064
# TransAlta Renewables, Inc.	506,146	5,585,759
# Valener, Inc.	278,149	4,917,625
Total Utilities		68,826,700

TOTAL COMMON STOCKS		1,225,406,737

RIGHTS/WARRANTS — (0.0%)
* QLT, Inc. Warrants 11/23/17	219,010	—
* QLT, Inc. Warrants 11/23/17 Class A	219,010	—
TOTAL RIGHTS/WARRANTS		—

TOTAL INVESTMENT SECURITIES		1,225,406,737

		Value †
SECURITIES LENDING COLLATERAL — (20.5%)
§@ DFA Short Term Investment Fund	27,306,865	315,995,039
TOTAL INVESTMENTS — (100.0%) (Cost $1,606,707,483) ^^		$1,541,401,776

Summary of the Series' investments as of September 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$112,755,234	$7,259	—	$112,762,493
Consumer Staples	62,421,458	—	—	62,421,458
Energy	270,211,674	9	—	270,211,683
Financials	90,483,960	—	—	90,483,960
Health Care	19,839,045	307,928	—	20,146,973
Industrials	149,997,473	—	—	149,997,473
Information Technology	54,639,388	—	—	54,639,388
Materials	360,202,766	10,979	—	360,213,745
Real Estate	35,702,864	—	—	35,702,864
Utilities	68,826,700	—	—	68,826,700
Securities Lending Collateral	—	315,995,039	—	315,995,039
TOTAL	$1,225,080,562	$316,321,214	—	$1,541,401,776

Organization

The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust’s advisor is Dimensional Fund Advisors LP (the “Advisor”). At September 30, 2017, the Trust consisted of eleven operational investment portfolios, of which five (collectively, the “Series”), are included in this document.

Security Valuation

The Series utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

●	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

●	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

Securities held by The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series and The Canadian Small Company Series (the “International Equity Portfolios”), including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the International Equity Portfolios value the securities within the range of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Advisor) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the International Equity Portfolios' has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed previously in the Security Valuation note. Valuation hierarchy tables have been included at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For the period ended September 30, 2017, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Series.

Financial Instruments

In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS

Summarized below are the specific types of derivative instruments used by the Series.

2. Futures Contracts: The Series may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Series. The Series, however, do not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, the Series deposit cash or pledge U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. The Series entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

Federal Tax Cost

At September 30, 2017, the total cost of securities for federal income tax purposes was:

The Japanese Small Company Series	$3,473,291,197
The Asia Pacific Small Company Series	1,953,927,912
The United Kingdom Small Company Series	1,996,343,026
The Continental Small Company Series	4,441,391,144
The Canadian Small Company Series	1,606,707,483

Subsequent Event Evaluations

Management has evaluated the impact of all subsequent events on the Series through the date that the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the Schedules of Investments.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SA Funds - Investment Trust

By:	/s/ Alexander Potts
Alexander Potts
President and Chief Executive Officer

Date: November 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael Clinton
Michael Clinton
Treasurer, Chief Financial and Accounting Officer

Date: November 24, 2017